Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.9%
Aptiv plc *	456,294	76,132,654
BorgWarner, Inc.	408,839	20,024,934
Ford Motor Co. *	6,630,017	92,488,737
General Motors Co. *	2,158,576	122,693,460
Tesla, Inc. *	1,302,899	895,352,193
		1,206,691,978

Banks 4.1%
Bank of America Corp.	12,749,349	489,065,028
Citigroup, Inc.	3,494,540	236,300,795
Citizens Financial Group, Inc.	721,116	30,402,250
Comerica, Inc.	235,539	16,172,108
Fifth Third Bancorp	1,188,531	43,131,790
First Republic Bank	297,062	57,933,031
Huntington Bancshares, Inc.	2,483,378	34,965,962
JPMorgan Chase & Co.	5,117,733	776,769,515
KeyCorp	1,641,989	32,281,504
M&T Bank Corp.	216,856	29,026,176
People's United Financial, Inc.	731,951	11,491,631
Regions Financial Corp.	1,630,998	31,396,711
SVB Financial Group *	94,911	52,197,253
The PNC Financial Services Group, Inc.	718,458	131,053,924
Truist Financial Corp.	2,273,520	123,747,694
U.S. Bancorp	2,292,188	127,308,121
Wells Fargo & Co.	6,988,351	321,044,845
Zions Bancorp NA	279,643	14,583,382
		2,558,871,720

Capital Goods 5.7%
3M Co.	980,184	194,017,621
A.O. Smith Corp.	228,402	16,063,513
Allegion plc	152,660	20,853,356
AMETEK, Inc.	389,970	54,225,328
Carrier Global Corp.	1,381,009	76,300,747
Caterpillar, Inc.	926,320	191,516,660
Cummins, Inc.	246,651	57,247,697
Deere & Co.	527,465	190,726,069
Dover Corp.	244,235	40,816,553
Eaton Corp. plc	674,335	106,578,647
Emerson Electric Co.	1,014,407	102,343,522
Fastenal Co.	971,262	53,196,020
Fortive Corp.	571,323	41,512,329
Fortune Brands Home & Security, Inc.	233,111	22,721,329
Generac Holdings, Inc. *	106,261	44,561,613
General Dynamics Corp.	387,689	75,998,675
General Electric Co.	14,843,476	192,223,014
Honeywell International, Inc.	1,174,106	274,494,242
Howmet Aerospace, Inc. *	664,341	21,803,672
Huntington Ingalls Industries, Inc.	67,733	13,894,070
IDEX Corp.	127,987	29,013,373
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	486,007	110,163,207
Ingersoll Rand, Inc. *	632,993	30,934,368
Johnson Controls International plc	1,212,835	86,620,676
L3Harris Technologies, Inc.	346,124	78,480,156
Lockheed Martin Corp.	413,445	153,665,103
Masco Corp.	429,463	25,643,236
Northrop Grumman Corp.	253,155	91,900,328
Otis Worldwide Corp.	680,979	60,981,669
PACCAR, Inc.	585,922	48,625,667
Parker-Hannifin Corp.	217,785	67,955,454
Pentair plc	281,148	20,712,173
Quanta Services, Inc.	234,899	21,352,319
Raytheon Technologies Corp.	2,561,177	222,694,340
Rockwell Automation, Inc.	196,151	60,300,740
Roper Technologies, Inc.	178,028	87,472,278
Snap-on, Inc.	92,166	20,090,345
Stanley Black & Decker, Inc.	273,089	53,812,187
Teledyne Technologies, Inc. *	78,902	35,724,459
Textron, Inc.	379,942	26,219,797
The Boeing Co. *	929,276	210,462,428
Trane Technologies plc	404,749	82,410,944
TransDigm Group, Inc. *	92,687	59,420,709
United Rentals, Inc. *	122,748	40,451,603
W.W. Grainger, Inc.	73,934	32,869,578
Westinghouse Air Brake Technologies Corp.	300,571	25,509,461
Xylem, Inc.	303,299	38,170,179
		3,612,751,454

Commercial & Professional Services 0.8%
Cintas Corp.	149,038	58,747,799
Copart, Inc. *	353,228	51,924,516
Equifax, Inc.	206,319	53,766,731
IHS Markit Ltd.	634,333	74,115,468
Jacobs Engineering Group, Inc.	219,010	29,621,102
Leidos Holdings, Inc.	223,490	23,783,806
Nielsen Holdings plc	607,388	14,389,022
Republic Services, Inc.	355,494	42,076,270
Robert Half International, Inc.	190,507	18,709,692
Rollins, Inc.	373,618	14,320,778
Verisk Analytics, Inc.	273,606	51,968,724
Waste Management, Inc.	656,739	97,368,124
		530,792,032

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	556,449	53,101,928
Garmin Ltd.	253,036	39,777,259
Hanesbrands, Inc.	584,360	10,670,414
Hasbro, Inc.	217,192	21,597,573
Leggett & Platt, Inc.	223,532	10,736,242
Lennar Corp., Class A	466,207	49,021,666
Mohawk Industries, Inc. *	98,773	19,250,858
Newell Brands, Inc.	641,156	15,868,611
NIKE, Inc., Class B	2,155,832	361,123,418

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NVR, Inc. *	5,772	30,144,847
PulteGroup, Inc.	445,836	24,463,021
PVH Corp. *	121,757	12,738,217
Ralph Lauren Corp.	80,653	9,155,729
Tapestry, Inc. *	471,117	19,928,249
Under Armour, Inc., Class A *	321,714	6,579,051
Under Armour, Inc., Class C *	323,942	5,675,464
VF Corp.	543,911	43,621,662
Whirlpool Corp.	106,025	23,488,779
		756,942,988

Consumer Services 2.0%
Booking Holdings, Inc. *	69,403	151,177,779
Caesars Entertainment, Inc. *	352,383	30,784,179
Carnival Corp. *	1,348,700	29,199,355
Chipotle Mexican Grill, Inc. *	47,669	88,828,321
Darden Restaurants, Inc.	222,322	32,432,333
Domino’s Pizza, Inc.	65,374	34,353,383
Expedia Group, Inc. *	239,562	38,538,339
Hilton Worldwide Holdings, Inc. *	470,342	61,826,456
Las Vegas Sands Corp. *	553,785	23,452,795
Marriott International, Inc., Class A *	450,882	65,819,754
McDonald’s Corp.	1,261,548	306,190,315
MGM Resorts International	686,284	25,756,239
Norwegian Cruise Line Holdings Ltd. *	621,602	14,937,096
Penn National Gaming, Inc. *	253,179	17,312,380
Royal Caribbean Cruises Ltd. *	369,636	28,413,919
Starbucks Corp.	1,992,151	241,906,896
Wynn Resorts Ltd. *	179,178	17,618,573
Yum! Brands, Inc.	502,985	66,087,199
		1,274,635,311

Diversified Financials 5.0%
American Express Co.	1,099,703	187,532,353
Ameriprise Financial, Inc.	196,117	50,511,895
Berkshire Hathaway, Inc., Class B *	3,204,508	891,782,531
BlackRock, Inc.	239,809	207,955,171
Capital One Financial Corp.	763,262	123,419,465
Cboe Global Markets, Inc.	181,773	21,534,647
CME Group, Inc.	607,237	128,813,185
Discover Financial Services	516,478	64,208,545
Franklin Resources, Inc.	463,015	13,682,093
Intercontinental Exchange, Inc.	951,630	114,033,823
Invesco Ltd.	644,980	15,724,612
MarketAxess Holdings, Inc.	63,908	30,367,164
Moody's Corp.	272,265	102,371,640
Morgan Stanley	2,516,607	241,543,940
MSCI, Inc.	139,479	83,123,905
Nasdaq, Inc.	194,045	36,234,023
Northern Trust Corp.	351,473	39,663,728
Raymond James Financial, Inc.	207,140	26,820,487
S&P Global, Inc.	407,261	174,600,936
State Street Corp.	588,038	51,241,631
Synchrony Financial	916,317	43,085,225
T. Rowe Price Group, Inc.	384,131	78,424,185
The Bank of New York Mellon Corp.	1,361,475	69,884,512
The Charles Schwab Corp. (a)	2,527,767	171,761,768
The Goldman Sachs Group, Inc.	575,221	215,638,849
		3,183,960,313

Energy 2.5%
APA Corp.	636,822	11,940,413
Baker Hughes Co.	1,230,767	26,141,491
Cabot Oil & Gas Corp.	671,939	10,751,024
Chevron Corp.	3,268,524	332,768,428
ConocoPhillips	2,282,936	127,981,392
Security	Number of Shares	Value ($)
Devon Energy Corp.	1,002,227	25,897,546
Diamondback Energy, Inc.	305,671	23,576,404
EOG Resources, Inc.	985,256	71,785,752
Exxon Mobil Corp.	7,159,005	412,143,918
Halliburton Co.	1,502,125	31,063,945
Hess Corp.	465,572	35,588,324
Kinder Morgan, Inc.	3,289,522	57,171,892
Marathon Oil Corp.	1,339,257	15,521,989
Marathon Petroleum Corp.	1,074,857	59,353,604
NOV, Inc. *	672,158	9,282,502
Occidental Petroleum Corp.	1,424,795	37,187,149
ONEOK, Inc.	751,198	39,039,760
Phillips 66	739,504	54,301,779
Pioneer Natural Resources Co.	391,214	56,870,779
Schlumberger N.V.	2,365,788	68,205,668
The Williams Cos., Inc.	2,052,857	51,424,068
Valero Energy Corp.	689,596	46,182,244
		1,604,180,071

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	747,496	321,213,981
Sysco Corp.	863,306	64,057,305
The Kroger Co.	1,280,180	52,103,326
Walgreens Boots Alliance, Inc.	1,211,047	57,100,866
Walmart, Inc.	2,321,466	330,924,979
		825,400,457

Food, Beverage & Tobacco 3.0%
Altria Group, Inc.	3,128,325	150,284,733
Archer-Daniels-Midland Co.	946,800	56,542,896
Brown-Forman Corp., Class B	309,063	21,918,748
Campbell Soup Co.	343,110	15,000,769
Conagra Brands, Inc.	814,766	27,286,513
Constellation Brands, Inc., Class A	285,403	64,027,309
General Mills, Inc.	1,028,542	60,539,982
Hormel Foods Corp.	474,948	22,028,088
Kellogg Co.	427,455	27,083,549
Lamb Weston Holdings, Inc.	246,328	16,447,321
McCormick & Co., Inc. - Non Voting Shares	422,666	35,575,797
Molson Coors Beverage Co., Class B *	317,269	15,511,281
Mondelez International, Inc., Class A	2,372,934	150,111,805
Monster Beverage Corp. *	625,635	59,009,893
PepsiCo, Inc.	2,335,700	366,588,115
Philip Morris International, Inc.	2,635,138	263,750,963
The Coca-Cola Co.	6,560,542	374,147,710
The Hershey Co.	247,601	44,290,867
The JM Smucker Co.	185,756	24,354,469
The Kraft Heinz Co.	1,098,250	42,249,678
Tyson Foods, Inc., Class A	497,799	35,572,717
		1,872,323,203

Health Care Equipment & Services 6.4%
Abbott Laboratories	3,003,991	363,422,831
ABIOMED, Inc. *	76,266	24,949,659
Align Technology, Inc. *	121,939	84,845,156
AmerisourceBergen Corp.	251,146	30,682,507
Anthem, Inc.	413,890	158,937,899
Baxter International, Inc.	851,374	65,853,779
Becton, Dickinson & Co.	491,736	125,761,482
Boston Scientific Corp. *	2,402,507	109,554,319
Cardinal Health, Inc.	492,221	29,228,083
Centene Corp. *	986,976	67,716,423
Cerner Corp.	509,166	40,931,855
Cigna Corp.	580,052	133,116,133
CVS Health Corp.	2,225,730	183,311,123

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Danaher Corp.	1,073,304	319,297,207
DaVita, Inc. *	117,674	14,150,299
Dentsply Sirona, Inc.	371,000	24,500,840
DexCom, Inc. *	163,841	84,461,674
Edwards Lifesciences Corp. *	1,050,826	117,976,235
HCA Healthcare, Inc.	444,311	110,277,990
Henry Schein, Inc. *	237,886	19,066,563
Hologic, Inc. *	433,687	32,543,872
Humana, Inc.	218,075	92,869,419
IDEXX Laboratories, Inc. *	144,208	97,849,454
Intuitive Surgical, Inc. *	200,183	198,473,437
Laboratory Corp. of America Holdings *	164,700	48,775,905
McKesson Corp.	267,158	54,454,815
Medtronic plc	2,274,418	298,653,828
Quest Diagnostics, Inc.	221,521	31,411,678
ResMed, Inc.	245,594	66,752,449
STERIS plc	164,487	35,849,942
Stryker Corp.	554,055	150,115,662
Teleflex, Inc.	79,290	31,512,225
The Cooper Cos., Inc.	83,404	35,177,305
UnitedHealth Group, Inc.	1,595,351	657,635,589
Universal Health Services, Inc., Class B	130,875	20,993,659
West Pharmaceutical Services, Inc.	124,578	51,292,500
Zimmer Biomet Holdings, Inc.	352,009	57,525,311
		4,069,929,107

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	414,911	35,922,994
Colgate-Palmolive Co.	1,429,395	113,636,903
Kimberly-Clark Corp.	571,348	77,543,351
The Clorox Co.	210,265	38,034,836
The Estee Lauder Cos., Inc., Class A	392,121	130,901,753
The Procter & Gamble Co.	4,138,784	588,659,248
		984,699,085

Insurance 1.8%
Aflac, Inc.	1,068,044	58,742,420
American International Group, Inc.	1,448,685	68,595,235
Aon plc, Class A	381,608	99,229,528
Arthur J. Gallagher & Co.	347,031	48,344,889
Assurant, Inc.	101,711	16,051,013
Chubb Ltd.	760,538	128,333,182
Cincinnati Financial Corp.	252,978	29,821,047
Everest Re Group Ltd.	67,572	17,084,229
Globe Life, Inc.	161,176	15,007,097
Lincoln National Corp.	303,846	18,722,991
Loews Corp.	375,996	20,164,665
Marsh & McLennan Cos., Inc.	860,079	126,620,830
MetLife, Inc.	1,255,757	72,457,179
Principal Financial Group, Inc.	425,584	26,441,534
Prudential Financial, Inc.	666,929	66,879,640
The Allstate Corp.	504,994	65,674,470
The Hartford Financial Services Group, Inc.	604,855	38,480,875
The Progressive Corp.	990,453	94,251,507
The Travelers Cos., Inc.	425,623	63,383,777
Unum Group	344,429	9,437,355
W.R. Berkley Corp.	235,245	17,212,877
Willis Towers Watson plc	217,732	44,870,210
		1,145,806,550

Materials 2.6%
Air Products & Chemicals, Inc.	374,136	108,884,800
Albemarle Corp.	197,726	40,739,465
Amcor plc	2,592,377	29,967,878
Security	Number of Shares	Value ($)
Avery Dennison Corp.	140,298	29,557,983
Ball Corp.	555,455	44,925,200
Celanese Corp.	190,859	29,730,106
CF Industries Holdings, Inc.	362,507	17,128,456
Corteva, Inc.	1,244,621	53,244,886
Dow, Inc.	1,263,948	78,567,008
DuPont de Nemours, Inc.	901,409	67,650,745
Eastman Chemical Co.	230,451	25,976,437
Ecolab, Inc.	421,013	92,972,301
FMC Corp.	216,343	23,137,884
Freeport-McMoRan, Inc.	2,478,758	94,440,680
International Flavors & Fragrances, Inc.	420,516	63,346,530
International Paper Co.	663,712	38,336,005
Linde plc	879,303	270,288,949
LyondellBasell Industries N.V., Class A	436,287	43,336,388
Martin Marietta Materials, Inc.	105,340	38,270,022
Newmont Corp.	1,355,384	85,145,223
Nucor Corp.	505,888	52,622,470
Packaging Corp. of America	160,870	22,763,105
PPG Industries, Inc.	401,659	65,679,280
Sealed Air Corp.	255,537	14,501,725
The Mosaic Co.	579,528	18,098,659
The Sherwin-Williams Co.	404,641	117,762,670
Vulcan Materials Co.	223,779	40,277,982
WestRock Co.	447,367	22,014,930
		1,629,367,767

Media & Entertainment 9.8%
Activision Blizzard, Inc.	1,313,874	109,866,144
Alphabet, Inc., Class A *	508,449	1,370,031,084
Alphabet, Inc., Class C *	481,405	1,301,921,310
Charter Communications, Inc., Class A *	232,853	173,254,275
Comcast Corp., Class A	7,751,196	456,002,861
Discovery, Inc., Class A *(b)	283,210	8,215,922
Discovery, Inc., Class C *	504,497	13,676,914
DISH Network Corp., Class A *	419,083	17,555,387
Electronic Arts, Inc.	483,036	69,537,863
Facebook, Inc., Class A *	4,050,929	1,443,346,003
Fox Corp., Class A	551,822	19,677,972
Fox Corp., Class B	259,332	8,620,196
Live Nation Entertainment, Inc. *	244,516	19,289,867
Netflix, Inc. *	749,615	387,978,235
News Corp., Class A	657,749	16,200,358
News Corp., Class B	204,487	4,807,489
Omnicom Group, Inc.	364,974	26,577,407
Take-Two Interactive Software, Inc. *	196,295	34,041,479
The Interpublic Group of Cos., Inc.	666,993	23,584,872
The Walt Disney Co. *	3,071,721	540,684,330
Twitter, Inc. *	1,347,171	93,965,177
ViacomCBS, Inc., Class B	1,023,938	41,909,782
		6,180,744,927

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	2,985,823	347,251,215
Agilent Technologies, Inc.	513,709	78,715,630
Amgen, Inc.	971,272	234,601,039
Bio-Rad Laboratories, Inc., Class A *	36,484	26,980,283
Biogen, Inc. *	254,696	83,216,824
Bristol-Myers Squibb Co.	3,776,231	256,292,798
Catalent, Inc. *	289,090	34,635,873
Charles River Laboratories International, Inc. *	85,176	34,659,818
Eli Lilly & Co.	1,345,724	327,683,794
Gilead Sciences, Inc.	2,120,038	144,777,395
Illumina, Inc. *	246,836	122,368,947
Incyte Corp. *	315,836	24,429,915

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
IQVIA Holdings, Inc. *	323,283	80,077,199
Johnson & Johnson	4,451,905	766,618,041
Merck & Co., Inc.	4,280,451	329,038,268
Mettler-Toledo International, Inc. *	39,289	57,900,592
Moderna, Inc. *	514,590	181,959,024
Organon & Co. *	433,180	12,566,552
PerkinElmer, Inc.	188,533	34,356,368
Perrigo Co., plc	227,897	10,945,893
Pfizer, Inc.	9,463,251	405,121,775
Regeneron Pharmaceuticals, Inc. *	176,975	101,691,605
Thermo Fisher Scientific, Inc.	664,483	358,827,465
Vertex Pharmaceuticals, Inc. *	437,001	88,090,661
Viatris, Inc.	2,035,743	28,642,904
Waters Corp. *	104,681	40,805,701
Zoetis, Inc.	802,518	162,670,399
		4,374,925,978

Real Estate 2.6%
Alexandria Real Estate Equities, Inc.	231,878	46,686,317
American Tower Corp.	768,720	217,394,016
AvalonBay Communities, Inc.	236,023	53,773,120
Boston Properties, Inc.	239,436	28,104,998
CBRE Group, Inc., Class A *	565,668	54,564,335
Crown Castle International Corp.	730,804	141,110,944
Digital Realty Trust, Inc.	475,487	73,301,076
Duke Realty Corp.	635,765	32,347,723
Equinix, Inc.	151,452	124,252,735
Equity Residential	582,509	49,006,482
Essex Property Trust, Inc.	109,982	36,085,094
Extra Space Storage, Inc.	226,345	39,415,718
Federal Realty Investment Trust	119,234	14,013,572
Healthpeak Properties, Inc.	911,224	33,687,951
Host Hotels & Resorts, Inc. *	1,185,981	18,892,677
Iron Mountain, Inc.	490,784	21,476,708
Kimco Realty Corp.	734,587	15,668,741
Mid-America Apartment Communities, Inc.	193,589	37,382,036
Prologis, Inc.	1,250,682	160,137,323
Public Storage	257,526	80,471,725
Realty Income Corp.	633,474	44,526,887
Regency Centers Corp.	265,806	17,386,370
SBA Communications Corp.	184,524	62,920,839
Simon Property Group, Inc.	554,111	70,106,124
UDR, Inc.	503,537	27,689,500
Ventas, Inc.	633,870	37,892,749
Vornado Realty Trust	265,135	11,533,373
Welltower, Inc.	707,059	61,415,145
Weyerhaeuser Co.	1,267,015	42,736,416
		1,653,980,694

Retailing 6.9%
Advance Auto Parts, Inc.	110,058	23,338,899
Amazon.com, Inc. *	724,715	2,411,554,387
AutoZone, Inc. *	36,473	59,216,469
Best Buy Co., Inc.	376,774	42,330,559
CarMax, Inc. *	275,154	36,856,878
Dollar General Corp.	399,396	92,915,485
Dollar Tree, Inc. *	392,451	39,162,685
eBay, Inc.	1,095,755	74,741,449
Etsy, Inc. *	215,017	39,457,770
Genuine Parts Co.	243,595	30,917,077
L Brands, Inc.	446,275	35,733,239
LKQ Corp. *	467,741	23,737,856
Lowe’s Cos., Inc.	1,194,988	230,262,238
O'Reilly Automotive, Inc. *	117,958	71,227,759
Pool Corp.	67,861	32,425,343
Ross Stores, Inc.	604,239	74,134,083
Security	Number of Shares	Value ($)
Target Corp.	836,531	218,376,418
The Gap, Inc.	353,094	10,299,752
The Home Depot, Inc.	1,797,507	589,923,822
The TJX Cos., Inc.	2,038,672	140,281,020
Tractor Supply Co.	195,712	35,410,172
Ulta Beauty, Inc. *	92,827	31,171,307
		4,343,474,667

Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc. *	2,054,177	218,133,056
Analog Devices, Inc.	623,925	104,457,524
Applied Materials, Inc.	1,551,671	217,125,323
Broadcom, Inc.	690,356	335,098,802
Enphase Energy, Inc. *	229,568	43,526,093
Intel Corp.	6,826,838	366,737,737
KLA Corp.	259,237	90,255,954
Lam Research Corp.	241,146	153,708,872
Maxim Integrated Products, Inc.	454,415	45,400,603
Microchip Technology, Inc.	461,635	66,069,201
Micron Technology, Inc. *	1,896,236	147,109,989
Monolithic Power Systems, Inc.	72,547	32,592,465
NVIDIA Corp.	4,213,072	821,506,909
NXP Semiconductors N.V.	466,319	96,243,578
Qorvo, Inc. *	189,966	36,015,654
QUALCOMM, Inc.	1,907,027	285,672,645
Skyworks Solutions, Inc.	278,858	51,452,090
Teradyne, Inc.	280,957	35,681,539
Texas Instruments, Inc.	1,561,602	297,672,573
Xilinx, Inc.	414,698	62,138,348
		3,506,598,955

Software & Services 14.2%
Accenture plc, Class A	1,074,666	341,399,895
Adobe, Inc. *	808,117	502,349,771
Akamai Technologies, Inc. *	274,649	32,935,908
ANSYS, Inc. *	147,430	54,322,058
Autodesk, Inc. *	371,971	119,451,047
Automatic Data Processing, Inc.	719,638	150,857,714
Broadridge Financial Solutions, Inc.	196,641	34,115,247
Cadence Design Systems, Inc. *	471,128	69,562,049
Citrix Systems, Inc.	209,212	21,078,109
Cognizant Technology Solutions Corp., Class A	889,761	65,424,126
DXC Technology Co. *	427,941	17,109,081
Fidelity National Information Services, Inc.	1,048,297	156,248,668
Fiserv, Inc. *	1,006,987	115,914,274
FleetCor Technologies, Inc. *	140,788	36,354,277
Fortinet, Inc. *	228,931	62,324,175
Gartner, Inc. *	145,748	38,583,868
Global Payments, Inc.	499,197	96,549,692
International Business Machines Corp.	1,510,728	212,952,219
Intuit, Inc.	462,012	244,852,500
Jack Henry & Associates, Inc.	126,412	22,007,065
Mastercard, Inc., Class A	1,478,887	570,761,649
Microsoft Corp.	12,733,054	3,627,774,415
NortonLifeLock, Inc.	977,102	24,251,672
Oracle Corp.	3,071,442	267,645,456
Paychex, Inc.	541,540	61,638,083
Paycom Software, Inc. *	82,645	33,058,000
PayPal Holdings, Inc. *	1,986,036	547,212,499
PTC, Inc. *	178,442	24,169,969
salesforce.com, Inc. *	1,632,362	394,917,339
ServiceNow, Inc. *	333,850	196,267,076
Synopsys, Inc. *	258,432	74,425,832
The Western Union Co.	697,825	16,196,518
Tyler Technologies, Inc. *	68,777	33,882,301

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VeriSign, Inc. *	166,946	36,122,106
Visa, Inc., Class A	2,860,206	704,726,156
		9,007,440,814

Technology Hardware & Equipment 7.9%
Amphenol Corp., Class A	1,010,362	73,241,141
Apple Inc.	26,520,024	3,868,210,701
Arista Networks, Inc. *	93,325	35,499,897
CDW Corp.	237,635	43,570,377
Cisco Systems, Inc.	7,123,827	394,446,301
Corning, Inc.	1,308,237	54,762,801
F5 Networks, Inc. *	101,616	20,984,720
Hewlett Packard Enterprise Co.	2,199,643	31,894,823
HP, Inc.	2,027,529	58,534,762
IPG Photonics Corp. *	60,191	13,131,269
Juniper Networks, Inc.	552,015	15,533,702
Keysight Technologies, Inc. *	311,012	51,177,025
Motorola Solutions, Inc.	286,432	64,137,852
NetApp, Inc.	376,438	29,960,700
Seagate Technology Holdings plc	335,382	29,480,078
TE Connectivity Ltd.	559,114	82,452,542
Trimble, Inc. *	425,099	36,345,964
Western Digital Corp. *	517,363	33,592,380
Zebra Technologies Corp., Class A *	90,677	50,097,229
		4,987,054,264

Telecommunication Services 1.4%
AT&T, Inc.	12,070,884	338,588,296
Lumen Technologies, Inc.	1,677,100	20,913,437
T-Mobile US, Inc. *	990,690	142,679,174
Verizon Communications, Inc.	6,999,645	390,440,198
		892,621,105

Transportation 1.8%
Alaska Air Group, Inc. *	209,501	12,157,343
American Airlines Group, Inc. *	1,085,188	22,116,132
C.H. Robinson Worldwide, Inc.	223,537	19,932,794
CSX Corp.	3,841,394	124,153,854
Delta Air Lines, Inc. *	1,079,796	43,083,860
Expeditors International of Washington, Inc.	285,035	36,555,739
FedEx Corp.	412,953	115,606,192
JB Hunt Transport Services, Inc.	140,435	23,656,276
Kansas City Southern	154,106	41,269,587
Norfolk Southern Corp.	423,120	109,093,030
Old Dominion Freight Line, Inc.	160,868	43,297,622
Southwest Airlines Co. *	1,000,350	50,537,682
Union Pacific Corp.	1,123,029	245,673,824
United Airlines Holdings, Inc. *	551,086	25,746,738
United Parcel Service, Inc., Class B	1,223,115	234,055,286
		1,146,935,959

Utilities 2.5%
Alliant Energy Corp.	423,474	24,785,933
Ameren Corp.	432,246	36,274,084
American Electric Power Co., Inc.	845,341	74,491,449
American Water Works Co., Inc.	306,979	52,220,198
Atmos Energy Corp.	221,821	21,869,332
CenterPoint Energy, Inc.	985,038	25,079,067
CMS Energy Corp.	491,231	30,353,163
Security	Number of Shares	Value ($)
Consolidated Edison, Inc.	581,622	42,906,255
Dominion Energy, Inc.	1,361,787	101,956,993
DTE Energy Co.	327,673	38,442,596
Duke Energy Corp.	1,300,152	136,658,977
Edison International	643,602	35,076,309
Entergy Corp.	339,476	34,938,870
Evergy, Inc.	386,631	25,216,074
Eversource Energy	580,980	50,121,145
Exelon Corp.	1,649,824	77,211,763
FirstEnergy Corp.	921,765	35,322,035
NextEra Energy, Inc.	3,315,265	258,259,143
NiSource, Inc.	663,381	16,431,947
NRG Energy, Inc.	414,384	17,089,196
Pinnacle West Capital Corp.	192,051	16,045,861
PPL Corp.	1,299,421	36,864,574
Public Service Enterprise Group, Inc.	853,019	53,083,372
Sempra Energy	532,250	69,538,463
The AES Corp.	1,123,824	26,634,629
The Southern Co.	1,787,318	114,156,001
WEC Energy Group, Inc.	533,280	50,202,979
Xcel Energy, Inc.	908,434	62,000,621
		1,563,231,029
Total Common Stock
(Cost $24,157,221,845)		62,913,360,428
Security	Number of Shares/ Face Amount	Value ($)
Short-Term Investments 0.4% of net assets

Money Market Fund 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	7,629,878	7,629,878

Time Deposits 0.4%
Australia & New Zealand Banking Group Ltd.
0.01%, 08/02/21 (e)	241,920,217	241,920,217
Sumitomo Mitsui Banking Corp.
0.01%, 08/02/21(e)	17,387,616	17,387,616
		259,307,833
Total Short-Term Investments
(Cost $266,937,711)		266,937,711

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	1,536	337,113,600	2,868,459
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,159,494.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Dividends Received
The Charles Schwab Corp.	$98,294,462	$9,479,224	($571,780)	($35,845)	$64,595,707	$171,761,768	2,527,767	$1,312,224

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$62,913,360,428	$—	$—	$62,913,360,428
Short-Term Investments[1]	7,629,878	—	—	7,629,878
Time Deposits	—	259,307,833	—	259,307,833
Futures Contracts[2]	2,868,459	—	—	2,868,459
Total	$62,923,858,765	$259,307,833	$—	$63,183,166,598
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.8%
Aptiv plc *	87,091	14,531,133
Autoliv, Inc.	25,375	2,559,830
BorgWarner, Inc.	77,025	3,772,685
Ford Motor Co. *	1,261,139	17,592,889
Fox Factory Holding Corp. *	13,489	2,179,013
General Motors Co. *	410,798	23,349,758
Gentex Corp.	77,376	2,633,105
Harley-Davidson, Inc.	49,364	1,955,802
Lear Corp.	17,507	3,063,375
Tesla, Inc. *	247,747	170,251,738
Thor Industries, Inc.	17,763	2,102,429
		243,991,757

Banks 3.9%
Bank of America Corp.	2,423,760	92,975,434
Bank OZK	38,957	1,585,940
BOK Financial Corp.	10,537	885,213
Citigroup, Inc.	664,534	44,935,789
Citizens Financial Group, Inc.	138,128	5,823,477
Comerica, Inc.	44,761	3,073,290
Commerce Bancshares, Inc.	34,069	2,409,700
Cullen/Frost Bankers, Inc.	18,321	1,966,210
East West Bancorp, Inc.	45,460	3,234,479
Essent Group Ltd.	35,671	1,611,259
Fifth Third Bancorp	227,443	8,253,907
First Citizens BancShares, Inc., Class A	2,309	1,807,000
First Financial Bankshares, Inc.	45,728	2,233,356
First Horizon Corp.	176,241	2,722,924
First Republic Bank	56,572	11,032,671
Glacier Bancorp, Inc.	30,409	1,567,888
Huntington Bancshares, Inc.	472,805	6,657,094
JPMorgan Chase & Co.	972,704	147,637,013
KeyCorp	311,302	6,120,197
M&T Bank Corp.	41,304	5,528,540
New York Community Bancorp, Inc.	150,971	1,778,438
People’s United Financial, Inc.	136,959	2,150,256
Pinnacle Financial Partners, Inc.	24,312	2,178,598
Popular, Inc.	25,655	1,866,658
Prosperity Bancshares, Inc.	29,802	2,032,198
Regions Financial Corp.	308,574	5,940,050
Signature Bank	18,678	4,239,346
South State Corp.	22,630	1,557,849
SVB Financial Group *	18,086	9,946,577
Synovus Financial Corp.	47,464	1,941,278
TFS Financial Corp.	16,400	319,472
The PNC Financial Services Group, Inc.	136,686	24,932,893
Truist Financial Corp.	433,378	23,588,765
U.S. Bancorp	436,175	24,225,160
United Bankshares, Inc.	42,734	1,476,032
Wells Fargo & Co.	1,328,948	61,051,871
Security	Number of Shares	Value ($)
Western Alliance Bancorp	33,554	3,114,482
Zions Bancorp NA	52,560	2,741,004
		527,142,308

Capital Goods 5.9%
3M Co.	186,165	36,849,500
A.O. Smith Corp.	43,591	3,065,755
Advanced Drainage Systems, Inc.	16,322	1,992,753
AECOM *	46,716	2,941,239
AGCO Corp.	19,730	2,606,530
Air Lease Corp.	34,403	1,457,311
Allegion plc	28,787	3,932,304
Allison Transmission Holdings, Inc.	35,189	1,404,393
AMETEK, Inc.	74,536	10,364,231
Axon Enterprise, Inc. *	20,882	3,884,470
Bloom Energy Corp., Class A *	39,044	851,159
Builders FirstSource, Inc. *	66,749	2,970,331
BWX Technologies, Inc.	30,653	1,760,402
Carlisle Cos., Inc.	16,731	3,383,677
Carrier Global Corp.	262,851	14,522,518
Caterpillar, Inc.	176,106	36,409,916
Chart Industries, Inc. *	11,668	1,813,791
Colfax Corp. *	38,006	1,743,715
Crane Co.	15,943	1,550,138
Cummins, Inc.	46,940	10,894,774
Curtiss-Wright Corp.	12,887	1,524,532
Deere & Co.	100,225	36,240,358
Donaldson Co., Inc.	40,627	2,689,101
Dover Corp.	46,182	7,717,936
Eaton Corp. plc	128,274	20,273,706
EMCOR Group, Inc.	17,522	2,134,355
Emerson Electric Co.	193,015	19,473,283
Fastenal Co.	184,711	10,116,621
Flowserve Corp.	42,582	1,792,276
Fortive Corp.	108,823	7,907,079
Fortune Brands Home & Security, Inc.	44,568	4,344,043
FuelCell Energy, Inc. *	101,414	641,951
Generac Holdings, Inc. *	20,156	8,452,620
General Dynamics Corp.	73,554	14,418,791
General Electric Co.	2,822,965	36,557,397
Graco, Inc.	54,875	4,284,640
HEICO Corp.	13,578	1,836,425
HEICO Corp., Class A	23,732	2,878,454
Honeywell International, Inc.	223,250	52,193,618
Howmet Aerospace, Inc. *	125,093	4,105,552
Hubbell, Inc.	17,387	3,485,398
Huntington Ingalls Industries, Inc.	12,769	2,619,305
IDEX Corp.	24,343	5,518,315
Illinois Tool Works, Inc.	92,309	20,923,681
Ingersoll Rand, Inc. *	120,612	5,894,308
ITT, Inc.	27,742	2,716,219
Johnson Controls International plc	230,019	16,427,957
L3Harris Technologies, Inc.	65,966	14,957,131
Lennox International, Inc.	10,966	3,612,529
Lincoln Electric Holdings, Inc.	19,086	2,661,161

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lockheed Martin Corp.	78,543	29,192,077
Masco Corp.	81,844	4,886,905
MasTec, Inc. *	18,315	1,854,027
Nikola Corp. *(a)	43,907	521,176
Nordson Corp.	17,400	3,934,662
Northrop Grumman Corp.	48,209	17,500,831
Oshkosh Corp.	21,835	2,610,374
Otis Worldwide Corp.	129,677	11,612,575
Owens Corning	33,352	3,207,128
PACCAR, Inc.	111,273	9,234,546
Parker-Hannifin Corp.	41,431	12,927,715
Pentair plc	53,705	3,956,447
Plug Power, Inc. *	163,623	4,463,635
Proto Labs, Inc. *	8,959	700,504
Quanta Services, Inc.	44,503	4,045,323
Raytheon Technologies Corp.	486,628	42,312,305
RBC Bearings, Inc. *	8,125	1,909,375
Regal Beloit Corp.	12,969	1,909,426
Rexnord Corp.	38,335	2,159,411
Rockwell Automation, Inc.	37,204	11,437,254
Roper Technologies, Inc.	33,886	16,649,547
Sensata Technologies Holding plc *	50,468	2,958,434
SiteOne Landscape Supply, Inc. *	14,415	2,519,454
Snap-on, Inc.	17,344	3,780,645
Stanley Black & Decker, Inc.	51,802	10,207,584
Sunrun, Inc. *	52,021	2,755,552
Teledyne Technologies, Inc. *	14,971	6,778,420
Textron, Inc.	72,311	4,990,182
The AZEK Co., Inc. *	44,989	1,636,250
The Boeing Co. *	176,955	40,076,768
The Middleby Corp. *	17,944	3,436,097
The Timken Co.	21,808	1,733,736
The Toro Co.	34,583	3,933,470
Trane Technologies plc	76,755	15,628,086
TransDigm Group, Inc. *	17,684	11,337,036
Trex Co., Inc. *	37,311	3,622,898
United Rentals, Inc. *	23,302	7,679,174
Vertiv Holdings Co.	80,469	2,256,351
Virgin Galactic Holdings, Inc. *	42,805	1,283,722
W.W. Grainger, Inc.	14,139	6,285,917
Watsco, Inc.	10,636	3,004,032
Westinghouse Air Brake Technologies Corp.	56,814	4,821,804
WillScot Mobile Mini Holdings Corp. *	64,333	1,847,000
Woodward, Inc.	18,751	2,279,372
Xylem, Inc.	57,766	7,269,851
		801,944,727

Commercial & Professional Services 1.1%
ADT, Inc.	48,281	506,468
ASGN, Inc. *	17,098	1,729,121
Booz Allen Hamilton Holding Corp.	43,816	3,759,851
CACI International, Inc., Class A *	7,538	2,012,344
Cintas Corp.	28,486	11,228,611
Clean Harbors, Inc. *	15,849	1,505,655
Copart, Inc. *	67,068	9,858,996
CoStar Group, Inc. *	127,380	11,317,713
Dun & Bradstreet Holdings, Inc. *	43,190	905,262
Equifax, Inc.	39,211	10,218,387
Exponent, Inc.	16,491	1,766,021
IAA, Inc. *	43,379	2,623,562
IHS Markit Ltd.	120,250	14,050,010
Jacobs Engineering Group, Inc.	42,110	5,695,377
Leidos Holdings, Inc.	43,082	4,584,786
ManpowerGroup, Inc.	17,414	2,064,952
MSA Safety, Inc.	11,664	1,918,495
Nielsen Holdings plc	115,046	2,725,440
Republic Services, Inc.	67,520	7,991,667
Security	Number of Shares	Value ($)
Robert Half International, Inc.	36,215	3,556,675
Rollins, Inc.	71,954	2,757,997
Science Applications International Corp.	18,491	1,614,264
Stericycle, Inc. *	29,291	2,066,480
Tetra Tech, Inc.	17,303	2,310,297
TransUnion	61,644	7,400,979
TriNet Group, Inc. *	12,768	1,059,489
Upwork, Inc. *	29,536	1,529,669
Verisk Analytics, Inc.	51,935	9,864,534
Waste Management, Inc.	124,860	18,511,744
		147,134,846

Consumer Durables & Apparel 1.5%
Brunswick Corp.	24,806	2,589,746
Capri Holdings Ltd. *	48,244	2,716,620
Carter’s, Inc.	13,909	1,359,466
Columbia Sportswear Co.	9,701	966,414
Crocs, Inc. *	21,263	2,887,728
D.R. Horton, Inc.	105,649	10,082,084
Deckers Outdoor Corp. *	9,000	3,697,650
Garmin Ltd.	48,283	7,590,088
Hanesbrands, Inc.	112,874	2,061,079
Hasbro, Inc.	40,945	4,071,571
Helen of Troy Ltd. *	7,995	1,786,003
Leggett & Platt, Inc.	42,925	2,061,688
Lennar Corp., Class A	88,811	9,338,477
Lululemon Athletica, Inc. *	38,034	15,220,066
Mattel, Inc. *	111,642	2,424,864
Mohawk Industries, Inc. *	18,820	3,668,018
Newell Brands, Inc.	122,584	3,033,954
NIKE, Inc., Class B	409,775	68,641,410
NVR, Inc. *	1,091	5,697,857
Peloton Interactive, Inc., Class A *	86,588	10,221,713
Polaris, Inc.	18,621	2,440,654
PulteGroup, Inc.	85,120	4,670,534
PVH Corp. *	23,279	2,435,449
Ralph Lauren Corp.	15,438	1,752,522
Skechers U.S.A., Inc., Class A *	42,714	2,292,888
Tapestry, Inc. *	89,131	3,770,241
Tempur Sealy International, Inc.	58,568	2,534,237
Toll Brothers, Inc.	36,424	2,158,850
TopBuild Corp. *	10,524	2,133,110
VF Corp.	103,484	8,299,417
Whirlpool Corp.	20,068	4,445,865
YETI Holdings, Inc. *	23,883	2,300,649
		199,350,912

Consumer Services 2.1%
Airbnb, Inc., Class A *	46,967	6,763,718
Aramark	81,526	2,864,008
Booking Holdings, Inc. *	13,209	28,772,636
Boyd Gaming Corp. *	25,658	1,462,506
Bright Horizons Family Solutions, Inc. *	19,517	2,917,792
Caesars Entertainment, Inc. *	66,760	5,832,154
Carnival Corp. *	255,514	5,531,878
Chegg, Inc. *	45,659	4,046,757
Chipotle Mexican Grill, Inc. *	9,060	16,882,766
Choice Hotels International, Inc.	9,153	1,097,445
Churchill Downs, Inc.	10,997	2,043,243
Darden Restaurants, Inc.	42,290	6,169,265
Domino’s Pizza, Inc.	12,474	6,554,962
DraftKings, Inc., Class A *	104,683	5,077,125
Expedia Group, Inc. *	45,640	7,342,107
Hilton Worldwide Holdings, Inc. *	89,716	11,793,168
Las Vegas Sands Corp. *	105,400	4,463,690
Marriott International, Inc., Class A *	86,102	12,569,170
Marriott Vacations Worldwide Corp. *	13,667	2,014,106

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
McDonald’s Corp.	239,673	58,171,034
MGM Resorts International	131,764	4,945,103
Norwegian Cruise Line Holdings Ltd. *	118,357	2,844,119
Penn National Gaming, Inc. *	47,319	3,235,673
Planet Fitness, Inc., Class A *	27,211	2,047,084
Royal Caribbean Cruises Ltd. *	70,197	5,396,043
Service Corp. International	53,650	3,352,588
Starbucks Corp.	378,597	45,973,034
Terminix Global Holdings, Inc. *	41,098	2,157,645
Texas Roadhouse, Inc.	21,017	1,937,137
The Wendy’s Co.	57,183	1,327,217
Vail Resorts, Inc. *	12,915	3,941,658
Vivint Smart Home, Inc. *	13,952	171,191
Wyndham Hotels & Resorts, Inc.	30,523	2,199,487
Wynn Resorts Ltd. *	34,060	3,349,120
Yum! Brands, Inc.	95,756	12,581,381
		287,828,010

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	13,536	2,144,644
AGNC Investment Corp.	170,634	2,707,962
Ally Financial, Inc.	118,778	6,100,438
American Express Co.	209,028	35,645,545
Ameriprise Financial, Inc.	37,393	9,630,941
Annaly Capital Management, Inc.	449,281	3,814,396
Apollo Global Management, Inc.	67,447	3,969,930
Ares Management Corp., Class A	35,461	2,539,362
Berkshire Hathaway, Inc., Class B *	609,246	169,547,069
BlackRock, Inc.	45,592	39,536,015
Capital One Financial Corp.	145,124	23,466,551
Cboe Global Markets, Inc.	34,146	4,045,277
CME Group, Inc.	115,412	24,482,348
Credit Acceptance Corp. *	3,689	1,788,317
Discover Financial Services	97,686	12,144,323
Equitable Holdings, Inc.	125,483	3,873,660
Evercore, Inc., Class A	13,396	1,770,951
FactSet Research Systems, Inc.	12,248	4,375,965
Franklin Resources, Inc.	87,375	2,581,931
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,111	1,426,305
Interactive Brokers Group, Inc., Class A	26,085	1,613,618
Intercontinental Exchange, Inc.	181,156	21,707,923
Invesco Ltd.	121,942	2,972,946
Janus Henderson Group plc	54,453	2,278,314
Jefferies Financial Group, Inc.	63,527	2,108,461
KKR & Co., Inc.	186,863	11,914,385
Lazard Ltd., Class A	36,647	1,729,738
LPL Financial Holdings, Inc.	25,898	3,652,654
MarketAxess Holdings, Inc.	12,178	5,786,620
Moody’s Corp.	51,790	19,473,040
Morgan Stanley	478,423	45,919,040
Morningstar, Inc.	6,820	1,722,937
MSCI, Inc.	26,550	15,822,738
Nasdaq, Inc.	36,859	6,882,681
Northern Trust Corp.	66,757	7,533,527
OneMain Holdings, Inc.	29,188	1,780,468
Open Lending Corp., Class A *	31,321	1,190,198
Raymond James Financial, Inc.	39,198	5,075,357
S&P Global, Inc.	77,367	33,168,780
Santander Consumer USA Holdings, Inc.	23,104	947,957
SEI Investments Co.	37,651	2,289,181
SLM Corp.	105,420	1,985,059
Starwood Property Trust, Inc.	91,257	2,375,420
State Street Corp.	112,406	9,795,059
Stifel Financial Corp.	34,046	2,265,421
Synchrony Financial	174,490	8,204,520
T. Rowe Price Group, Inc.	73,087	14,921,442
The Bank of New York Mellon Corp.	260,019	13,346,775
Security	Number of Shares	Value ($)
The Blackstone Group, Inc.	219,816	25,338,190
The Carlyle Group, Inc.	37,228	1,878,897
The Charles Schwab Corp. (b)	480,197	32,629,386
The Goldman Sachs Group, Inc.	109,317	40,980,757
Tradeweb Markets, Inc., Class A	33,466	2,902,506
Voya Financial, Inc.	38,608	2,486,355
		710,272,280

Energy 2.4%
APA Corp.	122,213	2,291,494
Baker Hughes Co.	231,978	4,927,213
Cabot Oil & Gas Corp.	130,368	2,085,888
Cheniere Energy, Inc. *	74,519	6,328,899
Chevron Corp.	621,068	63,230,933
Cimarex Energy Co.	33,342	2,173,898
ConocoPhillips	434,031	24,331,778
Continental Resources, Inc.	19,852	677,946
Devon Energy Corp.	192,089	4,963,580
Diamondback Energy, Inc.	58,051	4,477,474
DTE Midstream LLC *	30,949	1,312,238
EOG Resources, Inc.	187,849	13,686,678
Exxon Mobil Corp.	1,360,846	78,343,904
Halliburton Co.	284,209	5,877,442
Hess Corp.	88,495	6,764,558
Kinder Morgan, Inc.	625,241	10,866,689
Marathon Oil Corp.	253,416	2,937,091
Marathon Petroleum Corp.	204,866	11,312,700
NOV, Inc. *	123,569	1,706,488
Occidental Petroleum Corp.	271,151	7,077,041
ONEOK, Inc.	143,489	7,457,123
Ovintiv, Inc.	84,795	2,175,840
Phillips 66	140,141	10,290,554
Pioneer Natural Resources Co.	74,585	10,842,421
Schlumberger N.V.	451,338	13,012,074
Targa Resources Corp.	73,044	3,075,883
TechnipFMC plc *	138,113	997,176
The Williams Cos., Inc.	390,188	9,774,209
Valero Energy Corp.	131,042	8,775,883
		321,775,095

Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A (a)	15,416	332,986
BJ’s Wholesale Club Holdings, Inc. *	43,664	2,211,145
Casey’s General Stores, Inc.	11,925	2,357,692
Costco Wholesale Corp.	142,118	61,070,947
Performance Food Group Co. *	42,287	1,937,590
Sysco Corp.	164,876	12,233,799
The Kroger Co.	244,520	9,951,964
U.S. Foods Holding Corp. *	70,940	2,436,080
Walgreens Boots Alliance, Inc.	230,460	10,866,189
Walmart, Inc.	441,366	62,916,723
		166,315,115

Food, Beverage & Tobacco 2.8%
Altria Group, Inc.	595,582	28,611,759
Archer-Daniels-Midland Co.	179,779	10,736,402
Beyond Meat, Inc. *	16,192	1,986,758
Brown-Forman Corp., Class B	58,599	4,155,841
Bunge Ltd.	45,580	3,538,375
Campbell Soup Co.	65,678	2,871,442
Conagra Brands, Inc.	155,013	5,191,385
Constellation Brands, Inc., Class A	54,471	12,220,024
Darling Ingredients, Inc. *	52,331	3,614,502
Flowers Foods, Inc.	64,239	1,513,471
Freshpet, Inc. *	13,951	2,043,124
General Mills, Inc.	196,413	11,560,869

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hormel Foods Corp.	90,360	4,190,897
Ingredion, Inc.	21,710	1,906,355
Kellogg Co.	81,204	5,145,086
Keurig Dr Pepper, Inc.	186,940	6,582,157
Lamb Weston Holdings, Inc.	47,067	3,142,664
Lancaster Colony Corp.	6,287	1,244,009
McCormick & Co., Inc. - Non Voting Shares	79,620	6,701,615
Molson Coors Beverage Co., Class B *	60,438	2,954,814
Mondelez International, Inc., Class A	450,857	28,521,214
Monster Beverage Corp. *	118,652	11,191,257
PepsiCo, Inc.	443,993	69,684,701
Philip Morris International, Inc.	500,979	50,142,988
Pilgrim’s Pride Corp. *	16,389	363,016
Post Holdings, Inc. *	18,802	1,924,197
The Boston Beer Co., Inc., Class A *	2,954	2,097,340
The Coca-Cola Co.	1,246,773	71,103,464
The Hershey Co.	47,200	8,443,136
The JM Smucker Co.	34,914	4,577,575
The Kraft Heinz Co.	208,897	8,036,268
Tyson Foods, Inc., Class A	95,149	6,799,348
		382,796,053

Health Care Equipment & Services 6.3%
1Life Healthcare, Inc. *	24,083	651,204
Abbott Laboratories	571,046	69,085,145
ABIOMED, Inc. *	14,525	4,751,709
Acadia Healthcare Co., Inc. *	29,375	1,813,025
Align Technology, Inc. *	23,122	16,088,288
Amedisys, Inc. *	10,603	2,763,354
AmerisourceBergen Corp.	47,776	5,836,794
Anthem, Inc.	78,670	30,210,067
Baxter International, Inc.	161,897	12,522,733
Becton, Dickinson & Co.	93,381	23,882,191
Boston Scientific Corp. *	455,981	20,792,734
Cardinal Health, Inc.	93,202	5,534,335
Centene Corp. *	186,995	12,829,727
Cerner Corp.	97,259	7,818,651
Change Healthcare, Inc. *	72,713	1,578,599
Chemed Corp.	5,174	2,462,927
Cigna Corp.	110,326	25,318,714
CVS Health Corp.	423,164	34,851,787
Danaher Corp.	204,025	60,695,397
DaVita, Inc. *	22,474	2,702,499
Dentsply Sirona, Inc.	70,505	4,656,150
DexCom, Inc. *	31,144	16,055,043
Edwards Lifesciences Corp. *	200,000	22,454,000
Encompass Health Corp.	32,213	2,681,732
Envista Holdings Corp. *	52,429	2,258,641
Globus Medical, Inc., Class A *	25,267	2,101,456
Guardant Health, Inc. *	27,349	3,002,920
Haemonetics Corp. *	16,463	1,000,786
HCA Healthcare, Inc.	84,478	20,967,440
HealthEquity, Inc. *	26,878	1,988,434
Henry Schein, Inc. *	45,478	3,645,062
Hill-Rom Holdings, Inc.	21,219	2,937,983
Hologic, Inc. *	82,376	6,181,495
Humana, Inc.	41,386	17,624,642
IDEXX Laboratories, Inc. *	27,410	18,598,507
Inspire Medical Systems, Inc. *	8,557	1,567,300
Insulet Corp. *	21,404	5,986,485
Integra LifeSciences Holdings Corp. *	22,791	1,649,840
Intuitive Surgical, Inc. *	38,070	37,744,882
iRhythm Technologies, Inc. *	9,165	468,515
Laboratory Corp. of America Holdings *	31,395	9,297,629
LHC Group, Inc. *	10,032	2,158,686
Masimo Corp. *	16,322	4,445,950
McKesson Corp.	50,920	10,379,024
Security	Number of Shares	Value ($)
Medtronic plc	432,070	56,735,112
Molina Healthcare, Inc. *	18,731	5,113,750
Nevro Corp. *	10,972	1,700,660
Novocure Ltd. *	27,575	4,246,826
Oak Street Health, Inc. *	9,231	581,922
Omnicell, Inc. *	13,935	2,041,478
Penumbra, Inc. *	10,978	2,922,673
Quest Diagnostics, Inc.	42,218	5,986,512
Quidel Corp. *	12,625	1,786,059
ResMed, Inc.	46,849	12,733,558
Schrodinger, Inc. *	11,621	786,393
STERIS plc	31,511	6,867,822
Stryker Corp.	105,321	28,535,672
Tandem Diabetes Care, Inc. *	19,929	2,165,684
Teladoc Health, Inc. *	42,086	6,247,667
Teleflex, Inc.	15,100	6,001,193
Tenet Healthcare Corp. *	34,039	2,445,362
The Cooper Cos., Inc.	15,890	6,701,925
UnitedHealth Group, Inc.	303,247	125,004,478
Universal Health Services, Inc., Class B	25,048	4,017,950
Veeva Systems, Inc., Class A *	44,547	14,821,232
West Pharmaceutical Services, Inc.	23,664	9,743,179
Zimmer Biomet Holdings, Inc.	66,946	10,940,315
		860,169,904

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	78,641	6,808,738
Colgate-Palmolive Co.	271,675	21,598,162
Coty, Inc., Class A *	92,347	806,189
Herbalife Nutrition Ltd. *	27,733	1,412,719
Kimberly-Clark Corp.	108,201	14,685,040
Reynolds Consumer Products, Inc.	17,599	500,692
The Clorox Co.	39,848	7,208,105
The Estee Lauder Cos., Inc., Class A	74,538	24,883,020
The Procter & Gamble Co.	786,800	111,906,564
		189,809,229

Insurance 1.9%
Aflac, Inc.	203,271	11,179,905
Alleghany Corp. *	4,448	2,949,469
American Financial Group, Inc.	22,405	2,834,008
American International Group, Inc.	275,591	13,049,234
Aon plc, Class A	72,589	18,875,318
Arch Capital Group Ltd. *	130,472	5,088,408
Arthur J. Gallagher & Co.	65,939	9,185,962
Assurant, Inc.	19,299	3,045,575
Athene Holding Ltd., Class A *	40,153	2,594,687
Brown & Brown, Inc.	75,696	4,117,862
Chubb Ltd.	144,686	24,414,316
Cincinnati Financial Corp.	48,089	5,668,731
CNA Financial Corp.	8,422	370,652
Erie Indemnity Co., Class A	7,915	1,463,404
Everest Re Group Ltd.	12,916	3,265,552
Fidelity National Financial, Inc.	93,317	4,162,871
First American Financial Corp.	35,382	2,381,562
Globe Life, Inc.	30,423	2,832,686
Kemper Corp.	19,642	1,296,568
Kinsale Capital Group, Inc.	6,790	1,213,000
Lemonade, Inc. *(a)	5,521	480,658
Lincoln National Corp.	57,618	3,550,421
Loews Corp.	72,200	3,872,086
Markel Corp. *	4,425	5,337,302
Marsh & McLennan Cos., Inc.	163,355	24,049,123
MetLife, Inc.	239,868	13,840,384
Old Republic International Corp.	89,629	2,210,251
Primerica, Inc.	12,550	1,835,061
Principal Financial Group, Inc.	81,205	5,045,267

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Prudential Financial, Inc.	126,413	12,676,696
Reinsurance Group of America, Inc.	21,947	2,418,121
RenaissanceRe Holdings Ltd.	15,896	2,427,160
RLI Corp.	12,510	1,355,834
The Allstate Corp.	96,193	12,509,900
The Hartford Financial Services Group, Inc.	114,933	7,312,038
The Progressive Corp.	187,840	17,874,854
The Travelers Cos., Inc.	80,880	12,044,650
Unum Group	66,203	1,813,962
W.R. Berkley Corp.	44,593	3,262,870
Willis Towers Watson plc	41,491	8,550,465
		262,456,873

Materials 2.7%
Air Products & Chemicals, Inc.	71,208	20,723,664
Albemarle Corp.	37,401	7,706,102
Alcoa Corp. *	59,778	2,400,087
Amcor plc	498,107	5,758,117
AptarGroup, Inc.	20,939	2,699,456
Ashland Global Holdings, Inc.	17,332	1,474,433
Avery Dennison Corp.	26,719	5,629,159
Axalta Coating Systems Ltd. *	65,639	1,975,734
Ball Corp.	105,305	8,517,068
Berry Global Group, Inc. *	43,894	2,821,945
Celanese Corp.	36,008	5,608,966
CF Industries Holdings, Inc.	69,201	3,269,747
Cleveland-Cliffs, Inc. *	148,584	3,714,600
Corteva, Inc.	237,019	10,139,673
Crown Holdings, Inc.	43,368	4,326,392
Dow, Inc.	240,709	14,962,471
DuPont de Nemours, Inc.	171,169	12,846,233
Eagle Materials, Inc.	13,568	1,917,430
Eastman Chemical Co.	44,127	4,973,995
Ecolab, Inc.	80,118	17,692,458
Element Solutions, Inc.	69,280	1,620,459
FMC Corp.	41,171	4,403,238
Freeport-McMoRan, Inc.	471,105	17,949,100
Graphic Packaging Holding Co.	90,185	1,728,846
Huntsman Corp.	65,851	1,739,125
International Flavors & Fragrances, Inc.	79,884	12,033,726
International Paper Co.	126,034	7,279,724
Linde plc	167,086	51,360,566
LyondellBasell Industries N.V., Class A	83,154	8,259,687
Martin Marietta Materials, Inc.	19,977	7,257,644
NewMarket Corp.	2,325	734,491
Newmont Corp.	257,217	16,158,372
Nucor Corp.	96,583	10,046,564
Packaging Corp. of America	30,458	4,309,807
PPG Industries, Inc.	76,145	12,451,230
Quaker Chemical Corp.	4,203	1,058,063
Reliance Steel & Aluminum Co.	20,511	3,223,304
Royal Gold, Inc.	20,934	2,543,900
RPM International, Inc.	41,281	3,574,522
Sealed Air Corp.	49,091	2,785,914
Sonoco Products Co.	32,550	2,076,364
Steel Dynamics, Inc.	64,531	4,159,023
The Mosaic Co.	110,707	3,457,380
The Scotts Miracle-Gro Co.	12,918	2,285,969
The Sherwin-Williams Co.	77,022	22,415,713
United States Steel Corp.	85,974	2,276,592
Vulcan Materials Co.	42,820	7,707,172
Westlake Chemical Corp.	11,139	923,646
WestRock Co.	85,555	4,210,162
		359,188,033

Security	Number of Shares	Value ($)
Media & Entertainment 9.4%
Activision Blizzard, Inc.	249,989	20,904,080
Alphabet, Inc., Class A *	96,673	260,488,299
Alphabet, Inc., Class C *	91,531	247,538,267
Altice USA, Inc., Class A *	73,704	2,264,924
Cable One, Inc.	1,751	3,305,870
Charter Communications, Inc., Class A *	44,283	32,948,766
Comcast Corp., Class A	1,473,962	86,713,184
Discovery, Inc., Class A *(a)	54,862	1,591,547
Discovery, Inc., Class C *	95,114	2,578,541
DISH Network Corp., Class A *	79,868	3,345,670
Electronic Arts, Inc.	91,798	13,215,240
Facebook, Inc., Class A *	770,222	274,430,099
Fox Corp., Class A	105,092	3,747,581
Fox Corp., Class B	48,913	1,625,868
IAC/InterActiveCorp. *	27,054	3,714,244
Liberty Broadband Corp., Class C *	51,508	9,142,155
Liberty Media Corp. - Liberty Formula One, Class C *	65,233	3,061,385
Liberty Media Corp. - Liberty SiriusXM, Class C *	54,487	2,517,299
Live Nation Entertainment, Inc. *	46,566	3,673,592
Match Group, Inc. *	86,820	13,827,821
Netflix, Inc. *	142,576	73,793,060
News Corp., Class A	124,961	3,077,789
Nexstar Media Group, Inc., Class A	13,945	2,050,891
Omnicom Group, Inc.	69,021	5,026,109
Pinterest, Inc., Class A *	175,841	10,357,035
Roku, Inc. *	36,992	15,844,043
Sirius XM Holdings, Inc.	366,079	2,368,531
Snap, Inc., Class A *	301,940	22,470,375
Take-Two Interactive Software, Inc. *	37,242	6,458,508
The Interpublic Group of Cos., Inc.	125,758	4,446,803
The New York Times Co., Class A	47,393	2,074,866
The Walt Disney Co. *	584,107	102,814,514
Twitter, Inc. *	256,784	17,910,684
ViacomCBS, Inc., Class B	194,660	7,967,434
Vimeo, Inc. *	49,561	2,220,333
Zillow Group, Inc., Class A *	11,796	1,263,705
Zillow Group, Inc., Class C *	51,268	5,447,738
Zynga, Inc., Class A *	323,361	3,265,946
		1,279,492,796

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	23,779	4,357,026
AbbVie, Inc.	567,778	66,032,581
ACADIA Pharmaceuticals, Inc. *	36,819	796,395
Acceleron Pharma, Inc. *	17,288	2,162,037
Adaptive Biotechnologies Corp. *	27,823	1,019,991
Agilent Technologies, Inc.	97,572	14,950,958
Allakos, Inc. *	10,330	821,855
Alnylam Pharmaceuticals, Inc. *	37,708	6,747,470
Amgen, Inc.	184,757	44,626,206
Amicus Therapeutics, Inc. *	82,869	769,853
Arrowhead Pharmaceuticals, Inc. *	33,545	2,324,333
Avantor, Inc. *	167,272	6,286,082
Beam Therapeutics, Inc. *	9,445	868,940
Berkeley Lights, Inc. *	2,690	122,610
Bio-Rad Laboratories, Inc., Class A *	6,942	5,133,678
Bio-Techne Corp.	12,557	6,055,488
Biogen, Inc. *	48,464	15,834,643
Biohaven Pharmaceutical Holding Co., Ltd. *	17,768	2,238,946
BioMarin Pharmaceutical, Inc. *	58,484	4,487,477
Blueprint Medicines Corp. *	18,476	1,623,486
Bridgebio Pharma, Inc. *	31,067	1,660,531
Bristol-Myers Squibb Co.	718,111	48,738,194

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bruker Corp.	32,948	2,709,973
Catalent, Inc. *	54,634	6,545,700
Charles River Laboratories International, Inc. *	16,214	6,597,801
Denali Therapeutics, Inc. *	26,387	1,346,529
Editas Medicine, Inc. *	22,339	935,111
Elanco Animal Health, Inc. *	151,782	5,535,490
Eli Lilly & Co.	255,894	62,310,189
Emergent BioSolutions, Inc. *	14,319	943,622
Exact Sciences Corp. *	54,886	5,918,906
Exelixis, Inc. *	100,412	1,691,942
Fate Therapeutics, Inc. *	25,409	2,103,865
Gilead Sciences, Inc.	403,582	27,560,615
Halozyme Therapeutics, Inc. *	42,962	1,775,619
Horizon Therapeutics plc *	72,507	7,252,150
Illumina, Inc. *	46,968	23,284,386
Immunovant, Inc. *	15,864	165,937
Incyte Corp. *	59,846	4,629,088
Intellia Therapeutics, Inc. *	21,264	3,016,298
Invitae Corp. *	58,400	1,634,616
Ionis Pharmaceuticals, Inc. *	46,452	1,725,227
Iovance Biotherapeutics, Inc. *	46,549	1,036,646
IQVIA Holdings, Inc. *	61,678	15,277,641
Jazz Pharmaceuticals plc *	19,201	3,254,954
Johnson & Johnson	846,313	145,735,099
Kodiak Sciences, Inc. *	9,997	838,148
Medpace Holdings, Inc. *	8,782	1,545,105
Merck & Co., Inc.	814,091	62,579,175
Mettler-Toledo International, Inc. *	7,485	11,030,719
Mirati Therapeutics, Inc. *	14,971	2,396,258
Moderna, Inc. *	98,115	34,693,464
Natera, Inc. *	26,958	3,087,230
NeoGenomics, Inc. *	37,251	1,717,271
Neurocrine Biosciences, Inc. *	30,228	2,817,552
Novavax, Inc. *	21,829	3,914,595
Organon & Co. *	80,826	2,344,762
Pacific Biosciences of California, Inc. *	63,628	2,045,640
PerkinElmer, Inc.	36,013	6,562,649
Perrigo Co., plc	42,834	2,057,317
Pfizer, Inc.	1,799,480	77,035,739
PPD, Inc. *	34,504	1,591,324
Regeneron Pharmaceuticals, Inc. *	33,630	19,324,134
Repligen Corp. *	16,510	4,056,507
Royalty Pharma plc, Class A	27,177	1,038,161
Sage Therapeutics, Inc. *	16,220	709,301
Sarepta Therapeutics, Inc. *	25,457	1,725,475
Seagen, Inc. *	41,077	6,300,801
Syneos Health, Inc. *	32,794	2,940,638
TG Therapeutics, Inc. *	36,602	1,280,704
Thermo Fisher Scientific, Inc.	126,277	68,190,843
Turning Point Therapeutics, Inc. *	13,470	859,655
Twist Bioscience Corp. *	13,574	1,670,281
Ultragenyx Pharmaceutical, Inc. *	20,294	1,620,070
United Therapeutics Corp. *	14,505	2,638,895
Vertex Pharmaceuticals, Inc. *	83,355	16,802,701
Viatris, Inc.	387,423	5,451,042
Waters Corp. *	19,912	7,761,897
Zoetis, Inc.	152,634	30,938,912
		960,213,149

Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	44,070	8,873,054
American Campus Communities, Inc.	44,609	2,244,279
American Homes 4 Rent, Class A	88,186	3,703,812
American Tower Corp.	146,059	41,305,485
Americold Realty Trust	80,291	3,119,305
Apartment Income REIT Corp.	49,961	2,629,947
AvalonBay Communities, Inc.	44,988	10,249,616
Security	Number of Shares	Value ($)
Boston Properties, Inc.	45,542	5,345,720
Brixmor Property Group, Inc.	96,266	2,216,043
Camden Property Trust	31,453	4,698,764
CBRE Group, Inc., Class A *	107,623	10,381,315
CoreSite Realty Corp.	13,994	1,934,111
Cousins Properties, Inc.	47,237	1,876,254
Crown Castle International Corp.	138,867	26,813,829
CubeSmart	64,862	3,221,047
CyrusOne, Inc.	39,187	2,792,857
Digital Realty Trust, Inc.	90,674	13,978,304
Douglas Emmett, Inc.	52,267	1,745,718
Duke Realty Corp.	120,990	6,155,971
EastGroup Properties, Inc.	12,718	2,241,166
Equinix, Inc.	28,823	23,646,677
Equity LifeStyle Properties, Inc.	54,650	4,579,670
Equity Residential	110,680	9,311,508
Essex Property Trust, Inc.	20,934	6,868,445
eXp World Holdings, Inc. *	17,764	638,083
Extra Space Storage, Inc.	43,154	7,514,838
Federal Realty Investment Trust	22,481	2,642,192
First Industrial Realty Trust, Inc.	41,572	2,277,314
Gaming & Leisure Properties, Inc.	70,087	3,317,919
Healthcare Trust of America, Inc., Class A	71,037	2,030,948
Healthpeak Properties, Inc.	173,123	6,400,357
Host Hotels & Resorts, Inc. *	227,907	3,630,558
Invitation Homes, Inc.	182,132	7,409,130
Iron Mountain, Inc.	93,352	4,085,084
Jones Lang LaSalle, Inc. *	16,557	3,685,091
Kilroy Realty Corp.	34,249	2,372,428
Kimco Realty Corp.	139,802	2,981,977
Lamar Advertising Co., Class A	27,843	2,968,064
Life Storage, Inc.	24,609	2,888,112
Medical Properties Trust, Inc.	187,291	3,938,730
Mid-America Apartment Communities, Inc.	36,706	7,087,929
National Retail Properties, Inc.	56,375	2,755,046
Omega Healthcare Investors, Inc.	75,332	2,733,045
Prologis, Inc.	237,679	30,432,419
Public Storage	48,951	15,296,208
Realty Income Corp.	120,424	8,464,603
Redfin Corp. *	33,626	1,969,475
Regency Centers Corp.	51,178	3,347,553
Rexford Industrial Realty, Inc.	43,544	2,678,827
SBA Communications Corp.	35,134	11,980,343
Simon Property Group, Inc.	105,701	13,373,291
STORE Capital Corp.	78,202	2,830,130
Sun Communities, Inc.	35,858	7,032,112
UDR, Inc.	95,742	5,264,853
Ventas, Inc.	120,082	7,178,502
VEREIT, Inc.	74,155	3,631,370
VICI Properties, Inc.	172,368	5,376,158
Vornado Realty Trust	50,165	2,182,177
Welltower, Inc.	134,090	11,647,057
Weyerhaeuser Co.	240,849	8,123,837
WP Carey, Inc.	57,484	4,638,384
		416,737,041

Retailing 6.5%
Advance Auto Parts, Inc.	21,160	4,487,190
Amazon.com, Inc. *	137,793	458,518,609
AutoNation, Inc. *	17,506	2,124,003
AutoZone, Inc. *	6,955	11,291,929
Best Buy Co., Inc.	72,052	8,095,042
Burlington Stores, Inc. *	21,459	7,184,473
CarMax, Inc. *	52,596	7,045,234
Carvana Co. *	20,723	6,995,256
Chewy, Inc., Class A *	26,697	2,234,539

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dollar General Corp.	75,891	17,655,282
Dollar Tree, Inc. *	74,301	7,414,497
DoorDash, Inc., Class A *	11,324	1,973,660
eBay, Inc.	208,397	14,214,759
Etsy, Inc. *	40,728	7,473,995
Five Below, Inc. *	18,011	3,501,699
Floor & Decor Holdings, Inc., Class A *	33,540	4,092,215
Foot Locker, Inc.	33,076	1,887,317
Genuine Parts Co.	46,339	5,881,346
Kohl’s Corp.	50,821	2,581,707
L Brands, Inc.	84,834	6,792,658
Lithia Motors, Inc.	9,609	3,624,707
LKQ Corp. *	88,903	4,511,827
Lowe’s Cos., Inc.	227,196	43,778,397
Nordstrom, Inc. *	34,533	1,143,042
O'Reilly Automotive, Inc. *	22,399	13,525,412
Ollie’s Bargain Outlet Holdings, Inc. *	18,129	1,687,810
Penske Automotive Group, Inc.	10,826	959,184
Pool Corp.	12,922	6,174,390
Qurate Retail, Inc. Class A	123,218	1,461,366
RH *	5,382	3,574,079
Ross Stores, Inc.	114,607	14,061,133
Target Corp.	158,978	41,501,207
The Gap, Inc.	67,326	1,963,899
The Home Depot, Inc.	341,686	112,137,928
The TJX Cos., Inc.	388,018	26,699,519
Tractor Supply Co.	36,872	6,671,251
Ulta Beauty, Inc. *	17,525	5,884,895
Vroom, Inc. *	10,850	401,884
Wayfair, Inc., Class A *	23,828	5,751,126
Williams-Sonoma, Inc.	24,297	3,685,855
		880,644,321

Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc. *	390,713	41,489,814
Analog Devices, Inc.	118,389	19,820,686
Applied Materials, Inc.	295,038	41,284,667
Broadcom, Inc.	131,194	63,681,568
Brooks Automation, Inc.	23,498	2,091,557
Cirrus Logic, Inc. *	18,245	1,506,855
CMC Materials, Inc.	9,624	1,392,015
Cree, Inc. *	37,329	3,462,638
Enphase Energy, Inc. *	43,779	8,300,498
Entegris, Inc.	43,333	5,227,693
First Solar, Inc. *	27,574	2,372,467
Intel Corp.	1,298,003	69,728,721
KLA Corp.	49,378	17,191,445
Lam Research Corp.	45,882	29,245,646
Lattice Semiconductor Corp. *	44,535	2,527,361
Marvell Technology, Inc.	263,609	15,950,981
Maxim Integrated Products, Inc.	86,200	8,612,242
Microchip Technology, Inc.	88,251	12,630,483
Micron Technology, Inc. *	360,679	27,981,477
MKS Instruments, Inc.	17,685	2,766,641
Monolithic Power Systems, Inc.	13,846	6,220,454
NVIDIA Corp.	801,085	156,203,564
NXP Semiconductors N.V.	88,678	18,302,253
ON Semiconductor Corp. *	136,795	5,343,213
Power Integrations, Inc.	19,893	1,929,422
Qorvo, Inc. *	36,230	6,868,846
QUALCOMM, Inc.	362,543	54,308,941
Semtech Corp. *	20,752	1,284,756
Silicon Laboratories, Inc. *	14,193	2,114,615
Skyworks Solutions, Inc.	53,143	9,805,415
SolarEdge Technologies, Inc. *	16,738	4,343,176
SunPower Corp. *	25,387	628,836
Teradyne, Inc.	53,181	6,753,987
Texas Instruments, Inc.	296,620	56,541,704
Security	Number of Shares	Value ($)
Universal Display Corp.	13,786	3,232,679
Xilinx, Inc.	78,830	11,811,887
		722,959,203

Software & Services 15.3%
Accenture plc, Class A	204,131	64,848,336
Adobe, Inc. *	153,644	95,509,720
Akamai Technologies, Inc. *	52,279	6,269,298
Alarm.com Holdings, Inc. *	14,206	1,182,223
Alteryx, Inc., Class A *	18,730	1,449,702
Amdocs Ltd.	40,786	3,145,008
Anaplan, Inc. *	47,058	2,691,718
ANSYS, Inc. *	28,141	10,368,833
Appian Corp. *	12,377	1,441,054
Aspen Technology, Inc. *	21,830	3,192,856
Autodesk, Inc. *	70,818	22,741,784
Automatic Data Processing, Inc.	136,679	28,652,019
Avalara, Inc. *	27,712	4,632,615
Bill.com Holdings, Inc. *	19,992	4,134,745
Black Knight, Inc. *	50,646	4,193,995
Blackline, Inc. *	16,864	1,929,073
Broadridge Financial Solutions, Inc.	37,485	6,503,273
Cadence Design Systems, Inc. *	89,702	13,244,500
CDK Global, Inc.	39,843	1,912,066
Ceridian HCM Holding, Inc. *	41,952	4,128,077
Citrix Systems, Inc.	39,683	3,998,062
Cloudflare, Inc., Class A *	61,488	7,294,321
Cognizant Technology Solutions Corp., Class A	169,444	12,459,217
Concentrix Corp. *	13,404	2,194,637
Coupa Software, Inc. *	23,513	5,102,321
Crowdstrike Holdings, Inc., Class A *	63,917	16,209,990
Datadog, Inc., Class A *	69,636	7,708,705
Digital Turbine, Inc. *	24,888	1,566,700
DocuSign, Inc. *	62,460	18,615,578
Dolby Laboratories, Inc., Class A	21,379	2,075,901
Dropbox, Inc., Class A *	95,110	2,995,014
Duck Creek Technologies, Inc. *	10,470	459,947
DXC Technology Co. *	81,117	3,243,058
Dynatrace, Inc. *	59,809	3,820,001
Elastic N.V. *	20,446	3,027,235
Envestnet, Inc. *	17,203	1,294,182
EPAM Systems, Inc. *	18,170	10,171,566
Euronet Worldwide, Inc. *	17,044	2,434,224
Everbridge, Inc. *	12,102	1,709,044
Fair Isaac Corp. *	9,321	4,883,365
Fastly, Inc., Class A *	27,469	1,320,435
Fidelity National Information Services, Inc.	199,275	29,701,939
FireEye, Inc. *	75,871	1,532,594
Fiserv, Inc. *	191,491	22,042,529
Five9, Inc. *	21,618	4,351,487
FleetCor Technologies, Inc. *	26,698	6,893,958
Fortinet, Inc. *	43,676	11,890,354
Gartner, Inc. *	27,800	7,359,494
Genpact Ltd.	56,467	2,812,621
Global Payments, Inc.	95,006	18,375,110
GoDaddy, Inc., Class A *	53,855	4,515,742
Guidewire Software, Inc. *	27,055	3,116,736
HubSpot, Inc. *	14,061	8,380,637
International Business Machines Corp.	287,297	40,497,385
Intuit, Inc.	87,808	46,535,606
Jack Henry & Associates, Inc.	23,748	4,134,289
LiveRamp Holdings, Inc. *	22,580	903,426
Manhattan Associates, Inc. *	20,645	3,295,561
Mastercard, Inc., Class A	281,219	108,533,661
Maximus, Inc.	19,808	1,762,912
Medallia, Inc. *	28,347	960,113

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Microsoft Corp.	2,420,836	689,720,385
MongoDB, Inc. *	17,084	6,131,789
N-Able, Inc. *	12,112	167,146
nCino, Inc. *	4,708	299,288
New Relic, Inc. *	17,475	1,207,173
NortonLifeLock, Inc.	187,410	4,651,516
Nuance Communications, Inc. *	92,255	5,064,799
Nutanix, Inc., Class A *	65,508	2,359,598
Okta, Inc. *	40,360	10,000,804
Oracle Corp.	583,827	50,874,685
Palo Alto Networks, Inc. *	31,278	12,481,486
Paychex, Inc.	102,824	11,703,428
Paycom Software, Inc. *	15,714	6,285,600
Paylocity Holding Corp. *	12,103	2,510,888
PayPal Holdings, Inc. *	377,717	104,072,365
Pegasystems, Inc.	12,737	1,625,751
Proofpoint, Inc. *	18,267	3,190,514
PTC, Inc. *	33,736	4,569,541
Q2 Holdings, Inc. *	17,390	1,796,561
Qualys, Inc. *	10,691	1,085,778
Rapid7, Inc. *	17,643	2,006,891
RingCentral, Inc., Class A *	25,939	6,932,717
SailPoint Technologies Holding, Inc. *	30,239	1,511,648
salesforce.com, Inc. *	310,473	75,112,733
ServiceNow, Inc. *	63,514	37,339,245
Smartsheet, Inc., Class A *	37,594	2,727,445
Snowflake, Inc., Class A *	19,898	5,287,297
SolarWinds Corp. *	24,225	272,289
Splunk, Inc. *	52,482	7,451,394
Square, Inc., Class A *	126,149	31,191,602
SS&C Technologies Holdings, Inc.	71,575	5,610,764
Synopsys, Inc. *	49,066	14,130,517
Tenable Holdings, Inc. *	21,355	913,994
The Trade Desk, Inc., Class A *	138,892	11,376,644
The Western Union Co.	130,451	3,027,768
Twilio, Inc., Class A *	52,099	19,463,665
Tyler Technologies, Inc. *	13,103	6,455,062
Varonis Systems, Inc. *	34,107	2,087,348
Verint Systems, Inc. *	20,699	883,226
VeriSign, Inc. *	31,832	6,887,490
Visa, Inc., Class A	543,771	133,979,737
VMware, Inc., Class A *(a)	25,827	3,970,643
WEX, Inc. *	14,404	2,732,871
Workday, Inc., Class A *	60,849	14,263,006
Zendesk, Inc. *	37,986	4,958,313
Zoom Video Communications, Inc., Class A *	68,563	25,923,670
Zscaler, Inc. *	24,058	5,675,523
		2,074,323,149

Technology Hardware & Equipment 7.3%
Amphenol Corp., Class A	191,799	13,903,509
Apple Inc.	5,042,319	735,472,649
Arista Networks, Inc. *	17,682	6,726,056
Arrow Electronics, Inc. *	23,914	2,835,483
CDW Corp.	45,130	8,274,585
Ciena Corp. *	50,429	2,931,942
Cisco Systems, Inc.	1,354,152	74,979,396
Cognex Corp.	57,257	5,176,605
Corning, Inc.	249,556	10,446,414
Dell Technologies, Inc., Class C *	80,369	7,765,253
F5 Networks, Inc. *	19,078	3,939,798
Hewlett Packard Enterprise Co.	417,205	6,049,472
HP, Inc.	385,987	11,143,445
II-VI, Inc. *	33,796	2,359,299
IPG Photonics Corp. *	11,535	2,516,476
Jabil, Inc.	43,609	2,596,480
Juniper Networks, Inc.	105,316	2,963,592
Security	Number of Shares	Value ($)
Keysight Technologies, Inc. *	59,252	9,749,917
Littelfuse, Inc.	7,876	2,094,937
Lumentum Holdings, Inc. *	24,456	2,054,059
Motorola Solutions, Inc.	54,454	12,193,340
National Instruments Corp.	41,806	1,844,063
NCR Corp. *	42,402	1,882,649
NetApp, Inc.	71,874	5,720,452
Novanta, Inc. *	11,214	1,574,558
Pure Storage, Inc., Class A *	82,178	1,604,115
Seagate Technology Holdings plc	63,620	5,592,198
TE Connectivity Ltd.	106,015	15,634,032
Trimble, Inc. *	81,033	6,928,321
Ubiquiti, Inc.	2,431	761,146
Vontier Corp.	54,184	1,752,852
Western Digital Corp. *	98,389	6,388,398
Xerox Holdings Corp.	52,699	1,271,627
Zebra Technologies Corp., Class A *	17,179	9,491,054
		986,618,172

Telecommunication Services 1.3%
AT&T, Inc.	2,296,142	64,406,783
Iridium Communications, Inc. *	37,366	1,577,966
Liberty Global plc, Class A *	45,207	1,213,808
Liberty Global plc, Class C *	110,348	2,963,947
Lumen Technologies, Inc.	317,046	3,953,564
T-Mobile US, Inc. *	188,559	27,156,267
Verizon Communications, Inc.	1,329,980	74,186,285
		175,458,620

Transportation 1.9%
Alaska Air Group, Inc. *	40,258	2,336,172
AMERCO	2,866	1,685,093
American Airlines Group, Inc. *	205,783	4,193,857
C.H. Robinson Worldwide, Inc.	42,402	3,780,986
CSX Corp.	730,775	23,618,648
Delta Air Lines, Inc. *	205,608	8,203,759
Expeditors International of Washington, Inc.	54,369	6,972,824
FedEx Corp.	78,587	22,000,431
JB Hunt Transport Services, Inc.	26,828	4,519,177
JetBlue Airways Corp. *	100,730	1,489,797
Kansas City Southern	29,336	7,856,181
Knight-Swift Transportation Holdings, Inc.	40,035	1,989,339
Landstar System, Inc.	12,380	1,943,660
Lyft, Inc., Class A *	82,337	4,554,883
Norfolk Southern Corp.	80,513	20,758,667
Old Dominion Freight Line, Inc.	30,580	8,230,607
Saia, Inc. *	8,339	1,884,614
Southwest Airlines Co. *	190,256	9,611,733
Uber Technologies, Inc. *	475,929	20,683,874
Union Pacific Corp.	213,406	46,684,697
United Airlines Holdings, Inc. *	103,248	4,823,747
United Parcel Service, Inc., Class B	232,472	44,485,842
XPO Logistics, Inc. *	32,457	4,501,461
		256,810,049

Utilities 2.3%
Alliant Energy Corp.	80,085	4,687,375
Ameren Corp.	82,186	6,897,049
American Electric Power Co., Inc.	160,987	14,186,174
American Water Works Co., Inc.	58,415	9,936,976
Atmos Energy Corp.	41,945	4,135,358
Avangrid, Inc.	22,070	1,150,730
CenterPoint Energy, Inc.	185,717	4,728,355
CMS Energy Corp.	93,164	5,756,604

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consolidated Edison, Inc.	110,420	8,145,683
Dominion Energy, Inc.	259,277	19,412,069
DTE Energy Co.	62,475	7,329,567
Duke Energy Corp.	247,352	25,999,169
Edison International	122,466	6,674,397
Entergy Corp.	64,277	6,615,389
Essential Utilities, Inc.	72,628	3,567,487
Evergy, Inc.	73,763	4,810,823
Eversource Energy	110,372	9,521,792
Exelon Corp.	313,955	14,693,094
FirstEnergy Corp.	174,168	6,674,118
MDU Resources Group, Inc.	65,040	2,063,069
NextEra Energy, Inc.	630,472	49,113,769
NiSource, Inc.	125,076	3,098,132
NRG Energy, Inc.	79,221	3,267,074
OGE Energy Corp.	64,725	2,184,469
Ormat Technologies, Inc.	13,981	975,035
PG&E Corp. *	478,621	4,207,079
Pinnacle West Capital Corp.	36,199	3,024,426
PPL Corp.	246,574	6,995,304
Public Service Enterprise Group, Inc.	162,586	10,117,727
Sempra Energy	101,110	13,210,021
Sunnova Energy International, Inc. *	20,047	763,791
The AES Corp.	213,400	5,057,580
The Southern Co.	340,565	21,751,886
UGI Corp.	67,843	3,120,100
Vistra Corp.	155,506	2,977,940
WEC Energy Group, Inc.	101,440	9,549,561
Xcel Energy, Inc.	172,943	11,803,360
		318,202,532
Total Common Stock
(Cost $2,939,582,657)		13,531,634,174
Security	Number of Shares	Value ($)
Short-Term Investments 0.6% of net assets

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	77,936,361	77,936,361
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	6,744,000	6,744,000
Total Short-Term Investments
(Cost $84,680,361)		84,680,361

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	225	49,381,875	722,854
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,480,181.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Dividends Received
The Charles Schwab Corp.	$19,174,156	$1,215,399	($358,124)	$7,329	$12,590,626	$32,629,386	480,197	$254,593

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$13,531,634,174	$—	$—	$13,531,634,174
Short-Term Investments[1]	84,680,361	—	—	84,680,361
Futures Contracts[2]	722,854	—	—	722,854
Total	$13,617,037,389	$—	$—	$13,617,037,389
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.6%
Adient plc *	204,412	8,611,878
American Axle & Manufacturing Holdings, Inc. *	241,973	2,344,718
Arcimoto, Inc. *(a)	58,038	948,921
Canoo, Inc. *(a)	172,656	1,403,693
Cooper-Standard Holdings, Inc. *	36,780	958,119
Dana, Inc.	312,783	7,556,837
Dorman Products, Inc. *	57,605	5,826,746
Fisker, Inc. *(a)	342,540	5,521,745
Fox Factory Holding Corp. *	90,989	14,698,363
Gentherm, Inc. *	71,493	5,928,914
LCI Industries	53,330	7,776,581
Lordstown Motors Corp. *(a)	241,220	1,505,213
Modine Manufacturing Co. *	107,952	1,806,037
Motorcar Parts of America, Inc. *	41,094	913,931
Patrick Industries, Inc.	49,031	4,051,432
Standard Motor Products, Inc.	45,037	1,880,745
Stoneridge, Inc. *	56,694	1,641,291
Tenneco, Inc., Class A *	151,497	2,637,563
The Goodyear Tire & Rubber Co. *	595,923	9,361,950
Visteon Corp. *	59,752	6,814,716
Winnebago Industries, Inc.	69,776	5,014,801
Workhorse Group, Inc. *(a)	266,710	3,077,833
XL Fleet Corp. *	81,349	567,816
XPEL, Inc. *	38,783	3,591,306
		104,441,149

Banks 9.2%
1st Source Corp.	36,913	1,690,246
Allegiance Bancshares, Inc.	41,314	1,506,722
Altabancorp	39,001	1,575,250
Amalgamated Financial Corp.	29,248	449,249
Amerant Bancorp, Inc. *	45,935	1,017,460
American National Bankshares, Inc.	22,484	710,270
Ameris Bancorp	143,116	6,956,869
Arrow Financial Corp.	29,277	1,055,436
Associated Banc-Corp.	326,438	6,463,472
Atlantic Capital Bancshares, Inc. *	41,746	1,001,904
Atlantic Union Bankshares Corp.	169,828	6,023,799
Axos Financial, Inc. *	123,017	5,886,363
Banc of California, Inc.	97,656	1,671,871
BancFirst Corp.	36,931	2,048,932
BancorpSouth Bank	219,555	5,664,519
Bank First Corp.	14,604	1,022,134
Bank of Marin Bancorp	28,224	979,373
BankUnited, Inc.	200,998	7,955,501
Banner Corp.	74,714	3,962,831
Bar Harbor Bankshares	32,081	918,800
Berkshire Hills Bancorp, Inc.	109,289	2,955,175
Blue Ridge Bankshares, Inc.	36,773	629,921
Bridgewater Bancshares, Inc. *	44,636	723,996
Security	Number of Shares	Value ($)
Brookline Bancorp, Inc.	165,709	2,381,238
Bryn Mawr Bank Corp.	43,208	1,690,729
Business First Bancshares, Inc.	41,107	958,204
Byline Bancorp, Inc.	54,876	1,350,498
Cadence BanCorp	265,716	5,048,604
Cambridge Bancorp	14,828	1,268,980
Camden National Corp.	31,896	1,427,984
Capital Bancorp, Inc.	16,337	371,177
Capital City Bank Group, Inc.	28,530	694,420
Capitol Federal Financial, Inc.	280,956	3,115,802
Capstar Financial Holdings, Inc.	43,414	920,377
Carter Bankshares, Inc. *	54,957	630,357
Cathay General Bancorp	165,080	6,251,580
CBTX, Inc.	39,428	1,036,956
Central Pacific Financial Corp.	60,337	1,544,627
Century Bancorp, Inc., Class A	5,789	662,146
CIT Group, Inc.	213,920	10,319,501
Citizens & Northern Corp.	32,898	812,581
City Holding Co.	33,243	2,515,165
Civista Bancshares, Inc.	34,107	780,709
CNB Financial Corp.	34,078	785,839
Coastal Financial Corp. *	20,415	596,526
Columbia Banking System, Inc.	155,279	5,425,448
Columbia Financial, Inc. *	86,849	1,566,756
Community Bank System, Inc.	115,447	8,270,623
Community Trust Bancorp, Inc.	33,701	1,339,952
ConnectOne Bancorp, Inc.	80,447	2,115,756
CrossFirst Bankshares, Inc. *	102,346	1,413,398
Customers Bancorp, Inc. *	64,722	2,344,231
CVB Financial Corp.	278,820	5,314,309
Dime Community Bancshares, Inc.	75,392	2,489,444
Eagle Bancorp, Inc.	68,182	3,752,055
Eastern Bankshares, Inc.	370,982	6,770,421
Enterprise Bancorp, Inc.	19,872	649,814
Enterprise Financial Services Corp.	77,245	3,442,810
Equity Bancshares, Inc., Class A *	28,682	844,972
Essent Group Ltd.	238,564	10,775,936
Farmers National Banc Corp.	56,968	874,459
FB Financial Corp.	71,490	2,703,037
Federal Agricultural Mortgage Corp., Class C	19,713	1,922,017
Fidelity D&D Bancorp, Inc.	8,679	442,629
Finance Of America Cos., Inc., Class A *	70,806	456,699
Financial Institutions, Inc.	34,280	1,009,203
First BanCorp	465,555	5,647,182
First BanCorp (North Carolina)	60,520	2,420,800
First Bank	33,073	440,698
First Busey Corp.	109,018	2,572,825
First Commonwealth Financial Corp.	205,776	2,710,070
First Community Bankshares, Inc.	36,378	1,062,238
First Financial Bancorp	207,420	4,666,950
First Financial Bankshares, Inc.	279,549	13,653,173
First Financial Corp.	25,571	1,024,119
First Foundation, Inc.	85,663	2,019,077
First Internet Bancorp	19,727	597,334

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Interstate BancSystem, Inc., Class A	88,336	3,703,045
First Merchants Corp.	116,439	4,742,560
First Mid Bancshares, Inc.	36,027	1,465,939
First Midwest Bancorp, Inc.	245,423	4,402,889
Five Star Bancorp	11,223	273,505
Flagstar Bancorp, Inc.	112,729	5,158,479
Flushing Financial Corp.	64,094	1,413,273
FS Bancorp, Inc.	15,574	541,664
Fulton Financial Corp.	341,761	5,235,779
German American Bancorp, Inc.	53,288	2,008,958
Glacier Bancorp, Inc.	206,569	10,650,698
Great Southern Bancorp, Inc.	22,439	1,167,501
Great Western Bancorp, Inc.	119,485	3,680,138
Guaranty Bancshares, Inc.	17,610	589,054
Hancock Whitney Corp.	186,105	8,134,650
Hanmi Financial Corp.	66,702	1,215,977
HarborOne Bancorp, Inc.	109,832	1,494,814
HBT Financial, Inc.	21,177	346,032
Heartland Financial USA, Inc.	86,793	3,959,497
Heritage Commerce Corp.	127,576	1,382,924
Heritage Financial Corp.	76,663	1,854,478
Hilltop Holdings, Inc.	138,933	4,401,397
Home Bancorp, Inc.	16,260	571,051
Home BancShares, Inc.	329,208	6,972,625
Home Point Capital, Inc. *(a)	15,618	77,778
HomeStreet, Inc.	44,893	1,692,915
HomeTrust Bancshares, Inc.	32,247	849,064
Hope Bancorp, Inc.	257,306	3,409,304
Horizon Bancorp, Inc.	92,727	1,549,468
Howard Bancorp, Inc. *	28,923	569,783
Independent Bank Corp.	71,190	5,031,709
Independent Bank Corp., Michigan	44,317	931,987
Independent Bank Group, Inc.	81,138	5,655,319
International Bancshares Corp.	115,871	4,528,239
Investors Bancorp, Inc.	493,657	6,822,340
Kearny Financial Corp.	157,553	1,895,363
Lakeland Bancorp, Inc.	105,966	1,734,663
Lakeland Financial Corp.	52,795	3,530,402
Live Oak Bancshares, Inc.	67,899	4,086,841
Luther Burbank Corp.	32,974	427,343
Macatawa Bank Corp.	54,959	457,259
Mercantile Bank Corp.	33,526	1,047,687
Merchants Bancorp	20,871	764,713
Meridian Bancorp, Inc.	100,799	1,926,269
Meta Financial Group, Inc.	67,957	3,377,463
Metrocity Bankshares, Inc.	40,216	803,114
Metropolitan Bank Holding Corp. *	16,825	1,195,080
Mid Penn Bancorp, Inc.	20,847	543,064
Midland States Bancorp, Inc.	47,099	1,159,106
MidWestOne Financial Group, Inc.	30,700	894,291
Mr Cooper Group, Inc. *	153,208	5,696,273
MVB Financial Corp.	21,312	883,382
National Bank Holdings Corp., Class A	63,503	2,251,816
NBT Bancorp, Inc.	91,251	3,180,097
Nicolet Bankshares, Inc. *	19,362	1,401,615
NMI Holdings, Inc., Class A *	181,158	3,989,099
Northfield Bancorp, Inc.	98,889	1,626,724
Northrim BanCorp, Inc.	12,856	524,782
Northwest Bancshares, Inc.	264,641	3,522,372
OceanFirst Financial Corp.	126,932	2,475,174
Ocwen Financial Corp. *	17,335	453,310
OFG Bancorp	109,254	2,523,767
Old National Bancorp	355,849	5,725,610
Old Second Bancorp, Inc.	58,879	681,819
Origin Bancorp, Inc.	47,684	1,939,785
Orrstown Financial Services, Inc.	23,415	539,716
Pacific Premier Bancorp, Inc.	201,665	7,659,237
Park National Corp.	31,129	3,545,904
Security	Number of Shares	Value ($)
PCSB Financial Corp.	28,840	520,274
Peapack-Gladstone Financial Corp.	39,893	1,284,954
PennyMac Financial Services, Inc.	75,938	4,775,741
Peoples Bancorp, Inc.	38,240	1,127,698
Peoples Financial Services Corp.	15,235	653,581
Pioneer Bancorp, Inc. *	24,794	286,867
Preferred Bank	29,776	1,756,188
Premier Financial Bancorp, Inc.	26,684	454,162
Premier Financial Corp.	79,563	2,130,697
Primis Financial Corp.	51,165	795,616
Provident Bancorp, Inc.	33,473	528,204
Provident Financial Services, Inc.	164,533	3,553,913
QCR Holdings, Inc.	33,346	1,636,955
Radian Group, Inc.	414,214	9,352,952
RBB Bancorp	30,188	722,399
Red River Bancshares, Inc.	9,603	489,273
Reliant Bancorp, Inc.	32,303	898,023
Renasant Corp.	118,763	4,178,082
Republic Bancorp, Inc., Class A	21,002	1,024,058
Republic First Bancorp, Inc. *	97,048	358,107
S&T Bancorp, Inc.	83,583	2,461,519
Sandy Spring Bancorp, Inc.	99,799	4,150,640
Seacoast Banking Corp. of Florida	117,782	3,579,395
ServisFirst Bancshares, Inc.	107,389	7,633,210
Sierra Bancorp	29,774	718,447
Silvergate Capital Corp., Class A *	49,443	5,082,740
Simmons First National Corp., Class A	231,465	6,300,477
SmartFinancial, Inc.	30,170	735,243
South Plains Financial, Inc.	23,187	533,301
South State Corp.	152,626	10,506,774
Southern First Bancshares, Inc. *	16,160	800,405
Southern Missouri Bancorp, Inc.	16,428	737,289
Southside Bancshares, Inc.	67,113	2,418,753
Spirit of Texas Bancshares, Inc.	27,173	632,587
Stock Yards Bancorp, Inc.	44,374	2,113,977
Summit Financial Group, Inc.	24,809	576,809
Texas Capital Bancshares, Inc. *	109,144	6,873,889
The Bancorp, Inc. *	112,420	2,627,255
The Bank of N.T. Butterfield & Son Ltd.	108,672	3,601,390
The First BanCorp, Inc.	22,760	661,406
The First Bancshares, Inc.	43,762	1,687,900
The First of Long Island Corp.	49,993	1,077,349
The Hingham Institution For Savings	3,077	920,023
Tompkins Financial Corp.	30,792	2,363,286
Towne Bank	144,435	4,305,607
TriCo Bancshares	59,463	2,344,626
TriState Capital Holdings, Inc. *	62,562	1,270,634
Triumph Bancorp, Inc. *	50,657	3,883,366
TrustCo Bank Corp.	41,275	1,388,078
Trustmark Corp.	135,796	4,076,596
UMB Financial Corp.	94,461	8,841,550
United Bankshares, Inc.	269,529	9,309,532
United Community Banks, Inc.	187,659	5,406,456
Univest Financial Corp.	63,070	1,725,595
Valley National Bancorp	861,743	11,107,867
Velocity Financial, Inc. *	18,197	230,192
Veritex Holdings, Inc.	102,682	3,444,981
Walker & Dunlop, Inc.	63,112	6,530,830
Washington Federal, Inc.	156,051	5,035,766
Washington Trust Bancorp, Inc.	36,979	1,802,726
Waterstone Financial, Inc.	45,866	904,936
WesBanco, Inc.	140,491	4,535,049
West Bancorp, Inc.	35,127	1,035,544
Westamerica Bancorp	56,312	3,128,132
WSFS Financial Corp.	101,335	4,436,446
		577,786,818

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 9.6%
AAON, Inc.	90,421	5,619,665
AAR Corp. *	72,996	2,610,337
Advent Technologies Holdings, Inc. *(a)	36,289	282,691
Aerojet Rocketdyne Holdings, Inc.	161,374	7,613,625
Aerovironment, Inc. *	48,417	4,894,959
AerSale Corp. *(a)	19,181	218,280
AgEagle Aerial Systems, Inc. *	141,510	563,210
Alamo Group, Inc.	21,507	3,156,582
Albany International Corp., Class A	66,347	5,729,063
Allied Motion Technologies, Inc.	24,669	811,857
Alta Equipment Group, Inc. *	41,241	519,224
Altra Industrial Motion Corp.	139,760	8,760,157
Ameresco, Inc., Class A *	66,580	4,562,727
American Superconductor Corp. *	57,041	801,426
American Woodmark Corp. *	36,405	2,703,071
API Group Corp. *	389,219	8,920,900
Apogee Enterprises, Inc.	54,468	2,160,746
Applied Industrial Technologies, Inc.	83,739	7,511,388
Arcosa, Inc.	104,505	5,722,694
Argan, Inc.	32,286	1,451,256
Array Technologies, Inc. *	275,430	3,729,322
Astec Industries, Inc.	48,594	2,979,298
Astronics Corp. *	52,077	889,475
Atkore, Inc. *	101,046	7,589,565
AZZ, Inc.	53,382	2,828,712
Babcock & Wilcox Enterprises, Inc. *	117,753	843,112
Barnes Group, Inc.	102,258	5,181,413
Beacon Roofing Supply, Inc. *	120,050	6,420,274
Beam Global *	18,650	570,131
Bloom Energy Corp., Class A *	299,667	6,532,741
Blue Bird Corp. *	34,653	866,325
BlueLinx Holdings, Inc. *	19,021	817,142
Boise Cascade Co.	84,802	4,337,622
Byrna Technologies, Inc. *	22,503	540,072
Caesarstone Ltd.	49,252	653,574
CAI International, Inc.	35,050	1,956,141
Chart Industries, Inc. *	78,734	12,239,200
CIRCOR International, Inc. *	40,240	1,241,002
Columbus McKinnon Corp.	59,709	2,770,498
Comfort Systems USA, Inc.	76,813	5,741,772
Commercial Vehicle Group, Inc. *	68,009	621,602
Concrete Pumping Holdings, Inc. *	56,380	490,506
Construction Partners, Inc., Class A *	61,421	2,062,517
Cornerstone Building Brands, Inc. *	117,957	1,984,037
CSW Industrials, Inc.	29,554	3,495,943
Custom Truck One Source, Inc. *	28,555	222,443
Desktop Metal, Inc., Class A *(a)	180,180	1,621,620
Douglas Dynamics, Inc.	48,681	1,942,372
Ducommun, Inc. *	23,797	1,283,848
DXP Enterprises, Inc. *	38,718	1,264,143
Dycom Industries, Inc. *	64,388	4,468,527
EMCOR Group, Inc.	116,359	14,173,690
Encore Wire Corp.	43,113	3,381,353
Energy Recovery, Inc. *	90,441	1,912,827
Enerpac Tool Group Corp.	130,522	3,350,500
EnerSys	92,497	9,125,754
EnPro Industries, Inc.	44,446	4,138,812
Eos Energy Enterprises, Inc. *	37,267	578,384
ESCO Technologies, Inc.	55,225	5,211,583
EVI Industries, Inc. *(a)	12,419	334,568
Evoqua Water Technologies Corp. *	249,517	8,236,556
Federal Signal Corp.	130,147	5,155,123
Fluor Corp. *	305,911	5,096,477
Franklin Electric Co., Inc.	99,914	8,168,969
FTC Solar, Inc. *	40,350	409,149
FuelCell Energy, Inc. *	701,814	4,442,483
GATX Corp.	76,267	7,035,631
Security	Number of Shares	Value ($)
Gibraltar Industries, Inc. *	70,831	5,289,659
Global Industrial Co.	27,309	1,079,252
GMS, Inc. *	91,937	4,516,865
GrafTech International Ltd.	367,009	4,172,892
Granite Construction, Inc.	98,654	3,790,287
Great Lakes Dredge & Dock Corp. *	139,433	2,147,268
Griffon Corp.	99,810	2,307,607
H&E Equipment Services, Inc.	69,176	2,354,059
HC2 Holdings, Inc. *	105,875	389,620
Helios Technologies, Inc.	69,677	5,633,385
Herc Holdings, Inc. *	53,786	6,671,615
Hillenbrand, Inc.	162,239	7,349,427
Hydrofarm Holdings Group, Inc. *	24,576	1,212,580
Hyliion Holdings Corp. *(a)	251,481	2,439,366
Hyster-Yale Materials Handling, Inc.	21,643	1,550,505
Ideanomics, Inc. *	878,104	2,081,107
IES Holdings, Inc. *	18,352	998,532
Infrastructure and Energy Alternatives, Inc. *	44,329	535,051
Insteel Industries, Inc.	40,510	1,573,003
JELD-WEN Holding, Inc. *	180,724	4,785,572
John Bean Technologies Corp.	67,709	9,924,785
Kadant, Inc.	24,777	4,463,081
Kaman Corp.	59,261	2,628,225
Karat Packaging, Inc. *	9,697	215,758
Kennametal, Inc.	180,352	6,537,760
Kratos Defense & Security Solutions, Inc. *	263,844	7,176,557
Lawson Products, Inc. *	10,203	535,556
Lindsay Corp.	23,499	3,776,054
Luxfer Holdings plc	60,905	1,269,869
Lydall, Inc. *	37,412	2,289,614
Masonite International Corp. *	52,889	5,984,919
Matrix Service Co. *	55,224	602,494
Maxar Technologies, Inc.	154,737	5,612,311
Mayville Engineering Co., Inc. *	19,009	333,988
McGrath RentCorp	51,955	4,074,311
Meritor, Inc. *	151,626	3,689,061
Miller Industries, Inc.	24,036	901,590
Moog, Inc., Class A	62,723	4,884,240
MRC Global, Inc. *	172,773	1,584,328
Mueller Industries, Inc.	121,356	5,266,850
Mueller Water Products, Inc., Class A	340,297	5,043,202
MYR Group, Inc. *	35,697	3,413,704
National Presto Industries, Inc.	11,078	1,068,805
Nikola Corp. *(a)	432,413	5,132,742
NN, Inc. *	93,135	637,043
Northwest Pipe Co. *	21,061	598,343
NOW, Inc. *	237,139	2,340,562
NV5 Global, Inc. *	27,494	2,611,930
Omega Flex, Inc.	6,778	1,062,926
PAE, Inc. *	150,605	1,343,397
Park Aerospace Corp.	41,495	618,276
Park-Ohio Holdings Corp.	18,049	525,045
Parsons Corp. *	56,594	2,185,660
PGT Innovations, Inc. *	125,269	2,828,574
Powell Industries, Inc.	19,982	581,276
Preformed Line Products Co.	6,562	449,628
Primoris Services Corp.	115,553	3,455,035
Proto Labs, Inc. *	59,834	4,678,420
Quanex Building Products Corp.	72,332	1,796,727
Raven Industries, Inc. *	76,801	4,473,658
RBC Bearings, Inc. *	53,240	12,511,400
Resideo Technologies, Inc. *	311,677	9,194,472
REV Group, Inc.	62,056	937,666
Rexnord Corp.	258,258	14,547,673
Romeo Power, Inc. *	88,722	625,490
Rush Enterprises, Inc., Class A	91,000	4,276,090
Rush Enterprises, Inc., Class B	13,906	610,195

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Simpson Manufacturing Co., Inc.	93,715	10,541,063
SPX Corp. *	94,487	6,298,503
SPX FLOW, Inc.	90,804	7,459,549
Standex International Corp.	25,968	2,389,056
Stem, Inc. *(a)	135,453	3,672,131
Sterling Construction Co., Inc. *	60,389	1,326,142
Tennant Co.	39,948	3,160,686
Terex Corp.	147,576	7,071,842
Textainer Group Holdings Ltd. *	103,622	3,344,918
The ExOne Co. *	36,144	599,990
The Gorman-Rupp Co.	49,228	1,756,947
The Greenbrier Cos., Inc.	69,294	2,965,783
The Manitowoc Co., Inc. *	74,211	1,717,985
The Shyft Group, Inc.	74,221	2,927,276
Thermon Group Holdings, Inc. *	71,801	1,196,205
Titan International, Inc. *	107,095	923,159
Titan Machinery, Inc. *	42,142	1,202,311
TPI Composites, Inc. *	77,177	3,020,708
Transcat, Inc. *	15,488	988,909
TriMas Corp. *	92,715	3,033,635
Trinity Industries, Inc.	186,864	5,065,883
Triton International Ltd.	143,902	7,596,587
Triumph Group, Inc. *	110,991	2,114,379
Tutor Perini Corp. *	89,843	1,264,091
UFP Industries, Inc.	129,604	9,624,393
Vectrus, Inc. *	24,921	1,128,672
Veritiv Corp. *	33,179	2,033,209
Vicor Corp. *	45,487	5,258,752
View, Inc. *(a)	183,932	1,120,146
Wabash National Corp.	111,687	1,635,098
Watts Water Technologies, Inc., Class A	59,308	8,941,274
Welbilt, Inc. *	281,178	6,604,871
WESCO International, Inc. *	95,902	10,208,768
Willis Lease Finance Corp. *	5,808	241,613
WillScot Mobile Mini Holdings Corp. *	402,433	11,553,851
		603,715,993

Commercial & Professional Services 3.5%
ABM Industries, Inc.	145,236	6,752,022
Acacia Research Corp. *	103,432	583,356
ACCO Brands Corp.	201,491	1,801,330
ASGN, Inc. *	111,950	11,321,503
Atlas Technical Consultants, Inc. *	28,564	256,790
Barrett Business Services, Inc.	16,293	1,192,811
Brady Corp., Class A	101,752	5,563,799
BrightView Holdings, Inc. *	88,835	1,424,025
Casella Waste Systems, Inc., Class A *	105,781	7,275,617
CBIZ, Inc. *	108,019	3,493,334
CECO Environmental Corp. *	69,133	486,696
Cimpress plc *	37,769	3,861,880
CompX International, Inc.	3,395	63,147
CoreCivic, Inc. *	257,406	2,646,134
Covanta Holding Corp.	257,360	5,172,936
CRA International, Inc.	15,459	1,325,300
Deluxe Corp.	90,682	3,980,940
Ennis, Inc.	54,995	1,087,251
Exponent, Inc.	111,920	11,985,513
Forrester Research, Inc. *	24,007	1,124,728
Franklin Covey Co. *	26,428	967,001
GP Strategies Corp. *	26,584	540,984
Harsco Corp. *	169,218	3,404,666
Healthcare Services Group, Inc.	161,233	4,208,181
Heidrick & Struggles International, Inc.	41,752	1,783,228
Heritage-Crystal Clean, Inc. *	34,034	959,078
Herman Miller, Inc.	160,486	6,924,971
HireQuest, Inc. (a)	10,796	197,567
HNI Corp.	93,791	3,498,404
Huron Consulting Group, Inc. *	48,055	2,360,942
Security	Number of Shares	Value ($)
ICF International, Inc.	39,918	3,655,291
Insperity, Inc.	78,420	7,767,501
Interface, Inc.	125,457	1,809,090
KAR Auction Services, Inc. *	267,560	4,409,389
KBR, Inc.	304,518	11,784,847
Kelly Services, Inc., Class A *	76,457	1,675,937
Kforce, Inc.	44,035	2,749,105
Kimball International, Inc., Class B	76,628	948,655
Korn Ferry	115,184	7,917,748
ManTech International Corp., Class A	59,217	5,179,119
Matthews International Corp., Class A	66,548	2,302,561
Mistras Group, Inc. *	44,154	463,617
Montrose Environmental Group, Inc. *	48,157	2,585,549
NL Industries, Inc.	18,784	113,268
Pitney Bowes, Inc.	380,191	3,041,528
Rekor Systems, Inc. *(a)	66,541	524,343
Resources Connection, Inc.	67,607	1,047,232
RR Donnelley & Sons Co. *	150,271	919,659
SP Plus Corp. *	50,092	1,642,517
Steelcase, Inc., Class A	190,103	2,613,916
Team, Inc. *	55,916	345,002
Tetra Tech, Inc.	116,159	15,509,550
The Brink’s Co.	104,852	8,069,410
TriNet Group, Inc. *	87,348	7,248,137
TrueBlue, Inc. *	75,348	2,048,712
U.S. Ecology, Inc. *	67,637	2,367,295
UniFirst Corp.	32,428	7,061,846
Upwork, Inc. *	251,390	13,019,488
Viad Corp. *	43,714	2,004,287
VSE Corp.	22,810	1,141,641
Willdan Group, Inc. *	23,612	973,995
		219,184,369

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	73,922	3,787,024
American Outdoor Brands, Inc. *	30,359	819,086
AMMO, Inc. *	143,872	974,013
Aterian, Inc. *(a)	41,952	378,827
Bassett Furniture Industries, Inc.	19,743	449,746
Beazer Homes USA, Inc. *	62,846	1,147,568
Callaway Golf Co. *	249,775	7,912,872
Casper Sleep, Inc. *	61,542	425,255
Cavco Industries, Inc. *	19,873	4,670,155
Century Communities, Inc.	64,713	4,494,318
Clarus Corp.	52,322	1,492,223
Crocs, Inc. *	139,167	18,900,270
Escalade, Inc.	21,534	488,822
Ethan Allen Interiors, Inc.	48,947	1,163,470
Flexsteel Industries, Inc.	14,083	485,864
Fossil Group, Inc. *	102,096	1,288,452
G-III Apparel Group Ltd. *	94,585	2,824,308
Genius Brands International, Inc. *	616,721	968,252
GoPro, Inc., Class A *	267,575	2,739,968
Green Brick Partners, Inc. *	66,567	1,668,835
Hamilton Beach Brands Holding Co., Class A	15,673	292,928
Helen of Troy Ltd. *	52,678	11,767,738
Hooker Furniture Corp.	24,842	824,506
Hovnanian Enterprises, Inc., Class A *	11,189	1,168,020
Installed Building Products, Inc.	51,024	6,122,880
iRobot Corp. *	60,377	5,282,987
Johnson Outdoors, Inc., Class A	11,353	1,343,855
KB Home	192,991	8,190,538
Kontoor Brands, Inc.	111,789	6,190,875
La-Z-Boy, Inc.	98,983	3,323,849
Landsea Homes Corp. *	12,593	105,907
Latham Group, Inc. *	50,256	1,370,984
Legacy Housing Corp. *	17,890	315,580

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LGI Homes, Inc. *	47,708	8,153,297
Lifetime Brands, Inc.	27,293	411,306
M.D.C. Holdings, Inc.	123,205	6,569,291
M/I Homes, Inc. *	61,617	3,987,236
Malibu Boats, Inc., Class A *	44,758	3,744,454
Marine Products Corp.	17,587	287,723
MasterCraft Boat Holdings, Inc. *	40,957	1,091,914
Meritage Homes Corp. *	80,917	8,785,968
Movado Group, Inc.	34,371	1,033,536
Nautilus, Inc. *	65,129	941,114
Oxford Industries, Inc.	34,743	3,020,209
PLBY Group, Inc. *(a)	22,988	647,802
Purple Innovation, Inc. *	107,616	2,834,605
Rocky Brands, Inc.	15,031	817,686
Skyline Champion Corp. *	113,201	6,384,536
Smith & Wesson Brands, Inc.	114,934	2,695,202
Sonos, Inc. *	259,335	8,656,602
Steven Madden Ltd.	176,907	7,753,834
Sturm, Ruger & Co., Inc.	37,181	2,764,779
Superior Group of Cos., Inc.	25,024	585,812
Taylor Morrison Home Corp. *	269,997	7,241,320
The Lovesac Co. *	27,532	1,671,192
Tri Pointe Homes, Inc. *	253,828	6,122,331
Tupperware Brands Corp. *	106,603	2,226,937
Unifi, Inc. *	28,134	663,681
Universal Electronics, Inc. *	28,910	1,351,253
Vera Bradley, Inc. *	54,581	600,937
Vista Outdoor, Inc. *	126,198	5,097,137
VOXX International Corp. *	33,000	376,860
Vuzix Corp. *(a)	126,229	1,868,189
Wolverine World Wide, Inc.	175,001	5,869,534
		207,636,252

Consumer Services 2.9%
2U, Inc. *	154,677	6,712,982
Accel Entertainment, Inc. *	122,096	1,350,382
Adtalem Global Education, Inc. *	106,692	3,877,187
American Public Education, Inc. *	40,512	1,199,965
Bally’s Corp. *	70,515	3,472,864
Biglari Holdings, Inc., Class B *	1,721	283,018
BJ’s Restaurants, Inc. *	48,469	1,966,872
Bloomin’ Brands, Inc. *	190,465	4,786,385
Bluegreen Vacations Holding Corp. *	31,744	549,489
Brinker International, Inc. *	98,061	5,328,635
Carriage Services, Inc.	36,191	1,345,581
Carrols Restaurant Group, Inc. *	70,899	348,114
Century Casinos, Inc. *	57,783	647,747
Chuy’s Holdings, Inc. *	43,014	1,419,462
Coursera, Inc. *	26,350	937,797
Cracker Barrel Old Country Store, Inc.	50,991	6,943,954
Dave & Buster’s Entertainment, Inc. *	93,434	3,109,484
Del Taco Restaurants, Inc.	64,793	551,388
Denny’s Corp. *	134,860	1,897,480
Diamond Resorts International, Inc. *(b)	55,098	14,007
Dine Brands Global, Inc. *	34,930	2,706,027
Drive Shack, Inc. *	175,225	441,567
El Pollo Loco Holdings, Inc. *	40,371	751,304
Esports Technologies, Inc. *	5,144	116,975
Everi Holdings, Inc. *	179,860	4,081,023
Fiesta Restaurant Group, Inc. *	38,818	519,773
Full House Resorts, Inc. *	69,397	573,913
GAN Ltd. *	86,851	1,328,820
Golden Entertainment, Inc. *	36,595	1,665,438
Golden Nugget Online Gaming, Inc. *(a)	67,692	775,750
Graham Holdings Co., Class B	8,361	5,557,222
Hall of Fame Resort & Entertainment Co. *(a)	116,585	345,092
Hilton Grand Vacations, Inc. *	184,590	7,507,275
Security	Number of Shares	Value ($)
Houghton Mifflin Harcourt Co. *	272,535	3,085,096
International Game Technology plc *	215,012	4,031,475
Jack in the Box, Inc.	49,610	5,400,545
Kura Sushi USA, Inc., Class A *	7,667	372,770
Laureate Education, Inc., Class A *	228,485	3,383,863
Lindblad Expeditions Holdings, Inc. *	65,079	890,932
Monarch Casino & Resort, Inc. *	28,096	1,793,930
Nathan’s Famous, Inc.	6,312	405,546
NEOGAMES S.A. *	11,830	570,798
Noodles & Co. *	88,803	1,060,308
OneSpaWorld Holdings Ltd. *	115,196	1,138,136
Papa John’s International, Inc.	71,372	8,144,973
Perdoceo Education Corp. *	151,740	1,799,636
PlayAGS, Inc. *	60,009	465,670
RCI Hospitality Holdings, Inc.	18,218	1,143,362
Red Robin Gourmet Burgers, Inc. *	33,052	866,954
Red Rock Resorts, Inc., Class A *	133,027	5,241,264
Regis Corp. *	51,564	410,965
Rush Street Interactive, Inc. *	114,483	1,127,658
Ruth’s Hospitality Group, Inc. *	72,780	1,453,417
Scientific Games Corp., Class A *	207,296	12,792,236
SeaWorld Entertainment, Inc. *	111,214	5,272,656
Shake Shack, Inc., Class A *	80,795	8,123,129
StoneMor, Inc. *	68,246	180,852
Strategic Education, Inc.	52,540	4,165,897
Stride, Inc. *	86,394	2,648,840
Target Hospitality Corp. *	52,913	189,429
Texas Roadhouse, Inc.	150,880	13,906,610
The Cheesecake Factory, Inc. *	93,251	4,220,540
The ONE Group Hospitality, Inc. *	41,461	379,368
Vivint Smart Home, Inc. *	196,737	2,413,963
Wingstop, Inc.	64,327	11,019,858
WW International, Inc. *	113,534	3,490,035
		184,703,683

Diversified Financials 3.8%
A-Mark Precious Metals, Inc.	18,519	943,358
AFC Gamma, Inc.	15,381	327,308
Alerus Financial Corp.	32,831	917,626
Apollo Commercial Real Estate Finance, Inc.	301,600	4,590,352
Arbor Realty Trust, Inc.	273,340	4,996,655
Ares Commercial Real Estate Corp.	82,118	1,238,339
ARMOUR Residential REIT, Inc.	152,780	1,588,912
Artisan Partners Asset Management, Inc., Class A	125,944	6,056,647
Assetmark Financial Holdings, Inc. *	39,243	1,024,242
Associated Capital Group, Inc., Class A	3,528	132,970
Atlanticus Holdings Corp. *	11,710	509,151
B. Riley Financial, Inc.	42,730	2,886,839
Banco Latinoamericano de Comercio Exterior, S.A., Class E	67,788	1,117,146
BGC Partners, Inc., Class A	714,496	3,822,554
Blackstone Mortgage Trust, Inc., Class A	298,271	9,669,946
Blucora, Inc. *	104,963	1,769,676
Brightsphere Investment Group, Inc.	125,594	3,138,594
BrightSpire Capital, Inc.	182,454	1,735,138
Broadmark Realty Capital, Inc.	275,351	2,855,390
Cannae Holdings, Inc. *	188,076	6,253,527
Capstead Mortgage Corp.	208,436	1,327,737
Chimera Investment Corp.	496,700	7,311,424
Cohen & Steers, Inc.	53,498	4,451,569
Cowen, Inc., Class A	55,887	2,234,362
Curo Group Holdings Corp.	44,636	703,910
Diamond Hill Investment Group, Inc.	6,631	1,142,190
Donnelley Financial Solutions, Inc. *	63,460	2,044,047
Dynex Capital, Inc.	66,173	1,154,719
Ellington Financial, Inc.	88,786	1,614,129

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Encore Capital Group, Inc. *	66,824	3,163,448
Enova International, Inc. *	78,239	2,588,928
EZCORP, Inc., Class A *	105,205	601,773
Federated Hermes, Inc.	203,550	6,603,162
FirstCash, Inc.	86,591	6,858,007
Focus Financial Partners, Inc., Class A *	111,444	5,720,421
GAMCO Investors, Inc., Class A	10,971	295,559
GCM Grosvenor, Inc., Class A (a)	69,339	690,616
Granite Point Mortgage Trust, Inc.	118,361	1,670,074
Great Ajax Corp.	47,676	604,532
Green Dot Corp., Class A *	115,540	5,322,928
Greenhill & Co., Inc.	32,306	517,542
Hamilton Lane, Inc., Class A	73,161	6,803,973
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	165,329	9,390,687
Houlihan Lokey, Inc.	111,869	9,967,528
Invesco Mortgage Capital, Inc. (a)	535,437	1,841,903
KKR Real Estate Finance Trust, Inc.	69,976	1,491,189
Ladder Capital Corp. REIT	243,780	2,783,968
LendingClub Corp. *	208,292	5,082,325
LendingTree, Inc. *	25,108	4,901,584
Marlin Business Services Corp.	16,826	379,595
MFA Financial, Inc.	952,529	4,448,310
Moelis & Co., Class A	131,964	7,818,867
Navient Corp.	379,966	7,762,705
Nelnet, Inc., Class A	36,714	2,764,564
New York Mortgage Trust, Inc.	821,017	3,587,844
Open Lending Corp., Class A *	224,722	8,539,436
Oportun Financial Corp. *	45,261	954,102
Oppenheimer Holdings, Inc., Class A	19,591	880,615
Orchid Island Capital, Inc. (a)	201,231	996,093
PennyMac Mortgage Investment Trust	210,806	4,157,094
Piper Sandler Cos.	38,048	4,668,109
PJT Partners, Inc., Class A	51,811	4,050,066
PRA Group, Inc. *	97,857	3,795,873
PROG Holdings, Inc.	144,479	6,323,846
Pzena Investment Management, Inc., Class A	35,451	405,914
Ready Capital Corp.	124,749	1,886,205
Redwood Trust, Inc.	242,357	2,876,778
Regional Management Corp.	17,422	901,240
Sculptor Capital Management, Inc.	47,059	1,092,710
StepStone Group, Inc.	80,699	3,672,611
StoneX Group, Inc. *	36,086	2,328,630
TPG RE Finance Trust, Inc.	129,626	1,705,878
Two Harbors Investment Corp.	676,656	4,337,365
Value Line, Inc.	2,468	78,976
Virtus Investment Partners, Inc.	15,706	4,336,898
WisdomTree Investments, Inc.	299,420	1,850,416
World Acceptance Corp. *	9,506	1,802,052
		242,861,396

Energy 3.9%
Aemetis, Inc. *(a)	49,202	431,502
Alto Ingredients, Inc. *	151,643	803,708
Altus Midstream Co., Class A	6,914	441,459
Antero Resources Corp. *	617,058	8,391,989
Arch Resources, Inc. *	32,577	2,140,960
Archrock, Inc.	291,238	2,507,559
Aspen Aerogels, Inc. *	46,205	1,739,618
Berry Corp.	142,986	793,572
Bonanza Creek Energy, Inc.	66,893	2,573,374
Brigham Minerals, Inc., Class A	93,895	1,844,098
Bristow Group, Inc. *	13,594	353,172
Cactus, Inc., Class A	117,666	4,240,683
California Resources Corp. *	181,566	5,103,820
Callon Petroleum Co. *	85,911	3,381,457
Security	Number of Shares	Value ($)
Centennial Resource Development, Inc., Class A *	388,599	2,024,601
Centrus Energy Corp., Class A *	20,037	464,658
ChampionX Corp. *	437,414	10,165,501
Chesapeake Energy Corp.	212,595	11,490,760
Clean Energy Fuels Corp. *	297,970	2,237,755
CNX Resources Corp. *	471,565	5,705,936
Comstock Resources, Inc. *	199,391	1,212,297
CONSOL Energy, Inc. *	74,255	1,560,098
Contango Oil & Gas Co. *	319,381	1,220,035
CVR Energy, Inc.	64,996	887,845
Delek US Holdings, Inc.	142,521	2,477,015
Denbury, Inc. *	108,552	7,132,952
DHT Holdings, Inc.	311,959	1,809,362
DMC Global, Inc. *	39,946	1,748,436
Dorian LPG Ltd. *	63,330	766,293
Dril-Quip, Inc. *	75,396	2,154,818
Earthstone Energy, Inc., Class A *	50,385	495,285
Energy Fuels, Inc. *(a)	305,473	1,603,733
Equitrans Midstream Corp.	879,813	7,232,063
Extraction Oil & Gas, Inc. *	33,717	1,500,069
Falcon Minerals Corp.	84,378	402,483
Frank’s International N.V. *	363,633	999,991
Frontline Ltd.	256,859	2,044,598
FTS International, Inc., Class A *	18,844	368,212
Gevo, Inc. *	423,022	2,576,204
Golar LNG Ltd. *	222,966	2,488,301
Green Plains, Inc. *	92,769	3,280,312
Helix Energy Solutions Group, Inc. *	309,421	1,284,097
Helmerich & Payne, Inc.	226,794	6,502,184
HighPeak Energy, Inc.	10,561	115,062
International Seaways, Inc.	89,007	1,464,165
Kosmos Energy Ltd. *	868,015	2,005,115
Laredo Petroleum, Inc. *	27,091	1,491,630
Liberty Oilfield Services, Inc., Class A *	185,291	1,888,115
Magnolia Oil & Gas Corp., Class A *	299,578	4,194,092
Matador Resources Co.	239,046	7,386,521
Meta Materials, Inc. *	130,450	456,575
Murphy Oil Corp.	315,582	6,851,285
Nabors Industries Ltd. *	15,283	1,337,415
National Energy Services Reunited Corp. *	65,484	844,744
Newpark Resources, Inc. *	187,975	607,159
NexTier Oilfield Solutions, Inc. *	373,541	1,426,927
Nordic American Tankers Ltd.	328,477	857,325
Northern Oil and Gas, Inc.	103,021	1,779,173
Oasis Petroleum, Inc.	43,424	3,982,415
Oceaneering International, Inc. *	215,421	2,856,482
Oil States International, Inc. *	128,113	725,120
Ovintiv, Inc.	564,770	14,491,998
Par Pacific Holdings, Inc. *	96,834	1,586,141
Patterson-UTI Energy, Inc.	403,093	3,232,806
PBF Energy, Inc., Class A *	206,378	1,892,486
PDC Energy, Inc.	214,324	8,476,514
Peabody Energy Corp. *	149,779	1,753,912
Penn Virginia Corp. *	32,689	604,420
ProPetro Holding Corp. *	184,558	1,393,413
Range Resources Corp. *	516,142	7,860,843
Renewable Energy Group, Inc. *	96,506	5,910,992
REX American Resources Corp. *	11,640	954,480
Riley Exploration Permian, Inc.	4,853	104,776
RPC, Inc. *	143,159	601,268
Scorpio Tankers, Inc.	104,988	1,716,554
Select Energy Services, Inc., Class A *	125,142	744,595
SFL Corp., Ltd.	225,826	1,551,425
SM Energy Co.	251,711	4,706,996
Solaris Oilfield Infrastructure, Inc., Class A	66,238	576,271
Southwestern Energy Co. *	1,458,023	6,867,288

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Talos Energy, Inc. *	80,875	933,297
Teekay Corp. *(a)	147,266	440,325
Teekay Tankers Ltd., Class A *	50,574	639,761
Tellurian, Inc. *	687,063	2,590,227
TETRA Technologies, Inc. *	260,174	803,938
Tidewater, Inc. *	88,326	999,850
Ur-Energy, Inc. *(a)	383,722	433,606
Uranium Energy Corp. *	463,804	1,006,455
US Silica Holdings, Inc. *	158,418	1,600,022
Vine Energy, Inc., Class A *	43,723	612,559
W&T Offshore, Inc. *	205,002	830,258
Whiting Petroleum Corp. *	84,715	3,973,133
World Fuel Services Corp.	134,258	4,626,531
		243,369,325

Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc. *	295,452	14,961,689
HF Foods Group, Inc. *(a)	77,262	399,445
Ingles Markets, Inc., Class A	30,312	1,811,445
MedAvail Holdings, Inc. *	24,837	209,624
Natural Grocers by Vitamin Cottage, Inc.	19,294	215,707
Performance Food Group Co. *	284,519	13,036,661
PriceSmart, Inc.	50,389	4,521,909
Rite Aid Corp. *	118,697	1,804,194
SpartanNash, Co.	77,791	1,513,035
Sprouts Farmers Market, Inc. *	255,494	6,280,042
The Andersons, Inc.	67,828	1,811,008
The Chefs’ Warehouse, Inc. *	67,415	1,949,642
United Natural Foods, Inc. *	120,118	3,978,308
Village Super Market, Inc., Class A	18,142	409,102
Weis Markets, Inc.	35,491	1,868,601
		54,770,412

Food, Beverage & Tobacco 1.5%
22nd Century Group, Inc. *	329,583	1,057,961
AppHarvest, Inc. *(a)	103,828	1,237,630
B&G Foods, Inc. (a)	138,373	3,974,073
Cal-Maine Foods, Inc.	76,496	2,668,945
Calavo Growers, Inc.	36,979	2,083,397
Celsius Holdings, Inc. *	97,915	6,719,906
Coca-Cola Consolidated, Inc.	10,123	4,040,595
Fresh Del Monte Produce, Inc.	72,112	2,225,376
Hostess Brands, Inc. *	281,604	4,531,008
J&J Snack Foods Corp.	31,811	5,229,092
John B. Sanfilippo & Son, Inc.	19,134	1,767,216
Laird Superfood, Inc. *(a)	13,138	366,550
Lancaster Colony Corp.	40,881	8,089,124
Landec Corp. *	57,264	626,468
Limoneira Co.	34,097	610,677
MGP Ingredients, Inc.	30,539	1,821,651
Mission Produce, Inc. *	80,138	1,552,273
National Beverage Corp.	50,486	2,291,055
NewAge, Inc. *	282,333	539,256
Primo Water Corp.	339,158	5,606,282
Sanderson Farms, Inc.	43,836	8,190,318
Seneca Foods Corp., Class A *	13,698	749,829
Tattooed Chef, Inc. *(a)	100,697	1,985,745
The Duckhorn Portfolio, Inc. *	44,209	971,272
The Simply Good Foods Co. *	183,181	6,865,624
Tootsie Roll Industries, Inc.	33,908	1,166,096
TreeHouse Foods, Inc. *	111,773	4,962,721
Turning Point Brands, Inc.	31,594	1,675,114
Universal Corp.	51,923	2,708,304
Utz Brands, Inc.	126,462	2,863,100
Vector Group Ltd.	309,050	4,128,908
Security	Number of Shares	Value ($)
Vital Farms, Inc. *	53,875	937,964
Whole Earth Brands, Inc. *	81,567	1,048,952
		95,292,482

Health Care Equipment & Services 8.2%
1Life Healthcare, Inc. *	250,795	6,781,497
Accelerate Diagnostics, Inc. *	71,070	530,182
Accolade, Inc. *	108,587	5,082,957
Accuray, Inc. *	199,781	819,102
Acutus Medical, Inc. *	32,930	507,122
AdaptHealth Corp. *	169,528	3,795,732
Addus HomeCare Corp. *	33,327	2,892,450
Agiliti, Inc. *	47,917	938,694
Alignment Healthcare, Inc. *	57,320	1,193,976
Allscripts Healthcare Solutions, Inc. *	302,062	5,159,219
Alphatec Holdings, Inc. *	148,161	2,183,893
American Well Corp., Class A *	419,276	4,884,565
AMN Healthcare Services, Inc. *	101,592	10,216,092
AngioDynamics, Inc. *	79,606	2,119,908
Apollo Medical Holdings, Inc. *	78,188	6,909,474
Apria, Inc. *	15,996	504,354
Apyx Medical Corp. *	66,121	595,089
Asensus Surgical, Inc. *	509,129	1,191,362
Aspira Women’s Health, Inc. *(a)	154,119	690,453
AtriCure, Inc. *	96,723	8,169,225
Atrion Corp.	3,052	1,919,525
Avanos Medical, Inc. *	103,937	3,943,370
Aveanna Healthcare Holdings, Inc. *	81,806	845,874
AxoGen, Inc. *	82,587	1,682,297
Axonics, Inc. *	89,527	6,083,360
Biodesix, Inc. *	26,044	244,553
BioLife Solutions, Inc. *	52,427	2,458,826
Bioventus, Inc., Class A *	18,156	283,052
Brookdale Senior Living, Inc. *	400,171	3,009,286
Butterfly Network, Inc. *(a)	68,910	740,093
Cardiovascular Systems, Inc. *	84,910	3,421,024
Castle Biosciences, Inc. *	46,083	3,218,898
Castlight Health, Inc., Class B *	253,319	590,233
Cerus Corp. *	361,019	1,819,536
ClearPoint Neuro, Inc. *	39,910	887,199
Community Health Systems, Inc. *	267,578	3,564,139
Computer Programs & Systems, Inc.	29,905	944,101
CONMED Corp.	62,576	8,631,733
CorVel Corp. *	18,929	2,665,582
Covetrus, Inc. *	223,360	5,686,746
Cross Country Healthcare, Inc. *	78,094	1,282,303
CryoLife, Inc. *	81,727	2,206,629
CryoPort, Inc. *	87,570	5,404,820
Cutera, Inc. *	37,948	1,971,399
CytoSorbents Corp. *	87,402	665,129
DarioHealth Corp. *	28,587	424,231
Eargo, Inc. *	41,807	1,505,052
Evolent Health, Inc., Class A *	167,006	3,831,118
Exagen, Inc. *	22,979	273,910
Forian, Inc. *	38,520	411,394
Fulgent Genetics, Inc. *(a)	43,764	4,037,229
Glaukos Corp. *	96,943	4,944,093
Haemonetics Corp. *	108,759	6,611,460
Hanger, Inc. *	80,815	1,983,200
Health Catalyst, Inc. *	96,229	5,587,056
HealthEquity, Inc. *	176,470	13,055,251
HealthStream, Inc. *	54,709	1,598,050
Heska Corp. *	20,616	4,962,271
ICAD, Inc. *	46,436	680,752
Inari Medical, Inc. *	73,275	6,579,362
InfuSystem Holdings, Inc. *	38,012	693,719
Innovage Holding Corp. *	38,854	655,078
Inogen, Inc. *	41,920	3,343,958

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Inovalon Holdings, Inc., Class A *	163,014	6,174,970
Inspire Medical Systems, Inc. *	58,019	10,626,760
Integer Holdings Corp. *	70,678	6,918,669
Intersect ENT, Inc. *	71,746	1,675,269
Invacare Corp. *	74,848	541,151
iRadimed Corp. *	13,585	457,271
iRhythm Technologies, Inc. *	63,635	3,253,021
Lantheus Holdings, Inc. *	145,144	3,798,418
LeMaitre Vascular, Inc.	38,594	2,101,829
LHC Group, Inc. *	65,817	14,162,502
LivaNova plc *	105,923	9,141,155
Magellan Health, Inc. *	51,321	4,840,597
MEDNAX, Inc. *	163,699	4,766,915
Meridian Bioscience, Inc. *	91,845	1,882,822
Merit Medical Systems, Inc. *	110,372	7,735,973
Mesa Laboratories, Inc.	10,589	3,118,566
Misonix, Inc. *	26,613	706,309
ModivCare, Inc. *	26,717	4,541,890
Multiplan Corp. *	860,920	6,930,406
NantHealth, Inc. *	58,065	116,130
National HealthCare Corp.	27,070	2,101,985
National Research Corp.	29,859	1,575,958
Natus Medical, Inc. *	72,759	1,942,665
Neogen Corp. *	231,987	10,105,354
Neuronetics, Inc. *	52,959	702,236
NeuroPace, Inc. *	14,764	314,473
Nevro Corp. *	74,572	11,558,660
NextGen Healthcare, Inc. *	121,016	1,962,880
NuVasive, Inc. *	111,816	7,150,633
Omnicell, Inc. *	92,743	13,586,849
Ontrak, Inc. *(a)	19,112	516,215
OptimizeRx Corp. *	36,053	1,992,649
Option Care Health, Inc. *	238,933	4,950,692
OraSure Technologies, Inc. *	154,892	1,826,177
Ortho Clinical Diagnostics Holdings plc *	190,583	4,282,400
Orthofix Medical, Inc. *	40,939	1,626,916
OrthoPediatrics Corp. *	29,833	1,874,706
Outset Medical, Inc. *	98,535	4,035,994
Owens & Minor, Inc.	156,121	7,220,596
Patterson Cos., Inc.	184,917	5,756,466
PAVmed, Inc. *	152,419	1,047,119
PetIQ, Inc. *	56,806	2,008,660
Phreesia, Inc. *	82,103	5,611,740
Privia Health Group, Inc. *	42,296	1,755,284
Progyny, Inc. *	136,139	7,581,581
Pulmonx Corp. *	54,593	2,165,158
Pulse Biosciences, Inc. *(a)	29,498	604,709
Quotient Ltd. *	166,354	567,267
R1 RCM, Inc. *	283,399	6,067,573
RadNet, Inc. *	96,454	3,543,720
Retractable Technologies, Inc. *(a)	36,762	432,689
Schrodinger, Inc. *	97,498	6,597,690
SeaSpine Holdings Corp. *	68,932	1,350,378
Select Medical Holdings Corp.	238,149	9,394,978
Senseonics Holdings, Inc. *	899,640	2,761,895
Sharps Compliance Corp. *	30,750	306,885
Shockwave Medical, Inc. *	72,743	13,239,226
SI-BONE, Inc. *	69,201	2,099,558
Sientra, Inc. *	121,818	1,004,998
Silk Road Medical, Inc. *	73,346	3,680,502
Simulations Plus, Inc.	33,021	1,558,261
SOC Telemed, Inc. *(a)	86,830	398,550
Soliton, Inc. *(a)	19,662	431,188
STAAR Surgical Co. *	101,355	12,965,332
Stereotaxis, Inc. *	108,594	989,291
Surgery Partners, Inc. *	68,221	3,722,138
Surmodics, Inc. *	29,251	1,612,023
Tabula Rasa HealthCare, Inc. *	48,277	2,073,980
Tactile Systems Technology, Inc. *	41,551	2,035,168
Security	Number of Shares	Value ($)
Talis Biomedical Corp. *(a)	31,324	322,637
Tenet Healthcare Corp. *	228,876	16,442,452
The Ensign Group, Inc.	113,209	9,630,690
The Joint Corp. *	29,428	2,324,518
The Pennant Group, Inc. *	55,120	1,886,206
Tivity Health, Inc. *	94,532	2,370,863
TransMedics Group, Inc. *	55,548	1,584,229
Treace Medical Concepts, Inc. *	23,183	701,518
Triple-S Management Corp., Class B *	49,414	1,202,243
U.S. Physical Therapy, Inc.	27,648	3,266,888
Utah Medical Products, Inc.	7,425	663,795
Vapotherm, Inc. *	49,594	1,282,501
Varex Imaging Corp. *	82,455	2,251,021
Viemed Healthcare, Inc. *	74,413	517,914
ViewRay, Inc. *	293,549	1,949,165
Vocera Communications, Inc. *	73,216	3,072,143
Zynex, Inc. *(a)	42,194	586,075
		516,749,763

Household & Personal Products 0.8%
BellRing Brands, Inc., Class A *	85,455	2,825,997
Central Garden & Pet Co. *	21,580	1,042,098
Central Garden & Pet Co., Class A *	87,060	3,770,569
Edgewell Personal Care Co.	117,418	4,823,531
elf Beauty, Inc. *	98,039	2,706,857
Energizer Holdings, Inc.	146,532	6,278,896
Inter Parfums, Inc.	38,350	2,947,965
Medifast, Inc.	25,054	7,153,168
Nature’s Sunshine Products, Inc.	25,169	442,723
Nu Skin Enterprises, Inc., Class A	107,190	5,755,031
Oil-Dri Corp. of America	11,364	404,217
Revlon, Inc., Class A *(a)	14,442	157,418
The Beauty Health Co. *	100,126	1,758,213
The Honest Co., Inc. *	52,647	756,537
USANA Health Sciences, Inc. *	27,253	2,596,393
Veru, Inc. *	138,267	949,894
WD-40 Co.	29,457	7,157,756
		51,527,263

Insurance 1.9%
Ambac Financial Group, Inc. *	98,584	1,431,440
American Equity Investment Life Holding Co.	184,052	5,906,229
American National Group, Inc.	16,019	2,642,815
AMERISAFE, Inc.	41,208	2,357,098
Argo Group International Holdings Ltd.	68,479	3,569,810
BRP Group, Inc., Class A *	99,053	2,700,185
Citizens, Inc. *	109,640	587,670
CNO Financial Group, Inc.	282,682	6,456,457
Crawford & Co., Class A	34,321	362,773
Donegal Group, Inc., Class A	30,976	479,199
eHealth, Inc. *	52,854	2,748,937
Employers Holdings, Inc.	61,212	2,541,522
Enstar Group Ltd. *	29,685	7,629,639
Genworth Financial, Inc., Class A *	1,091,981	3,647,217
Goosehead Insurance, Inc., Class A	38,105	4,579,840
Greenlight Capital Re Ltd., Class A *	57,682	507,602
HCI Group, Inc.	12,348	1,240,727
Heritage Insurance Holdings, Inc.	55,133	404,676
Horace Mann Educators Corp.	90,191	3,590,504
Independence Holding Co.	9,097	407,000
Investors Title Co.	2,770	461,288
James River Group Holdings Ltd.	76,795	2,793,802
Kinsale Capital Group, Inc.	46,375	8,284,662
Maiden Holdings Ltd. *	147,564	498,766
MBIA, Inc. *	104,449	1,363,059
MetroMile, Inc. *(a)	77,896	552,283

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Western Life Group, Inc., Class A	5,590	1,162,105
NI Holdings, Inc. *	19,098	377,567
Palomar Holdings, Inc. *	52,959	4,312,451
ProAssurance Corp.	115,414	2,340,596
ProSight Global, Inc. *	21,014	268,139
RLI Corp.	86,098	9,331,301
Safety Insurance Group, Inc.	31,134	2,385,487
Selective Insurance Group, Inc.	127,891	10,403,933
Selectquote, Inc. *	289,353	5,150,483
SiriusPoint Ltd. *	189,411	1,856,228
State Auto Financial Corp.	38,207	1,910,350
Stewart Information Services Corp.	57,740	3,407,237
Tiptree, Inc.	48,197	463,173
Trean Insurance Group, Inc. *	37,421	504,809
Trupanion, Inc. *	82,363	9,473,392
United Fire Group, Inc.	45,774	1,140,688
United Insurance Holdings Corp.	46,934	205,571
Universal Insurance Holdings, Inc.	58,932	834,477
		123,273,187

Materials 3.9%
AdvanSix, Inc. *	59,040	1,974,888
Allegheny Technologies, Inc. *	274,693	5,639,447
American Vanguard Corp.	62,513	1,032,090
Amyris, Inc. *	360,622	5,257,869
Arconic Corp. *	238,170	8,559,830
Avient Corp.	196,065	9,513,074
Balchem Corp.	69,498	9,374,585
Cabot Corp.	120,902	6,656,864
Carpenter Technology Corp.	102,611	3,914,610
Century Aluminum Co. *	111,488	1,623,265
Chase Corp.	16,043	1,869,491
Clearwater Paper Corp. *	35,932	1,059,635
Coeur Mining, Inc. *	521,292	3,930,542
Commercial Metals Co.	258,244	8,470,403
Compass Minerals International, Inc.	73,475	5,037,446
Constellium SE *	265,392	5,007,947
Danimer Scientific, Inc. *	148,692	2,480,183
Domtar Corp. *	107,710	5,914,356
Ecovyst, Inc.	110,864	1,725,044
Ferro Corp. *	177,131	3,684,325
Ferroglobe Representation and Warranty Insurance Trust *(b)	108,500	—
Forterra, Inc. *	62,929	1,484,495
FutureFuel Corp.	57,419	488,061
Gatos Silver, Inc. *	75,674	1,032,193
GCP Applied Technologies, Inc. *	105,629	2,455,874
Glatfelter Corp.	94,930	1,445,784
Greif, Inc., Class A	55,803	3,382,778
Greif, Inc., Class B	12,577	765,688
H.B. Fuller Co.	112,505	7,270,073
Hawkins, Inc.	41,796	1,517,613
Haynes International, Inc.	26,494	999,619
Hecla Mining Co.	1,147,176	7,674,607
Ingevity Corp. *	86,557	7,352,152
Innospec, Inc.	52,684	4,659,900
Intrepid Potash, Inc. *	21,623	655,177
Kaiser Aluminum Corp.	34,033	4,141,135
Koppers Holdings, Inc. *	45,005	1,382,104
Kraton Corp. *	67,431	2,575,190
Kronos Worldwide, Inc.	47,089	655,008
Livent Corp. *	317,095	6,186,523
Marrone Bio Innovations, Inc. *	212,325	265,406
Materion Corp.	44,064	3,144,407
Minerals Technologies, Inc.	72,483	5,814,586
MP Materials Corp. *(a)	157,300	5,917,626
Myers Industries, Inc.	78,003	1,652,103
Security	Number of Shares	Value ($)
Neenah, Inc.	36,347	1,827,164
Novagold Resources, Inc. *	510,588	3,992,798
O-I Glass, Inc. *	341,006	5,043,479
Olympic Steel, Inc.	20,485	617,008
Orion Engineered Carbons S.A. *	130,174	2,353,546
Pactiv Evergreen, Inc.	93,238	1,349,154
Perpetua Resources Corp. *	56,806	323,226
PolyMet Mining Corp. *	61,184	187,835
PureCycle Technologies, Inc. *	71,692	1,061,758
Quaker Chemical Corp.	29,015	7,304,236
Ranpak Holdings Corp. *	75,396	1,931,645
Rayonier Advanced Materials, Inc. *	135,514	944,533
Ryerson Holding Corp. *	35,671	561,105
Schnitzer Steel Industries, Inc., Class A	55,725	2,921,104
Schweitzer-Mauduit International, Inc.	67,164	2,641,560
Sensient Technologies Corp.	91,133	7,944,975
Stepan Co.	46,469	5,481,019
Summit Materials, Inc., Class A *	252,932	8,498,515
SunCoke Energy, Inc.	181,064	1,399,625
TimkenSteel Corp. *	98,680	1,315,404
Tredegar Corp.	56,465	737,998
Trinseo S.A.	83,633	4,546,290
Tronox Holdings plc, Class A	263,884	4,863,382
UFP Technologies, Inc. *	14,880	889,526
United States Lime & Minerals, Inc.	4,493	624,527
US Concrete, Inc. *	34,779	2,532,259
Valhi, Inc.	5,111	125,935
Verso Corp., Class A	65,228	1,240,637
Warrior Met Coal, Inc.	110,951	2,071,455
Worthington Industries, Inc.	74,432	4,761,415
Zymergen, Inc. *	40,560	1,411,082
		247,148,191

Media & Entertainment 2.5%
Advantage Solutions, Inc. *	165,006	1,613,759
AMC Entertainment Holdings, Inc., Class A *(a)	877,698	32,492,380
AMC Networks, Inc., Class A *	62,734	3,139,209
Boston Omaha Corp., Class A *	37,933	1,240,788
Cardlytics, Inc. *	68,984	8,689,225
Cargurus, Inc. *	199,797	5,714,194
Cars.com, Inc. *	147,543	1,782,319
Chicken Soup For The Soul Entertainment, Inc. *(a)	24,397	875,364
Cinemark Holdings, Inc. *	232,769	3,614,903
Clear Channel Outdoor Holdings, Inc. *	782,470	2,081,370
comScore, Inc. *	145,786	584,602
CuriosityStream, Inc. *(a)	55,175	606,373
Daily Journal Corp. *	2,657	884,781
Digital Media Solutions, Inc., Class A *(a)	6,386	50,833
Emerald Holding, Inc. *	53,276	210,440
Entercom Communications Corp. *	256,680	916,348
Entravision Communications Corp., Class A	125,965	774,685
Eros STX Global Corp. *(a)	673,559	734,179
Eventbrite, Inc., Class A *	162,643	2,890,166
EverQuote, Inc., Class A *	41,094	1,240,217
Fluent, Inc. *	88,752	220,992
fuboTV, Inc. *(a)	283,884	7,392,339
Gannett Co., Inc. *	304,692	1,758,073
Gray Television, Inc.	183,934	4,077,817
Hemisphere Media Group, Inc. *	34,931	443,973
iHeartMedia, Inc., Class A *	241,513	6,243,111
IMAX Corp. *	107,269	1,731,322
John Wiley & Sons, Inc., Class A	92,714	5,449,729
Liberty Media Corp. - Liberty Braves, Class A *	21,816	578,997

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Braves, Class C *	77,881	2,059,952
Liberty TripAdvisor Holdings, Inc., Class A *	156,320	653,418
Lions Gate Entertainment Corp., Class A *	125,200	1,881,756
Lions Gate Entertainment Corp., Class B *	248,585	3,321,096
LiveXLive Media, Inc. *	116,726	413,210
Loral Space & Communications, Inc.	27,225	963,493
Madison Square Garden Entertainment Corp. *	51,913	3,631,834
Magnite, Inc. *	225,933	6,845,770
MDC Partners, Inc., Class A *	132,562	743,673
MediaAlpha, Inc. *	44,744	1,494,450
Meredith Corp. *	86,081	3,756,575
National CineMedia, Inc.	124,783	434,245
QuinStreet, Inc. *	106,000	1,944,040
Scholastic Corp.	62,467	2,099,516
Sinclair Broadcast Group, Inc., Class A	99,466	2,813,893
TechTarget, Inc. *	54,955	4,016,111
TEGNA, Inc.	476,995	8,452,351
The E.W. Scripps Co., Class A	124,114	2,368,095
The Marcus Corp. *	48,986	787,205
Thryv Holdings, Inc. *	13,720	455,778
TrueCar, Inc. *	214,221	1,126,802
WideOpenWest, Inc. *	112,672	2,505,825
Yelp, Inc. *	156,289	5,845,209
		156,646,785

Pharmaceuticals, Biotechnology & Life Sciences 12.1%
4D Molecular Therapeutics, Inc. *	20,821	517,818
89bio, Inc. *	20,663	323,583
9 Meters Biopharma, Inc. *	450,588	486,635
ACADIA Pharmaceuticals, Inc. *	258,068	5,582,011
Aclaris Therapeutics, Inc. *	94,083	1,404,659
Adicet Bio, Inc. *	44,333	328,064
Adverum Biotechnologies, Inc. *	184,139	417,996
Aeglea BioTherapeutics, Inc. *	85,633	524,930
Aerie Pharmaceuticals, Inc. *	91,897	1,450,135
Affimed N.V. *	252,457	1,678,839
Agenus, Inc. *	423,505	2,193,756
Agios Pharmaceuticals, Inc. *	132,566	6,375,099
Akebia Therapeutics, Inc. *	338,696	836,579
Akero Therapeutics, Inc. *	55,793	1,196,202
Akouos, Inc. *	50,887	553,142
Akoya Biosciences, Inc. *	16,185	280,648
Albireo Pharma, Inc. *	36,980	1,057,998
Aldeyra Therapeutics, Inc. *	106,236	945,500
Alector, Inc. *	124,601	2,994,785
Aligos Therapeutics, Inc. *	39,773	579,493
Alkermes plc *	344,882	8,922,097
Allakos, Inc. *	75,354	5,995,164
Allogene Therapeutics, Inc. *	146,828	3,222,875
Allovir, Inc. *	64,229	1,229,343
Alpine Immune Sciences, Inc. *	24,623	217,667
Altimmune, Inc. *	68,888	624,814
ALX Oncology Holdings, Inc. *	38,089	2,230,492
Amicus Therapeutics, Inc. *	567,080	5,268,173
Amneal Pharmaceuticals, Inc. *	217,207	1,070,831
Amphastar Pharmaceuticals, Inc. *	79,948	1,674,911
Ampio Pharmaceuticals, Inc. *	403,275	568,618
AnaptysBio, Inc. *	42,083	967,067
Anavex Life Sciences Corp. *	134,260	2,409,967
Angion Biomedica Corp. *	12,375	131,546
ANI Pharmaceuticals, Inc. *	20,646	700,519
Anika Therapeutics, Inc. *	31,079	1,247,200
Security	Number of Shares	Value ($)
Annexon, Inc. *	67,460	1,420,708
Antares Pharma, Inc. *	361,092	1,588,805
Apellis Pharmaceuticals, Inc. *	140,136	8,967,303
Applied Molecular Transport, Inc. *	52,858	1,481,610
Applied Therapeutics, Inc. *	37,542	646,098
AquaBounty Technologies, Inc. *(a)	111,256	550,717
Arbutus Biopharma Corp. *	165,556	445,346
Arcturus Therapeutics Holdings, Inc. *	45,756	1,432,620
Arcus Biosciences, Inc. *	97,216	3,053,555
Arcutis Biotherapeutics, Inc. *	59,857	1,396,464
Ardelyx, Inc. *	183,262	318,876
Arena Pharmaceuticals, Inc. *	131,765	8,150,983
Arrowhead Pharmaceuticals, Inc. *	218,436	15,135,430
Arvinas, Inc. *	93,928	9,496,121
Atara Biotherapeutics, Inc. *	179,262	2,285,590
Atea Pharmaceuticals, Inc. *	139,676	3,497,487
Athenex, Inc. *	183,332	691,162
Athersys, Inc. *(a)	426,013	694,401
Athira Pharma, Inc. *	68,381	657,141
Atossa Therapeutics, Inc. *(a)	253,469	757,872
Atreca, Inc. Class A *	55,074	302,356
Avid Bioservices, Inc. *	130,455	3,346,171
Avidity Biosciences, Inc. *	65,437	1,263,588
Avita Medical, Inc. *	52,188	967,044
Avrobio, Inc. *	78,514	577,863
Axsome Therapeutics, Inc. *	60,191	2,924,681
Beam Therapeutics, Inc. *	101,291	9,318,772
Berkeley Lights, Inc. *	103,261	4,706,636
Beyondspring, Inc. *	47,461	451,829
BioAtla, Inc. *	26,113	1,070,372
BioCryst Pharmaceuticals, Inc. *	383,318	6,179,086
BioDelivery Sciences International, Inc. *	203,289	764,367
Biohaven Pharmaceutical Holding Co., Ltd. *	116,453	14,674,243
Biomea Fusion, Inc. *	18,284	241,166
BioNano Genomics, Inc. *	606,335	3,595,567
Bioxcel Therapeutics, Inc. *	32,400	829,116
Black Diamond Therapeutics, Inc. *	48,287	461,624
Bluebird Bio, Inc. *	145,869	3,706,531
Blueprint Medicines Corp. *	125,892	11,062,130
Bolt Biotherapeutics, Inc. *	24,601	274,301
Bridgebio Pharma, Inc. *	231,928	12,396,552
Brooklyn ImmunoTherapeutics, Inc. *(a)	50,468	579,877
C4 Therapeutics, Inc. *	73,840	3,185,458
Cara Therapeutics, Inc. *	96,619	1,156,529
Cardiff Oncology, Inc. *(a)	76,656	407,810
CareDx, Inc. *	107,639	9,045,982
Cassava Sciences, Inc. *	82,522	5,737,755
Catalyst Pharmaceuticals, Inc. *	211,779	1,236,789
CEL-SCI Corp. *(a)	75,232	604,113
Celcuity, Inc. *(a)	16,905	333,029
Celldex Therapeutics, Inc. *	84,787	3,709,431
Cerecor, Inc. *	112,304	298,729
Cerevel Therapeutics Holdings, Inc. *	76,091	1,874,882
ChemoCentryx, Inc. *	116,525	1,722,239
Chimerix, Inc. *	158,761	1,052,585
Chinook Therapeutics, Inc. *	68,837	896,946
ChromaDex Corp. *	102,498	890,708
Citius Pharmaceuticals, Inc. *(a)	240,757	455,031
Clene, Inc. *(a)	48,502	417,117
Clovis Oncology, Inc. *(a)	217,224	1,049,192
Codexis, Inc. *	130,395	2,759,158
Codiak Biosciences, Inc. *	33,286	575,848
Cogent Biosciences, Inc. *	78,760	472,560
Coherus Biosciences, Inc. *	138,264	1,804,345
Collegium Pharmaceutical, Inc. *	76,437	1,902,517
Corcept Therapeutics, Inc. *	208,161	4,323,504
CorMedix, Inc. *	80,341	466,781
Cortexyme, Inc. *	42,817	2,419,589

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Crinetics Pharmaceuticals, Inc. *	78,807	1,416,950
Cue Biopharma, Inc. *	63,052	657,002
Cullinan Oncology, Inc. *	28,787	660,086
Curis, Inc. *	187,901	1,426,169
Cymabay Therapeutics, Inc. *	146,993	579,152
Cytokinetics, Inc. *	167,176	4,961,784
CytomX Therapeutics, Inc. *	139,455	754,452
Deciphera Pharmaceuticals, Inc. *	84,325	2,571,069
Denali Therapeutics, Inc. *	196,040	10,003,921
DermTech, Inc. *	51,196	1,723,257
Design Therapeutics, Inc. *	28,564	442,171
Dicerna Pharmaceuticals, Inc. *	148,416	5,567,084
Durect Corp. *	493,659	696,059
Dynavax Technologies Corp. *	231,907	2,166,011
Dyne Therapeutics, Inc. *	65,285	1,179,700
Eagle Pharmaceuticals, Inc. *	25,267	1,174,915
Edgewise Therapeutics, Inc. *(a)	26,152	457,922
Editas Medicine, Inc. *	147,419	6,170,959
Eiger BioPharmaceuticals, Inc. *	70,281	559,437
Emergent BioSolutions, Inc. *	105,582	6,957,854
Enanta Pharmaceuticals, Inc. *	41,552	1,755,572
Endo International plc *	494,344	2,501,381
Epizyme, Inc. *	194,374	1,288,700
Esperion Therapeutics, Inc. *(a)	57,413	883,586
Evelo Biosciences, Inc. *(a)	64,385	592,986
Evolus, Inc. *	68,387	739,947
EyePoint Pharmaceuticals, Inc. *	44,796	368,223
Fate Therapeutics, Inc. *	172,785	14,306,598
FibroGen, Inc. *	185,582	2,412,566
Finch Therapeutics Group, Inc. *	16,035	211,181
Flexion Therapeutics, Inc. *	102,081	605,340
Fluidigm Corp. *	164,338	1,217,745
Foghorn Therapeutics, Inc. *	41,457	376,015
Forma Therapeutics Holdings, Inc. *	69,442	1,589,527
Forte Biosciences, Inc. *	23,918	716,583
Fortress Biotech, Inc. *	156,542	486,846
Frequency Therapeutics, Inc. *	67,821	564,949
Fulcrum Therapeutics, Inc. *	46,949	343,197
G1 Therapeutics, Inc. *	84,622	1,464,807
Gemini Therapeutics, Inc. *	46,453	189,064
Generation Bio Co. *	94,114	2,046,038
Geron Corp. *	648,158	790,753
Global Blood Therapeutics, Inc. *	129,091	3,528,057
Gossamer Bio, Inc. *	135,840	1,067,702
Greenwich Lifesciences, Inc. *	8,560	337,863
Gritstone bio, Inc. *	85,600	571,808
GT Biopharma, Inc. *	50,558	503,052
Halozyme Therapeutics, Inc. *	303,394	12,539,274
Harmony Biosciences Holdings, Inc. *	48,437	1,267,112
Harpoon Therapeutics, Inc. *	39,649	388,164
Harvard Bioscience, Inc. *	81,047	639,461
Heron Therapeutics, Inc. *	198,002	2,447,305
Homology Medicines, Inc. *	88,909	565,461
Hookipa Pharma, Inc. *	40,694	314,565
Humanigen, Inc. *(a)	96,951	1,562,850
iBio, Inc. *(a)	458,140	568,094
Ideaya Biosciences, Inc. *	60,956	1,493,422
IGM Biosciences, Inc. *	17,470	1,188,135
Ikena Oncology, Inc. *(a)	19,228	190,549
Immunic, Inc. *	32,884	290,366
ImmunityBio, Inc. *(a)	144,244	1,580,914
ImmunoGen, Inc. *	419,104	2,351,173
Immunovant, Inc. *	79,516	831,737
Impel Neuropharma, Inc. *	11,413	160,467
Infinity Pharmaceuticals, Inc. *	185,624	393,523
Inhibrx, Inc. *	60,301	1,716,166
Innoviva, Inc. *	136,430	1,934,577
Inotiv, Inc. *	27,463	717,334
Inovio Pharmaceuticals, Inc. *(a)	445,574	3,742,822
Security	Number of Shares	Value ($)
Inozyme Pharma, Inc. *	30,497	511,435
Insmed, Inc. *	222,749	5,479,625
Instil Bio, Inc. *	36,941	555,962
Intellia Therapeutics, Inc. *	146,014	20,712,086
Intercept Pharmaceuticals, Inc. *	61,175	1,057,104
Intra-Cellular Therapies, Inc. *	152,516	5,235,874
Invitae Corp. *	431,936	12,089,889
Ironwood Pharmaceuticals, Inc. *	312,885	4,151,984
iTeos Therapeutics, Inc. *	43,449	1,044,079
IVERIC bio, Inc. *	195,331	1,685,707
Jounce Therapeutics, Inc. *	69,888	352,236
Kadmon Holdings, Inc. *	375,698	1,412,624
Kala Pharmaceuticals, Inc. *	102,520	353,694
Kaleido Biosciences, Inc. *(a)	41,084	223,086
KalVista Pharmaceuticals, Inc. *	43,246	870,974
Karuna Therapeutics, Inc. *	47,923	5,473,765
Karyopharm Therapeutics, Inc. *	155,675	1,296,773
KemPharm, Inc. *(a)	60,593	611,383
Keros Therapeutics, Inc. *	33,858	1,245,974
Kezar Life Sciences, Inc. *	76,205	371,118
Kiniksa Pharmaceuticals Ltd., Class A *	64,030	981,580
Kinnate Biopharma, Inc. *	28,740	620,209
Kodiak Sciences, Inc. *	72,221	6,055,009
Kronos Bio, Inc. *	83,696	1,711,583
Krystal Biotech, Inc. *	38,465	2,247,895
Kura Oncology, Inc. *	136,195	2,579,533
Kymera Therapeutics, Inc. *	62,407	3,755,653
Landos Biopharma, Inc. *	13,442	147,593
Lexicon Pharmaceuticals, Inc. *	143,892	509,378
Ligand Pharmaceuticals, Inc. *	32,558	3,695,659
Lineage Cell Therapeutics, Inc. *(a)	257,106	676,189
MacroGenics, Inc. *	127,431	3,180,678
Madrigal Pharmaceuticals, Inc. *	24,370	2,127,988
Magenta Therapeutics, Inc. *	63,421	451,558
MannKind Corp. *	529,363	2,170,388
Marinus Pharmaceuticals, Inc. *	79,957	1,175,368
Medpace Holdings, Inc. *	62,446	10,986,749
MEI Pharma, Inc. *	239,134	645,662
MeiraGTx Holdings plc *	65,232	912,596
Mersana Therapeutics, Inc. *	148,391	1,632,301
MiMedx Group, Inc. *	240,679	2,950,725
Mind Medicine MindMed, Inc. *(a)	692,331	2,118,533
Mirum Pharmaceuticals, Inc. *	7,627	110,210
Molecular Templates, Inc. *	78,363	548,541
Morphic Holding, Inc. *	44,492	2,563,629
Mustang Bio, Inc. *	147,567	426,469
Myriad Genetics, Inc. *	164,743	5,210,821
NanoString Technologies, Inc. *	97,746	6,054,387
NeoGenomics, Inc. *	244,368	11,265,365
Neoleukin Therapeutics, Inc. *	74,907	523,600
NexImmune, Inc. *	13,672	146,017
NGM Biopharmaceuticals, Inc. *	68,234	1,391,291
Nkarta, Inc. *	30,909	981,670
Nurix Therapeutics, Inc. *	67,695	2,080,944
Nuvation Bio, Inc. *	75,102	648,881
Ocugen, Inc. *(a)	399,684	2,681,880
Ocular Therapeutix, Inc. *	164,857	1,815,076
Olema Pharmaceuticals, Inc. *	25,710	603,671
Omeros Corp. *	129,841	1,882,694
Oncocyte Corp. *	150,225	772,157
Oncorus, Inc. *	43,295	555,042
Oncternal Therapeutics, Inc. *	93,824	365,914
OPKO Health, Inc. *	849,445	2,922,091
Oramed Pharmaceuticals, Inc. *	56,642	803,750
Organogenesis Holdings, Inc. *	82,815	1,270,382
ORIC Pharmaceuticals, Inc. *	64,219	1,069,246
Outlook Therapeutics, Inc. *	185,630	419,524
Oyster Point Pharma, Inc. *	23,540	335,445
Pacific Biosciences of California, Inc. *	419,132	13,475,094

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pacira BioSciences, Inc. *	93,879	5,534,167
Paratek Pharmaceuticals, Inc. *	98,937	514,472
Passage Bio, Inc. *	81,024	956,083
Personalis, Inc. *	76,850	1,613,081
Phathom Pharmaceuticals, Inc. *	43,843	1,407,360
Phibro Animal Health Corp., Class A	44,566	1,054,877
Pliant Therapeutics, Inc. *	52,361	1,057,692
PMV Pharmaceuticals, Inc. *	56,575	1,924,116
Portage Biotech, Inc. *(a)	7,644	115,730
Poseida Therapeutics, Inc. *	60,968	494,450
Praxis Precision Medicines, Inc. *	51,701	806,536
Precigen, Inc. *	206,544	1,133,927
Precision BioSciences, Inc. *	103,176	1,017,315
Prelude Therapeutics, Inc. *	22,942	735,062
Prestige Consumer Healthcare, Inc. *	107,604	5,654,590
Prometheus Biosciences, Inc. *	23,959	502,420
Protagonist Therapeutics, Inc. *	89,040	4,401,247
Prothena Corp. plc *	73,490	3,681,849
Provention Bio, Inc. *	122,046	740,819
PTC Therapeutics, Inc. *	149,723	5,738,883
Puma Biotechnology, Inc. *	68,591	515,804
Quanterix Corp. *	66,550	3,537,132
Radius Health, Inc. *	101,755	1,539,553
Rain Therapeutics, Inc. *	15,731	261,921
RAPT Therapeutics, Inc. *	39,117	1,199,718
Reata Pharmaceuticals, Inc., Class A *	59,059	7,400,683
Recursion Pharmaceuticals, Inc., Class A *(a)	45,586	1,383,535
REGENXBIO, Inc. *	85,331	2,757,898
Relay Therapeutics, Inc. *	126,156	4,092,501
Relmada Therapeutics, Inc. *	32,238	838,188
Reneo Pharmaceuticals, Inc. *	13,371	109,508
Replimune Group, Inc. *	57,665	1,887,375
Revance Therapeutics, Inc. *	151,234	4,397,885
REVOLUTION Medicines, Inc. *	128,123	3,669,443
Rhythm Pharmaceuticals, Inc. *	94,956	1,641,789
Rigel Pharmaceuticals, Inc. *	369,651	1,478,604
Rocket Pharmaceuticals, Inc. *	85,840	3,074,789
Rubius Therapeutics, Inc. *	96,882	2,081,994
Sana Biotechnology, Inc. *	58,550	953,779
Sangamo Therapeutics, Inc. *	254,902	2,441,961
Scholar Rock Holding Corp. *	59,719	1,866,219
Seelos Therapeutics, Inc. *(a)	160,769	361,730
Seer, Inc. *	32,429	1,035,782
Selecta Biosciences, Inc. *	189,353	655,161
Sensei Biotherapeutics, Inc. *	16,278	128,433
Seres Therapeutics, Inc. *	150,490	1,068,479
Sesen Bio, Inc. *(a)	370,860	1,383,308
Shattuck Labs, Inc. *	57,564	1,268,711
SIGA Technologies, Inc. *	104,915	668,309
Sigilon Therapeutics, Inc. *	16,478	83,049
Silverback Therapeutics, Inc. *	27,827	842,602
Solid Biosciences, Inc. *	126,405	352,670
Sorrento Therapeutics, Inc. *(a)	588,482	4,831,437
Spectrum Pharmaceuticals, Inc. *	336,944	1,084,960
Spero Therapeutics, Inc. *	51,290	684,209
SpringWorks Therapeutics, Inc. *	62,940	5,393,958
Spruce Biosciences, Inc. *	18,417	169,621
SQZ Biotechnologies Co. *	48,252	583,849
Stoke Therapeutics, Inc. *	41,387	1,184,910
Summit Therapeutics, Inc. *	47,648	349,260
Supernus Pharmaceuticals, Inc. *	106,299	2,798,853
Surface Oncology, Inc. *	70,545	423,975
Sutro Biopharma, Inc. *	93,604	1,594,076
Syndax Pharmaceuticals, Inc. *	97,235	1,417,686
Syros Pharmaceuticals, Inc. *	122,012	563,695
Talaris Therapeutics, Inc. *	18,871	260,609
Tarsus Pharmaceuticals, Inc. *	17,875	403,439
Taysha Gene Therapies, Inc. *	48,731	842,559
Security	Number of Shares	Value ($)
TCR2 Therapeutics, Inc. *	64,902	807,381
Terns Pharmaceuticals, Inc. *	18,562	139,215
TG Therapeutics, Inc. *	276,536	9,675,995
TherapeuticsMD, Inc. *(a)	772,409	772,409
Theravance Biopharma, Inc. *	115,207	1,495,387
Tonix Pharmaceuticals Holding Corp. *	692,597	495,899
Translate Bio, Inc. *	144,300	3,988,452
Travere Therapeutics, Inc. *	125,128	1,720,510
Trevena, Inc. *	346,677	461,080
Trillium Therapeutics, Inc. *	210,976	1,377,673
Turning Point Therapeutics, Inc. *	99,160	6,328,391
Twist Bioscience Corp. *	101,784	12,524,521
UroGen Pharma Ltd. *(a)	42,689	661,680
Vanda Pharmaceuticals, Inc. *	117,674	1,919,263
Vaxart, Inc. *(a)	257,555	1,851,820
Vaxcyte, Inc. *	85,699	1,857,954
VBI Vaccines, Inc. *	406,647	1,211,808
Veracyte, Inc. *	145,595	6,487,713
Verastem, Inc. *	374,134	1,208,453
Vericel Corp. *	100,336	5,311,788
Verrica Pharmaceuticals, Inc. *	27,045	289,382
Viking Therapeutics, Inc. *	150,193	923,687
Vincerx Pharma, Inc. *	9,983	132,275
Vir Biotechnology, Inc. *	129,896	4,630,792
Viracta Therapeutics, Inc. *(a)	76,850	808,462
VistaGen Therapeutics, Inc. *	416,355	1,107,504
Vor BioPharma, Inc. *	24,192	302,884
WaVe Life Sciences Ltd. *	79,526	438,188
Werewolf Therapeutics, Inc. *	16,038	279,382
XBiotech, Inc.	33,292	539,330
Xencor, Inc. *	122,051	3,756,730
XOMA Corp. *(a)	12,952	419,645
Y-mAbs Therapeutics, Inc. *	74,995	2,482,334
Zentalis Pharmaceuticals, Inc. *	71,801	3,820,531
ZIOPHARM Oncology, Inc. *	457,444	1,038,398
Zogenix, Inc. *	120,634	1,955,477
		762,704,123

Real Estate 7.2%
Acadia Realty Trust	182,616	3,907,982
Agree Realty Corp.	144,935	10,891,865
Alexander & Baldwin, Inc.	155,395	3,111,008
Alexander’s, Inc.	4,681	1,305,250
American Assets Trust, Inc.	107,571	3,972,597
American Finance Trust, Inc.	235,743	1,996,743
Apartment Investment & Management Co., Class A	320,419	2,230,116
Apple Hospitality REIT, Inc.	451,789	6,754,246
Armada Hoffler Properties, Inc.	128,542	1,671,046
Ashford Hospitality Trust, Inc. *(a)	23,237	376,439
Braemar Hotels & Resorts, Inc. *	94,450	481,695
Brandywine Realty Trust	364,831	5,093,041
Broadstone Net Lease, Inc.	305,985	7,961,730
BRT Apartments Corp.	22,911	402,546
CareTrust REIT, Inc.	207,294	4,999,931
CatchMark Timber Trust, Inc., Class A	106,880	1,249,427
Centerspace	28,430	2,558,700
Chatham Lodging Trust *	102,166	1,254,598
City Office REIT, Inc.	93,373	1,201,711
Clipper Realty, Inc.	25,900	215,488
Columbia Property Trust, Inc.	246,759	4,113,473
Community Healthcare Trust, Inc.	50,182	2,500,569
CorePoint Lodging, Inc. *	85,711	1,151,956
Corporate Office Properties Trust	243,983	7,182,860
CTO Realty Growth, Inc.	12,300	691,137
Cushman & Wakefield plc *	252,454	4,713,316
DiamondRock Hospitality Co. *	450,875	3,882,034
DigitalBridge Group, Inc. *	1,027,944	7,154,490

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Healthcare Trust	511,143	1,993,458
Easterly Government Properties, Inc.	181,067	4,110,221
EastGroup Properties, Inc.	85,680	15,098,530
Empire State Realty Trust, Inc., Class A	309,527	3,537,894
Equity Commonwealth	252,220	6,630,864
Essential Properties Realty Trust, Inc.	251,868	7,505,666
eXp World Holdings, Inc. *	133,527	4,796,290
Farmland Partners, Inc.	58,297	734,542
Fathom Holdings, Inc. *	11,486	290,596
Forestar Group, Inc. *	36,757	752,416
Four Corners Property Trust, Inc.	163,464	4,693,051
Franklin Street Properties Corp.	226,240	1,180,973
FRP Holdings, Inc. *	14,335	861,964
Getty Realty Corp.	85,501	2,700,977
Gladstone Commercial Corp.	77,880	1,805,258
Gladstone Land Corp.	55,066	1,284,139
Global Medical REIT, Inc.	122,330	1,903,455
Global Net Lease, Inc.	207,013	3,823,530
Healthcare Realty Trust, Inc.	305,868	9,751,072
Hersha Hospitality Trust *	68,563	645,178
Independence Realty Trust, Inc.	219,969	4,241,002
Indus Realty Trust, Inc.	9,264	625,783
Industrial Logistics Properties Trust	140,661	3,811,913
Innovative Industrial Properties, Inc.	51,086	10,982,979
iStar, Inc. (a)	153,263	3,713,562
Kennedy-Wilson Holdings, Inc.	259,603	5,241,385
Kite Realty Group Trust	180,646	3,641,823
Lexington Realty Trust	592,563	7,792,203
LTC Properties, Inc.	83,376	3,155,782
Mack-Cali Realty Corp. *	190,203	3,423,654
Marcus & Millichap, Inc. *	51,190	2,036,850
Monmouth Real Estate Investment Corp.	205,311	3,909,121
National Health Investors, Inc.	94,138	6,423,036
National Storage Affiliates Trust	168,630	9,134,687
NETSTREIT Corp.	85,464	2,217,791
New Senior Investment Group, Inc.	177,118	1,633,028
Newmark Group, Inc., Class A	321,747	4,144,101
NexPoint Residential Trust, Inc.	47,743	2,814,450
Office Properties Income Trust	102,628	2,974,159
One Liberty Properties, Inc.	34,630	1,059,332
Outfront Media, Inc. *	314,341	7,509,607
Paramount Group, Inc.	402,115	3,924,642
Pebblebrook Hotel Trust	280,865	6,316,654
Physicians Realty Trust	465,681	8,824,655
Piedmont Office Realty Trust, Inc., Class A	266,263	5,064,322
Plymouth Industrial REIT, Inc.	63,512	1,465,857
Postal Realty Trust, Inc., Class A	25,572	491,494
PotlatchDeltic Corp.	142,703	7,411,994
Preferred Apartment Communities, Inc., Class A	108,962	1,148,459
PS Business Parks, Inc.	43,207	6,639,620
QTS Realty Trust, Inc., Class A	148,102	11,509,006
Rafael Holdings, Inc., Class B *	21,013	1,063,468
RE/MAX Holdings, Inc., Class A	40,348	1,383,936
Realogy Holdings Corp. *	247,823	4,391,424
Redfin Corp. *	219,545	12,858,751
Retail Opportunity Investments Corp.	250,142	4,420,009
Retail Properties of America, Inc., Class A	463,706	5,847,333
Retail Value, Inc.	37,118	907,164
RLJ Lodging Trust	352,034	5,051,688
RPT Realty	173,510	2,210,517
Ryman Hospitality Properties, Inc. *	116,028	8,899,348
Sabra Health Care REIT, Inc.	465,769	8,658,646
Safehold, Inc.	38,343	3,463,140
Saul Centers, Inc.	25,073	1,143,329
Seritage Growth Properties, Class A *	79,525	1,262,062
Service Properties Trust	353,476	3,934,188
Security	Number of Shares	Value ($)
SITE Centers Corp.	374,547	5,940,315
STAG Industrial, Inc.	346,807	14,330,065
Summit Hotel Properties, Inc. *	223,528	2,013,987
Sunstone Hotel Investors, Inc. *	464,603	5,361,519
Tanger Factory Outlet Centers, Inc.	213,862	3,672,011
Tejon Ranch Co. *	44,197	805,711
Terreno Realty Corp.	148,076	10,122,475
The GEO Group, Inc.	254,313	1,759,846
The Macerich Co.	425,353	6,933,254
The RMR Group, Inc., Class A	33,029	1,296,058
The St. Joe Co.	72,178	3,267,498
UMH Properties, Inc.	87,189	2,029,760
Uniti Group, Inc.	418,402	4,899,487
Universal Health Realty Income Trust	27,723	1,656,449
Urban Edge Properties	248,832	4,727,808
Urstadt Biddle Properties, Inc., Class A	63,143	1,204,137
Washington Real Estate Investment Trust	182,189	4,425,371
Whitestone REIT	86,025	761,321
Xenia Hotels & Resorts, Inc. *	245,230	4,335,666
		455,446,760

Retailing 3.9%
1-800-Flowers.com, Inc., Class A *	57,000	1,738,500
Abercrombie & Fitch Co., Class A *	132,350	5,004,153
Academy Sports & Outdoors, Inc. *	133,516	4,946,768
America’s Car-Mart, Inc. *	13,097	2,082,423
American Eagle Outfitters, Inc.	327,966	11,304,988
Arko Corp. *	43,546	361,432
Asbury Automotive Group, Inc. *	41,767	8,581,448
Barnes & Noble Education, Inc. *	81,515	680,650
Bed Bath & Beyond, Inc. *	236,317	6,744,487
Big 5 Sporting Goods Corp. (a)	45,455	996,374
Big Lots, Inc.	74,837	4,311,360
Blink Charging Co. *(a)	78,223	2,701,040
Boot Barn Holdings, Inc. *	61,773	5,338,423
Caleres, Inc.	79,406	1,964,504
Camping World Holdings, Inc., Class A	92,081	3,624,308
CarLotz, Inc. *(a)	92,207	409,399
CarParts.com, Inc. *	102,187	1,799,513
Chico’s FAS, Inc. *	257,341	1,590,367
Citi Trends, Inc. *	19,281	1,537,660
Conn’s, Inc. *	37,891	842,696
Core-Mark Holding Co., Inc.	96,135	4,137,650
Designer Brands, Inc., Class A *	129,586	1,888,068
Dillard’s, Inc., Class A	13,498	2,473,778
Duluth Holdings, Inc., Class B *	25,945	388,397
Franchise Group, Inc.	60,995	2,071,390
Funko, Inc., Class A *	57,934	1,081,048
Genesco, Inc. *	31,634	1,817,373
Greenlane Holdings, Inc., Class A *(a)	34,625	123,265
Group 1 Automotive, Inc.	37,898	6,584,398
Groupon, Inc. *	50,083	1,821,519
GrowGeneration Corp. *	116,788	4,749,768
Guess?, Inc.	86,687	1,934,854
Haverty Furniture Cos., Inc.	35,798	1,288,370
Hibbett, Inc.	35,139	3,115,424
JOANN, Inc.	24,610	380,471
Kirkland’s, Inc. *	29,723	578,410
Lands’ End, Inc. *	31,155	1,194,171
Lazydays Holdings, Inc. *	15,585	325,259
Liquidity Services, Inc. *	57,685	1,144,470
Lumber Liquidators Holdings, Inc. *	62,389	1,190,382
Macy’s, Inc. *	677,496	11,517,432
MarineMax, Inc. *	46,295	2,490,208
Monro, Inc.	71,368	4,139,344
Murphy USA, Inc.	54,331	8,014,366
National Vision Holdings, Inc. *	175,951	9,497,835

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OneWater Marine, Inc., Class A	21,996	1,033,372
Overstock.com, Inc. *	92,788	6,461,756
Party City Holdco, Inc. *	237,861	2,031,333
PetMed Express, Inc.	42,854	1,345,187
Porch Group, Inc. *	33,657	623,664
Quotient Technology, Inc. *	191,394	2,078,539
Rent-A-Center, Inc.	141,794	8,113,453
Revolve Group, Inc. *	77,535	5,397,211
Sally Beauty Holdings, Inc. *	243,348	4,604,144
Shift Technologies, Inc. *	135,545	1,145,355
Shoe Carnival, Inc.	38,368	1,293,002
Shutterstock, Inc.	50,585	5,487,967
Signet Jewelers Ltd.	112,517	7,239,344
Sleep Number Corp. *	51,663	5,125,486
Sonic Automotive, Inc., Class A	47,113	2,570,014
Sportsman’s Warehouse Holdings, Inc. *	94,002	1,661,015
Stamps.com, Inc. *	38,339	12,527,652
Stitch Fix, Inc., Class A *	127,122	6,854,418
The Aaron’s Co., Inc.	72,962	2,106,413
The Buckle, Inc.	64,471	2,712,940
The Cato Corp., Class A	41,968	692,472
The Children’s Place, Inc. *	30,166	2,543,899
The Container Store Group, Inc. *	67,242	707,386
The ODP Corp. *	105,816	5,008,271
The RealReall, Inc. *	170,107	2,808,467
Tilly’s, Inc., Class A	48,828	724,119
TravelCenters of America, Inc. *	26,477	765,715
Urban Outfitters, Inc. *	148,014	5,503,161
Winmark Corp.	7,629	1,608,346
Zumiez, Inc. *	47,380	2,068,137
		243,350,381

Semiconductors & Semiconductor Equipment 2.8%
Alpha & Omega Semiconductor Ltd. *	45,978	1,194,968
Ambarella, Inc. *	75,473	7,433,336
Amkor Technology, Inc.	219,385	5,405,646
Atomera, Inc. *(a)	43,045	759,744
Axcelis Technologies, Inc. *	71,445	2,754,205
AXT, Inc. *	85,696	874,099
CEVA, Inc. *	48,481	2,406,597
CMC Materials, Inc.	63,027	9,116,225
Cohu, Inc. *	103,434	3,662,598
Diodes, Inc. *	93,778	7,689,796
DSP Group, Inc. *	49,241	790,318
FormFactor, Inc. *	167,728	6,249,545
Ichor Holdings Ltd. *	60,015	3,094,974
Impinj, Inc. *	40,239	1,850,994
Kopin Corp. *	169,046	1,139,370
Kulicke & Soffa Industries, Inc.	131,759	7,162,419
Lattice Semiconductor Corp. *	292,553	16,602,383
MACOM Technology Solutions Holdings, Inc. *	104,827	6,469,922
MaxLinear, Inc. *	150,976	7,281,572
NeoPhotonics Corp. *	108,799	1,055,350
NVE Corp.	10,112	759,108
Onto Innovation, Inc. *	104,760	7,341,581
PDF Solutions, Inc. *	64,607	1,208,797
Photronics, Inc. *	133,074	1,779,199
Power Integrations, Inc.	130,099	12,618,302
Rambus, Inc. *	241,754	5,719,900
Semtech Corp. *	139,449	8,633,288
Silicon Laboratories, Inc. *	95,647	14,250,447
SiTime Corp. *	27,790	3,769,436
SkyWater Technology, Inc. *(a)	16,672	287,759
SMART Global Holdings, Inc. *	30,696	1,437,801
SunPower Corp. *	172,017	4,260,861
Synaptics, Inc. *	76,048	11,553,212
Security	Number of Shares	Value ($)
Ultra Clean Holdings, Inc. *	93,684	5,059,873
Veeco Instruments, Inc. *	106,601	2,473,143
		174,146,768

Software & Services 7.7%
8x8, Inc. *	229,527	5,866,710
A10 Networks, Inc. *	130,189	1,662,514
ACI Worldwide, Inc. *	254,119	8,716,282
Agilysys, Inc. *	40,939	2,274,571
Alarm.com Holdings, Inc. *	101,955	8,484,695
Alkami Technology, Inc. *	14,756	461,715
Altair Engineering, Inc., Class A *	97,633	6,810,878
American Software, Inc., Class A	66,149	1,455,278
Appfolio, Inc., Class A *	40,410	5,722,056
Appian Corp. *	84,794	9,872,565
Asana, Inc. *	159,426	11,328,812
Avaya Holdings Corp. *	177,393	4,296,458
Benefitfocus, Inc. *	52,937	696,651
BigCommerce Holdings, Inc. *	101,157	6,550,927
Blackbaud, Inc. *	104,419	7,448,207
Blackline, Inc. *	115,577	13,220,853
BM Technologies, Inc. *(b)	9,231	86,294
Bottomline Technologies (DE), Inc. *	95,503	3,854,501
Box, Inc., Class A *	317,744	7,600,436
Brightcove, Inc. *	87,679	1,005,678
BTRS Holdings, Inc. *	102,965	1,205,720
Cantaloupe, Inc. *	126,570	1,308,734
Cass Information Systems, Inc.	30,914	1,362,998
Cerence, Inc. *	81,591	8,771,848
ChannelAdvisor Corp. *	63,064	1,468,761
Cleanspark, Inc. *(a)	71,577	966,290
Cloudera, Inc. *	499,296	7,923,828
CommVault Systems, Inc. *	90,797	6,863,345
Conduent, Inc. *	359,664	2,413,345
Cornerstone OnDemand, Inc. *	135,452	6,493,569
CSG Systems International, Inc.	70,348	3,190,985
Digimarc Corp. *	27,636	793,153
Digital Turbine, Inc. *	182,104	11,463,447
DigitalOcean Holdings, Inc. *	27,976	1,440,764
Domo, Inc., Class B *	59,285	5,236,644
E2open Parent Holdings, Inc. *	88,568	890,108
Ebix, Inc.	57,264	1,730,518
eGain Corp. *	43,312	505,451
Envestnet, Inc. *	117,096	8,809,132
EVERTEC, Inc.	130,598	5,707,133
Evo Payments, Inc., Class A *	101,552	2,965,318
ExlService Holdings, Inc. *	70,803	8,016,316
GreenBox POS *(a)	36,847	325,359
GreenSky, Inc., Class A *	152,090	999,231
Grid Dynamics Holdings, Inc. *	66,480	1,399,404
GTY Technology Holdings, Inc. *	68,240	472,221
I3 Verticals, Inc., Class A *	44,773	1,429,154
IBEX Holdings Ltd. *	12,767	263,383
Intelligent Systems Corp. *	16,245	548,919
InterDigital, Inc.	66,500	4,381,685
International Money Express, Inc. *	67,838	1,098,297
j2 Global, Inc. *	93,575	13,219,340
JFrog Ltd. *	111,094	4,868,139
Limelight Networks, Inc. *	268,789	755,297
LivePerson, Inc. *	138,203	8,802,149
LiveRamp Holdings, Inc. *	140,434	5,618,764
Marathon Digital Holdings, Inc. *	205,892	5,688,796
Maximus, Inc.	131,913	11,740,257
MicroStrategy, Inc., Class A *	16,924	10,594,593
Mimecast Ltd. *	128,286	7,126,287
Mitek Systems, Inc. *	90,532	2,001,663
Model N, Inc. *	74,648	2,416,356
Momentive Global, Inc. *	275,320	5,781,720

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MoneyGram International, Inc. *	168,484	1,742,125
ON24, Inc. *	19,175	700,271
OneSpan, Inc. *	75,905	1,872,576
PagerDuty, Inc. *	173,639	7,048,007
Paya Holdings, Inc. *	176,976	2,033,454
Perficient, Inc. *	70,151	6,614,538
Ping Identity Holding Corp. *	93,541	2,064,450
Priority Technology Holdings, Inc. *	21,956	134,371
Progress Software Corp.	94,585	4,312,130
PROS Holdings, Inc. *	86,124	3,739,504
Q2 Holdings, Inc. *	117,771	12,166,922
QAD, Inc., Class A	25,534	2,215,075
Qualys, Inc. *	73,630	7,477,863
Rackspace Technology, Inc. *	115,604	2,051,971
Rapid7, Inc. *	118,396	13,467,545
Repay Holdings Corp. *	165,792	4,129,879
Rimini Street, Inc. *	92,960	807,822
Riot Blockchain, Inc. *	181,755	5,988,827
SailPoint Technologies Holding, Inc. *	195,268	9,761,447
Sapiens International Corp. N.V.	66,728	1,682,213
SecureWorks Corp., Class A *	21,266	426,596
ShotSpotter, Inc. *	18,032	824,062
Smith Micro Software, Inc. *	94,312	533,806
Sprout Social, Inc., Class A *	95,341	8,470,094
SPS Commerce, Inc. *	77,865	8,483,392
StarTek, Inc. *	37,837	265,616
Sumo Logic, Inc. *	176,181	3,638,138
Sykes Enterprises, Inc. *	82,574	4,430,921
Telos Corp. *	36,934	1,034,891
Tenable Holdings, Inc. *	195,752	8,378,186
The Hackett Group, Inc.	54,019	968,020
TTEC Holdings, Inc.	39,809	4,160,041
Tucows, Inc., Class A *	20,330	1,580,861
Unisys Corp. *	141,945	3,172,471
Upland Software, Inc. *	61,398	2,210,328
Varonis Systems, Inc. *	228,404	13,978,325
Verint Systems, Inc. *	138,783	5,921,871
Veritone, Inc. *	61,898	1,280,051
Verra Mobility Corp. *	288,395	4,415,327
Viant Technology, Inc., Class A *	22,762	393,555
VirnetX Holding Corp. *	136,102	558,018
Vonage Holdings Corp. *	519,785	7,412,134
Workiva, Inc. *	90,593	11,756,254
Xperi Holding Corp.	225,539	4,684,445
Yext, Inc. *	240,106	3,128,581
Zix Corp. *	113,398	840,279
Zuora, Inc., Class A *	226,188	3,910,791
		483,342,546

Technology Hardware & Equipment 3.3%
3D Systems Corp. *	262,188	7,220,658
908 Devices, Inc. *	16,086	502,688
ADTRAN, Inc.	103,930	2,329,071
Advanced Energy Industries, Inc.	83,051	8,616,541
Aeva Technologies, Inc. *(a)	52,674	461,424
Akoustis Technologies, Inc. *(a)	95,404	923,511
Arlo Technologies, Inc. *	173,773	1,061,753
Aviat Networks, Inc. *	20,456	762,600
Avid Technology, Inc. *	77,495	2,897,538
Badger Meter, Inc.	62,950	6,359,839
Belden, Inc.	95,153	4,662,497
Benchmark Electronics, Inc.	77,076	2,034,806
CalAmp Corp. *	76,177	924,027
Calix, Inc. *	117,921	5,516,344
Cambium Networks Corp. *	19,018	837,743
Casa Systems, Inc. *	65,938	495,194
Clearfield, Inc. *	24,799	1,079,252
Comtech Telecommunications Corp.	55,601	1,388,357
Security	Number of Shares	Value ($)
Corsair Gaming, Inc. *(a)	58,021	1,693,633
CTS Corp.	68,586	2,399,824
Daktronics, Inc. *	77,915	476,061
Diebold Nixdorf, Inc. *	153,994	1,603,078
Digi International, Inc. *	73,219	1,514,169
DZS, Inc. *	35,674	704,562
Eastman Kodak Co. *(a)	95,146	702,177
EchoStar Corp., Class A *	89,055	1,985,927
EMCORE Corp. *	77,507	677,411
ePlus, Inc. *	28,572	2,641,767
Extreme Networks, Inc. *	264,611	2,913,367
Fabrinet *	79,764	7,539,293
FARO Technologies, Inc. *	38,972	2,840,669
Harmonic, Inc. *	193,318	1,710,864
Identiv, Inc. *	43,831	713,569
II-VI, Inc. *	225,409	15,735,802
Infinera Corp. *	384,647	3,811,852
Inseego Corp. *(a)	180,080	1,564,895
Insight Enterprises, Inc. *	75,387	7,567,347
Iteris, Inc. *	88,739	552,844
Itron, Inc. *	97,576	9,622,945
Kimball Electronics, Inc. *	51,041	1,040,726
Knowles Corp. *	191,902	3,845,716
KVH Industries, Inc. *	32,243	364,991
Luna Innovations, Inc. *	65,176	803,620
Methode Electronics, Inc.	82,455	3,943,823
MicroVision, Inc. *	341,789	4,706,435
Napco Security Technologies, Inc. *	31,314	1,106,950
NETGEAR, Inc. *	64,792	2,219,126
NetScout Systems, Inc. *	151,046	4,344,083
nLight, Inc. *	92,016	3,192,035
Novanta, Inc. *	76,028	10,675,091
OSI Systems, Inc. *	36,548	3,656,627
Ouster, Inc. *	61,578	565,902
PAR Technology Corp. *	51,246	3,128,568
PC Connection, Inc.	24,098	1,146,101
Plantronics, Inc. *	73,152	2,281,611
Plexus Corp. *	61,102	5,518,733
Quantum Corp. *	118,483	734,595
Ribbon Communications, Inc. *	152,373	1,052,897
Rogers Corp. *	40,376	7,695,666
Sanmina Corp. *	138,672	5,327,778
ScanSource, Inc. *	54,551	1,505,062
Super Micro Computer, Inc. *	93,321	3,549,931
TTM Technologies, Inc. *	231,597	3,240,042
Turtle Beach Corp. *	32,214	995,413
Velodyne Lidar, Inc. *(a)	153,182	1,226,988
Viavi Solutions, Inc. *	492,628	8,221,961
Vishay Intertechnology, Inc.	287,008	6,351,487
Vishay Precision Group, Inc. *	26,353	957,404
		210,445,261

Telecommunication Services 0.9%
Anterix, Inc. *	24,132	1,407,378
ATN International, Inc.	23,572	1,014,775
Bandwidth, Inc., Class A *	49,269	6,388,218
Cincinnati Bell, Inc. *	109,001	1,672,075
Cogent Communications Holdings, Inc.	91,727	7,118,932
Consolidated Communications Holdings, Inc. *	158,192	1,216,496
Globalstar, Inc. *	1,307,049	1,803,728
Gogo, Inc. *	128,353	1,331,021
IDT Corp., Class B *	42,968	2,139,806
Iridium Communications, Inc. *	257,720	10,883,516
Liberty Latin America Ltd., Class A *	92,079	1,256,878
Liberty Latin America Ltd., Class C *	333,438	4,611,448
Ooma, Inc. *	46,341	859,626
ORBCOMM, Inc. *	161,065	1,818,424

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Radius Global Infrastructure, Inc. *	95,437	1,463,049
Shenandoah Telecommunications Co.	103,869	5,483,244
Telephone & Data Systems, Inc.	217,142	4,853,124
United States Cellular Corp. *	33,255	1,209,152
		56,530,890

Transportation 1.5%
Air Transport Services Group, Inc. *	126,586	3,063,381
Allegiant Travel Co. *	32,703	6,217,494
ArcBest Corp.	54,758	3,236,745
Atlas Air Worldwide Holdings, Inc. *	61,986	4,151,202
Avis Budget Group, Inc. *	110,389	9,136,898
Costamare, Inc.	114,510	1,241,288
Covenant Logistics Group, Inc. *	25,818	542,436
Daseke, Inc. *	89,078	615,529
Eagle Bulk Shipping, Inc. *	17,663	736,547
Echo Global Logistics, Inc. *	56,983	1,762,484
Forward Air Corp.	58,380	5,163,127
Frontier Group Holdings, Inc. *	75,813	1,117,484
Genco Shipping & Trading Ltd.	69,816	1,225,271
Hawaiian Holdings, Inc. *	108,807	2,146,762
Heartland Express, Inc.	102,911	1,752,574
Hub Group, Inc., Class A *	71,121	4,713,900
HyreCar, Inc. *	37,170	649,732
Macquarie Infrastructure Corp.	159,040	6,282,080
Marten Transport Ltd.	128,040	2,025,593
Matson, Inc.	92,576	6,213,701
Mesa Air Group, Inc. *	72,238	644,363
P.A.M. Transportation Services, Inc. *	4,033	252,062
Radiant Logistics, Inc. *	86,187	536,083
Safe Bulkers, Inc. *	118,199	394,785
Saia, Inc. *	57,185	12,923,810
SkyWest, Inc. *	107,157	4,338,787
Spirit Airlines, Inc. *	211,820	5,714,904
Sun Country Airlines Holdings, Inc. *	37,673	1,223,996
Universal Logistics Holdings, Inc.	16,120	371,566
US Xpress Enterprises, Inc., Class A *	57,053	498,073
Werner Enterprises, Inc.	135,100	6,175,421
Yellow Corp. *	106,774	555,225
		95,623,303

Utilities 2.5%
ALLETE, Inc.	113,255	7,964,092
American States Water Co.	79,420	7,014,374
Artesian Resources Corp., Class A	17,654	689,918
Avista Corp.	149,403	6,398,931
Black Hills Corp.	135,660	9,177,399
Brookfield Infrastructure Corp., Class A (a)	78,735	5,098,879
Cadiz, Inc. *	43,296	586,661
California Water Service Group	109,428	6,858,947
Chesapeake Utilities Corp.	37,060	4,617,305
Clearway Energy, Inc., Class A	75,160	2,025,562
Clearway Energy, Inc., Class C	176,421	5,059,754
Global Water Resources, Inc.	27,915	491,862
MGE Energy, Inc.	78,487	6,131,404
Middlesex Water Co.	37,046	3,769,060
New Jersey Resources Corp.	208,369	8,026,374
Northwest Natural Holding Co.	65,488	3,424,368
NorthWestern Corp.	109,279	6,774,205
ONE Gas, Inc.	113,557	8,378,235
Ormat Technologies, Inc.	97,782	6,819,317
Otter Tail Corp.	88,523	4,496,083
PNM Resources, Inc.	184,541	8,918,867
Portland General Electric Co.	193,874	9,480,439
Pure Cycle Corp. *	42,288	653,772
SJW Group	59,700	4,115,121
Security	Number of Shares	Value ($)
South Jersey Industries, Inc.	222,153	5,591,591
Southwest Gas Holdings, Inc.	125,164	8,752,719
Spark Energy, Inc., Class A	24,823	276,280
Spire, Inc.	109,318	7,756,112
Sunnova Energy International, Inc. *	185,752	7,077,151
The York Water Co.	28,358	1,368,557
Unitil Corp.	31,993	1,693,070
		159,486,409
Total Common Stock
(Cost $4,096,801,043)		6,270,183,509
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bond 0.0% of net assets

Diversified Financials 0.0%
GAMCO Investors, Inc.
4.00%, 06/15/23	24,522	24,596
Total Corporate Bond
(Cost $24,522)		24,596
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	83,601
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Oncternal Therapeutics, Inc. CVR *(a)(b)	1,506	3,087
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
		254,263
Total Rights
(Cost $3,929)		269,146
Security	Number of Shares/ Face Amount	Value ($)
Short-Term Investments 2.1% of net assets

Money Market Fund 1.7%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	108,133,372	108,133,372

Time Deposit 0.4%
Royal Bank of Canada
0.01%, 08/02/21 (e)	24,518,102	24,518,102
Total Short-Term Investments
(Cost $132,651,474)		132,651,474

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/17/21	310	34,434,800	415,680
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $103,151,156.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,354,989,089	$—	$—	$5,354,989,089
Consumer Services	184,689,676	—	14,007	184,703,683
Materials	247,148,191	—	—*	247,148,191
Software & Services	483,256,252	—	86,294	483,342,546
Corporate Bond[1]	—	24,596	—	24,596
Rights[1]
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	254,263*	254,263
Short-Term Investments[1]	108,133,372	—	—	108,133,372
Time Deposits	—	24,518,102	—	24,518,102
Futures Contracts[2]	415,680	—	—	415,680
Total	$6,378,632,260	$24,542,698	$369,447	$6,403,544,405
*	Level 3 amount shown includes securities determined to have no value at July 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.8%
Adient plc *	35,326	1,488,284
American Axle & Manufacturing Holdings, Inc. *	41,671	403,792
Aptiv plc *	102,374	17,081,102
Arcimoto, Inc. *	8,847	144,649
Autoliv, Inc.	29,710	2,997,145
AYRO, Inc. *(a)	8,928	39,283
BorgWarner, Inc.	90,680	4,441,506
Canoo, Inc. *(a)	52,776	429,069
Cooper-Standard Holdings, Inc. *	6,229	162,266
Dana, Inc.	54,187	1,309,158
Dorman Products, Inc. *	10,607	1,072,898
Fisker, Inc. *(a)	61,268	987,640
Ford Motor Co. *	1,482,141	20,675,867
Fox Factory Holding Corp. *	15,638	2,526,163
Garrett Motion, Inc. *	10,529	68,017
General Motors Co. *	481,143	27,348,168
Gentex Corp.	90,943	3,094,790
Gentherm, Inc. *	12,094	1,002,955
Harley-Davidson, Inc.	59,764	2,367,850
Horizon Global Corp. *	7,908	70,381
LCI Industries	9,536	1,390,540
Lear Corp.	20,489	3,585,165
Lordstown Motors Corp. *(a)	40,359	251,840
Luminar Technologies, Inc. *	74,796	1,376,246
Modine Manufacturing Co. *	20,348	340,422
Motorcar Parts of America, Inc. *	7,218	160,528
NII Holdings, Inc. Escrow *(b)	28,127	67,786
Patrick Industries, Inc.	8,185	676,327
QuantumScape Corp. *	63,962	1,465,369
Standard Motor Products, Inc.	7,798	325,645
Stoneridge, Inc. *	10,196	295,174
Strattec Security Corp. *	1,500	61,770
Superior Industries International, Inc. *	10,350	87,975
Tenneco, Inc., Class A *	25,212	438,941
Tesla, Inc. *	291,035	199,999,252
The Goodyear Tire & Rubber Co. *	105,391	1,655,693
Thor Industries, Inc.	20,883	2,471,712
Veoneer, Inc. *(a)	35,957	1,126,173
Visteon Corp. *	10,855	1,238,013
Winnebago Industries, Inc.	13,295	955,512
Workhorse Group, Inc. *(a)	40,096	462,708
XL Fleet Corp. *(a)	41,341	288,560
XPEL, Inc. *	6,154	569,860
		307,002,194

Banks 4.3%
1st Constitution Bancorp	4,287	92,556
1st Source Corp.	6,601	302,260
ACNB Corp.	3,797	106,050
Allegiance Bancshares, Inc.	6,823	248,835
Security	Number of Shares	Value ($)
Altabancorp	5,381	217,339
Amalgamated Financial Corp.	10,926	167,823
Amerant Bancorp, Inc. *	8,788	194,654
American National Bankshares, Inc.	4,310	136,153
Ameris Bancorp	26,129	1,270,131
Ames National Corp.	4,056	95,681
Arrow Financial Corp.	6,372	229,711
Associated Banc-Corp.	56,203	1,112,819
Atlantic Capital Bancshares, Inc. *	7,985	191,640
Atlantic Union Bankshares Corp.	28,947	1,026,750
Auburn National BanCorp, Inc.	1,832	61,958
Axos Financial, Inc. *	19,500	933,075
Banc of California, Inc.	15,821	270,856
BancFirst Corp.	6,788	376,598
BancorpSouth Bank	37,947	979,033
Bank First Corp.	2,265	158,527
Bank of America Corp.	2,846,979	109,210,114
Bank of Commerce Holdings	5,000	67,350
Bank of Hawaii Corp.	15,480	1,295,831
Bank of Marin Bancorp	4,818	167,185
Bank OZK	47,511	1,934,173
BankFinancial Corp.	4,321	49,346
BankUnited, Inc.	34,952	1,383,400
Bankwell Financial Group, Inc.	3,867	111,447
Banner Corp.	12,659	671,433
Bar Harbor Bankshares	5,502	157,577
Baycom Corp. *	4,870	89,121
BCB Bancorp, Inc.	7,033	105,776
Berkshire Hills Bancorp, Inc.	19,410	524,846
Blue Ridge Bankshares, Inc.	5,700	97,641
BOK Financial Corp.	11,470	963,595
Bridgewater Bancshares, Inc. *	9,163	148,624
Brookline Bancorp, Inc.	29,876	429,318
Bryn Mawr Bank Corp.	6,890	269,606
Business First Bancshares, Inc.	7,335	170,979
Byline Bancorp, Inc.	10,064	247,675
C&F Financial Corp.	1,200	62,712
Cadence BanCorp	46,986	892,734
California BanCorp *	2,455	43,871
Cambridge Bancorp	2,775	237,485
Camden National Corp.	5,912	264,680
Capital Bancorp, Inc.	2,904	65,979
Capital City Bank Group, Inc.	5,225	127,177
Capitol Federal Financial, Inc.	48,563	538,564
Capstar Financial Holdings, Inc.	7,423	157,368
Carter Bankshares, Inc. *	8,910	102,198
Cathay General Bancorp	27,782	1,052,104
CB Financial Services, Inc.	1,482	34,545
CBTX, Inc.	7,451	195,961
Central Pacific Financial Corp.	10,865	278,144
Central Valley Community Bancorp	3,755	84,074
Century Bancorp, Inc., Class A	1,223	139,887
Chemung Financial Corp.	968	44,431
ChoiceOne Financial Services, Inc.	2,484	59,293
CIT Group, Inc.	37,490	1,808,518
Citigroup, Inc.	780,402	52,770,783

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Citizens & Northern Corp.	5,947	146,891
Citizens Community Bancorp, Inc.	3,744	51,854
Citizens Financial Group, Inc.	160,364	6,760,946
City Holding Co.	5,897	446,167
Civista Bancshares, Inc.	5,755	131,732
CNB Financial Corp.	7,060	162,804
Coastal Financial Corp. *	3,019	88,215
Codorus Valley Bancorp, Inc.	2,828	61,735
Colony Bankcorp, Inc.	3,982	71,278
Columbia Banking System, Inc.	28,223	986,112
Columbia Financial, Inc. *	17,088	308,268
Comerica, Inc.	52,664	3,615,910
Commerce Bancshares, Inc.	39,736	2,810,527
Community Bank System, Inc.	20,575	1,473,993
Community Bankers Trust Corp.	7,000	74,200
Community Trust Bancorp, Inc.	5,256	208,979
Community West Bancshares	3,960	51,797
ConnectOne Bancorp, Inc.	13,027	342,610
Cortland Bancorp	2,207	58,486
County Bancorp, Inc.	1,760	61,054
CrossFirst Bankshares, Inc. *	17,386	240,101
Cullen/Frost Bankers, Inc.	21,012	2,255,008
Customers Bancorp, Inc. *	10,510	380,672
CVB Financial Corp.	47,022	896,239
Dime Community Bancshares, Inc.	13,235	437,020
Eagle Bancorp Montana, Inc.	2,558	56,788
Eagle Bancorp, Inc.	12,531	689,581
East West Bancorp, Inc.	54,594	3,884,363
Eastern Bankshares, Inc.	72,630	1,325,497
Enterprise Bancorp, Inc.	2,816	92,083
Enterprise Financial Services Corp.	14,212	633,429
Equity Bancshares, Inc., Class A *	5,288	155,784
Esquire Financial Holdings, Inc. *	3,488	84,165
ESSA Bancorp, Inc.	2,841	46,394
Essent Group Ltd.	42,386	1,914,576
Evans Bancorp, Inc.	2,622	102,442
F.N.B. Corp.	118,931	1,362,949
Farmers & Merchants Bancorp, Inc.	4,577	100,511
Farmers National Banc Corp.	9,537	146,393
FB Financial Corp.	13,299	502,835
Federal Agricultural Mortgage Corp., Class C	3,582	349,245
Fidelity D&D Bancorp, Inc.	1,520	77,520
Fifth Third Bancorp	267,260	9,698,865
Finance Of America Cos., Inc., Class A *	8,837	56,999
Financial Institutions, Inc.	6,134	180,585
First BanCorp	79,325	962,212
First BanCorp (North Carolina)	10,445	417,800
First Bank	6,451	85,960
First Busey Corp.	18,639	439,880
First Business Financial Services, Inc.	2,369	65,337
First Capital, Inc.	1,074	46,042
First Citizens BancShares, Inc., Class A	2,683	2,099,689
First Commonwealth Financial Corp.	36,503	480,745
First Community Bankshares, Inc.	6,431	187,785
First Community Corp.	4,537	92,782
First Financial Bancorp	37,574	845,415
First Financial Bankshares, Inc.	52,908	2,584,027
First Financial Corp.	4,975	199,249
First Financial Northwest, Inc.	5,913	95,199
First Foundation, Inc.	14,350	338,229
First Hawaiian, Inc.	48,711	1,341,014
First Horizon Corp.	206,686	3,193,299
First Internet Bancorp	3,435	104,012
First Interstate BancSystem, Inc., Class A	12,583	527,479
First Merchants Corp.	19,863	809,020
First Mid Bancshares, Inc.	5,493	223,510
Security	Number of Shares	Value ($)
First Midwest Bancorp, Inc.	42,502	762,486
First Northwest Bancorp	3,416	64,221
First Republic Bank	66,569	12,982,286
First Savings Financial Group, Inc.	860	63,279
First Western Financial, Inc. *	2,700	69,984
Five Star Bancorp	2,089	50,909
Flagstar Bancorp, Inc.	18,067	826,746
Flushing Financial Corp.	11,960	263,718
Franklin Financial Services Corp.	1,600	54,016
FS Bancorp, Inc.	3,250	113,035
Fulton Financial Corp.	59,859	917,040
FVCBankcorp, Inc. *	5,939	112,841
German American Bancorp, Inc.	8,940	337,038
Glacier Bancorp, Inc.	35,739	1,842,703
Great Southern Bancorp, Inc.	4,382	227,995
Great Western Bancorp, Inc.	20,561	633,279
Guaranty Bancshares, Inc.	3,058	102,290
Guild Holdings Co., Class A	3,779	60,086
Hancock Whitney Corp.	32,927	1,439,239
Hanmi Financial Corp.	10,693	194,933
HarborOne Bancorp, Inc.	21,144	287,770
Hawthorn Bancshares, Inc.	3,858	88,078
HBT Financial, Inc.	4,303	70,311
Heartland Financial USA, Inc.	14,339	654,145
Heritage Commerce Corp.	22,589	244,865
Heritage Financial Corp.	12,939	312,994
Hilltop Holdings, Inc.	23,952	758,799
Home Bancorp, Inc.	3,387	118,951
Home BancShares, Inc.	56,470	1,196,035
HomeStreet, Inc.	8,248	311,032
HomeTrust Bancshares, Inc.	6,004	158,085
Hope Bancorp, Inc.	44,555	590,354
Horizon Bancorp, Inc.	14,268	238,418
Howard Bancorp, Inc. *	4,800	94,560
Huntington Bancshares, Inc.	553,567	7,794,223
Independent Bank Corp.	13,592	960,683
Independent Bank Corp., Michigan	7,335	154,255
Independent Bank Group, Inc.	13,508	941,508
International Bancshares Corp.	20,561	803,524
Investar Holding Corp.	3,327	73,028
Investors Bancorp, Inc.	88,032	1,216,602
JPMorgan Chase & Co.	1,143,036	173,490,004
Kearny Financial Corp.	27,934	336,046
KeyCorp	369,560	7,265,550
Lakeland Bancorp, Inc.	20,073	328,595
Lakeland Financial Corp.	9,340	624,566
LCNB Corp.	4,536	76,386
Level One Bancorp, Inc.	2,307	62,958
Live Oak Bancshares, Inc.	12,040	724,688
Luther Burbank Corp.	6,821	88,400
M&T Bank Corp.	48,434	6,482,891
Macatawa Bank Corp.	11,932	99,274
Mackinac Financial Corp.	2,963	60,060
MainStreet Bancshares, Inc. *	3,000	72,300
Malvern Bancorp, Inc. *	4,581	85,527
Mercantile Bank Corp.	5,614	175,438
Merchants Bancorp	5,609	205,514
Meridian Bancorp, Inc.	20,586	393,398
Meridian Corp.	2,531	68,337
Meta Financial Group, Inc.	11,933	593,070
Metrocity Bankshares, Inc.	7,254	144,862
Metropolitan Bank Holding Corp. *	3,233	229,640
MGIC Investment Corp.	127,094	1,758,981
Mid Penn Bancorp, Inc.	3,532	92,009
Middlefield Banc Corp.	1,808	43,482
Midland States Bancorp, Inc.	7,038	173,205
MidWestOne Financial Group, Inc.	5,588	162,778
MMA Capital Holdings, Inc. *	3,364	92,712
Mr Cooper Group, Inc. *	25,993	966,420

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MVB Financial Corp.	4,658	193,074
National Bank Holdings Corp., Class A	11,252	398,996
National Bankshares, Inc.	2,688	97,171
NBT Bancorp, Inc.	16,164	563,315
New York Community Bancorp, Inc.	175,762	2,070,476
Nicolet Bankshares, Inc. *	3,504	253,655
NMI Holdings, Inc., Class A *	32,776	721,728
Northeast Bank	3,473	110,823
Northfield Bancorp, Inc.	19,213	316,054
Northrim BanCorp, Inc.	2,596	105,969
Northwest Bancshares, Inc.	50,360	670,292
Norwood Financial Corp.	3,216	80,722
OceanFirst Financial Corp.	22,818	444,951
Ocwen Financial Corp. *	2,686	70,239
OFG Bancorp	18,500	427,350
Old National Bancorp	64,990	1,045,689
Old Point Financial Corp.	2,935	65,861
Old Second Bancorp, Inc.	10,602	122,771
OP Bancorp	12,661	137,119
Origin Bancorp, Inc.	7,855	319,541
Orrstown Financial Services, Inc.	4,618	106,445
Pacific Mercantile Bancorp *	8,864	74,192
Pacific Premier Bancorp, Inc.	35,380	1,343,732
PacWest Bancorp	43,750	1,742,125
Park National Corp.	5,282	601,673
Parke Bancorp, Inc.	4,518	90,179
PCB Bancorp	6,102	115,572
PCSB Financial Corp.	6,385	115,185
Peapack-Gladstone Financial Corp.	6,653	214,293
Penns Woods Bancorp, Inc.	2,250	52,898
PennyMac Financial Services, Inc.	14,305	899,641
People’s United Financial, Inc.	163,176	2,561,863
Peoples Bancorp of North Carolina, Inc.	1,427	39,171
Peoples Bancorp, Inc.	6,847	201,918
Peoples Financial Services Corp.	2,448	105,019
Pinnacle Financial Partners, Inc.	28,257	2,532,110
Pioneer Bancorp, Inc. *	1,161	13,433
Popular, Inc.	30,148	2,193,568
Preferred Bank	5,001	294,959
Premier Financial Bancorp, Inc.	5,305	90,291
Premier Financial Corp.	13,975	374,250
Primis Financial Corp.	6,730	104,652
Professional Holding Corp., Class A *	5,294	108,315
Prosperity Bancshares, Inc.	35,163	2,397,765
Provident Bancorp, Inc.	5,957	94,001
Provident Financial Holdings, Inc.	2,246	37,868
Provident Financial Services, Inc.	31,084	671,414
Prudential Bancorp, Inc.	5,385	75,929
QCR Holdings, Inc.	5,706	280,108
Radian Group, Inc.	72,345	1,633,550
Randolph Bancorp, Inc. *	3,403	72,348
RBB Bancorp	4,010	95,959
Red River Bancshares, Inc.	1,976	100,677
Regions Financial Corp.	361,386	6,956,680
Reliant Bancorp, Inc.	5,236	145,561
Renasant Corp.	21,908	770,723
Republic Bancorp, Inc., Class A	3,903	190,310
Republic First Bancorp, Inc. *	17,184	63,409
Richmond Mutual BanCorp., Inc.	4,348	65,785
Riverview Bancorp, Inc.	11,437	79,830
Riverview Financial Corp. *	4,507	55,436
Rocket Cos., Inc., Class A	50,904	877,585
S&T Bancorp, Inc.	15,960	470,022
Salisbury Bancorp, Inc.	1,665	78,771
Sandy Spring Bancorp, Inc.	17,363	722,127
SB Financial Group, Inc.	2,430	44,663
Seacoast Banking Corp. of Florida	21,410	650,650
Select Bancorp, Inc. *	5,100	81,090
Security	Number of Shares	Value ($)
ServisFirst Bancshares, Inc.	17,323	1,231,319
Severn Bancorp, Inc.	6,429	77,727
Shore Bancshares, Inc.	4,629	80,267
Sierra Bancorp	5,893	142,198
Signature Bank	21,662	4,916,624
Silvergate Capital Corp., Class A *	7,785	800,298
Simmons First National Corp., Class A	41,619	1,132,869
SmartFinancial, Inc.	5,999	146,196
Sound Financial Bancorp, Inc.	1,395	62,775
South Plains Financial, Inc.	3,800	87,400
South State Corp.	26,449	1,820,749
Southern First Bancshares, Inc. *	2,701	133,781
Southern Missouri Bancorp, Inc.	3,020	135,538
Southside Bancshares, Inc.	11,842	426,786
Spirit of Texas Bancshares, Inc.	5,614	130,694
Sterling Bancorp	71,277	1,547,424
Stock Yards Bancorp, Inc.	8,090	385,408
Summit Financial Group, Inc.	3,433	79,817
SVB Financial Group *	21,302	11,715,248
Synovus Financial Corp.	55,197	2,257,557
Territorial Bancorp, Inc.	4,386	112,018
Texas Capital Bancshares, Inc. *	19,288	1,214,758
TFS Financial Corp.	22,152	431,521
The Bancorp, Inc. *	19,773	462,095
The Bank of Princeton	1,521	44,854
The Community Financial Corp.	1,951	71,329
The First BanCorp, Inc.	3,885	112,898
The First Bancshares, Inc.	7,804	301,000
The First of Long Island Corp.	9,143	197,032
The Hingham Institution For Savings	701	209,599
The PNC Financial Services Group, Inc.	160,482	29,273,522
Timberland Bancorp, Inc.	2,502	71,958
Tompkins Financial Corp.	4,546	348,905
Towne Bank	23,817	709,985
TriCo Bancshares	9,785	385,823
TriState Capital Holdings, Inc. *	10,371	210,635
Triumph Bancorp, Inc. *	8,643	662,572
Truist Financial Corp.	507,829	27,641,132
TrustCo Bank Corp.	7,340	246,844
Trustmark Corp.	23,087	693,072
U.S. Bancorp	512,021	28,437,646
UMB Financial Corp.	16,558	1,549,829
Umpqua Holdings Corp.	83,493	1,575,513
Union Bankshares, Inc.	1,200	38,580
United Bancorp, Inc.	3,848	49,832
United Bancshares, Inc.	1,580	54,352
United Bankshares, Inc.	50,756	1,753,112
United Community Banks, Inc.	31,722	913,911
United Security Bancshares	4,123	33,273
Unity Bancorp, Inc.	2,299	51,061
Univest Financial Corp.	11,205	306,569
UWM Holdings Corp.	21,720	165,724
Valley National Bancorp	150,761	1,943,309
Velocity Financial, Inc. *	3,730	47,185
Veritex Holdings, Inc.	17,988	603,497
Virginia National Bankshares Corp.	2,875	108,100
Walker & Dunlop, Inc.	10,908	1,128,760
Washington Federal, Inc.	28,143	908,175
Washington Trust Bancorp, Inc.	6,472	315,510
Waterstone Financial, Inc.	7,535	148,666
Webster Financial Corp.	33,810	1,626,261
Wells Fargo & Co.	1,560,745	71,700,625
WesBanco, Inc.	25,094	810,034
West Bancorp, Inc.	6,313	186,107
Westamerica Bancorp	9,950	552,722
Western Alliance Bancorp	38,699	3,592,041
Western New England Bancorp, Inc.	10,349	87,553
William Penn Bancorp, Inc.	4,757	58,464
Wintrust Financial Corp.	21,625	1,544,025

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WSFS Financial Corp.	17,604	770,703
Zions Bancorp NA	62,007	3,233,665
		730,944,288

Capital Goods 6.2%
3M Co.	218,676	43,284,727
A.O. Smith Corp.	50,396	3,544,351
AAON, Inc.	15,628	971,280
AAR Corp. *	12,256	438,275
Acuity Brands, Inc.	13,595	2,384,291
Advanced Drainage Systems, Inc.	19,074	2,328,745
Advent Technologies Holdings, Inc. *(a)	14,101	109,847
AECOM *	55,235	3,477,596
Aerojet Rocketdyne Holdings, Inc.	28,656	1,351,990
Aerovironment, Inc. *	8,555	864,910
AerSale Corp. *(a)	4,587	52,200
AGCO Corp.	23,189	3,063,499
AgEagle Aerial Systems, Inc. *	19,313	76,866
Agrify Corp. *(a)	4,542	86,752
Air Lease Corp.	40,375	1,710,285
Alamo Group, Inc.	3,646	535,123
Albany International Corp., Class A	11,833	1,021,780
Allegion plc	33,776	4,613,802
Allied Motion Technologies, Inc.	5,231	172,152
Allison Transmission Holdings, Inc.	40,887	1,631,800
Alpha Pro Tech Ltd. *(a)	4,213	50,598
Alta Equipment Group, Inc. *	7,735	97,384
Altra Industrial Motion Corp.	23,592	1,478,747
Ameresco, Inc., Class A *	8,718	597,445
American Superconductor Corp. *	9,332	131,115
American Woodmark Corp. *	6,136	455,598
AMETEK, Inc.	86,823	12,072,738
API Group Corp. *	58,158	1,332,981
Apogee Enterprises, Inc.	9,481	376,111
Applied Industrial Technologies, Inc.	15,114	1,355,726
Arcosa, Inc.	18,167	994,825
Argan, Inc.	5,381	241,876
Armstrong Flooring, Inc. *	7,547	32,603
Armstrong World Industries, Inc.	18,004	1,947,673
Array Technologies, Inc. *	39,681	537,281
Astec Industries, Inc.	9,968	611,138
Astronics Corp. *	9,549	163,097
Atkore, Inc. *	18,308	1,375,114
Ault Global Holdings, Inc. *(a)	11,756	26,921
Axon Enterprise, Inc. *	24,602	4,576,464
AZZ, Inc.	9,021	478,023
Babcock & Wilcox Enterprises, Inc. *	27,237	195,017
Barnes Group, Inc.	17,834	903,649
Beacon Roofing Supply, Inc. *	20,705	1,107,303
Beam Global *	5,790	177,000
Bloom Energy Corp., Class A *	45,878	1,000,140
Blue Bird Corp. *	6,024	150,600
BlueLinx Holdings, Inc. *	2,949	126,689
Boise Cascade Co.	14,859	760,038
Builders FirstSource, Inc. *	78,747	3,504,241
BWX Technologies, Inc.	35,711	2,050,883
Byrna Technologies, Inc. *	5,967	143,208
CAI International, Inc.	5,777	322,414
Carlisle Cos., Inc.	19,990	4,042,778
Carrier Global Corp.	308,720	17,056,780
Caterpillar, Inc.	206,851	42,766,444
ChargePoint Holdings, Inc. *	60,860	1,439,339
Chart Industries, Inc. *	13,589	2,112,410
CIRCOR International, Inc. *	7,526	232,102
Colfax Corp. *	43,971	2,017,389
Columbus McKinnon Corp.	10,997	510,261
Comfort Systems USA, Inc.	13,501	1,009,200
Commercial Vehicle Group, Inc. *	13,417	122,631
Security	Number of Shares	Value ($)
Concrete Pumping Holdings, Inc. *	7,078	61,579
Construction Partners, Inc., Class A *	14,158	475,426
Cornerstone Building Brands, Inc. *	16,836	283,181
Crane Co.	18,466	1,795,449
CSW Industrials, Inc.	5,370	635,217
Cummins, Inc.	55,430	12,865,303
Curtiss-Wright Corp.	15,330	1,813,539
Custom Truck One Source, Inc. *	5,825	45,377
Deere & Co.	117,720	42,566,375
Desktop Metal, Inc., Class A *	55,362	498,258
Donaldson Co., Inc.	47,524	3,145,614
Douglas Dynamics, Inc.	8,714	347,689
Dover Corp.	54,231	9,063,085
Ducommun, Inc. *	4,035	217,688
DXP Enterprises, Inc. *	6,112	199,557
Dycom Industries, Inc. *	11,639	807,747
Eaton Corp. plc	150,579	23,799,011
EMCOR Group, Inc.	20,701	2,521,589
Emerson Electric Co.	226,261	22,827,472
Encore Wire Corp.	7,614	597,166
Energous Corp. *(a)	16,131	40,650
Energy Recovery, Inc. *	16,920	357,858
Enerpac Tool Group Corp.	24,373	625,655
EnerSys	16,202	1,598,489
EnPro Industries, Inc.	7,650	712,368
Eos Energy Enterprises, Inc. *	12,644	196,235
ESCO Technologies, Inc.	9,634	909,161
EVI Industries, Inc. *(a)	2,590	69,775
Evoqua Water Technologies Corp. *	44,838	1,480,102
Fastenal Co.	215,945	11,827,308
Federal Signal Corp.	22,292	882,986
Flowserve Corp.	49,131	2,067,924
Fluor Corp. *	48,275	804,261
Fortive Corp.	127,854	9,289,872
Fortune Brands Home & Security, Inc.	52,414	5,108,793
Franklin Electric Co., Inc.	14,084	1,151,508
FreightCar America, Inc. *	8,040	41,728
FTC Solar, Inc. *	7,870	79,802
FuelCell Energy, Inc. *	118,213	748,288
Gates Industrial Corp. plc *	24,109	436,614
GATX Corp.	13,363	1,232,737
Generac Holdings, Inc. *	23,698	9,937,993
General Dynamics Corp.	86,386	16,934,248
General Electric Co.	3,318,432	42,973,694
Gibraltar Industries, Inc. *	12,825	957,771
Global Industrial Co.	5,824	230,164
GMS, Inc. *	16,618	816,442
Graco, Inc.	63,521	4,959,720
GrafTech International Ltd.	59,453	675,981
Graham Corp.	5,460	74,747
Granite Construction, Inc.	17,068	655,753
Great Lakes Dredge & Dock Corp. *	28,792	443,397
Griffon Corp.	19,214	444,228
H&E Equipment Services, Inc.	11,492	391,073
HC2 Holdings, Inc. *	23,119	85,078
HEICO Corp.	15,992	2,162,918
HEICO Corp., Class A	27,878	3,381,323
Helios Technologies, Inc.	11,459	926,460
Herc Holdings, Inc. *	9,347	1,159,402
Hexcel Corp. *	31,379	1,707,645
Hillenbrand, Inc.	28,396	1,286,339
Honeywell International, Inc.	261,975	61,247,135
Howmet Aerospace, Inc. *	146,950	4,822,899
Hubbell, Inc.	20,469	4,103,216
Hudson Technologies, Inc. *	14,328	49,575
Huntington Ingalls Industries, Inc.	15,564	3,192,643
Hurco Cos., Inc.	4,732	160,604
Huttig Building Products, Inc. *	8,502	52,967
Hydrofarm Holdings Group, Inc. *	5,007	247,045

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hyliion Holdings Corp. *(a)	36,265	351,770
Hyster-Yale Materials Handling, Inc.	3,600	257,904
IDEX Corp.	28,641	6,492,628
IES Holdings, Inc. *	7,925	431,199
Illinois Tool Works, Inc.	108,259	24,539,067
Infrastructure and Energy Alternatives, Inc. *	3,618	43,669
Ingersoll Rand, Inc. *	142,295	6,953,957
Insteel Industries, Inc.	7,172	278,489
ITT, Inc.	31,865	3,119,902
JELD-WEN Holding, Inc. *	31,066	822,628
John Bean Technologies Corp.	12,015	1,761,159
Johnson Controls International plc	270,394	19,311,539
Kadant, Inc.	4,434	798,696
Kaman Corp.	10,367	459,776
Kennametal, Inc.	32,058	1,162,102
Kratos Defense & Security Solutions, Inc. *	48,185	1,310,632
L.B. Foster Co., Class A *	3,200	58,112
L3Harris Technologies, Inc.	77,380	17,545,141
Lawson Products, Inc. *	3,088	162,089
Lennox International, Inc.	13,027	4,291,485
Lightning eMotors, Inc. *(a)	12,049	77,355
Lincoln Electric Holdings, Inc.	22,474	3,133,550
Lindsay Corp.	4,022	646,295
LiqTech International, Inc. *	5,399	35,525
Lockheed Martin Corp.	92,162	34,253,851
LSI Industries, Inc.	8,731	65,744
Lydall, Inc. *	6,617	404,960
Manitex International, Inc. *	4,549	36,301
Masco Corp.	96,030	5,733,951
Masonite International Corp. *	9,341	1,057,028
MasTec, Inc. *	21,462	2,172,598
Matrix Service Co. *	10,847	118,341
Maxar Technologies, Inc.	27,274	989,228
Mayville Engineering Co., Inc. *	7,805	137,134
McGrath RentCorp	9,056	710,171
Mercury Systems, Inc. *	21,381	1,411,146
Meritor, Inc. *	30,914	752,138
Miller Industries, Inc.	4,490	168,420
Moog, Inc., Class A	10,872	846,603
MRC Global, Inc. *	22,113	202,776
MSC Industrial Direct Co., Inc., Class A	17,553	1,565,201
Mueller Industries, Inc.	21,517	933,838
Mueller Water Products, Inc., Class A	58,841	872,024
MYR Group, Inc. *	6,529	624,368
National Presto Industries, Inc.	2,089	201,547
Nikola Corp. *(a)	54,800	650,476
NN, Inc. *	15,065	103,045
Nordson Corp.	20,469	4,628,655
Northrop Grumman Corp.	56,488	20,506,274
Northwest Pipe Co. *	4,179	118,725
NOW, Inc. *	46,130	455,303
Nuvve Holding Corp. *	5,571	64,902
NV5 Global, Inc. *	4,831	458,945
nVent Electric plc	64,180	2,028,730
Ocean Power Technologies, Inc. *	12,445	24,517
Omega Flex, Inc.	1,070	167,797
Orbital Energy Group, Inc. *	9,840	33,554
Orion Energy Systems, Inc. *	9,048	45,330
Orion Group Holdings, Inc. *	8,139	43,706
Oshkosh Corp.	26,041	3,113,202
Otis Worldwide Corp.	152,199	13,629,420
Owens Corning	39,319	3,780,915
PACCAR, Inc.	131,290	10,895,757
PAE, Inc. *	24,377	217,443
Park Aerospace Corp.	6,594	98,251
Park-Ohio Holdings Corp.	3,600	104,724
Parker-Hannifin Corp.	48,584	15,159,665
Security	Number of Shares	Value ($)
Parsons Corp. *	8,744	337,693
Pentair plc	62,182	4,580,948
PGT Innovations, Inc. *	21,819	492,673
Plug Power, Inc. *	192,306	5,246,108
Powell Industries, Inc.	4,706	136,898
Preformed Line Products Co.	1,000	68,520
Primoris Services Corp.	19,219	574,648
Proto Labs, Inc. *	10,595	828,423
Quanex Building Products Corp.	12,035	298,949
Quanta Services, Inc.	52,315	4,755,433
Raven Industries, Inc. *	14,338	835,188
Raytheon Technologies Corp.	571,134	49,660,101
RBC Bearings, Inc. *	9,433	2,216,755
Regal Beloit Corp.	15,354	2,260,569
Resideo Technologies, Inc. *	54,047	1,594,386
REV Group, Inc.	10,004	151,160
Rexnord Corp.	46,725	2,632,019
Rockwell Automation, Inc.	43,997	13,525,558
Romeo Power, Inc. *	33,185	233,954
Roper Technologies, Inc.	39,765	19,538,135
Rush Enterprises, Inc., Class A	16,089	756,022
Rush Enterprises, Inc., Class B	2,625	115,185
Sensata Technologies Holding plc *	59,268	3,474,290
Shoals Technologies Group, Inc., Class A *	36,040	1,048,404
Simpson Manufacturing Co., Inc.	16,307	1,834,211
SiteOne Landscape Supply, Inc. *	17,232	3,011,809
Snap-on, Inc.	20,736	4,520,033
Spirit AeroSystems Holdings, Inc., Class A	39,565	1,709,604
SPX Corp. *	16,602	1,106,689
SPX FLOW, Inc.	16,139	1,325,819
Standex International Corp.	4,538	417,496
Stanley Black & Decker, Inc.	60,773	11,975,320
Stem, Inc. *(a)	41,438	1,123,384
Sterling Construction Co., Inc. *	11,440	251,222
Sunrun, Inc. *	61,566	3,261,151
Sunworks, Inc. *(a)	8,821	76,213
Tecnoglass, Inc.	7,327	141,338
Teledyne Technologies, Inc. *	17,556	7,948,831
Tennant Co.	7,027	555,976
Terex Corp.	26,390	1,264,609
Textron, Inc.	86,233	5,950,939
The AZEK Co., Inc. *	53,669	1,951,941
The Boeing Co. *	207,816	47,066,168
The Eastern Co.	3,338	98,004
The ExOne Co. *	7,048	116,997
The Gorman-Rupp Co.	7,392	263,820
The Greenbrier Cos., Inc.	12,151	520,063
The Manitowoc Co., Inc. *	12,331	285,463
The Middleby Corp. *	20,882	3,998,694
The Shyft Group, Inc.	11,994	473,043
The Timken Co.	25,810	2,051,895
The Toro Co.	40,208	4,573,258
Thermon Group Holdings, Inc. *	14,218	236,872
Titan International, Inc. *	18,640	160,677
Titan Machinery, Inc. *	7,620	217,399
TPI Composites, Inc. *	12,727	498,135
Trane Technologies plc	90,303	18,386,594
Transcat, Inc. *	2,925	186,761
TransDigm Group, Inc. *	20,795	13,331,467
Trex Co., Inc. *	43,308	4,205,207
TriMas Corp. *	17,122	560,232
Trinity Industries, Inc.	29,987	812,948
Triton International Ltd.	25,976	1,371,273
Triumph Group, Inc. *	23,358	444,970
Tutor Perini Corp. *	16,006	225,204
Twin Disc, Inc. *	3,405	50,122
UFP Industries, Inc.	23,015	1,709,094

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ultralife Corp. *	4,422	35,111
United Rentals, Inc. *	27,188	8,959,805
Univar Solutions, Inc. *	63,944	1,569,186
Urban-Gro, Inc. *	6,352	59,201
Valmont Industries, Inc.	7,930	1,879,013
Vectrus, Inc. *	4,452	201,631
Veritiv Corp. *	4,535	277,905
Vertiv Holdings Co.	92,126	2,583,213
Vicor Corp. *	7,784	899,908
View, Inc. *	23,483	143,011
Virgin Galactic Holdings, Inc. *	49,713	1,490,893
W.W. Grainger, Inc.	16,536	7,351,575
Wabash National Corp.	19,725	288,774
Watsco, Inc.	12,419	3,507,622
Watts Water Technologies, Inc., Class A	10,468	1,578,156
Welbilt, Inc. *	48,791	1,146,101
WESCO International, Inc. *	16,479	1,754,190
Westinghouse Air Brake Technologies Corp.	67,120	5,696,474
Westwater Resources, Inc. *	9,561	36,619
Williams Industrial Services Group, Inc. *	7,962	39,253
Willis Lease Finance Corp. *	1,177	48,963
WillScot Mobile Mini Holdings Corp. *	76,922	2,208,431
Woodward, Inc.	21,805	2,650,616
Xylem, Inc.	67,839	8,537,538
		1,052,920,667

Commercial & Professional Services 1.2%
ABM Industries, Inc.	25,627	1,191,399
Acacia Research Corp. *	22,984	129,630
ACCO Brands Corp.	34,735	310,531
Acme United Corp.	1,454	61,504
ACV Auctions, Inc., Class A *	7,547	174,789
ADT, Inc.	60,974	639,617
Aqua Metals, Inc. *	23,651	54,634
ASGN, Inc. *	19,814	2,003,790
Atlas Technical Consultants, Inc. *	4,620	41,534
Barrett Business Services, Inc.	3,084	225,780
Booz Allen Hamilton Holding Corp.	51,056	4,381,115
Brady Corp., Class A	18,031	985,935
BrightView Holdings, Inc. *	11,485	184,105
CACI International, Inc., Class A *	9,019	2,407,712
Casella Waste Systems, Inc., Class A *	17,623	1,212,110
CBIZ, Inc. *	21,051	680,789
CECO Environmental Corp. *	14,190	99,898
Cimpress plc *	7,264	742,744
Cintas Corp.	33,318	13,133,289
Clarivate plc *	100,316	2,287,205
Clean Harbors, Inc. *	18,853	1,791,035
Copart, Inc. *	78,803	11,584,041
CoreCivic, Inc. *	45,253	465,201
CoStar Group, Inc. *	148,584	13,201,688
Covanta Holding Corp.	44,230	889,023
CRA International, Inc.	2,586	221,698
Deluxe Corp.	16,881	741,076
DLH Holdings Corp. *	3,968	41,664
Driven Brands Holdings, Inc. *	11,512	366,312
Dun & Bradstreet Holdings, Inc. *	52,808	1,106,856
Ennis, Inc.	10,997	217,411
Equifax, Inc.	45,980	11,982,388
Exponent, Inc.	19,509	2,089,219
Forrester Research, Inc. *	4,362	204,360
Franklin Covey Co. *	4,428	162,021
FTI Consulting, Inc. *	12,929	1,883,755
GP Strategies Corp. *	5,086	103,500
Harsco Corp. *	30,582	615,310
Security	Number of Shares	Value ($)
Healthcare Services Group, Inc.	29,595	772,429
Heidrick & Struggles International, Inc.	7,278	310,843
Heritage-Crystal Clean, Inc. *	5,207	146,733
Herman Miller, Inc.	27,513	1,187,186
HireQuest, Inc.	2,609	47,745
HNI Corp.	16,018	597,471
Huron Consulting Group, Inc. *	8,402	412,790
IAA, Inc. *	51,826	3,134,436
ICF International, Inc.	6,209	568,558
IHS Markit Ltd.	141,284	16,507,623
Insperity, Inc.	13,518	1,338,958
Interface, Inc.	23,118	333,362
Jacobs Engineering Group, Inc.	49,209	6,655,517
KAR Auction Services, Inc. *	48,628	801,389
KBR, Inc.	53,502	2,070,527
Kelly Services, Inc., Class A *	11,798	258,612
Kforce, Inc.	7,039	439,445
Kimball International, Inc., Class B	14,978	185,428
Korn Ferry	20,485	1,408,139
Leidos Holdings, Inc.	50,276	5,350,372
ManpowerGroup, Inc.	21,256	2,520,536
ManTech International Corp., Class A	10,166	889,118
Matthews International Corp., Class A	11,787	407,830
Mistras Group, Inc. *	7,028	73,794
Montrose Environmental Group, Inc. *	5,179	278,061
MSA Safety, Inc.	13,794	2,268,837
Nielsen Holdings plc	135,618	3,212,790
Odyssey Marine Exploration, Inc. *	7,045	41,566
Performant Financial Corp. *	14,263	68,035
Pitney Bowes, Inc.	75,768	606,144
Quad Graphics, Inc. *	9,800	34,300
Red Violet, Inc. *(a)	3,264	78,793
Rekor Systems, Inc. *	11,734	92,464
Republic Services, Inc.	79,354	9,392,339
Resources Connection, Inc.	11,300	175,037
Robert Half International, Inc.	42,324	4,156,640
Rollins, Inc.	83,789	3,211,632
RR Donnelley & Sons Co. *	40,830	249,880
Science Applications International Corp.	21,816	1,904,537
SP Plus Corp. *	8,482	278,125
Steelcase, Inc., Class A	35,546	488,758
Stericycle, Inc. *	34,507	2,434,469
Team, Inc. *	12,824	79,124
Tetra Tech, Inc.	20,379	2,721,004
The Brink’s Co.	18,746	1,442,692
TransUnion	72,343	8,685,501
TriNet Group, Inc. *	14,880	1,234,742
TrueBlue, Inc. *	14,923	405,756
U.S. Ecology, Inc. *	11,833	414,155
UniFirst Corp.	5,851	1,274,172
Upwork, Inc. *	34,480	1,785,719
Verisk Analytics, Inc.	61,293	11,641,992
Viad Corp. *	8,115	372,073
Vidler Water Resouces, Inc. *	7,559	101,820
VSE Corp.	3,786	189,489
Waste Management, Inc.	146,138	21,666,420
Willdan Group, Inc. *	4,309	177,746
		206,198,321

Consumer Durables & Apparel 1.6%
Acushnet Holdings Corp.	12,495	640,119
American Outdoor Brands, Inc. *	6,310	170,244
AMMO, Inc. *	29,714	201,164
Aterian, Inc. *(a)	6,636	59,923
Bassett Furniture Industries, Inc.	3,697	84,218
Beazer Homes USA, Inc. *	12,288	224,379
Brunswick Corp.	29,281	3,056,936

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Callaway Golf Co. *	43,199	1,368,544
Capri Holdings Ltd. *	56,644	3,189,624
Carter’s, Inc.	16,451	1,607,921
Casper Sleep, Inc. *	8,500	58,735
Cavco Industries, Inc. *	3,173	745,655
Century Communities, Inc.	10,686	742,143
Clarus Corp.	9,942	283,546
Columbia Sportswear Co.	11,454	1,141,047
Cricut, Inc., Class A *(a)	6,259	213,620
Crocs, Inc. *	24,550	3,334,135
Culp, Inc.	5,320	79,640
D.R. Horton, Inc.	124,470	11,878,172
Deckers Outdoor Corp. *	10,441	4,289,685
Delta Apparel, Inc. *	1,907	61,024
Dream Finders Homes, Inc., Class A *(a)	3,907	90,447
Escalade, Inc.	3,955	89,778
Ethan Allen Interiors, Inc.	8,881	211,101
Flexsteel Industries, Inc.	2,656	91,632
Fossil Group, Inc. *	18,877	238,228
G-III Apparel Group Ltd. *	16,742	499,916
Garmin Ltd.	56,509	8,883,215
Genius Brands International, Inc. *	106,285	166,867
GoPro, Inc., Class A *	47,986	491,377
Green Brick Partners, Inc. *	18,657	467,731
Hamilton Beach Brands Holding Co., Class A	2,118	39,585
Hanesbrands, Inc.	130,707	2,386,710
Hasbro, Inc.	48,122	4,785,252
Hayward Holdings, Inc. *	15,316	368,962
Helen of Troy Ltd. *	9,203	2,055,858
Hooker Furniture Corp.	5,242	173,982
Hovnanian Enterprises, Inc., Class A *	1,584	165,354
Installed Building Products, Inc.	8,383	1,005,960
iRobot Corp. *	10,794	944,475
Johnson Outdoors, Inc., Class A	2,877	340,550
KB Home	33,928	1,439,904
Kontoor Brands, Inc.	17,742	982,552
Koss Corp. *(a)	1,602	29,060
La-Z-Boy, Inc.	17,186	577,106
Lakeland Industries, Inc. *	3,608	97,272
Latham Group, Inc. *	7,587	206,973
Legacy Housing Corp. *	2,843	50,151
Leggett & Platt, Inc.	49,820	2,392,855
Lennar Corp., Class A	108,575	11,416,661
Levi Strauss & Co., Class A	31,255	860,138
LGI Homes, Inc. *	8,373	1,430,946
Lifetime Brands, Inc.	5,000	75,350
Lululemon Athletica, Inc. *	44,711	17,892,001
M.D.C. Holdings, Inc.	21,303	1,135,876
M/I Homes, Inc. *	10,732	694,468
Malibu Boats, Inc., Class A *	7,676	642,174
Marine Products Corp.	11,785	192,803
MasterCraft Boat Holdings, Inc. *	6,845	182,488
Mattel, Inc. *	132,460	2,877,031
Meritage Homes Corp. *	14,308	1,553,563
Mohawk Industries, Inc. *	22,214	4,329,509
Movado Group, Inc.	6,936	208,566
Nautilus, Inc. *	11,457	165,554
Nephros, Inc. *	5,363	43,977
Newell Brands, Inc.	143,266	3,545,833
NIKE, Inc., Class B	481,189	80,603,969
NVR, Inc. *	1,290	6,737,154
Oxford Industries, Inc.	6,484	563,654
Peloton Interactive, Inc., Class A *	101,794	12,016,782
PLBY Group, Inc. *	8,521	240,122
Polaris, Inc.	21,558	2,825,607
PulteGroup, Inc.	99,134	5,439,483
Purple Innovation, Inc. *	23,316	614,143
Security	Number of Shares	Value ($)
PVH Corp. *	27,166	2,842,107
Ralph Lauren Corp.	18,026	2,046,312
Rocky Brands, Inc.	2,734	148,730
Skechers U.S.A., Inc., Class A *	52,242	2,804,351
Skyline Champion Corp. *	20,406	1,150,898
Smith & Wesson Brands, Inc.	19,783	463,911
Sonos, Inc. *	36,785	1,227,883
Steven Madden Ltd.	29,122	1,276,417
Sturm, Ruger & Co., Inc.	6,545	486,686
Superior Group of Cos., Inc.	3,200	74,912
Tapestry, Inc. *	107,053	4,528,342
Taylor Morrison Home Corp. *	49,100	1,316,862
Tempur Sealy International, Inc.	69,938	3,026,217
The Lovesac Co. *	4,317	262,042
Toll Brothers, Inc.	42,172	2,499,534
TopBuild Corp. *	12,471	2,527,747
Tri Pointe Homes, Inc. *	45,890	1,106,867
Tupperware Brands Corp. *	19,332	403,845
Under Armour, Inc., Class A *	69,472	1,420,702
Under Armour, Inc., Class C *	74,372	1,302,997
Unifi, Inc. *	5,771	136,138
Universal Electronics, Inc. *	5,443	254,406
Vera Bradley, Inc. *	9,821	108,129
VF Corp.	121,778	9,766,596
Vinco Ventures, Inc. *(a)	9,523	32,664
Vista Outdoor, Inc. *	22,480	907,967
Vizio Holding Corp., Class A *	4,623	101,845
VOXX International Corp. *	5,522	63,061
Vuzix Corp. *(a)	21,146	312,961
Whirlpool Corp.	23,713	5,253,378
Wolverine World Wide, Inc.	31,260	1,048,460
YETI Holdings, Inc. *	28,488	2,744,249
		270,638,395

Consumer Services 2.2%
2U, Inc. *	28,274	1,227,092
Accel Entertainment, Inc. *	19,469	215,327
Adtalem Global Education, Inc. *	18,133	658,953
Airbnb, Inc., Class A *	55,355	7,971,674
American Public Education, Inc. *	7,053	208,910
Aramark	95,413	3,351,859
Bally’s Corp. *	11,571	569,872
BBQ Holdings, Inc. *	3,893	54,852
Biglari Holdings, Inc., Class B *	387	63,642
BJ’s Restaurants, Inc. *	8,683	352,356
Bloomin’ Brands, Inc. *	30,396	763,851
Bluegreen Vacations Holding Corp. *	7,274	125,913
Booking Holdings, Inc. *	15,483	33,726,000
Boyd Gaming Corp. *	30,095	1,715,415
Bright Horizons Family Solutions, Inc. *	22,906	3,424,447
Brinker International, Inc. *	17,275	938,723
Caesars Entertainment, Inc. *	79,225	6,921,096
Carnival Corp. *	301,087	6,518,534
Carriage Services, Inc.	5,675	210,996
Carrols Restaurant Group, Inc. *	16,141	79,252
Century Casinos, Inc. *	9,063	101,596
Chegg, Inc. *	54,468	4,827,499
Chipotle Mexican Grill, Inc. *	10,632	19,812,094
Choice Hotels International, Inc.	10,596	1,270,460
Churchill Downs, Inc.	13,080	2,430,264
Chuy’s Holdings, Inc. *	6,976	230,208
Coursera, Inc. *	6,121	217,846
Cracker Barrel Old Country Store, Inc.	8,939	1,217,313
Darden Restaurants, Inc.	49,068	7,158,040
Dave & Buster’s Entertainment, Inc. *	18,339	610,322
Del Taco Restaurants, Inc.	10,395	88,461
Denny’s Corp. *	23,398	329,210

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diamond Resorts International, Inc. *(b)	12,100	3,076
Dine Brands Global, Inc. *	6,593	510,760
Domino’s Pizza, Inc.	14,665	7,706,311
DraftKings, Inc., Class A *	122,403	5,936,545
Drive Shack, Inc. *	31,442	79,234
El Pollo Loco Holdings, Inc. *	9,086	169,090
Esports Entertainment Group, Inc. *	4,741	42,290
Everi Holdings, Inc. *	36,911	837,511
Expedia Group, Inc. *	53,213	8,560,375
Fiesta Restaurant Group, Inc. *	9,485	127,004
frontdoor, Inc. *	31,981	1,565,150
Full House Resorts, Inc. *	9,327	77,134
GAN Ltd. *	5,632	86,170
Golden Entertainment, Inc. *	7,064	321,483
Golden Nugget Online Gaming, Inc. *	16,581	190,018
Graham Holdings Co., Class B	1,482	985,026
Grand Canyon Education, Inc. *	17,886	1,652,130
H&R Block, Inc.	67,889	1,666,675
Hall of Fame Resort & Entertainment Co. *	18,399	54,461
Hilton Grand Vacations, Inc. *	31,896	1,297,210
Hilton Worldwide Holdings, Inc. *	105,299	13,841,554
Houghton Mifflin Harcourt Co. *	48,721	551,522
Hyatt Hotels Corp., Class A *	14,491	1,157,396
Inspired Entertainment, Inc. *	6,626	76,795
J Alexander’s Holdings, Inc. *	6,647	91,795
Jack in the Box, Inc.	8,383	912,573
Kura Sushi USA, Inc., Class A *	1,489	72,395
Las Vegas Sands Corp. *	124,052	5,253,602
Laureate Education, Inc., Class A *	41,993	621,916
Lincoln Educational Services Corp. *	10,364	71,926
Lindblad Expeditions Holdings, Inc. *	13,166	180,243
Marriott International, Inc., Class A *	101,135	14,763,687
Marriott Vacations Worldwide Corp. *	15,863	2,337,730
McDonald’s Corp.	281,775	68,389,610
MGM Resorts International	155,427	5,833,175
Monarch Casino & Resort, Inc. *	4,966	317,079
Nathan’s Famous, Inc.	1,549	99,523
Noodles & Co. *	12,000	143,280
Norwegian Cruise Line Holdings Ltd. *	138,520	3,328,636
OneSpaWorld Holdings Ltd. *	21,793	215,315
Papa John’s International, Inc.	12,800	1,460,736
Penn National Gaming, Inc. *	57,144	3,907,507
Perdoceo Education Corp. *	25,565	303,201
Planet Fitness, Inc., Class A *	31,265	2,352,066
Playa Hotels & Resorts N.V. *	35,237	235,736
PlayAGS, Inc. *	15,284	118,604
Potbelly Corp. *	7,813	54,535
RCI Hospitality Holdings, Inc.	3,130	196,439
Red Robin Gourmet Burgers, Inc. *	5,262	138,022
Red Rock Resorts, Inc., Class A *	24,228	954,583
Regis Corp. *	10,203	81,318
Royal Caribbean Cruises Ltd. *	82,626	6,351,461
Rush Street Interactive, Inc. *	23,795	234,381
Ruth’s Hospitality Group, Inc. *	11,323	226,120
Scientific Games Corp., Class A *	21,305	1,314,732
SeaWorld Entertainment, Inc. *	19,316	915,772
Select Interior Concepts, Inc., Class A *	7,504	82,094
Service Corp. International	63,224	3,950,868
Shake Shack, Inc., Class A *	13,670	1,374,382
Six Flags Entertainment Corp. *	28,832	1,197,970
Starbucks Corp.	444,918	54,026,393
StoneMor, Inc. *	42,000	111,300
Strategic Education, Inc.	9,128	723,759
Stride, Inc. *	15,727	482,190
Target Hospitality Corp. *	11,875	42,513
Terminix Global Holdings, Inc. *	47,989	2,519,422
Texas Roadhouse, Inc.	24,469	2,255,308
Security	Number of Shares	Value ($)
The Cheesecake Factory, Inc. *	17,183	777,703
The ONE Group Hospitality, Inc. *	8,160	74,664
The Wendy’s Co.	65,797	1,527,148
Travel & Leisure Co.	32,095	1,662,521
Universal Technical Institute, Inc. *	13,059	79,399
Vail Resorts, Inc. *	15,101	4,608,825
Vivint Smart Home, Inc. *	18,947	232,480
Wingstop, Inc.	11,183	1,915,760
WW International, Inc. *	17,768	546,188
Wyndham Hotels & Resorts, Inc.	36,307	2,616,282
Wynn Resorts Ltd. *	40,278	3,960,536
XpresSpa Group, Inc. *(a)	36,286	58,783
Yum! Brands, Inc.	112,577	14,791,492
		375,982,675

Diversified Financials 5.1%
A-Mark Precious Metals, Inc.	3,214	163,721
ACRES Commercial Realty Corp. *	3,144	55,020
AFC Gamma, Inc.	2,667	56,754
Affiliated Managers Group, Inc.	16,174	2,562,609
AG Mortgage Investment Trust, Inc.	4,795	52,266
AGNC Investment Corp.	195,746	3,106,489
Alerus Financial Corp.	5,969	166,834
Ally Financial, Inc.	138,929	7,135,393
American Express Co.	245,495	41,864,262
Ameriprise Financial, Inc.	44,021	11,338,049
Annaly Capital Management, Inc.	522,899	4,439,413
Apollo Commercial Real Estate Finance, Inc.	47,722	726,329
Apollo Global Management, Inc.	80,650	4,747,059
Arbor Realty Trust, Inc.	46,493	849,892
Ares Commercial Real Estate Corp.	16,409	247,448
Ares Management Corp., Class A	42,117	3,015,998
Arlington Asset Investment Corp., Class A *	11,092	42,815
ARMOUR Residential REIT, Inc.	25,687	267,145
Artisan Partners Asset Management, Inc., Class A	23,750	1,142,138
Assetmark Financial Holdings, Inc. *	6,380	166,518
Atlanticus Holdings Corp. *	2,113	91,873
B. Riley Financial, Inc.	6,796	459,138
Berkshire Hathaway, Inc., Class B *	715,600	199,144,324
BGC Partners, Inc., Class A	130,024	695,628
BlackRock, Inc.	53,506	46,398,798
Blackstone Mortgage Trust, Inc., Class A	55,941	1,813,607
Blucora, Inc. *	18,439	310,882
Brightsphere Investment Group, Inc.	21,334	533,137
BrightSpire Capital, Inc.	30,690	291,862
Broadmark Realty Capital, Inc.	47,572	493,322
Cannae Holdings, Inc. *	32,809	1,090,899
Capital One Financial Corp.	170,204	27,521,987
Capstead Mortgage Corp.	40,081	255,316
Cboe Global Markets, Inc.	40,405	4,786,780
Cherry Hill Mortgage Investment Corp.	7,830	72,114
Chimera Investment Corp.	86,432	1,272,279
CME Group, Inc.	135,713	28,788,799
Cohen & Steers, Inc.	9,176	763,535
Coinbase Global, Inc., Class A *	10,278	2,431,569
Cowen, Inc., Class A	9,754	389,965
Credit Acceptance Corp. *	4,347	2,107,295
Curo Group Holdings Corp.	6,544	103,199
Diamond Hill Investment Group, Inc.	1,017	175,178
Discover Financial Services	115,467	14,354,857
Donnelley Financial Solutions, Inc. *	11,301	364,005
Dynex Capital, Inc.	12,576	219,451
Ellington Financial, Inc.	16,863	306,569
Encore Capital Group, Inc. *	11,491	543,984

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Enova International, Inc. *	13,257	438,674
Equitable Holdings, Inc.	145,162	4,481,151
Evercore, Inc., Class A	15,178	2,006,532
EZCORP, Inc., Class A *	20,871	119,382
FactSet Research Systems, Inc.	14,498	5,179,845
Federated Hermes, Inc.	36,529	1,185,001
FirstCash, Inc.	15,662	1,240,430
Focus Financial Partners, Inc., Class A *	18,695	959,614
Franklin Resources, Inc.	101,686	3,004,821
GAMCO Investors, Inc., Class A	2,160	58,190
GCM Grosvenor, Inc., Class A (a)	12,933	128,813
Granite Point Mortgage Trust, Inc.	19,886	280,591
Great Ajax Corp.	8,694	110,240
Green Dot Corp., Class A *	21,463	988,800
Greenhill & Co., Inc.	6,539	104,755
Hamilton Lane, Inc., Class A	12,332	1,146,876
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,393	1,669,522
Houlihan Lokey, Inc.	19,469	1,734,688
Interactive Brokers Group, Inc., Class A	30,170	1,866,316
Intercontinental Exchange, Inc.	212,499	25,463,755
Invesco Ltd.	145,710	3,552,410
Invesco Mortgage Capital, Inc. (a)	120,067	413,030
Janus Henderson Group plc	64,334	2,691,735
Jefferies Financial Group, Inc.	75,709	2,512,782
KKR & Co., Inc.	219,789	14,013,747
KKR Real Estate Finance Trust, Inc.	10,962	233,600
Ladder Capital Corp. REIT	46,541	531,498
Lazard Ltd., Class A	42,493	2,005,670
LendingClub Corp. *	36,543	891,649
LendingTree, Inc. *	4,249	829,490
LPL Financial Holdings, Inc.	29,942	4,223,020
Manning & Napier, Inc.	6,198	57,084
MarketAxess Holdings, Inc.	14,326	6,807,285
Marlin Business Services Corp.	4,000	90,240
Medallion Financial Corp. *	10,486	89,970
MFA Financial, Inc.	169,894	793,405
Moelis & Co., Class A	23,136	1,370,808
Moody’s Corp.	60,613	22,790,488
Morgan Stanley	561,860	53,927,323
Morningstar, Inc.	8,078	2,040,745
MSCI, Inc.	31,113	18,542,104
Nasdaq, Inc.	43,264	8,078,687
Navient Corp.	66,663	1,361,925
Nelnet, Inc., Class A	7,909	595,548
New Residential Investment Corp.	184,374	1,799,490
New York Mortgage Trust, Inc.	139,831	611,061
Nexpoint Real Estate Finance, Inc.	2,499	48,731
Northern Trust Corp.	78,385	8,845,747
OneMain Holdings, Inc.	34,425	2,099,925
Open Lending Corp., Class A *	36,430	1,384,340
Oportun Financial Corp. *	7,448	157,004
Oppenheimer Holdings, Inc., Class A	3,500	157,325
Orchid Island Capital, Inc. (a)	39,798	197,000
PennyMac Mortgage Investment Trust	37,370	736,936
Piper Sandler Cos.	5,479	672,219
PJT Partners, Inc., Class A	9,433	737,378
PRA Group, Inc. *	17,027	660,477
PROG Holdings, Inc.	26,189	1,146,293
Pzena Investment Management, Inc., Class A	8,825	101,046
Raymond James Financial, Inc.	46,302	5,995,183
Ready Capital Corp.	21,462	324,505
Redwood Trust, Inc.	42,844	508,558
Regional Management Corp.	4,209	217,732
S&P Global, Inc.	90,782	38,920,059
Safeguard Scientifics, Inc. *	7,000	54,320
Security	Number of Shares	Value ($)
Santander Consumer USA Holdings, Inc.	25,968	1,065,467
Sculptor Capital Management, Inc.	7,668	178,051
SEI Investments Co.	44,409	2,700,067
Silvercrest Asset Management Group, Inc., Class A	3,213	51,279
SLM Corp.	119,996	2,259,525
Starwood Property Trust, Inc.	107,682	2,802,962
State Street Corp.	131,910	11,494,637
StepStone Group, Inc.	10,038	456,829
Stifel Financial Corp.	40,850	2,718,159
StoneX Group, Inc. *	6,843	441,579
SWK Holdings Corp. *	4,879	86,749
Synchrony Financial	203,717	9,578,773
T. Rowe Price Group, Inc.	85,535	17,462,826
The Bank of New York Mellon Corp.	305,419	15,677,157
The Blackstone Group, Inc.	258,228	29,765,942
The Carlyle Group, Inc.	43,606	2,200,795
The Charles Schwab Corp. (c)	564,503	38,357,979
The Goldman Sachs Group, Inc.	128,363	48,120,721
TPG RE Finance Trust, Inc.	24,373	320,749
Tradeweb Markets, Inc., Class A	40,208	3,487,240
Two Harbors Investment Corp.	117,545	753,463
Upstart Holdings, Inc. *	6,327	764,049
Victory Capital Holdings, Inc., Class A	6,857	209,070
Virtu Financial, Inc., Class A	29,747	765,688
Virtus Investment Partners, Inc.	2,732	754,387
Voya Financial, Inc.	46,124	2,970,386
Western Asset Mortgage Capital Corp.	23,070	71,517
Westwood Holdings Group, Inc.	2,653	67,254
WisdomTree Investments, Inc.	44,030	272,105
World Acceptance Corp. *	1,492	282,838
		880,052,315

Energy 2.5%
Aemetis, Inc. *(a)	9,772	85,700
Alto Ingredients, Inc. *	22,969	121,736
Altus Midstream Co., Class A	894	57,082
American Resources Corp. *(a)	17,208	35,448
Amplify Energy Corp. *	11,998	39,473
Antero Midstream Corp.	105,956	1,006,582
Antero Resources Corp. *	104,412	1,420,003
APA Corp.	143,309	2,687,044
Arch Resources, Inc. *	5,535	363,760
Archrock, Inc.	48,281	415,699
Aspen Aerogels, Inc. *	11,592	436,439
Baker Hughes Co.	276,949	5,882,397
Battalion Oil Corp. *	4,955	63,969
Berry Corp.	29,940	166,167
Bonanza Creek Energy, Inc.	7,557	290,718
Brigham Minerals, Inc., Class A	13,791	270,855
Bristow Group, Inc. *	9,727	252,707
Cabot Oil & Gas Corp.	150,407	2,406,512
Cactus, Inc., Class A	20,103	724,512
Callon Petroleum Co. *	18,039	710,015
Centennial Resource Development, Inc., Class A *	71,408	372,036
Centrus Energy Corp., Class A *	3,210	74,440
ChampionX Corp. *	70,043	1,627,799
Cheniere Energy, Inc. *	86,849	7,376,086
Chevron Corp.	729,635	74,284,139
Cimarex Energy Co.	38,302	2,497,290
Clean Energy Fuels Corp. *	41,831	314,151
CNX Resources Corp. *	83,486	1,010,181
Comstock Resources, Inc. *	20,824	126,610
ConocoPhillips	509,400	28,556,964
CONSOL Energy, Inc. *	12,234	257,036
Contango Oil & Gas Co. *	51,964	198,503

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Continental Resources, Inc.	22,953	783,845
Core Laboratories N.V.	17,595	586,969
CVR Energy, Inc.	10,411	142,214
Delek US Holdings, Inc.	26,915	467,783
Denbury, Inc. *	18,524	1,217,212
Devon Energy Corp.	225,909	5,837,489
Diamondback Energy, Inc.	68,135	5,255,253
DMC Global, Inc. *	7,222	316,107
Dorian LPG Ltd. *	10,750	130,075
Dril-Quip, Inc. *	13,780	393,832
DTE Midstream LLC *	36,082	1,529,877
Earthstone Energy, Inc., Class A *	8,956	88,037
EOG Resources, Inc.	220,826	16,089,382
EQT Corp. *	107,653	1,979,739
Equitrans Midstream Corp.	150,913	1,240,505
Evolution Petroleum Corp.	8,679	36,625
Exterran Corp. *	9,906	43,388
Exxon Mobil Corp.	1,598,587	92,030,654
Falcon Minerals Corp.	13,000	62,010
Forum Energy Technologies, Inc. *	1,677	36,424
Frank’s International N.V. *	42,473	116,801
FTS International, Inc., Class A *	3,100	60,574
Geospace Technologies Corp. *	1,910	16,674
Gevo, Inc. *	68,238	415,569
Goodrich Petroleum Corp. *	5,280	84,586
Green Plains, Inc. *	15,631	552,712
Halliburton Co.	334,082	6,908,816
Helix Energy Solutions Group, Inc. *	52,600	218,290
Helmerich & Payne, Inc.	41,949	1,202,678
Hess Corp.	103,427	7,905,960
HollyFrontier Corp.	56,114	1,649,752
International Seaways, Inc.	15,176	249,645
Kinder Morgan, Inc.	735,726	12,786,918
Kosmos Energy Ltd. *	152,905	353,211
Laredo Petroleum, Inc. *	3,885	213,908
Liberty Oilfield Services, Inc., Class A *	36,097	367,828
Magnolia Oil & Gas Corp., Class A *	54,834	767,676
Mammoth Energy Services, Inc. *	15,843	57,985
Marathon Oil Corp.	302,040	3,500,644
Marathon Petroleum Corp.	240,683	13,290,515
Matador Resources Co.	41,517	1,282,875
Meta Materials, Inc. *	24,271	84,949
Murphy Oil Corp.	56,470	1,225,964
Nabors Industries Ltd. *	2,662	232,952
NACCO Industries, Inc., Class A	1,931	48,410
Natural Gas Services Group, Inc. *	4,213	42,130
New Fortress Energy, Inc.	18,571	562,887
Newpark Resources, Inc. *	39,958	129,064
NextDecade Corp. *	47,025	154,712
NexTier Oilfield Solutions, Inc. *	59,533	227,416
Northern Oil and Gas, Inc.	17,510	302,398
NOV, Inc. *	146,033	2,016,716
Oasis Petroleum, Inc.	7,358	674,802
Occidental Petroleum Corp.	316,352	8,256,787
Oceaneering International, Inc. *	38,405	509,250
Oil States International, Inc. *	23,526	133,157
ONEOK, Inc.	167,839	8,722,593
Overseas Shipholding Group, Inc., Class A *	35,882	95,446
Ovintiv, Inc.	99,095	2,542,778
Par Pacific Holdings, Inc. *	18,182	297,821
Patterson-UTI Energy, Inc.	71,523	573,614
PBF Energy, Inc., Class A *	37,469	343,591
PDC Energy, Inc.	37,707	1,491,312
Peabody Energy Corp. *	28,042	328,372
Penn Virginia Corp. *	6,227	115,137
Phillips 66	166,302	12,211,556
PHX Minerals, Inc.	15,433	46,608
Pioneer Natural Resources Co.	87,683	12,746,478
Security	Number of Shares	Value ($)
ProPetro Holding Corp. *	28,649	216,300
Range Resources Corp. *	97,552	1,485,717
Renewable Energy Group, Inc. *	17,814	1,091,108
REX American Resources Corp. *	2,050	168,100
Ring Energy, Inc. *	39,328	105,399
RPC, Inc. *	24,498	102,892
SandRidge Energy, Inc. *	8,633	51,625
Schlumberger N.V.	529,382	15,262,083
SEACOR Marine Holdings, Inc. *	10,065	39,052
Select Energy Services, Inc., Class A *	23,759	141,366
SilverBow Resources, Inc. *	3,569	70,738
SM Energy Co.	41,164	769,767
Solaris Oilfield Infrastructure, Inc., Class A	12,245	106,532
Southwestern Energy Co. *	246,501	1,161,020
Talos Energy, Inc. *	12,183	140,592
Targa Resources Corp.	86,584	3,646,052
TechnipFMC plc *	156,781	1,131,959
Tellurian, Inc. *	101,277	381,814
TETRA Technologies, Inc. *	48,014	148,363
Texas Pacific Land Corp.	2,919	4,356,753
The Williams Cos., Inc.	457,256	11,454,263
Tidewater, Inc. *	15,672	177,407
Transocean Ltd. *	222,670	803,839
Uranium Energy Corp. *	92,553	200,840
US Silica Holdings, Inc. *	28,760	290,476
VAALCO Energy, Inc. *	20,055	57,157
Valero Energy Corp.	155,151	10,390,462
Vertex Energy, Inc. *	10,295	88,640
Vine Energy, Inc., Class A *	9,100	127,491
W&T Offshore, Inc. *	35,738	144,739
Whiting Petroleum Corp. *	14,719	690,321
World Fuel Services Corp.	23,821	820,872
		424,343,729

Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A (a)	18,887	407,959
BJ’s Wholesale Club Holdings, Inc. *	51,484	2,607,150
Casey’s General Stores, Inc.	14,104	2,788,502
Costco Wholesale Corp.	166,893	71,717,260
Grocery Outlet Holding Corp. *	34,090	1,129,061
HF Foods Group, Inc. *	16,494	85,274
Ingles Markets, Inc., Class A	5,108	305,254
Natural Grocers by Vitamin Cottage, Inc.	4,797	53,630
Performance Food Group Co. *	49,858	2,284,494
PriceSmart, Inc.	8,668	777,866
Rite Aid Corp. *	19,716	299,683
SpartanNash, Co.	13,213	256,993
Sprouts Farmers Market, Inc. *	44,039	1,082,479
Sysco Corp.	193,706	14,372,985
The Andersons, Inc.	11,237	300,028
The Chefs’ Warehouse, Inc. *	12,583	363,900
The Kroger Co.	285,025	11,600,517
U.S. Foods Holding Corp. *	83,016	2,850,769
United Natural Foods, Inc. *	21,599	715,359
Village Super Market, Inc., Class A	3,931	88,644
Walgreens Boots Alliance, Inc.	271,652	12,808,392
Walmart, Inc.	517,953	73,834,200
Weis Markets, Inc.	7,027	369,972
		201,100,371

Food, Beverage & Tobacco 2.7%
22nd Century Group, Inc. *	63,189	202,837
Alico, Inc.	2,213	83,673
Altria Group, Inc.	698,521	33,556,949
AppHarvest, Inc. *(a)	22,343	266,329

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Archer-Daniels-Midland Co.	211,052	12,604,025
B&G Foods, Inc. (a)	26,269	754,446
Beyond Meat, Inc. *	18,642	2,287,373
Brown-Forman Corp., Class A	20,775	1,389,640
Brown-Forman Corp., Class B	69,124	4,902,274
Bunge Ltd.	54,357	4,219,734
Cal-Maine Foods, Inc.	14,423	503,218
Calavo Growers, Inc.	6,100	343,674
Campbell Soup Co.	76,675	3,352,231
Celsius Holdings, Inc. *	12,263	841,610
Coca-Cola Consolidated, Inc.	1,952	779,141
Conagra Brands, Inc.	180,080	6,030,879
Constellation Brands, Inc., Class A	63,838	14,321,417
Darling Ingredients, Inc. *	62,067	4,286,968
Farmer Brothers Co. *	4,500	43,605
Flowers Foods, Inc.	74,361	1,751,945
Fresh Del Monte Produce, Inc.	11,734	362,111
Freshpet, Inc. *	16,068	2,353,159
General Mills, Inc.	230,915	13,591,657
Hormel Foods Corp.	106,685	4,948,050
Hostess Brands, Inc. *	48,698	783,551
Ingredion, Inc.	25,081	2,202,363
J&J Snack Foods Corp.	5,741	943,706
John B. Sanfilippo & Son, Inc.	3,277	302,664
Kellogg Co.	96,177	6,093,775
Keurig Dr Pepper, Inc.	219,586	7,731,623
Laird Superfood, Inc. *(a)	1,284	35,824
Lamb Weston Holdings, Inc.	55,084	3,677,959
Lancaster Colony Corp.	7,363	1,456,917
Landec Corp. *	9,100	99,554
Limoneira Co.	7,226	129,418
McCormick & Co., Inc. - Non Voting Shares	93,741	7,890,180
MGP Ingredients, Inc.	4,943	294,850
Mission Produce, Inc. *	3,494	67,679
Molson Coors Beverage Co., Class B *	72,035	3,521,791
Mondelez International, Inc., Class A	530,058	33,531,469
Monster Beverage Corp. *	139,863	13,191,878
National Beverage Corp.	8,887	403,292
NewAge, Inc. *(a)	43,967	83,977
PepsiCo, Inc.	521,734	81,886,151
Philip Morris International, Inc.	588,142	58,867,133
Pilgrim’s Pride Corp. *	17,681	391,634
Post Holdings, Inc. *	22,228	2,274,813
Reed’s, Inc. *	48,081	37,974
S&W Seed Co. *	15,994	53,100
Sanderson Farms, Inc.	7,649	1,429,139
Seaboard Corp.	95	390,450
Seneca Foods Corp., Class A *	2,612	142,981
Tattooed Chef, Inc. *(a)	14,889	293,611
The Alkaline Water Co., Inc. *	39,797	78,002
The Boston Beer Co., Inc., Class A *	3,473	2,465,830
The Coca-Cola Co.	1,464,004	83,492,148
The Duckhorn Portfolio, Inc. *	7,724	169,696
The Hain Celestial Group, Inc. *	30,287	1,208,754
The Hershey Co.	54,976	9,834,107
The JM Smucker Co.	41,229	5,405,534
The Kraft Heinz Co.	246,197	9,471,199
The Simply Good Foods Co. *	31,972	1,198,311
Tootsie Roll Industries, Inc.	8,093	278,318
TreeHouse Foods, Inc. *	21,605	959,262
Turning Point Brands, Inc.	4,660	247,073
Tyson Foods, Inc., Class A	111,283	7,952,283
Universal Corp.	9,019	470,431
Utz Brands, Inc.	21,110	477,930
Vector Group Ltd.	47,512	634,760
Security	Number of Shares	Value ($)
Vital Farms, Inc. *	5,325	92,708
Whole Earth Brands, Inc. *	13,486	173,430
		466,596,177

Health Care Equipment & Services 6.3%
1Life Healthcare, Inc. *	29,596	800,276
Abbott Laboratories	670,952	81,171,773
ABIOMED, Inc. *	17,078	5,586,897
Acadia Healthcare Co., Inc. *	33,327	2,056,942
Accelerate Diagnostics, Inc. *	15,905	118,651
Accolade, Inc. *	6,305	295,137
Accuray, Inc. *	36,635	150,203
Acutus Medical, Inc. *	4,525	69,685
AdaptHealth Corp. *	35,908	803,980
Addus HomeCare Corp. *	5,955	516,834
Aethlon Medical, Inc. *	7,557	37,029
Agiliti, Inc. *	10,454	204,794
agilon health, Inc. *	17,604	647,651
Align Technology, Inc. *	27,248	18,959,158
Alignment Healthcare, Inc. *	10,759	224,110
Allscripts Healthcare Solutions, Inc. *	53,919	920,937
Alphatec Holdings, Inc. *	21,811	321,494
Amedisys, Inc. *	12,590	3,281,206
American Well Corp., Class A *	23,258	270,956
AmerisourceBergen Corp.	56,424	6,893,320
AMN Healthcare Services, Inc. *	17,656	1,775,487
AngioDynamics, Inc. *	14,651	390,156
Anthem, Inc.	92,349	35,462,939
Apollo Endosurgery, Inc. *	6,287	50,862
Apollo Medical Holdings, Inc. *	4,987	440,701
Apria, Inc. *	3,005	94,748
Apyx Medical Corp. *	12,488	112,392
Asensus Surgical, Inc. *	88,226	206,449
Aspira Women’s Health, Inc. *	21,808	97,700
AtriCure, Inc. *	17,256	1,457,442
Atrion Corp.	528	332,080
Avanos Medical, Inc. *	18,399	698,058
Aveanna Healthcare Holdings, Inc. *	14,959	154,676
Avinger, Inc. *	36,388	34,387
AxoGen, Inc. *	12,561	255,868
Axonics, Inc. *	13,193	896,464
Baxter International, Inc.	189,846	14,684,588
Becton, Dickinson & Co.	109,831	28,089,278
Beyond Air, Inc. *	11,240	88,571
Biolase, Inc. *	58,873	33,693
BioLife Solutions, Inc. *	12,282	576,026
BioSig Technologies, Inc. *(a)	8,008	27,147
Bioventus, Inc., Class A *	3,480	54,253
Boston Scientific Corp. *	536,603	24,469,097
Brookdale Senior Living, Inc. *	69,175	520,196
Butterfly Network, Inc. *(a)	48,771	523,801
Cardinal Health, Inc.	110,227	6,545,279
Cardiovascular Systems, Inc. *	15,854	638,758
Castle Biosciences, Inc. *	6,726	469,811
Castlight Health, Inc., Class B *	44,317	103,259
Centene Corp. *	220,493	15,128,025
Cerner Corp.	114,316	9,189,863
Certara, Inc. *	16,000	435,360
Cerus Corp. *	68,190	343,678
Change Healthcare, Inc. *	85,781	1,862,306
Chemed Corp.	6,181	2,942,280
Cigna Corp.	129,441	29,705,415
ClearPoint Neuro, Inc. *	6,306	140,182
Clover Health Investments Corp. *(a)	41,322	333,469
Co-Diagnostics, Inc. *(a)	11,070	111,918
Community Health Systems, Inc. *	46,931	625,121
Computer Programs & Systems, Inc.	5,037	159,018
Conformis, Inc. *	77,113	114,898

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CONMED Corp.	10,960	1,511,822
CorVel Corp. *	3,409	480,055
Covetrus, Inc. *	38,112	970,332
Cross Country Healthcare, Inc. *	12,613	207,105
CryoLife, Inc. *	14,283	385,641
CryoPort, Inc. *	17,449	1,076,952
Cutera, Inc. *	6,934	360,221
CVS Health Corp.	496,791	40,915,707
CytoSorbents Corp. *	15,994	121,714
Danaher Corp.	239,780	71,332,152
DarioHealth Corp. *	5,649	83,831
DaVita, Inc. *	26,448	3,180,372
Dentsply Sirona, Inc.	82,667	5,459,329
DexCom, Inc. *	36,599	18,867,150
Eargo, Inc. *	3,878	139,608
Edwards Lifesciences Corp. *	234,747	26,355,046
Encompass Health Corp.	37,609	3,130,949
Envista Holdings Corp. *	60,615	2,611,294
Enzo Biochem, Inc. *	13,471	43,915
Evolent Health, Inc., Class A *	29,477	676,202
Exagen, Inc. *	4,095	48,812
Five Star Senior Living, Inc. *	5,708	32,421
Forian, Inc. *	7,513	80,239
Fulgent Genetics, Inc. *	6,943	640,492
Glaukos Corp. *	17,443	889,593
Globus Medical, Inc., Class A *	28,871	2,401,201
GoodRx Holdings, Inc. *	23,676	759,289
Guardant Health, Inc. *	32,806	3,602,099
Haemonetics Corp. *	18,956	1,152,335
Hanger, Inc. *	13,820	339,143
HCA Healthcare, Inc.	99,247	24,633,105
Health Catalyst, Inc. *	12,286	713,325
HealthEquity, Inc. *	31,293	2,315,056
HealthStream, Inc. *	9,595	280,270
Henry Schein, Inc. *	53,172	4,261,736
Heska Corp. *	3,707	892,275
Hill-Rom Holdings, Inc.	25,163	3,484,069
Hims & Hers Health, Inc. *	24,601	194,594
Hologic, Inc. *	97,133	7,288,860
Humana, Inc.	48,680	20,730,865
ICAD, Inc. *	9,349	137,056
ICU Medical, Inc. *	7,424	1,509,225
IDEXX Laboratories, Inc. *	32,220	21,862,237
Inari Medical, Inc. *	2,966	266,317
InfuSystem Holdings, Inc. *	7,155	130,579
Innovage Holding Corp. *	7,015	118,273
Inogen, Inc. *	6,823	544,271
Inovalon Holdings, Inc., Class A *	29,186	1,105,566
Inspire Medical Systems, Inc. *	10,448	1,913,656
Insulet Corp. *	24,914	6,968,197
Integer Holdings Corp. *	12,885	1,261,313
Integra LifeSciences Holdings Corp. *	26,410	1,911,820
Intersect ENT, Inc. *	12,050	281,367
IntriCon Corp. *	2,619	62,856
Intuitive Surgical, Inc. *	44,735	44,352,963
Invacare Corp. *	17,363	125,534
iRadimed Corp. *	3,278	110,337
iRhythm Technologies, Inc. *	11,299	577,605
Laboratory Corp. of America Holdings *	36,925	10,935,339
Lantheus Holdings, Inc. *	26,207	685,837
LeMaitre Vascular, Inc.	6,402	348,653
LENSAR, Inc. *	5,989	48,691
LHC Group, Inc. *	11,891	2,558,705
LivaNova plc *	18,453	1,592,494
Magellan Health, Inc. *	8,637	814,642
Masimo Corp. *	19,070	5,194,477
McKesson Corp.	59,803	12,189,645
MEDNAX, Inc. *	32,861	956,912
Security	Number of Shares	Value ($)
Medtronic plc	507,418	66,629,058
Meridian Bioscience, Inc. *	16,420	336,610
Merit Medical Systems, Inc. *	18,408	1,290,217
Mesa Laboratories, Inc.	2,027	596,972
Misonix, Inc. *	4,709	124,977
ModivCare, Inc. *	4,538	771,460
Molina Healthcare, Inc. *	21,957	5,994,481
Multiplan Corp. *	95,617	769,717
NantHealth, Inc. *	15,421	30,842
National HealthCare Corp.	5,164	400,985
National Research Corp.	5,356	282,690
Natus Medical, Inc. *	13,282	354,629
Nemaura Medical, Inc. *(a)	3,832	29,047
Neogen Corp. *	40,638	1,770,191
Neuronetics, Inc. *	13,837	183,479
NeuroPace, Inc. *	2,684	57,169
Nevro Corp. *	13,398	2,076,690
NextGen Healthcare, Inc. *	20,592	334,002
Novocure Ltd. *	32,255	4,967,593
NuVasive, Inc. *	19,837	1,268,576
Omnicell, Inc. *	16,100	2,358,650
Ontrak, Inc. *(a)	2,607	70,415
OptimizeRx Corp. *	4,843	267,673
Option Care Health, Inc. *	38,180	791,090
OraSure Technologies, Inc. *	25,771	303,840
Ortho Clinical Diagnostics Holdings plc *	29,325	658,933
Orthofix Medical, Inc. *	7,486	297,494
OrthoPediatrics Corp. *	4,920	309,173
Outset Medical, Inc. *	7,084	290,161
Owens & Minor, Inc.	28,289	1,308,366
Patterson Cos., Inc.	34,161	1,063,432
PAVmed, Inc. *	28,787	197,767
Penumbra, Inc. *	13,000	3,460,990
PetIQ, Inc. *	9,670	341,931
Phreesia, Inc. *	13,948	953,346
Precipio, Inc. *	12,738	39,615
Premier, Inc., Class A	27,345	974,576
Privia Health Group, Inc. *	7,627	316,520
Pro-Dex, Inc. *	376	11,536
Progyny, Inc. *	14,202	790,909
Pulmonx Corp. *	3,922	155,547
Pulse Biosciences, Inc. *(a)	5,314	108,937
Quest Diagnostics, Inc.	49,158	6,970,604
Quidel Corp. *	14,846	2,100,264
Quotient Ltd. *	33,853	115,439
R1 RCM, Inc. *	53,048	1,135,758
RadNet, Inc. *	15,988	587,399
Repro-Med Systems, Inc. *	13,520	46,103
ResMed, Inc.	55,091	14,973,734
Retractable Technologies, Inc. *	5,101	60,039
Schrodinger, Inc. *	13,939	943,252
SeaSpine Holdings Corp. *	11,635	227,930
Second Sight Medical Products, Inc. *(a)	5,017	19,165
Select Medical Holdings Corp.	40,348	1,591,729
Senseonics Holdings, Inc. *	128,719	395,167
Sharps Compliance Corp. *	4,490	44,810
Shockwave Medical, Inc. *	12,105	2,203,110
SI-BONE, Inc. *	10,042	304,674
Sientra, Inc. *	21,118	174,223
Signify Health, Inc., Class A *	8,648	227,615
Silk Road Medical, Inc. *	12,749	639,745
Simulations Plus, Inc.	5,879	277,430
SmileDirectClub, Inc. *	32,360	228,462
SOC Telemed, Inc. *(a)	25,093	115,177
Soliton, Inc. *(a)	4,273	93,707
STAAR Surgical Co. *	17,594	2,250,624
Stereotaxis, Inc. *	22,696	206,761

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
STERIS plc	36,829	8,026,881
Stryker Corp.	123,595	33,486,829
Surgalign Holdings, Inc. *	41,383	45,107
Surgery Partners, Inc. *	11,462	625,367
Surmodics, Inc. *	5,273	290,595
Tabula Rasa HealthCare, Inc. *	8,992	386,296
Tactile Systems Technology, Inc. *	7,843	384,150
Talis Biomedical Corp. *	5,390	55,517
Tandem Diabetes Care, Inc. *	23,488	2,552,441
Teladoc Health, Inc. *	49,527	7,352,286
Teleflex, Inc.	17,663	7,019,806
Tenet Healthcare Corp. *	40,372	2,900,324
The Cooper Cos., Inc.	18,580	7,836,487
The Ensign Group, Inc.	19,279	1,640,065
The Joint Corp. *	4,872	384,839
The Pennant Group, Inc. *	10,680	365,470
Tivity Health, Inc. *	13,578	340,536
TransMedics Group, Inc. *	10,182	290,391
Treace Medical Concepts, Inc. *	4,498	136,109
Triple-S Management Corp., Class B *	9,507	231,305
U.S. Physical Therapy, Inc.	4,950	584,892
UnitedHealth Group, Inc.	356,202	146,833,588
Universal Health Services, Inc., Class B	29,878	4,792,730
Utah Medical Products, Inc.	1,365	122,031
Vapotherm, Inc. *	9,450	244,377
Varex Imaging Corp. *	14,217	388,124
Veeva Systems, Inc., Class A *	51,881	17,261,327
ViewRay, Inc. *	47,456	315,108
Vocera Communications, Inc. *	13,502	566,544
VolitionRX Ltd. *	15,384	48,921
West Pharmaceutical Services, Inc.	27,892	11,483,973
Zimmer Biomet Holdings, Inc.	78,684	12,858,539
Zomedica Corp. *	343,967	209,270
Zosano Pharma Corp. *	42,437	32,252
Zynex, Inc. *(a)	6,859	95,272
		1,084,381,431

Household & Personal Products 1.4%
BellRing Brands, Inc., Class A *	15,468	511,527
Central Garden & Pet Co. *	3,365	162,496
Central Garden & Pet Co., Class A *	14,806	641,248
Church & Dwight Co., Inc.	92,494	8,008,131
Colgate-Palmolive Co.	318,398	25,312,641
Coty, Inc., Class A *	105,208	918,466
Edgewell Personal Care Co.	21,637	888,848
elf Beauty, Inc. *	14,984	413,708
Energizer Holdings, Inc.	21,526	922,389
Herbalife Nutrition Ltd. *	32,938	1,677,862
Inter Parfums, Inc.	6,562	504,421
Kimberly-Clark Corp.	127,434	17,295,342
LifeMD, Inc. *	6,495	63,716
Lifevantage Corp. *	7,316	59,406
Medifast, Inc.	4,479	1,278,799
Nature’s Sunshine Products, Inc.	7,784	136,921
Nu Skin Enterprises, Inc., Class A	18,845	1,011,788
Oil-Dri Corp. of America	2,782	98,956
Revlon, Inc., Class A *	3,086	33,637
Reynolds Consumer Products, Inc.	20,311	577,848
Spectrum Brands Holdings, Inc.	14,158	1,236,701
The Beauty Health Co. *	30,318	532,384
The Clorox Co.	47,288	8,553,926
The Estee Lauder Cos., Inc., Class A	87,465	29,198,441
The Honest Co., Inc. *	9,882	142,004
The Procter & Gamble Co.	924,050	131,427,632
USANA Health Sciences, Inc. *	4,282	407,946
Security	Number of Shares	Value ($)
Veru, Inc. *	22,412	153,970
WD-40 Co.	5,334	1,296,109
		233,467,263

Insurance 2.0%
Aflac, Inc.	238,138	13,097,590
Alleghany Corp. *	5,247	3,479,286
Ambac Financial Group, Inc. *	18,028	261,767
American Equity Investment Life Holding Co.	35,027	1,124,016
American Financial Group, Inc.	25,747	3,256,738
American International Group, Inc.	325,599	15,417,113
American National Group, Inc.	3,603	594,423
AMERISAFE, Inc.	7,229	413,499
Aon plc, Class A	85,167	22,145,975
Arch Capital Group Ltd. *	151,609	5,912,751
Argo Group International Holdings Ltd.	13,686	713,451
Arthur J. Gallagher & Co.	77,280	10,765,877
Assurant, Inc.	22,988	3,627,736
Assured Guaranty Ltd.	28,008	1,339,062
Athene Holding Ltd., Class A *	46,787	3,023,376
Axis Capital Holdings Ltd.	31,198	1,587,042
Brighthouse Financial, Inc. *	32,927	1,417,837
Brown & Brown, Inc.	88,114	4,793,402
BRP Group, Inc., Class A *	18,005	490,816
Chubb Ltd.	169,616	28,621,004
Cincinnati Financial Corp.	57,115	6,732,716
Citizens, Inc. *	15,644	83,852
CNA Financial Corp.	10,724	471,963
CNO Financial Group, Inc.	49,726	1,135,742
Crawford & Co., Class A	11,524	121,809
Donegal Group, Inc., Class A	5,782	89,448
eHealth, Inc. *	9,731	506,109
Employers Holdings, Inc.	10,575	439,074
Enstar Group Ltd. *	4,865	1,250,402
Erie Indemnity Co., Class A	9,596	1,774,204
Everest Re Group Ltd.	15,138	3,827,341
Fidelity National Financial, Inc.	108,454	4,838,133
First American Financial Corp.	41,862	2,817,731
Genworth Financial, Inc., Class A *	187,366	625,802
Globe Life, Inc.	35,529	3,308,105
GoHealth, Inc., Class A *	20,415	179,652
Goosehead Insurance, Inc., Class A	6,197	744,817
Greenlight Capital Re Ltd., Class A *	12,115	106,612
HCI Group, Inc.	2,337	234,822
Heritage Insurance Holdings, Inc.	9,756	71,609
Horace Mann Educators Corp.	16,852	670,878
Independence Holding Co.	3,476	155,516
Investors Title Co.	697	116,071
James River Group Holdings Ltd.	14,221	517,360
Kemper Corp.	22,543	1,488,063
Kinsale Capital Group, Inc.	8,045	1,437,199
Lemonade, Inc. *	6,615	575,902
Lincoln National Corp.	66,991	4,127,985
Loews Corp.	84,675	4,541,120
Maiden Holdings Ltd. *	32,952	111,378
Markel Corp. *	5,195	6,266,053
Marsh & McLennan Cos., Inc.	191,465	28,187,477
MBIA, Inc. *	19,104	249,307
Mercury General Corp.	9,807	596,560
MetLife, Inc.	281,580	16,247,166
MetroMile, Inc. *(a)	26,555	188,275
National Western Life Group, Inc., Class A	895	186,062
NI Holdings, Inc. *	2,860	56,542
Old Republic International Corp.	105,246	2,595,366
Oscar Health, Inc., Class A *	14,534	246,061
Palomar Holdings, Inc. *	8,409	684,745

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Primerica, Inc.	14,796	2,163,471
Principal Financial Group, Inc.	94,513	5,872,093
ProAssurance Corp.	20,514	416,024
Prudential Financial, Inc.	149,175	14,959,269
Reinsurance Group of America, Inc.	25,688	2,830,304
RenaissanceRe Holdings Ltd.	18,543	2,831,331
RLI Corp.	14,962	1,621,582
Root, Inc., Class A *(a)	21,185	161,642
Safety Insurance Group, Inc.	5,451	417,656
Selective Insurance Group, Inc.	22,517	1,831,758
Selectquote, Inc. *	16,218	288,680
SiriusPoint Ltd. *	27,653	270,999
State Auto Financial Corp.	7,642	382,100
Stewart Information Services Corp.	10,208	602,374
The Allstate Corp.	112,902	14,682,905
The Hanover Insurance Group, Inc.	13,580	1,845,522
The Hartford Financial Services Group, Inc.	134,664	8,567,324
The Progressive Corp.	221,162	21,045,776
The Travelers Cos., Inc.	95,004	14,147,996
Tiptree, Inc.	7,504	72,113
Trean Insurance Group, Inc. *	4,070	54,904
Trupanion, Inc. *	12,620	1,451,552
United Fire Group, Inc.	7,779	193,853
United Insurance Holdings Corp.	6,439	28,203
Universal Insurance Holdings, Inc.	16,820	238,171
Unum Group	78,295	2,145,283
W.R. Berkley Corp.	53,069	3,883,059
White Mountains Insurance Group Ltd.	1,198	1,355,621
Willis Towers Watson plc	48,773	10,051,140
		335,100,495

Materials 2.8%
Advanced Emissions Solutions, Inc. *	5,901	44,376
AdvanSix, Inc. *	10,189	340,822
Air Products & Chemicals, Inc.	83,540	24,312,646
Albemarle Corp.	43,971	9,059,785
Alcoa Corp. *	70,964	2,849,205
Allegheny Technologies, Inc. *	48,560	996,937
Alpha Metallurgical Resources, Inc. *	6,988	194,756
Amcor plc	579,246	6,696,084
American Vanguard Corp.	9,646	159,255
Amyris, Inc. *	69,906	1,019,229
AptarGroup, Inc.	24,973	3,219,519
Arconic Corp. *	39,241	1,410,322
Ashland Global Holdings, Inc.	20,444	1,739,171
Avery Dennison Corp.	31,157	6,564,157
Avient Corp.	34,375	1,667,875
Axalta Coating Systems Ltd. *	77,407	2,329,951
Balchem Corp.	12,286	1,657,259
Ball Corp.	124,135	10,040,039
Berry Global Group, Inc. *	50,512	3,247,416
Cabot Corp.	21,554	1,186,763
Carpenter Technology Corp.	17,681	674,530
Celanese Corp.	42,187	6,571,469
Century Aluminum Co. *	22,225	323,596
CF Industries Holdings, Inc.	81,165	3,835,046
Chase Corp.	2,673	311,485
Clearwater Paper Corp. *	6,468	190,741
Cleveland-Cliffs, Inc. *	173,787	4,344,675
Coeur Mining, Inc. *	96,888	730,536
Commercial Metals Co.	45,746	1,500,469
Compass Minerals International, Inc.	12,596	863,582
Comstock Mining, Inc. *	14,983	48,095
Corteva, Inc.	278,272	11,904,476
Crown Holdings, Inc.	50,657	5,053,542
Danimer Scientific, Inc. *	22,744	379,370
Diversey Holdings Ltd. *	17,241	287,580
Security	Number of Shares	Value ($)
Domtar Corp. *	18,771	1,030,716
Dow, Inc.	283,016	17,592,275
DuPont de Nemours, Inc.	201,278	15,105,914
Eagle Materials, Inc.	16,007	2,262,109
Eastman Chemical Co.	51,455	5,800,008
Ecolab, Inc.	93,831	20,720,700
Ecovyst, Inc.	20,989	326,589
Element Solutions, Inc.	81,368	1,903,198
Ferro Corp. *	30,061	625,269
Flotek Industries, Inc. *	39,782	69,618
FMC Corp.	49,305	5,273,170
Forterra, Inc. *	6,950	163,950
Freeport-McMoRan, Inc.	553,840	21,101,304
FutureFuel Corp.	9,399	79,891
Gatos Silver, Inc. *	8,000	109,120
GCP Applied Technologies, Inc. *	17,552	408,084
Glatfelter Corp.	15,480	235,760
Gold Resource Corp.	34,097	71,945
Graphic Packaging Holding Co.	105,997	2,031,962
Greif, Inc., Class A	11,764	713,134
H.B. Fuller Co.	19,193	1,240,252
Hawkins, Inc.	7,358	267,169
Haynes International, Inc.	5,389	203,327
Hecla Mining Co.	197,918	1,324,071
Huntsman Corp.	78,258	2,066,794
Hycroft Mining Holding Corp. *(a)	14,727	33,872
Ingevity Corp. *	14,839	1,260,425
Innospec, Inc.	9,038	799,411
International Flavors & Fragrances, Inc.	94,043	14,166,637
International Paper Co.	148,451	8,574,530
Intrepid Potash, Inc. *	3,965	120,139
Kaiser Aluminum Corp.	6,085	740,423
Koppers Holdings, Inc. *	7,565	232,321
Kraton Corp. *	11,677	445,945
Kronos Worldwide, Inc.	9,190	127,833
Linde plc	196,130	60,288,401
Livent Corp. *	59,440	1,159,674
Loop Industries, Inc. *(a)	10,630	111,402
Louisiana-Pacific Corp.	37,878	2,099,956
LSB Industries, Inc. *	5,600	49,280
LyondellBasell Industries N.V., Class A	96,962	9,631,235
Marrone Bio Innovations, Inc. *	45,317	56,646
Martin Marietta Materials, Inc.	23,551	8,556,078
Materion Corp.	7,950	567,312
McEwen Mining, Inc. *	126,062	151,274
Mercer International, Inc.	14,607	169,879
Minerals Technologies, Inc.	12,391	994,006
MP Materials Corp. *(a)	25,023	941,365
Myers Industries, Inc.	14,310	303,086
Neenah, Inc.	6,513	327,408
NewMarket Corp.	2,823	891,814
Newmont Corp.	301,754	18,956,186
Northern Technologies International Corp.	4,330	80,884
Nucor Corp.	113,389	11,794,724
O-I Glass, Inc. *	60,785	899,010
Olin Corp.	53,457	2,514,083
Olympic Steel, Inc.	4,090	123,191
Orion Engineered Carbons S.A. *	27,400	495,392
Packaging Corp. of America	35,982	5,091,453
Pactiv Evergreen, Inc.	17,554	254,006
PPG Industries, Inc.	89,579	14,647,958
PureCycle Technologies, Inc. *	27,778	411,392
Quaker Chemical Corp.	4,934	1,242,085
Ranpak Holdings Corp. *	15,372	393,831
Rayonier Advanced Materials, Inc. *	21,499	149,848
Reliance Steel & Aluminum Co.	23,765	3,734,670
Resolute Forest Products, Inc.	28,247	337,269
Royal Gold, Inc.	24,752	3,007,863

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RPM International, Inc.	48,824	4,227,670
Ryerson Holding Corp. *	7,270	114,357
Schnitzer Steel Industries, Inc., Class A	10,249	537,253
Schweitzer-Mauduit International, Inc.	11,854	466,218
Sealed Air Corp.	57,692	3,274,021
Sensient Technologies Corp.	15,941	1,389,736
Silgan Holdings, Inc.	29,992	1,215,276
Sonoco Products Co.	37,520	2,393,401
Steel Dynamics, Inc.	76,262	4,915,086
Stepan Co.	8,722	1,028,760
Summit Materials, Inc., Class A *	43,943	1,476,485
SunCoke Energy, Inc.	29,816	230,478
Synalloy Corp. *	4,265	41,840
The Chemours Co.	61,658	2,050,128
The Mosaic Co.	131,662	4,111,804
The Scotts Miracle-Gro Co.	15,479	2,739,164
The Sherwin-Williams Co.	90,289	26,276,808
TimkenSteel Corp. *	14,771	196,897
Trecora Resources *	10,224	80,974
Tredegar Corp.	10,770	140,764
Trinseo S.A.	16,114	875,957
Tronox Holdings plc, Class A	41,756	769,563
UFP Technologies, Inc. *	3,173	189,682
United States Lime & Minerals, Inc.	712	98,968
United States Steel Corp.	102,104	2,703,714
Universal Stainless & Alloy Products, Inc. *	5,040	56,801
US Concrete, Inc. *	6,218	452,733
Valvoline, Inc.	67,602	2,074,029
Venator Materials plc *	22,587	71,601
Verso Corp., Class A	12,685	241,269
Vulcan Materials Co.	50,034	9,005,620
W.R. Grace & Co.	23,501	1,635,670
Warrior Met Coal, Inc.	18,646	348,121
Westlake Chemical Corp.	12,996	1,077,628
WestRock Co.	99,955	4,918,786
Worthington Industries, Inc.	13,391	856,622
Zymergen, Inc. *	6,056	210,688
		475,909,857

Media & Entertainment 9.1%
Activision Blizzard, Inc.	293,608	24,551,501
Advantage Solutions, Inc. *	41,561	406,467
Alphabet, Inc., Class A *	113,546	305,953,103
Alphabet, Inc., Class C *	107,508	290,746,785
Altice USA, Inc., Class A *	86,798	2,667,303
AMC Entertainment Holdings, Inc., Class A *(a)	189,663	7,021,324
AMC Networks, Inc., Class A *	11,723	586,619
Angi, Inc. *	31,682	364,660
Boston Omaha Corp., Class A *	6,182	202,213
Bumble, Inc., Class A *	19,499	992,109
Cable One, Inc.	2,045	3,860,940
Cardlytics, Inc. *	12,282	1,547,041
Cargurus, Inc. *	35,059	1,002,687
Cars.com, Inc. *	24,524	296,250
Charter Communications, Inc., Class A *	51,996	38,687,624
Chicken Soup For The Soul Entertainment, Inc. *	2,657	95,333
Cinedigm Corp., Class A *	23,490	37,819
Cinemark Holdings, Inc. *	41,667	647,089
Clear Channel Outdoor Holdings, Inc. *	176,155	468,572
Comcast Corp., Class A	1,730,292	101,793,078
comScore, Inc. *	29,328	117,605
Cumulus Media, Inc., Class A *	6,971	82,188
CuriosityStream, Inc. *(a)	8,090	88,909
Daily Journal Corp. *	289	96,237
Security	Number of Shares	Value ($)
DHI Group, Inc. *	17,016	68,064
Digital Media Solutions, Inc., Class A *(a)	5,686	45,261
Discovery, Inc., Class A *(a)	63,496	1,842,019
Discovery, Inc., Class C *	113,613	3,080,048
DISH Network Corp., Class A *	94,483	3,957,893
Electronic Arts, Inc.	108,214	15,578,487
Emerald Holding, Inc. *	7,527	29,732
Entercom Communications Corp. *	44,339	158,290
Entravision Communications Corp., Class A	23,831	146,561
Eventbrite, Inc., Class A *	28,630	508,755
EverQuote, Inc., Class A *	4,982	150,357
Facebook, Inc., Class A *	904,520	322,280,476
Fluent, Inc. *	13,431	33,443
Fox Corp., Class A	124,082	4,424,764
Fox Corp., Class B	56,970	1,893,683
fuboTV, Inc. *(a)	35,973	936,737
Gaia, Inc. *	6,496	77,367
Gannett Co., Inc. *	56,389	325,365
Gray Television, Inc.	33,015	731,943
Hemisphere Media Group, Inc. *	8,047	102,277
IAC/InterActiveCorp. *	31,874	4,375,981
iHeartMedia, Inc., Class A *	43,028	1,112,274
IZEA Worldwide, Inc. *(a)	19,013	42,779
John Wiley & Sons, Inc., Class A	16,679	980,392
Lee Enterprises, Inc. *	1,545	44,651
Liberty Broadband Corp., Class A *	8,962	1,538,507
Liberty Broadband Corp., Class C *	60,330	10,707,972
Liberty Media Corp. - Liberty Braves, Class A *	2,953	78,373
Liberty Media Corp. - Liberty Braves, Class C *	15,081	398,892
Liberty Media Corp. - Liberty Formula One, Class A *	9,926	411,532
Liberty Media Corp. - Liberty Formula One, Class C *	76,867	3,607,368
Liberty Media Corp. - Liberty SiriusXM, Class A *	30,508	1,424,419
Liberty Media Corp. - Liberty SiriusXM, Class C *	63,817	2,948,345
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	103,551
Lions Gate Entertainment Corp., Class A *	20,959	315,014
Lions Gate Entertainment Corp., Class B *	46,804	625,301
Live Nation Entertainment, Inc. *	54,679	4,313,626
LiveXLive Media, Inc. *	23,394	82,815
Loral Space & Communications, Inc.	4,480	158,547
Madison Square Garden Entertainment Corp. *	9,730	680,711
Madison Square Garden Sports Corp. *	6,626	1,078,315
Magnite, Inc. *	48,057	1,456,127
Match Group, Inc. *	102,272	16,288,861
MDC Partners, Inc., Class A *	22,872	128,312
MediaAlpha, Inc. *	8,473	282,998
Meredith Corp. *	15,467	674,980
National CineMedia, Inc.	26,005	90,497
Netflix, Inc. *	167,435	86,659,333
News Corp., Class A	147,918	3,643,220
News Corp., Class B	44,936	1,056,445
Nexstar Media Group, Inc., Class A	16,134	2,372,827
Omnicom Group, Inc.	80,603	5,869,510
Pinterest, Inc., Class A *	207,244	12,206,672
Playtika Holding Corp. *	26,834	596,520
QuinStreet, Inc. *	18,824	345,232
Reading International, Inc., Class A *	8,051	42,348

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Roku, Inc. *	43,579	18,665,322
Saga Communications, Inc., Class A	1,496	32,658
Scholastic Corp.	11,997	403,219
Sciplay Corp., Class A *	8,602	138,406
Sinclair Broadcast Group, Inc., Class A	19,082	539,830
Sirius XM Holdings, Inc.	431,516	2,791,909
Skillz, Inc. *	94,036	1,324,027
Snap, Inc., Class A *	354,632	26,391,713
Super League Gaming, Inc. *	8,293	35,079
Take-Two Interactive Software, Inc. *	43,910	7,614,872
TechTarget, Inc. *	9,480	692,798
TEGNA, Inc.	82,936	1,469,626
The E.W. Scripps Co., Class A	20,761	396,120
The Interpublic Group of Cos., Inc.	150,721	5,329,495
The Marcus Corp. *	9,696	155,815
The New York Times Co., Class A	54,900	2,403,522
The Walt Disney Co. *	685,929	120,737,223
Thryv Holdings, Inc. *	2,234	74,214
Townsquare Media, Inc., Class A *	1,801	22,134
TripAdvisor, Inc. *	36,499	1,385,137
TrueCar, Inc. *	41,115	216,265
Twitter, Inc. *	301,722	21,045,110
Urban One, Inc. *(a)	4,125	27,926
ViacomCBS, Inc., Class B	231,136	9,460,397
Vimeo, Inc. *	59,092	2,647,322
Warner Music Group Corp., Class A	35,586	1,344,795
WideOpenWest, Inc. *	18,912	420,603
World Wrestling Entertainment, Inc., Class A	17,363	857,385
Yelp, Inc. *	26,302	983,695
Zedge, Inc., Class B *	4,350	66,816
Zillow Group, Inc., Class A *	13,734	1,471,323
Zillow Group, Inc., Class C *	60,496	6,428,305
ZoomInfo Technologies, Inc., Class A *	38,695	2,079,856
Zynga, Inc., Class A *	386,873	3,907,417
		1,546,988,559

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
10X Genomics, Inc., Class A *	28,061	5,141,617
180 Life Sciences Corp. *	7,214	54,610
4D Molecular Therapeutics, Inc. *	3,240	80,579
89bio, Inc. *	4,146	64,926
9 Meters Biopharma, Inc. *	68,039	73,482
AbbVie, Inc.	666,801	77,548,956
Abeona Therapeutics, Inc. *	35,285	43,048
ACADIA Pharmaceuticals, Inc. *	47,647	1,030,605
Acceleron Pharma, Inc. *	19,774	2,472,936
AcelRx Pharmaceuticals, Inc. *(a)	48,560	57,301
Aclaris Therapeutics, Inc. *	15,789	235,730
Actinium Pharmaceuticals, Inc. *	7,539	50,210
Adamas Pharmaceuticals, Inc. *	17,873	85,433
Adamis Pharmaceuticals Corp. *	56,257	66,383
Adaptive Biotechnologies Corp. *	31,765	1,164,505
Adicet Bio, Inc. *	5,227	38,680
ADMA Biologics, Inc. *	58,927	91,337
Adverum Biotechnologies, Inc. *	32,000	72,640
Aeglea BioTherapeutics, Inc. *	20,146	123,495
Aerie Pharmaceuticals, Inc. *	16,677	263,163
Agenus, Inc. *	70,403	364,688
Agile Therapeutics, Inc. *	31,320	37,584
Agilent Technologies, Inc.	114,345	17,521,084
Agios Pharmaceuticals, Inc. *	19,309	928,570
AIkido Pharma, Inc. *	37,539	32,892
Aileron Therapeutics, Inc. *	27,406	28,228
AIM ImmunoTech, Inc. *	20,316	42,460
Akebia Therapeutics, Inc. *	64,934	160,387
Akero Therapeutics, Inc. *	6,447	138,224
Akouos, Inc. *	5,052	54,915
Security	Number of Shares	Value ($)
Akoya Biosciences, Inc. *	2,935	50,893
Albireo Pharma, Inc. *	6,742	192,889
Aldeyra Therapeutics, Inc. *	22,201	197,589
Alector, Inc. *	19,546	469,788
Aligos Therapeutics, Inc. *	3,700	53,909
Alkermes plc *	60,591	1,567,489
Allakos, Inc. *	12,143	966,097
Allogene Therapeutics, Inc. *	25,936	569,295
Allovir, Inc. *	6,410	122,687
Alnylam Pharmaceuticals, Inc. *	44,743	8,006,312
Alpine Immune Sciences, Inc. *	4,137	36,571
Altimmune, Inc. *	11,098	100,659
ALX Oncology Holdings, Inc. *	4,331	253,623
Amgen, Inc.	216,977	52,408,625
Amicus Therapeutics, Inc. *	100,973	938,039
Amneal Pharmaceuticals, Inc. *	43,587	214,884
Amphastar Pharmaceuticals, Inc. *	14,857	311,254
Ampio Pharmaceuticals, Inc. *	73,284	103,330
AnaptysBio, Inc. *	7,720	177,406
Anavex Life Sciences Corp. *	27,304	490,107
ANI Pharmaceuticals, Inc. *	3,733	126,661
Anika Therapeutics, Inc. *	5,811	233,195
Anixa Biosciences, Inc. *	9,149	40,439
Annexon, Inc. *	6,164	129,814
Annovis Bio, Inc. *	2,061	70,960
Antares Pharma, Inc. *	63,488	279,347
Apellis Pharmaceuticals, Inc. *	22,326	1,428,641
Applied Genetic Technologies Corp. *	12,820	46,152
Applied Molecular Transport, Inc. *	6,743	189,006
Applied Therapeutics, Inc. *	6,111	105,170
Aptevo Therapeutics, Inc. *	1,654	31,046
Aptinyx, Inc. *	17,590	44,151
AquaBounty Technologies, Inc. *(a)	21,009	103,995
Aquestive Therapeutics, Inc. *	23,667	76,918
Arbutus Biopharma Corp. *	20,912	56,253
Arcturus Therapeutics Holdings, Inc. *	7,721	241,744
Arcus Biosciences, Inc. *	16,347	513,459
Arcutis Biotherapeutics, Inc. *	11,246	262,369
Ardelyx, Inc. *	29,707	51,690
Arena Pharmaceuticals, Inc. *	22,481	1,390,675
Arrowhead Pharmaceuticals, Inc. *	38,959	2,699,469
Arvinas, Inc. *	12,561	1,269,917
Assembly Biosciences, Inc. *	22,879	79,390
Atara Biotherapeutics, Inc. *	30,986	395,071
Atea Pharmaceuticals, Inc. *	4,831	120,968
Athenex, Inc. *	26,881	101,341
Athersys, Inc. *(a)	66,911	109,065
Athira Pharma, Inc. *	6,498	62,446
Atossa Therapeutics, Inc. *(a)	45,962	137,426
Atreca, Inc. Class A *	11,123	61,065
Avantor, Inc. *	196,635	7,389,543
AVEO Pharmaceuticals, Inc. *	8,990	46,478
Avid Bioservices, Inc. *	22,759	583,768
Avidity Biosciences, Inc. *	6,635	128,122
Avita Medical, Inc. *	10,054	186,301
Avrobio, Inc. *	13,368	98,388
Axcella Health, Inc. *	10,305	35,037
Axsome Therapeutics, Inc. *	9,914	481,721
Aytu BioPharma, Inc. *	8,368	33,221
Beam Therapeutics, Inc. *	11,025	1,014,300
Berkeley Lights, Inc. *	3,807	173,523
Bio-Rad Laboratories, Inc., Class A *	8,134	6,015,174
Bio-Techne Corp.	14,642	7,060,958
BioAtla, Inc. *	4,007	164,247
BioCryst Pharmaceuticals, Inc. *	68,448	1,103,382
BioDelivery Sciences International, Inc. *	35,519	133,551
Biogen, Inc. *	56,960	18,610,541

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Biohaven Pharmaceutical Holding Co., Ltd. *	20,801	2,621,134
BioMarin Pharmaceutical, Inc. *	69,857	5,360,128
Biomea Fusion, Inc. *	3,656	48,223
BioNano Genomics, Inc. *	104,367	618,896
Bioxcel Therapeutics, Inc. *	5,384	137,777
Black Diamond Therapeutics, Inc. *	6,728	64,320
Bluebird Bio, Inc. *	25,155	639,189
Blueprint Medicines Corp. *	21,944	1,928,219
Bolt Biotherapeutics, Inc. *	4,158	46,362
BrainStorm Cell Therapeutics, Inc. *	11,287	45,487
Bridgebio Pharma, Inc. *	37,712	2,015,706
Bristol-Myers Squibb Co.	843,244	57,230,970
Brooklyn ImmunoTherapeutics, Inc. *(a)	7,781	89,404
Bruker Corp.	39,194	3,223,706
C4 Therapeutics, Inc. *	4,974	214,578
Cabaletta Bio, Inc. *	4,700	35,062
Calithera Biosciences, Inc. *	23,390	45,610
Capricor Therapeutics, Inc. *	5,921	25,875
Cara Therapeutics, Inc. *	16,617	198,905
Cardiff Oncology, Inc. *	8,961	47,673
CareDx, Inc. *	20,169	1,695,003
CASI Pharmaceuticals, Inc. *	54,063	62,713
Cassava Sciences, Inc. *	13,970	971,334
Catalent, Inc. *	64,897	7,775,310
Catalyst Biosciences, Inc. *	13,113	53,370
Catalyst Pharmaceuticals, Inc. *	39,688	231,778
cbdMD, Inc. *(a)	14,316	36,935
CEL-SCI Corp. *(a)	16,481	132,342
Celcuity, Inc. *	2,500	49,250
Celldex Therapeutics, Inc. *	17,075	747,031
Celsion Corp. *	49,041	54,435
Cerecor, Inc. *	38,687	102,907
Cerevel Therapeutics Holdings, Inc. *	18,972	467,470
Charles River Laboratories International, Inc. *	19,081	7,764,440
Checkpoint Therapeutics, Inc. *	16,943	44,560
ChemoCentryx, Inc. *	18,466	272,927
Chiasma, Inc. *	22,407	89,628
Chimerix, Inc. *	25,859	171,445
Chinook Therapeutics, Inc. *	13,331	173,703
ChromaDex Corp. *	18,081	157,124
Cidara Therapeutics, Inc. *	25,006	38,009
Citius Pharmaceuticals, Inc. *	43,030	81,327
Clearside Biomedical, Inc. *	28,221	138,847
Clene, Inc. *(a)	7,741	66,573
Clever Leaves Holdings, Inc. *(a)	6,434	65,176
Clovis Oncology, Inc. *(a)	40,618	196,185
Cocrystal Pharma, Inc. *	39,234	45,511
Codexis, Inc. *	20,702	438,054
Codiak Biosciences, Inc. *	3,360	58,128
Cogent Biosciences, Inc. *	15,191	91,146
Coherus Biosciences, Inc. *	26,548	346,451
Collegium Pharmaceutical, Inc. *	14,056	349,854
Concert Pharmaceuticals, Inc. *	10,357	34,489
ContraFect Corp. *	19,650	80,958
Corbus Pharmaceuticals Holdings, Inc. *	44,959	61,594
Corcept Therapeutics, Inc. *	40,131	833,521
CorMedix, Inc. *	13,948	81,038
Cortexyme, Inc. *	5,457	308,375
Crinetics Pharmaceuticals, Inc. *	8,974	161,353
CTI BioPharma Corp. *	20,000	47,400
Cue Biopharma, Inc. *	12,652	131,834
Cullinan Oncology, Inc. *	4,528	103,827
Curis, Inc. *	27,613	209,583
Cyclerion Therapeutics, Inc. *	15,496	45,093
Cymabay Therapeutics, Inc. *	40,977	161,449
Security	Number of Shares	Value ($)
Cytokinetics, Inc. *	30,780	913,550
CytomX Therapeutics, Inc. *	24,803	134,184
Deciphera Pharmaceuticals, Inc. *	14,854	452,898
Denali Therapeutics, Inc. *	30,320	1,547,230
DermTech, Inc. *	8,816	296,747
Design Therapeutics, Inc. *	4,758	73,654
DiaMedica Therapeutics, Inc. *	6,742	23,260
Dicerna Pharmaceuticals, Inc. *	25,660	962,507
Durect Corp. *	100,516	141,728
Dynavax Technologies Corp. *	38,144	356,265
Dyne Therapeutics, Inc. *	6,594	119,154
Eagle Pharmaceuticals, Inc. *	4,330	201,345
Edgewise Therapeutics, Inc. *(a)	4,640	81,246
Editas Medicine, Inc. *	25,820	1,080,825
Eiger BioPharmaceuticals, Inc. *	16,477	131,157
Elanco Animal Health, Inc. *	178,541	6,511,390
Eledon Pharmaceuticals, Inc. *	5,554	36,045
Eli Lilly & Co.	300,642	73,206,327
Eloxx Pharmaceuticals, Inc. *	34,830	45,976
Emergent BioSolutions, Inc. *	17,160	1,130,844
Enanta Pharmaceuticals, Inc. *	6,913	292,074
Endo International plc *	90,744	459,165
Epizyme, Inc. *	35,227	233,555
Equillium, Inc. *	6,993	37,902
Esperion Therapeutics, Inc. *	10,670	164,211
Eton Pharmaceuticals, Inc. *(a)	5,755	29,581
Evelo Biosciences, Inc. *	10,700	98,547
Evofem Biosciences, Inc. *(a)	67,642	58,172
Evolus, Inc. *	13,267	143,549
Exact Sciences Corp. *	64,697	6,976,924
Exelixis, Inc. *	120,976	2,038,446
Exicure, Inc. *	35,031	47,292
Eyenovia, Inc. *	7,946	33,612
EyePoint Pharmaceuticals, Inc. *	7,477	61,461
F-star Therapeutics, Inc. *	7,715	40,118
Fate Therapeutics, Inc. *	30,480	2,523,744
FibroGen, Inc. *	32,119	417,547
Finch Therapeutics Group, Inc. *	3,679	48,452
Flexion Therapeutics, Inc. *	17,854	105,874
Fluidigm Corp. *	27,127	201,011
Forma Therapeutics Holdings, Inc. *	9,377	214,640
Forte Biosciences, Inc. *	3,571	106,987
Fortress Biotech, Inc. *	29,965	93,191
Frequency Therapeutics, Inc. *	11,156	92,929
Fulcrum Therapeutics, Inc. *	7,335	53,619
G1 Therapeutics, Inc. *	12,066	208,862
Galectin Therapeutics, Inc. *(a)	17,413	47,886
Gemini Therapeutics, Inc. *	11,283	45,922
Generation Bio Co. *	7,378	160,398
Genprex, Inc. *(a)	19,781	58,552
Geron Corp. *	124,831	152,294
Gilead Sciences, Inc.	474,148	32,379,567
Global Blood Therapeutics, Inc. *	22,908	626,076
GlycoMimetics, Inc. *	11,422	23,072
Gossamer Bio, Inc. *	19,746	155,204
Greenwich Lifesciences, Inc. *	1,259	49,693
Gritstone bio, Inc. *	7,741	51,710
GT Biopharma, Inc. *	7,435	73,978
Halozyme Therapeutics, Inc. *	49,609	2,050,340
Harpoon Therapeutics, Inc. *	10,228	100,132
Harrow Health, Inc. *	12,577	112,187
Harvard Bioscience, Inc. *	14,274	112,622
Heat Biologics, Inc. *(a)	9,763	61,800
Hepion Pharmaceuticals, Inc. *	31,535	48,564
Heron Therapeutics, Inc. *	34,028	420,586
Homology Medicines, Inc. *	19,308	122,799
Hookipa Pharma, Inc. *	7,000	54,110
Horizon Therapeutics plc *	85,514	8,553,110
Humanigen, Inc. *(a)	17,832	287,452

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
iBio, Inc. *	74,003	91,764
Ideaya Biosciences, Inc. *	6,139	150,405
IGM Biosciences, Inc. *	2,455	166,965
Ikena Oncology, Inc. *(a)	3,541	35,091
Illumina, Inc. *	55,150	27,340,612
Immunic, Inc. *	6,574	58,048
ImmunityBio, Inc. *(a)	27,614	302,649
ImmunoGen, Inc. *	73,335	411,409
Immunovant, Inc. *	17,821	186,408
Incyte Corp. *	71,429	5,525,033
Infinity Pharmaceuticals, Inc. *	29,948	63,490
Inhibrx, Inc. *	2,500	71,150
Inmune Bio, Inc. *	3,262	49,648
Innoviva, Inc. *	23,087	327,374
Inotiv, Inc. *	4,799	125,350
Inovio Pharmaceuticals, Inc. *(a)	81,574	685,222
Inozyme Pharma, Inc. *	2,857	47,912
Insmed, Inc. *	44,300	1,089,780
Instil Bio, Inc. *	6,618	99,601
Intellia Therapeutics, Inc. *	25,242	3,580,578
Intercept Pharmaceuticals, Inc. *	11,183	193,242
Intra-Cellular Therapies, Inc. *	26,329	903,875
Invitae Corp. *	67,991	1,903,068
Ionis Pharmaceuticals, Inc. *	53,081	1,971,428
Iovance Biotherapeutics, Inc. *	53,942	1,201,288
IQVIA Holdings, Inc. *	72,253	17,897,068
Ironwood Pharmaceuticals, Inc. *	61,992	822,634
IsoRay, Inc. *	55,471	38,070
iTeos Therapeutics, Inc. *	4,423	106,285
IVERIC bio, Inc. *	34,399	296,863
Jaguar Health, Inc. *	41,354	57,896
Jazz Pharmaceuticals plc *	23,096	3,915,234
Johnson & Johnson	993,918	171,152,680
Jounce Therapeutics, Inc. *	8,460	42,638
Kadmon Holdings, Inc. *	57,518	216,268
Kala Pharmaceuticals, Inc. *	16,458	56,780
Kaleido Biosciences, Inc. *(a)	8,510	46,209
KalVista Pharmaceuticals, Inc. *	6,274	126,358
Karuna Therapeutics, Inc. *	7,154	817,130
Karyopharm Therapeutics, Inc. *	23,124	192,623
KemPharm, Inc. *(a)	11,139	112,392
Keros Therapeutics, Inc. *	3,700	136,160
Kezar Life Sciences, Inc. *	19,780	96,329
Kindred Biosciences, Inc. *	18,803	171,483
Kiniksa Pharmaceuticals Ltd., Class A *	8,492	130,182
Kinnate Biopharma, Inc. *	4,673	100,843
Kodiak Sciences, Inc. *	12,095	1,014,045
Kronos Bio, Inc. *	5,130	104,908
Krystal Biotech, Inc. *	6,249	365,192
Kura Oncology, Inc. *	24,322	460,659
Kymera Therapeutics, Inc. *	5,195	312,635
La Jolla Pharmaceutical Co. *	2,011	7,260
Lannett Co., Inc. *	15,487	71,860
Lantern Pharma, Inc. *	2,753	35,514
Larimar Therapeutics, Inc. *	4,106	40,814
Lexicon Pharmaceuticals, Inc. *	24,980	88,429
Ligand Pharmaceuticals, Inc. *	6,449	732,026
Lineage Cell Therapeutics, Inc. *	65,255	171,621
Lipocine, Inc. *(a)	36,595	48,305
Liquidia Corp. *	20,793	47,824
MacroGenics, Inc. *	22,887	571,259
Madrigal Pharmaceuticals, Inc. *	4,024	351,376
Magenta Therapeutics, Inc. *	11,356	80,855
MannKind Corp. *	94,496	387,434
Maravai LifeSciences Holdings, Inc., Class A *	36,524	1,605,960
Marinus Pharmaceuticals, Inc. *	12,748	187,396
Marker Therapeutics, Inc. *	26,562	55,515
Matinas BioPharma Holdings, Inc. *	78,387	55,365
Security	Number of Shares	Value ($)
MediciNova, Inc. *	17,843	64,770
Medpace Holdings, Inc. *	10,655	1,874,641
MEI Pharma, Inc. *	32,178	86,881
Merck & Co., Inc.	956,119	73,496,868
Merrimack Pharmaceuticals, Inc. *	7,627	42,711
Mersana Therapeutics, Inc. *	22,120	243,320
Mettler-Toledo International, Inc. *	8,786	12,948,016
MiMedx Group, Inc. *	35,795	438,847
Mirati Therapeutics, Inc. *	17,650	2,825,059
Mirum Pharmaceuticals, Inc. *	7,069	102,147
Moderna, Inc. *	115,190	40,731,184
Molecular Templates, Inc. *	15,226	106,582
Morphic Holding, Inc. *	5,534	318,869
Mustang Bio, Inc. *	31,286	90,417
MyMD Pharmaceuticals, Inc. *	13,965	69,127
Myovant Sciences Ltd. *	14,781	303,306
Myriad Genetics, Inc. *	28,958	915,942
NanoString Technologies, Inc. *	17,203	1,065,554
Natera, Inc. *	31,673	3,627,192
Nektar Therapeutics *	73,049	1,153,444
NeoGenomics, Inc. *	44,566	2,054,493
Neoleukin Therapeutics, Inc. *	13,687	95,672
Neubase Therapeutics, Inc. *	15,720	55,334
Neurocrine Biosciences, Inc. *	35,403	3,299,914
NexImmune, Inc. *	2,427	25,920
NextCure, Inc. *	4,590	31,809
NGM Biopharmaceuticals, Inc. *	8,651	176,394
Nkarta, Inc. *	5,850	185,796
Novan, Inc. *	4,674	36,831
Novavax, Inc. *	25,829	4,631,915
Nurix Therapeutics, Inc. *	4,394	135,072
Nuvation Bio, Inc. *	23,071	199,333
Ocugen, Inc. *(a)	76,012	510,040
Ocular Therapeutix, Inc. *	27,841	306,529
Olema Pharmaceuticals, Inc. *	4,124	96,832
Omeros Corp. *	23,071	334,529
Oncocyte Corp. *	30,590	157,233
Onconova Therapeutics, Inc. *	7,111	35,342
Oncorus, Inc. *	3,831	49,113
OncoSec Medical, Inc. *	9,259	20,185
Oncternal Therapeutics, Inc. *	15,853	61,827
OpGen, Inc. *	22,600	57,178
OPKO Health, Inc. *	159,773	549,619
Optinose, Inc. *	18,689	53,077
Organogenesis Holdings, Inc. *	18,778	288,054
Organon & Co. *	95,960	2,783,800
Orgenesis, Inc. *	9,467	46,388
ORIC Pharmaceuticals, Inc. *	5,300	88,245
Otonomy, Inc. *	16,843	30,149
Outlook Therapeutics, Inc. *	34,436	77,825
Ovid therapeutics, Inc. *	19,452	72,556
Oyster Point Pharma, Inc. *	4,006	57,085
Pacific Biosciences of California, Inc. *	74,477	2,394,436
Pacira BioSciences, Inc. *	17,348	1,022,665
Palatin Technologies, Inc. *	56,900	29,019
Paratek Pharmaceuticals, Inc. *	17,405	90,506
Passage Bio, Inc. *	9,662	114,012
PDL BioPharma, Inc. *(b)	45,080	111,348
PDS Biotechnology Corp. *	7,907	84,368
PerkinElmer, Inc.	42,195	7,689,195
Perrigo Co., plc	51,435	2,470,423
Personalis, Inc. *	9,671	202,994
Pfizer, Inc.	2,113,617	90,483,944
PhaseBio Pharmaceuticals, Inc. *	17,190	60,337
Phathom Pharmaceuticals, Inc. *	5,178	166,214
Phibro Animal Health Corp., Class A	8,185	193,739
Pieris Pharmaceuticals, Inc. *	19,437	67,641
Pliant Therapeutics, Inc. *	3,305	66,761
PLx Pharma, Inc. *	8,708	163,101

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PMV Pharmaceuticals, Inc. *	4,528	153,997
PolarityTE, Inc. *	44,182	36,203
Poseida Therapeutics, Inc. *	5,842	47,379
PPD, Inc. *	40,520	1,868,782
Praxis Precision Medicines, Inc. *	6,430	100,308
Precigen, Inc. *	33,799	185,556
Precision BioSciences, Inc. *	16,000	157,760
Prelude Therapeutics, Inc. *	3,994	127,968
Prestige Consumer Healthcare, Inc. *	18,429	968,444
Prometheus Biosciences, Inc. *	4,232	88,745
Protagonist Therapeutics, Inc. *	14,796	731,366
Protara Therapeutics, Inc. *	3,990	31,641
Prothena Corp. plc *	10,696	535,870
Provention Bio, Inc. *	21,027	127,634
PTC Therapeutics, Inc. *	26,783	1,026,592
Puma Biotechnology, Inc. *	12,061	90,699
Quanterix Corp. *	10,226	543,512
Radius Health, Inc. *	17,878	270,494
Rain Therapeutics, Inc. *	3,166	52,714
RAPT Therapeutics, Inc. *	4,080	125,134
Reata Pharmaceuticals, Inc., Class A *	10,077	1,262,749
Recro Pharma, Inc. *	5,876	10,694
Recursion Pharmaceuticals, Inc., Class A *	9,451	286,838
Regeneron Pharmaceuticals, Inc. *	39,646	22,780,988
REGENXBIO, Inc. *	13,208	426,883
Relay Therapeutics, Inc. *	7,956	258,093
Relmada Therapeutics, Inc. *	5,734	149,084
Repligen Corp. *	19,384	4,762,649
Replimune Group, Inc. *	10,062	329,329
Revance Therapeutics, Inc. *	24,469	711,558
REVOLUTION Medicines, Inc. *	17,602	504,121
Rhythm Pharmaceuticals, Inc. *	12,903	223,093
Rigel Pharmaceuticals, Inc. *	65,122	260,488
Rocket Pharmaceuticals, Inc. *	16,917	605,967
Royalty Pharma plc, Class A	32,495	1,241,309
Rubius Therapeutics, Inc. *	20,124	432,465
Sage Therapeutics, Inc. *	19,723	862,487
Sana Biotechnology, Inc. *	8,790	143,189
Sangamo Therapeutics, Inc. *	46,627	446,687
Sarepta Therapeutics, Inc. *	29,978	2,031,909
Savara, Inc. *	42,882	54,889
Scholar Rock Holding Corp. *	7,793	243,531
SCYNEXIS, Inc. *	8,875	61,859
Seagen, Inc. *	47,925	7,351,216
Seelos Therapeutics, Inc. *	39,148	88,083
Seer, Inc. *	4,753	151,811
Selecta Biosciences, Inc. *	33,810	116,983
SELLAS Life Sciences Group, Inc. *(a)	4,570	39,119
Sensei Biotherapeutics, Inc. *	2,714	21,413
Seres Therapeutics, Inc. *	22,004	156,228
Sesen Bio, Inc. *	67,895	253,248
Shattuck Labs, Inc. *	4,720	104,029
SIGA Technologies, Inc. *	17,097	108,908
Silverback Therapeutics, Inc. *	4,467	135,261
Sio Gene Therapies, Inc. *	20,023	40,847
Solid Biosciences, Inc. *	24,532	68,444
Sorrento Therapeutics, Inc. *(a)	91,229	748,990
Sotera Health Co. *	28,199	668,316
Spectrum Pharmaceuticals, Inc. *	58,461	188,244
Spero Therapeutics, Inc. *	9,206	122,808
SpringWorks Therapeutics, Inc. *	10,253	878,682
SQZ Biotechnologies Co. *	3,296	39,882
Stoke Therapeutics, Inc. *	7,275	208,283
Strongbridge Biopharma plc *	29,233	69,867
Supernus Pharmaceuticals, Inc. *	20,133	530,102
Surface Oncology, Inc. *	12,172	73,154
Sutro Biopharma, Inc. *	12,078	205,688
Syndax Pharmaceuticals, Inc. *	13,049	190,254
Security	Number of Shares	Value ($)
Syneos Health, Inc. *	37,949	3,402,887
Synlogic, Inc. *	17,418	55,041
Syros Pharmaceuticals, Inc. *	20,746	95,847
T2 Biosystems, Inc. *	47,515	48,940
Talaris Therapeutics, Inc. *	3,539	48,874
Tarsus Pharmaceuticals, Inc. *	2,363	53,333
Taysha Gene Therapies, Inc. *	2,985	51,611
TCR2 Therapeutics, Inc. *	9,468	117,782
Terns Pharmaceuticals, Inc. *	2,797	20,977
TFF Pharmaceuticals, Inc. *	5,752	47,684
TG Therapeutics, Inc. *	45,074	1,577,139
TherapeuticsMD, Inc. *(a)	137,891	137,891
Theravance Biopharma, Inc. *	19,208	249,320
Thermo Fisher Scientific, Inc.	148,434	80,155,844
Tonix Pharmaceuticals Holding Corp. *	126,272	90,411
Tracon Pharmaceuticals, Inc. *	6,423	24,086
Translate Bio, Inc. *	29,224	807,751
Travere Therapeutics, Inc. *	20,515	282,081
Trevena, Inc. *	52,797	70,220
Tricida, Inc. *	9,420	33,535
Turning Point Therapeutics, Inc. *	16,350	1,043,457
Twist Bioscience Corp. *	15,705	1,932,500
Tyme Technologies, Inc. *	42,998	49,018
Ultragenyx Pharmaceutical, Inc. *	23,580	1,882,391
uniQure N.V. *	14,271	414,002
United Therapeutics Corp. *	16,751	3,047,509
UNITY Biotechnology, Inc. *	12,594	45,842
Vanda Pharmaceuticals, Inc. *	20,728	338,074
Vaxart, Inc. *(a)	46,126	331,646
Vaxcyte, Inc. *	7,218	156,486
VBI Vaccines, Inc. *	95,399	284,289
Veracyte, Inc. *	25,674	1,144,033
Verastem, Inc. *	55,626	179,672
Vericel Corp. *	17,009	900,456
Verrica Pharmaceuticals, Inc. *	4,072	43,570
Vertex Pharmaceuticals, Inc. *	97,928	19,740,326
Viatris, Inc.	456,352	6,420,873
Viking Therapeutics, Inc. *	26,681	164,088
Vincerx Pharma, Inc. *	7,219	95,652
Vir Biotechnology, Inc. *	24,917	888,291
Viracta Therapeutics, Inc. *	6,942	73,030
Viridian Therapeutics, Inc. *	3,783	58,826
VistaGen Therapeutics, Inc. *	68,749	182,872
Vor BioPharma, Inc. *	3,785	47,388
Voyager Therapeutics, Inc. *	7,809	24,598
Vyant Bio, Inc. *	13,043	38,477
VYNE Therapeutics, Inc. *	20,154	54,416
Waters Corp. *	23,248	9,062,303
WaVe Life Sciences Ltd. *	13,973	76,991
X4 Pharmaceuticals, Inc. *	6,559	37,714
XBiotech, Inc.	5,316	86,119
Xencor, Inc. *	22,478	691,873
Xeris Pharmaceuticals, Inc. *(a)	22,478	69,007
XOMA Corp. *	4,338	140,551
Y-mAbs Therapeutics, Inc. *	10,029	331,960
Zentalis Pharmaceuticals, Inc. *	6,618	352,144
ZIOPHARM Oncology, Inc. *	82,975	188,353
Zoetis, Inc.	179,356	36,355,461
Zogenix, Inc. *	20,875	338,384
Zynerba Pharmaceuticals, Inc. *	18,093	79,790
		1,221,973,406

Real Estate 3.4%
Acadia Realty Trust	32,413	693,638
Agree Realty Corp.	25,384	1,907,608
Alexander & Baldwin, Inc.	28,776	576,096
Alexander’s, Inc.	799	222,793
Alexandria Real Estate Equities, Inc.	51,638	10,396,795

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Alpine Income Property Trust, Inc.	4,623	90,703
American Assets Trust, Inc.	18,633	688,117
American Campus Communities, Inc.	51,481	2,590,009
American Finance Trust, Inc.	50,782	430,124
American Homes 4 Rent, Class A	102,481	4,304,202
American Tower Corp.	171,463	48,489,736
Americold Realty Trust	94,503	3,671,442
Apartment Income REIT Corp.	60,398	3,179,351
Apartment Investment & Management Co., Class A	58,899	409,937
Apple Hospitality REIT, Inc.	76,664	1,146,127
Armada Hoffler Properties, Inc.	23,407	304,291
Ashford Hospitality Trust, Inc. *(a)	5,799	93,944
AvalonBay Communities, Inc.	52,474	11,955,151
Bluerock Residential Growth REIT, Inc.	12,401	158,361
Boston Properties, Inc.	53,355	6,262,810
Braemar Hotels & Resorts, Inc. *	18,407	93,876
Brandywine Realty Trust	62,660	874,734
Brixmor Property Group, Inc.	115,516	2,659,178
Broadstone Net Lease, Inc.	58,042	1,510,253
BRT Apartments Corp.	5,530	97,162
Camden Property Trust	36,941	5,518,616
CareTrust REIT, Inc.	35,461	855,319
CatchMark Timber Trust, Inc., Class A	18,210	212,875
CBRE Group, Inc., Class A *	127,029	12,253,217
Cedar Realty Trust, Inc.	4,511	74,883
Centerspace	4,836	435,240
Chatham Lodging Trust *	18,505	227,241
CIM Commercial Trust Corp.	10,296	84,427
City Office REIT, Inc.	16,407	211,158
Clipper Realty, Inc.	4,400	36,608
Columbia Property Trust, Inc.	44,547	742,598
Community Healthcare Trust, Inc.	9,015	449,217
CorePoint Lodging, Inc. *	15,847	212,984
CoreSite Realty Corp.	16,792	2,320,822
Corporate Office Properties Trust	42,489	1,250,876
Cousins Properties, Inc.	55,528	2,205,572
Crown Castle International Corp.	163,127	31,498,192
CTO Realty Growth, Inc.	2,520	141,599
CubeSmart	76,400	3,794,024
Cushman & Wakefield plc *	43,633	814,628
CyrusOne, Inc.	46,399	3,306,857
DiamondRock Hospitality Co. *	87,400	752,514
Digital Realty Trust, Inc.	106,550	16,425,748
DigitalBridge Group, Inc. *	182,241	1,268,397
Diversified Healthcare Trust	96,357	375,792
Douglas Emmett, Inc.	62,125	2,074,975
Duke Realty Corp.	140,320	7,139,482
Easterly Government Properties, Inc.	31,042	704,653
EastGroup Properties, Inc.	15,007	2,644,534
Empire State Realty Trust, Inc., Class A	51,702	590,954
EPR Properties	28,638	1,440,491
Equinix, Inc.	33,808	27,736,421
Equity Commonwealth	46,995	1,235,499
Equity LifeStyle Properties, Inc.	64,094	5,371,077
Equity Residential	129,326	10,880,196
Essential Properties Realty Trust, Inc.	44,305	1,320,289
Essex Property Trust, Inc.	24,729	8,113,585
eXp World Holdings, Inc. *	21,597	775,764
Extra Space Storage, Inc.	50,653	8,820,713
Farmland Partners, Inc.	11,255	141,813
Fathom Holdings, Inc. *	1,327	33,573
Federal Realty Investment Trust	26,573	3,123,125
First Industrial Realty Trust, Inc.	49,018	2,685,206
Forestar Group, Inc. *	6,845	140,117
Four Corners Property Trust, Inc.	28,253	811,144
Franklin Street Properties Corp.	36,290	189,434
FRP Holdings, Inc. *	2,400	144,312
Gaming & Leisure Properties, Inc.	81,837	3,874,164
Security	Number of Shares	Value ($)
Getty Realty Corp.	13,637	430,793
Gladstone Commercial Corp.	14,107	327,000
Gladstone Land Corp.	9,989	232,943
Global Medical REIT, Inc.	21,402	333,015
Global Net Lease, Inc.	36,267	669,851
Healthcare Realty Trust, Inc.	53,129	1,693,753
Healthcare Trust of America, Inc., Class A	81,536	2,331,114
Healthpeak Properties, Inc.	202,577	7,489,272
Hersha Hospitality Trust *	20,829	196,001
Highwoods Properties, Inc.	38,838	1,852,184
Host Hotels & Resorts, Inc. *	270,966	4,316,488
Hudson Pacific Properties, Inc.	56,996	1,553,711
Independence Realty Trust, Inc.	37,895	730,616
Indus Realty Trust, Inc.	2,101	141,923
Industrial Logistics Properties Trust	24,598	666,606
Innovative Industrial Properties, Inc.	9,036	1,942,650
Invitation Homes, Inc.	214,049	8,707,513
Iron Mountain, Inc.	110,611	4,840,337
iStar, Inc.	28,819	698,284
JBG SMITH Properties	42,521	1,387,460
Jones Lang LaSalle, Inc. *	19,454	4,329,877
Kennedy-Wilson Holdings, Inc.	47,300	954,987
Kilroy Realty Corp.	40,490	2,804,742
Kimco Realty Corp.	162,978	3,476,321
Kite Realty Group Trust	32,269	650,543
Lamar Advertising Co., Class A	32,579	3,472,921
Lexington Realty Trust	102,193	1,343,838
Life Storage, Inc.	29,128	3,418,462
LTC Properties, Inc.	15,488	586,221
Mack-Cali Realty Corp. *	32,057	577,026
Marcus & Millichap, Inc. *	8,903	354,250
Medical Properties Trust, Inc.	220,855	4,644,581
Mid-America Apartment Communities, Inc.	43,143	8,330,913
Monmouth Real Estate Investment Corp.	36,583	696,540
National Health Investors, Inc.	17,531	1,196,140
National Retail Properties, Inc.	66,479	3,248,829
National Storage Affiliates Trust	28,776	1,558,796
NETSTREIT Corp.	8,606	223,326
New Century Financial Corp. *(b)	3,600	—
New Senior Investment Group, Inc.	31,114	286,871
New York City REIT, Inc., Class A	5,244	69,955
Newmark Group, Inc., Class A	63,437	817,069
NexPoint Residential Trust, Inc.	8,413	495,946
Office Properties Income Trust	17,468	506,223
Omega Healthcare Investors, Inc.	90,883	3,297,235
One Liberty Properties, Inc.	6,163	188,526
Opendoor Technologies, Inc. *	130,718	1,937,241
Outfront Media, Inc. *	53,927	1,288,316
Paramount Group, Inc.	65,064	635,025
Park Hotels & Resorts, Inc. *	88,540	1,637,990
Pebblebrook Hotel Trust	51,616	1,160,844
Physicians Realty Trust	81,073	1,536,333
Piedmont Office Realty Trust, Inc., Class A	45,430	864,079
Plymouth Industrial REIT, Inc.	10,700	246,956
Postal Realty Trust, Inc., Class A	4,154	79,840
PotlatchDeltic Corp.	25,116	1,304,525
Preferred Apartment Communities, Inc., Class A	20,935	220,655
Prologis, Inc.	278,928	35,713,941
PS Business Parks, Inc.	7,590	1,166,355
Public Storage	57,390	17,933,227
QTS Realty Trust, Inc., Class A	25,773	2,002,820
Rafael Holdings, Inc., Class B *	4,182	211,651
Rayonier, Inc.	54,565	2,057,646

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RE/MAX Holdings, Inc., Class A	7,179	246,240
Realogy Holdings Corp. *	44,831	794,405
Realty Income Corp.	140,907	9,904,353
Redfin Corp. *	39,957	2,340,281
Regency Centers Corp.	59,512	3,892,680
Retail Opportunity Investments Corp.	43,369	766,330
Retail Properties of America, Inc., Class A	88,023	1,109,970
Retail Value, Inc.	7,532	184,082
Rexford Industrial Realty, Inc.	50,571	3,111,128
RLJ Lodging Trust	63,153	906,246
RPT Realty	29,352	373,944
Ryman Hospitality Properties, Inc. *	20,625	1,581,938
Sabra Health Care REIT, Inc.	81,429	1,513,765
Safehold, Inc.	5,455	492,696
Saul Centers, Inc.	4,700	214,320
SBA Communications Corp.	41,184	14,043,332
Seritage Growth Properties, Class A *	15,766	250,206
Service Properties Trust	62,489	695,503
Simon Property Group, Inc.	124,309	15,727,575
SITE Centers Corp.	63,598	1,008,664
SL Green Realty Corp.	26,111	1,944,225
Spirit Realty Capital, Inc.	42,765	2,147,658
STAG Industrial, Inc.	60,104	2,483,497
STORE Capital Corp.	91,708	3,318,913
Stratus Properties, Inc. *	3,398	102,450
Summit Hotel Properties, Inc. *	38,205	344,227
Sun Communities, Inc.	42,167	8,269,370
Sunstone Hotel Investors, Inc. *	79,656	919,230
Tanger Factory Outlet Centers, Inc.	38,458	660,324
Tejon Ranch Co. *	8,332	151,892
Terreno Realty Corp.	25,908	1,771,071
The GEO Group, Inc.	45,206	312,826
The Howard Hughes Corp. *	17,041	1,579,871
The Macerich Co.	63,272	1,031,334
The RMR Group, Inc., Class A	6,145	241,130
The St. Joe Co.	11,338	513,271
UDR, Inc.	111,888	6,152,721
UMH Properties, Inc.	15,491	360,630
Uniti Group, Inc.	86,025	1,007,353
Universal Health Realty Income Trust	4,654	278,077
Urban Edge Properties	42,354	804,726
Urstadt Biddle Properties, Inc., Class A	13,328	254,165
Ventas, Inc.	141,456	8,456,240
VEREIT, Inc.	85,813	4,202,263
VICI Properties, Inc.	201,670	6,290,087
Vornado Realty Trust	58,931	2,563,498
Washington Real Estate Investment Trust	31,302	760,326
Weingarten Realty Investors	45,088	1,451,383
Welltower, Inc.	157,925	13,717,365
Weyerhaeuser Co.	283,657	9,567,751
Whitestone REIT	16,023	141,804
WP Carey, Inc.	67,452	5,442,702
Xenia Hotels & Resorts, Inc. *	46,177	816,409
		583,552,906

Retailing 6.4%
1-800-Flowers.com, Inc., Class A *	9,456	288,408
1847 Goedeker, Inc. *	39,276	117,435
Abercrombie & Fitch Co., Class A *	22,889	865,433
Academy Sports & Outdoors, Inc. *	14,512	537,670
Advance Auto Parts, Inc.	25,038	5,309,558
Amazon.com, Inc. *	161,851	538,573,769
America’s Car-Mart, Inc. *	2,260	359,340
American Eagle Outfitters, Inc.	56,306	1,940,868
Arko Corp. *	25,063	208,023
Asbury Automotive Group, Inc. *	7,213	1,481,983
Security	Number of Shares	Value ($)
AutoNation, Inc. *	20,016	2,428,541
AutoZone, Inc. *	8,146	13,225,601
Barnes & Noble Education, Inc. *	11,885	99,240
Bed Bath & Beyond, Inc. *	39,977	1,140,944
Best Buy Co., Inc.	84,429	9,485,598
Big 5 Sporting Goods Corp.	7,723	169,288
Big Lots, Inc.	12,338	710,792
Blink Charging Co. *(a)	11,185	386,218
Blue Apron Holdings, Inc., Class A *	3,119	13,724
Boot Barn Holdings, Inc. *	10,848	937,484
Build-A-Bear Workshop, Inc. *	6,224	94,605
Burlington Stores, Inc. *	25,157	8,422,564
Caleres, Inc.	14,847	367,315
Camping World Holdings, Inc., Class A	15,322	603,074
CarLotz, Inc. *	25,975	115,329
CarMax, Inc. *	61,800	8,278,110
CarParts.com, Inc. *	14,588	256,895
Carvana Co. *	24,510	8,273,596
Chewy, Inc., Class A *	31,901	2,670,114
Chico’s FAS, Inc. *	43,544	269,102
Citi Trends, Inc. *	3,328	265,408
Conn’s, Inc. *	7,143	158,860
ContextLogic, Inc., Class A *	29,279	291,033
Core-Mark Holding Co., Inc.	16,495	709,945
Designer Brands, Inc., Class A *	21,162	308,330
Dick’s Sporting Goods, Inc.	24,449	2,546,119
Dillard’s, Inc., Class A	2,809	514,805
Dollar General Corp.	89,250	20,763,120
Dollar Tree, Inc. *	87,769	8,758,469
DoorDash, Inc., Class A *	13,275	2,313,700
Duluth Holdings, Inc., Class B *	5,854	87,634
eBay, Inc.	244,899	16,704,561
Etsy, Inc. *	48,202	8,845,549
Express, Inc. *	28,996	135,991
Five Below, Inc. *	21,146	4,111,205
Floor & Decor Holdings, Inc., Class A *	40,289	4,915,661
Foot Locker, Inc.	38,623	2,203,828
Franchise Group, Inc.	11,769	399,675
Funko, Inc., Class A *	9,162	170,963
GameStop Corp., Class A *	21,088	3,397,699
Genesco, Inc. *	5,125	294,431
Genuine Parts Co.	54,365	6,900,006
Group 1 Automotive, Inc.	6,434	1,117,843
Groupon, Inc. *	8,149	296,379
GrowGeneration Corp. *	19,042	774,438
Guess?, Inc.	13,457	300,360
Haverty Furniture Cos., Inc.	6,681	240,449
Hibbett, Inc.	6,326	560,863
iMedia Brands, Inc. *	5,763	36,768
J. Jill, Inc. *	2,229	51,713
JOANN, Inc.	4,339	67,081
Kirkland’s, Inc. *	5,229	101,756
Kohl’s Corp.	58,543	2,973,984
L Brands, Inc.	100,080	8,013,406
Lands’ End, Inc. *	6,359	243,741
Lazydays Holdings, Inc. *	2,659	55,493
Leslie’s, Inc. *	34,998	852,201
Liquidity Services, Inc. *	10,485	208,022
Lithia Motors, Inc.	11,186	4,219,583
LKQ Corp. *	105,527	5,355,495
LMP Automotive Holdings, Inc. *	1,114	18,236
Lowe’s Cos., Inc.	266,578	51,366,915
Lumber Liquidators Holdings, Inc. *	10,644	203,088
Macy’s, Inc. *	116,715	1,984,155
MarineMax, Inc. *	8,171	439,518
Monro, Inc.	13,330	773,140
Murphy USA, Inc.	9,626	1,419,931
National Vision Holdings, Inc. *	30,758	1,660,317
Nordstrom, Inc. *	41,052	1,358,821

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
O'Reilly Automotive, Inc. *	26,252	15,852,008
Ollie’s Bargain Outlet Holdings, Inc. *	21,423	1,994,481
OneWater Marine, Inc., Class A	4,097	192,477
Overstock.com, Inc. *	16,371	1,140,076
Party City Holdco, Inc. *	42,981	367,058
Penske Automotive Group, Inc.	12,214	1,082,160
Petco Health & Wellness Co., Inc. *	26,349	543,580
PetMed Express, Inc.	8,051	252,721
Pool Corp.	15,176	7,251,396
Porch Group, Inc. *	28,391	526,085
Poshmark, Inc., Class A *	5,422	212,759
PubMatic, Inc., Class A *	4,017	119,345
Quotient Technology, Inc. *	28,909	313,952
Qurate Retail, Inc. Class A	144,461	1,713,308
Remark Holdings, Inc. *	29,048	37,762
Rent-A-Center, Inc.	22,393	1,281,327
Revolve Group, Inc. *	13,393	932,287
RH *	6,331	4,204,291
Ross Stores, Inc.	134,394	16,488,800
RumbleON, Inc., Class B *	1,308	52,974
Sally Beauty Holdings, Inc. *	43,214	817,609
Shift Technologies, Inc. *(a)	22,378	189,094
Shoe Carnival, Inc.	6,398	215,613
Shutterstock, Inc.	8,607	933,773
Signet Jewelers Ltd.	19,690	1,266,855
Sleep Number Corp. *	9,204	913,129
Sonic Automotive, Inc., Class A	8,473	462,202
Sportsman’s Warehouse Holdings, Inc. *	17,402	307,493
Stamps.com, Inc. *	6,931	2,264,774
Stitch Fix, Inc., Class A *	24,015	1,294,889
Target Corp.	186,642	48,722,894
The Aaron’s Co., Inc.	12,581	363,214
The Buckle, Inc.	11,696	492,168
The Cato Corp., Class A	7,100	117,150
The Children’s Place, Inc. *	5,345	450,744
The Container Store Group, Inc. *	6,755	71,063
The Gap, Inc.	78,365	2,285,907
The Home Depot, Inc.	401,350	131,719,057
The ODP Corp. *	20,660	977,838
The RealReall, Inc. *	23,489	387,803
The TJX Cos., Inc.	455,157	31,319,353
ThredUp, Inc., Class A *	6,227	148,576
Tilly’s, Inc., Class A	8,425	124,943
Tractor Supply Co.	43,794	7,923,648
TravelCenters of America, Inc. *	5,846	169,066
Ulta Beauty, Inc. *	20,694	6,949,045
Urban Outfitters, Inc. *	26,227	975,120
Vroom, Inc. *	12,936	479,149
Waitr Holdings, Inc. *	40,686	69,573
Wayfair, Inc., Class A *	27,948	6,745,529
Weyco Group, Inc.	3,066	68,402
Williams-Sonoma, Inc.	29,217	4,432,219
Winmark Corp.	1,106	233,167
Zumiez, Inc. *	7,807	340,776
		1,085,911,991

Semiconductors & Semiconductor Equipment 5.1%
ACM Research, Inc., Class A *	3,697	343,303
Advanced Micro Devices, Inc. *	458,810	48,721,034
Allegro MicroSystems, Inc. *	14,968	410,273
Alpha & Omega Semiconductor Ltd. *	7,776	202,098
Ambarella, Inc. *	13,572	1,336,706
Amkor Technology, Inc.	40,917	1,008,195
Analog Devices, Inc.	139,105	23,288,959
Applied Materials, Inc.	346,601	48,499,878
Atomera, Inc. *(a)	8,289	146,301
Axcelis Technologies, Inc. *	12,536	483,263
Security	Number of Shares	Value ($)
AXT, Inc. *	15,887	162,047
Broadcom, Inc.	154,062	74,781,695
Brooks Automation, Inc.	27,730	2,468,247
CEVA, Inc. *	9,184	455,894
Cirrus Logic, Inc. *	21,945	1,812,438
CMC Materials, Inc.	11,082	1,602,900
Cohu, Inc. *	18,563	657,316
Cree, Inc. *	43,157	4,003,243
CyberOptics Corp. *	3,541	165,896
Diodes, Inc. *	16,122	1,322,004
DSP Group, Inc. *	10,322	165,668
eMagin Corp. *	21,824	63,944
Enphase Energy, Inc. *	51,367	9,739,183
Entegris, Inc.	51,746	6,242,637
First Solar, Inc. *	32,396	2,787,352
FormFactor, Inc. *	28,473	1,060,904
GSI Technology, Inc. *	10,802	59,303
Ichor Holdings Ltd. *	10,335	532,976
Impinj, Inc. *	8,076	371,496
Intel Corp.	1,524,261	81,883,301
inTEST Corp. *	4,563	65,297
KLA Corp.	57,986	20,188,406
Kopin Corp. *	25,275	170,354
Kulicke & Soffa Industries, Inc.	22,979	1,249,138
Lam Research Corp.	53,828	34,310,505
Lattice Semiconductor Corp. *	50,958	2,891,866
MACOM Technology Solutions Holdings, Inc. *	17,703	1,092,629
Marvell Technology, Inc.	309,960	18,755,680
Maxim Integrated Products, Inc.	101,220	10,112,890
MaxLinear, Inc. *	26,899	1,297,339
Microchip Technology, Inc.	103,302	14,784,585
Micron Technology, Inc. *	423,297	32,839,381
MKS Instruments, Inc.	21,044	3,292,123
Monolithic Power Systems, Inc.	16,414	7,374,154
NeoPhotonics Corp. *	17,621	170,924
NVE Corp.	1,664	124,916
NVIDIA Corp.	940,880	183,462,191
NXP Semiconductors N.V.	103,958	21,455,892
ON Semiconductor Corp. *	160,646	6,274,833
Onto Innovation, Inc. *	18,071	1,266,416
PDF Solutions, Inc. *	12,413	232,247
Photronics, Inc. *	24,990	334,116
Pixelworks, Inc. *	21,959	66,097
Power Integrations, Inc.	22,913	2,222,332
Qorvo, Inc. *	42,686	8,092,839
QUALCOMM, Inc.	425,623	63,758,325
QuickLogic Corp. *	7,298	38,679
Rambus, Inc. *	43,775	1,035,717
Semtech Corp. *	24,455	1,514,009
Silicon Laboratories, Inc. *	16,718	2,490,815
SiTime Corp. *	4,853	658,261
SkyWater Technology, Inc. *	2,749	47,448
Skyworks Solutions, Inc.	62,597	11,549,772
SMART Global Holdings, Inc. *	7,858	368,069
SolarEdge Technologies, Inc. *	19,881	5,158,722
SunPower Corp. *	31,058	769,307
Synaptics, Inc. *	13,155	1,998,508
Teradyne, Inc.	62,603	7,950,581
Texas Instruments, Inc.	348,255	66,384,368
Ultra Clean Holdings, Inc. *	17,381	938,748
Universal Display Corp.	16,195	3,797,566
Veeco Instruments, Inc. *	18,947	439,570
Xilinx, Inc.	92,892	13,918,937
		869,723,006

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 14.7%
8x8, Inc. *	41,411	1,058,465
A10 Networks, Inc. *	23,800	303,926
Accenture plc, Class A	239,851	76,195,866
ACI Worldwide, Inc. *	43,997	1,509,097
Adobe, Inc. *	180,375	112,126,511
Affirm Holdings, Inc. *	18,849	1,061,576
Agilysys, Inc. *	7,381	410,088
Akamai Technologies, Inc. *	61,592	7,386,113
Alarm.com Holdings, Inc. *	17,009	1,415,489
Alliance Data Systems Corp.	18,559	1,730,627
Altair Engineering, Inc., Class A *	17,118	1,194,152
Alteryx, Inc., Class A *	22,202	1,718,435
American Software, Inc., Class A	11,319	249,018
Anaplan, Inc. *	54,806	3,134,903
ANSYS, Inc. *	33,050	12,177,603
Appfolio, Inc., Class A *	6,683	946,313
Appian Corp. *	14,878	1,732,246
AppLovin Corp., Class A *	9,686	595,398
Asana, Inc. *	10,469	743,927
Aspen Technology, Inc. *	25,500	3,729,630
Asure Software, Inc. *	7,413	69,830
AudioEye, Inc. *	2,093	29,009
Autodesk, Inc. *	83,107	26,688,151
Automatic Data Processing, Inc.	160,742	33,696,345
Avalara, Inc. *	32,526	5,437,371
Avaya Holdings Corp. *	30,045	727,690
Benefitfocus, Inc. *	12,031	158,328
BigCommerce Holdings, Inc. *	4,959	321,145
Bill.com Holdings, Inc. *	23,758	4,913,630
Black Knight, Inc. *	58,766	4,866,412
Blackbaud, Inc. *	18,517	1,320,818
Blackline, Inc. *	19,259	2,203,037
BM Technologies, Inc. *(b)	1,617	15,116
Bottomline Technologies (DE), Inc. *	14,489	584,776
Box, Inc., Class A *	52,041	1,244,821
Brightcove, Inc. *	15,409	176,741
Broadridge Financial Solutions, Inc.	43,906	7,617,252
BTRS Holdings, Inc. *	25,894	303,219
C3.ai, Inc., Class A *	6,042	304,215
Cadence Design Systems, Inc. *	105,375	15,558,619
Cantaloupe, Inc. *	24,663	255,015
Cass Information Systems, Inc.	4,677	206,209
CDK Global, Inc.	46,681	2,240,221
Cerence, Inc. *	14,274	1,534,598
Ceridian HCM Holding, Inc. *	49,642	4,884,773
ChannelAdvisor Corp. *	10,971	255,515
Citrix Systems, Inc.	47,087	4,744,015
Cleanspark, Inc. *(a)	12,567	169,654
Cloudera, Inc. *	84,106	1,334,762
Cloudflare, Inc., Class A *	72,847	8,641,840
Cognizant Technology Solutions Corp., Class A	199,160	14,644,235
CommVault Systems, Inc. *	17,338	1,310,579
Computer Task Group, Inc. *	6,059	53,986
Concentrix Corp. *	15,632	2,559,427
Conduent, Inc. *	66,542	446,497
Cornerstone OnDemand, Inc. *	23,641	1,133,350
Coupa Software, Inc. *	27,681	6,006,777
Crowdstrike Holdings, Inc., Class A *	75,313	19,100,130
CSG Systems International, Inc.	12,177	552,349
Datadog, Inc., Class A *	82,722	9,157,325
Datto Holding Corp. *	8,155	212,764
Digimarc Corp. *	5,752	165,082
Digital Turbine, Inc. *	28,978	1,824,165
DigitalOcean Holdings, Inc. *	6,558	337,737
DocuSign, Inc. *	73,552	21,921,438
Dolby Laboratories, Inc., Class A	24,432	2,372,347
Security	Number of Shares	Value ($)
Domo, Inc., Class B *	10,711	946,103
Dropbox, Inc., Class A *	112,275	3,535,540
Duck Creek Technologies, Inc. *	12,942	568,542
DXC Technology Co. *	95,948	3,836,001
Dynatrace, Inc. *	69,265	4,423,956
E2open Parent Holdings, Inc. *	49,280	495,264
Ebix, Inc.	8,770	265,029
eGain Corp. *	7,634	89,089
Elastic N.V. *	24,204	3,583,644
Envestnet, Inc. *	20,903	1,572,533
EPAM Systems, Inc. *	21,267	11,905,267
Euronet Worldwide, Inc. *	20,017	2,858,828
Everbridge, Inc. *	14,171	2,001,229
EVERTEC, Inc.	24,081	1,052,340
Evo Payments, Inc., Class A *	19,138	558,830
ExlService Holdings, Inc. *	12,613	1,428,044
Fair Isaac Corp. *	10,881	5,700,665
Fastly, Inc., Class A *	32,408	1,557,853
Fidelity National Information Services, Inc.	233,716	34,835,370
FireEye, Inc. *	90,381	1,825,696
Fiserv, Inc. *	224,710	25,866,368
Five9, Inc. *	25,341	5,100,890
FleetCor Technologies, Inc. *	31,496	8,132,897
Fortinet, Inc. *	51,131	13,919,903
Gartner, Inc. *	32,455	8,591,812
Genpact Ltd.	65,206	3,247,911
Global Payments, Inc.	111,365	21,539,105
GoDaddy, Inc., Class A *	63,123	5,292,864
GreenBox POS *(a)	7,269	64,185
GreenSky, Inc., Class A *	19,821	130,224
Grid Dynamics Holdings, Inc. *	9,191	193,471
GTY Technology Holdings, Inc. *	16,630	115,080
Guidewire Software, Inc. *	31,476	3,626,035
HubSpot, Inc. *	16,676	9,939,230
I3 Verticals, Inc., Class A *	8,999	287,248
Information Services Group, Inc.	16,112	96,189
Innodata, Inc. *	7,993	54,672
Inpixon *(a)	57,184	58,900
Intelligent Systems Corp. *	2,218	74,946
InterDigital, Inc.	12,167	801,684
International Business Machines Corp.	337,327	47,549,614
International Money Express, Inc. *	13,887	224,831
Intrusion, Inc. *(a)	4,921	22,341
Intuit, Inc.	103,126	54,653,686
j2 Global, Inc. *	16,003	2,260,744
Jack Henry & Associates, Inc.	28,459	4,954,427
Jamf Holding Corp. *	13,594	446,019
KnowBe4, Inc., Class A *	4,631	98,223
Limelight Networks, Inc. *	46,809	131,533
LivePerson, Inc. *	24,067	1,532,827
LiveRamp Holdings, Inc. *	25,614	1,024,816
Manhattan Associates, Inc. *	23,820	3,802,387
Marathon Digital Holdings, Inc. *	34,525	953,926
Mastercard, Inc., Class A	330,196	127,435,844
Maximus, Inc.	22,889	2,037,121
McAfee Corp., Class A	14,379	389,240
Medallia, Inc. *	32,437	1,098,641
Microsoft Corp.	2,843,694	810,196,858
MicroStrategy, Inc., Class A *	2,904	1,817,933
Mimecast Ltd. *	22,791	1,266,040
Mitek Systems, Inc. *	15,570	344,253
Model N, Inc. *	13,056	422,623
Momentive Global, Inc. *	48,840	1,025,640
MoneyGram International, Inc. *	27,022	279,407
MongoDB, Inc. *	20,130	7,225,060
N-Able, Inc. *	14,383	198,485
New Relic, Inc. *	20,741	1,432,788
NortonLifeLock, Inc.	220,269	5,467,077

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nuance Communications, Inc. *	107,130	5,881,437
Nutanix, Inc., Class A *	76,296	2,748,182
Okta, Inc. *	47,446	11,756,644
Olo, Inc., Class A *	7,872	276,071
ON24, Inc. *	3,135	114,490
OneSpan, Inc. *	12,589	310,571
Oracle Corp.	685,888	59,768,280
PagerDuty, Inc. *	22,168	899,799
Palantir Technologies, Inc., Class A *	172,756	3,750,533
Palo Alto Networks, Inc. *	36,837	14,699,805
Paya Holdings, Inc. *	24,317	279,402
Paychex, Inc.	121,215	13,796,691
Paycom Software, Inc. *	18,512	7,404,800
Paylocity Holding Corp. *	14,056	2,916,058
PayPal Holdings, Inc. *	443,577	122,218,771
Paysign, Inc. *	12,225	32,518
Pegasystems, Inc.	14,893	1,900,943
Perficient, Inc. *	12,554	1,183,717
PFSweb, Inc. *	6,123	72,006
Phunware, Inc. *(a)	26,099	28,709
Ping Identity Holding Corp. *	14,799	326,614
Progress Software Corp.	18,427	840,087
Proofpoint, Inc. *	21,516	3,757,985
PROS Holdings, Inc. *	14,674	637,145
PTC, Inc. *	39,554	5,357,589
Q2 Holdings, Inc. *	19,701	2,035,310
QAD, Inc., Class A	4,467	387,512
Qualtrics International, Inc., Class A *	21,840	911,383
Qualys, Inc. *	12,697	1,289,507
Rackspace Technology, Inc. *	14,643	259,913
Rapid7, Inc. *	20,759	2,361,336
Repay Holdings Corp. *	30,729	765,459
Rimini Street, Inc. *	15,395	133,783
RingCentral, Inc., Class A *	30,408	8,127,146
Riot Blockchain, Inc. *	31,410	1,034,959
Sabre Corp. *	120,140	1,416,451
SailPoint Technologies Holding, Inc. *	34,708	1,735,053
salesforce.com, Inc. *	364,642	88,217,839
SecureWorks Corp., Class A *	4,602	92,316
SEMrush Holdings, Inc., Class A *(a)	4,363	87,216
ServiceNow, Inc. *	74,488	43,790,750
ServiceSource International, Inc. *	26,733	40,634
SharpSpring, Inc. *	5,251	89,214
Shift4 Payments, Inc., Class A *	14,522	1,295,217
ShotSpotter, Inc. *	3,910	178,687
Smartsheet, Inc., Class A *	44,376	3,219,479
Smith Micro Software, Inc. *	14,006	79,274
Snowflake, Inc., Class A *	23,748	6,310,319
SolarWinds Corp. *	28,767	323,341
Splunk, Inc. *	61,775	8,770,814
Sprout Social, Inc., Class A *	10,449	928,289
SPS Commerce, Inc. *	13,483	1,468,973
Square, Inc., Class A *	147,943	36,580,386
SRAX, Inc. *	9,789	41,603
SS&C Technologies Holdings, Inc.	83,907	6,577,470
StarTek, Inc. *	6,436	45,181
Sumo Logic, Inc. *	5,985	123,590
Switch, Inc., Class A	33,347	688,949
Sykes Enterprises, Inc. *	15,375	825,022
Synchronoss Technologies, Inc. *(a)	15,860	45,042
Synopsys, Inc. *	57,738	16,627,967
Telos Corp. *	8,864	248,369
Tenable Holdings, Inc. *	25,947	1,110,532
Teradata Corp. *	41,188	2,045,396
The Hackett Group, Inc.	11,302	202,532
The Trade Desk, Inc., Class A *	163,217	13,369,104
The Western Union Co.	154,103	3,576,731
TTEC Holdings, Inc.	6,911	722,199
Tucows, Inc., Class A *	3,871	301,009
Security	Number of Shares	Value ($)
Twilio, Inc., Class A *	61,361	22,923,856
Tyler Technologies, Inc. *	15,427	7,599,957
Unisys Corp. *	25,248	564,293
Upland Software, Inc. *	9,814	353,304
Usio, Inc. *	7,533	42,335
Varonis Systems, Inc. *	41,299	2,527,499
Verb Technology Co., Inc. *	19,826	46,195
Verint Systems, Inc. *	24,785	1,057,576
VeriSign, Inc. *	37,392	8,090,507
Veritone, Inc. *	11,260	232,857
Verra Mobility Corp. *	55,335	847,179
Vertex, Inc., Class A *	9,192	173,729
Viant Technology, Inc., Class A *	3,698	63,938
VirnetX Holding Corp. *	26,091	106,973
Visa, Inc., Class A	638,460	157,310,159
VMware, Inc., Class A *(a)	30,629	4,708,902
Vonage Holdings Corp. *	88,736	1,265,375
WEX, Inc. *	16,825	3,192,207
Workday, Inc., Class A *	71,471	16,752,802
Workiva, Inc. *	15,828	2,054,000
Xperi Holding Corp.	39,156	813,270
Yext, Inc. *	38,225	498,072
Zendesk, Inc. *	44,524	5,811,718
Zix Corp. *	19,522	144,658
Zoom Video Communications, Inc., Class A *	80,467	30,424,573
Zscaler, Inc. *	28,249	6,664,222
Zuora, Inc., Class A *	41,053	709,806
		2,504,606,584

Technology Hardware & Equipment 7.0%
3D Systems Corp. *	47,175	1,299,200
908 Devices, Inc. *	2,490	77,813
ADTRAN, Inc.	18,881	423,123
Advanced Energy Industries, Inc.	14,506	1,504,998
Aeva Technologies, Inc. *(a)	37,597	329,350
Airgain, Inc. *	3,401	62,068
Akoustis Technologies, Inc. *	18,746	181,461
Amphenol Corp., Class A	225,637	16,356,426
Apple Inc.	5,922,868	863,909,526
Applied Optoelectronics, Inc. *	10,991	84,960
Arista Networks, Inc. *	20,770	7,900,700
Arlo Technologies, Inc. *	31,084	189,923
Arrow Electronics, Inc. *	28,006	3,320,671
Aviat Networks, Inc. *	3,200	119,296
Avid Technology, Inc. *	15,542	581,115
Avnet, Inc.	37,329	1,542,434
Badger Meter, Inc.	11,446	1,156,389
Bel Fuse, Inc., Class B	5,450	74,338
Belden, Inc.	16,643	815,507
Benchmark Electronics, Inc.	13,708	361,891
Boxlight Corp., Class A *	18,333	35,199
CalAmp Corp. *	14,173	171,918
Calix, Inc. *	22,036	1,030,844
Cambium Networks Corp. *	1,944	85,633
Casa Systems, Inc. *	13,736	103,157
CDW Corp.	52,792	9,679,413
Ciena Corp. *	58,444	3,397,934
Cisco Systems, Inc.	1,590,060	88,041,622
Clearfield, Inc. *	4,164	181,217
ClearSign Technologies Corp. *	12,073	49,499
Cognex Corp.	66,243	5,989,030
Coherent, Inc. *	9,337	2,296,342
CommScope Holding Co., Inc. *	76,178	1,611,926
ComSovereign Holding Corp. *(a)	15,123	31,002
Comtech Telecommunications Corp.	11,209	279,889
Corning, Inc.	293,753	12,296,501
Corsair Gaming, Inc. *(a)	7,532	219,859

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CTS Corp.	12,607	441,119
Daktronics, Inc. *	14,170	86,579
Dell Technologies, Inc., Class C *	94,151	9,096,870
Diebold Nixdorf, Inc. *	28,307	294,676
Digi International, Inc. *	12,746	263,587
DZS, Inc. *	6,832	134,932
Eastman Kodak Co. *(a)	24,148	178,212
EchoStar Corp., Class A *	16,776	374,105
EMCORE Corp. *	11,147	97,425
ePlus, Inc. *	5,027	464,796
Extreme Networks, Inc. *	46,911	516,490
F5 Networks, Inc. *	22,898	4,728,666
Fabrinet *	14,038	1,326,872
FARO Technologies, Inc. *	7,447	542,812
Genasys, Inc. *	11,026	61,746
Harmonic, Inc. *	38,407	339,902
Hewlett Packard Enterprise Co.	492,798	7,145,571
HP, Inc.	454,237	13,113,822
Identiv, Inc. *	8,288	134,929
II-VI, Inc. *	39,730	2,773,551
Immersion Corp. *	6,138	46,403
Infinera Corp. *	81,710	809,746
Inseego Corp. *	26,971	234,378
Insight Enterprises, Inc. *	13,386	1,343,687
Intellicheck, Inc. *	3,914	35,226
Intevac, Inc. *	13,901	90,357
IPG Photonics Corp. *	13,691	2,986,829
Iteris, Inc. *	14,737	91,812
Itron, Inc. *	17,658	1,741,432
Jabil, Inc.	49,996	2,976,762
Juniper Networks, Inc.	126,381	3,556,361
Keysight Technologies, Inc. *	69,456	11,428,985
Kimball Electronics, Inc. *	9,413	191,931
Knowles Corp. *	35,698	715,388
KVH Industries, Inc. *	5,000	56,600
Lantronix, Inc. *	9,810	51,601
Littelfuse, Inc.	9,226	2,454,024
Lumentum Holdings, Inc. *	28,859	2,423,867
Luna Innovations, Inc. *	11,699	144,249
Methode Electronics, Inc.	14,387	688,130
MicroVision, Inc. *	58,951	811,755
MICT, Inc. *	40,861	75,593
Motorola Solutions, Inc.	63,988	14,328,193
Napco Security Technologies, Inc. *	4,458	157,590
National Instruments Corp.	50,488	2,227,026
NCR Corp. *	49,529	2,199,088
NetApp, Inc.	83,455	6,642,183
NETGEAR, Inc. *	11,235	384,799
NetScout Systems, Inc. *	28,483	819,171
nLight, Inc. *	15,585	540,644
Novanta, Inc. *	13,220	1,856,220
Ondas Holdings, Inc. *	7,555	59,911
OSI Systems, Inc. *	6,235	623,812
Ouster, Inc. *	26,558	244,068
PAR Technology Corp. *	9,071	553,785
PC Connection, Inc.	4,382	208,408
PCTEL, Inc. *	9,548	63,494
Plantronics, Inc. *	13,754	428,987
Plexus Corp. *	10,634	960,463
Powerfleet, Inc. *	18,212	124,024
Pure Storage, Inc., Class A *	98,132	1,915,537
Quantum Corp. *	25,215	156,333
Resonant, Inc. *	15,910	48,526
Ribbon Communications, Inc. *	43,357	299,597
Richardson Electronics Ltd.	6,327	49,098
Rogers Corp. *	7,137	1,360,312
Sanmina Corp. *	24,005	922,272
ScanSource, Inc. *	11,442	315,685
Seagate Technology Holdings plc	75,941	6,675,214
Security	Number of Shares	Value ($)
Super Micro Computer, Inc. *	15,721	598,027
SYNNEX Corp.	15,458	1,847,849
TE Connectivity Ltd.	124,550	18,367,388
TransAct Technologies, Inc. *	3,819	63,586
Trimble, Inc. *	95,231	8,142,250
TTM Technologies, Inc. *	37,069	518,595
Turtle Beach Corp. *	6,086	188,057
Ubiquiti, Inc.	2,890	904,859
Velodyne Lidar, Inc. *	22,077	176,837
ViaSat, Inc. *	26,610	1,320,920
Viavi Solutions, Inc. *	84,356	1,407,902
Vishay Intertechnology, Inc.	48,841	1,080,851
Vishay Precision Group, Inc. *	5,394	195,964
Vislink Technologies, Inc. *(a)	17,989	41,375
Vontier Corp.	63,305	2,047,917
Western Digital Corp. *	116,631	7,572,851
Wrap Technologies, Inc. *	10,465	72,418
Xerox Holdings Corp.	61,158	1,475,743
Zebra Technologies Corp., Class A *	20,135	11,124,185
		1,202,175,966

Telecommunication Services 1.2%
Anterix, Inc. *	4,947	288,509
AST SpaceMobile, Inc. *(a)	15,424	166,271
AT&T, Inc.	2,695,413	75,606,335
ATN International, Inc.	4,776	205,607
Bandwidth, Inc., Class A *	8,762	1,136,081
Cincinnati Bell, Inc. *	18,761	287,794
Cogent Communications Holdings, Inc.	15,663	1,215,605
Consolidated Communications Holdings, Inc. *	28,849	221,849
Globalstar, Inc. *	252,155	347,974
Gogo, Inc. *	19,996	207,359
IDT Corp., Class B *	6,600	328,680
Iridium Communications, Inc. *	44,210	1,866,988
Liberty Global plc, Class A *	52,647	1,413,572
Liberty Global plc, Class C *	130,077	3,493,868
Liberty Latin America Ltd., Class A *	19,100	260,715
Liberty Latin America Ltd., Class C *	57,689	797,839
Lumen Technologies, Inc.	376,459	4,694,444
Ooma, Inc. *	9,017	167,265
ORBCOMM, Inc. *	28,696	323,978
Radius Global Infrastructure, Inc. *	24,698	378,620
Shenandoah Telecommunications Co.	19,247	1,016,049
Spok Holdings, Inc.	9,091	74,910
T-Mobile US, Inc. *	221,255	31,865,145
Telephone & Data Systems, Inc.	38,447	859,290
United States Cellular Corp. *	5,400	196,344
Verizon Communications, Inc.	1,561,726	87,113,076
		214,534,167

Transportation 1.9%
Air Transport Services Group, Inc. *	24,243	586,681
Alaska Air Group, Inc. *	47,477	2,755,090
Allegiant Travel Co. *	5,357	1,018,473
AMERCO	3,378	1,986,129
American Airlines Group, Inc. *	244,254	4,977,897
ArcBest Corp.	9,340	552,087
Atlas Air Worldwide Holdings, Inc. *	10,362	693,943
Avis Budget Group, Inc. *	19,357	1,602,179
Blade Air Mobility, Inc. *(a)	18,079	138,666
C.H. Robinson Worldwide, Inc.	50,011	4,459,481
Covenant Logistics Group, Inc. *	5,112	107,403
CSX Corp.	857,397	27,711,071
Daseke, Inc. *	26,745	184,808
Delta Air Lines, Inc. *	240,840	9,609,516
Eagle Bulk Shipping, Inc. *	4,815	200,786

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Echo Global Logistics, Inc. *	10,195	315,331
Expeditors International of Washington, Inc.	63,802	8,182,607
FedEx Corp.	92,191	25,808,870
Forward Air Corp.	10,091	892,448
Frontier Group Holdings, Inc. *	11,140	164,204
Genco Shipping & Trading Ltd.	11,619	203,913
Hawaiian Holdings, Inc. *	20,177	398,092
Heartland Express, Inc.	18,164	309,333
Hub Group, Inc., Class A *	12,389	821,143
HyreCar, Inc. *	6,951	121,503
JB Hunt Transport Services, Inc.	31,353	5,281,413
JetBlue Airways Corp. *	118,914	1,758,738
Kansas City Southern	34,521	9,244,724
Kirby Corp. *	22,767	1,318,437
Knight-Swift Transportation Holdings, Inc.	45,933	2,282,411
Landstar System, Inc.	14,308	2,246,356
Lyft, Inc., Class A *	98,088	5,426,228
Macquarie Infrastructure Corp.	27,032	1,067,764
Marten Transport Ltd.	22,339	353,403
Matson, Inc.	16,737	1,123,387
Mesa Air Group, Inc. *	10,446	93,178
Norfolk Southern Corp.	94,577	24,384,788
Old Dominion Freight Line, Inc.	35,998	9,688,862
P.A.M. Transportation Services, Inc. *	836	52,250
Radiant Logistics, Inc. *	16,850	104,807
Ryder System, Inc.	20,015	1,524,142
Saia, Inc. *	9,809	2,216,834
Schneider National, Inc., Class B	14,302	320,937
SkyWest, Inc. *	18,448	746,960
Southwest Airlines Co. *	224,272	11,330,221
Spirit Airlines, Inc. *	41,085	1,108,473
Sun Country Airlines Holdings, Inc. *	8,355	271,454
TuSimple Holdings, Inc., Class A *	12,484	459,411
Uber Technologies, Inc. *	558,524	24,273,453
Union Pacific Corp.	250,573	54,815,350
United Airlines Holdings, Inc. *	123,584	5,773,844
United Parcel Service, Inc., Class B	273,130	52,266,157
Universal Logistics Holdings, Inc.	3,300	76,065
US Xpress Enterprises, Inc., Class A *	8,327	72,695
Werner Enterprises, Inc.	21,085	963,795
XPO Logistics, Inc. *	38,337	5,316,959
Yellow Corp. *	17,799	92,555
		319,857,705

Utilities 2.4%
ALLETE, Inc.	19,789	1,391,563
Alliant Energy Corp.	94,140	5,510,014
Ameren Corp.	97,213	8,158,115
American Electric Power Co., Inc.	188,600	16,619,432
American States Water Co.	13,666	1,206,981
American Water Works Co., Inc.	68,324	11,622,596
Artesian Resources Corp., Class A	3,837	149,950
Atmos Energy Corp.	49,532	4,883,360
Avangrid, Inc.	26,057	1,358,612
Avista Corp.	28,061	1,201,853
Black Hills Corp.	23,760	1,607,364
Cadiz, Inc. *	12,851	174,131
California Water Service Group	20,344	1,275,162
CenterPoint Energy, Inc.	219,633	5,591,856
Chesapeake Utilities Corp.	6,642	827,527
Clearway Energy, Inc., Class A	11,000	296,450
Clearway Energy, Inc., Class C	28,572	819,445
CMS Energy Corp.	108,676	6,715,090
Consolidated Edison, Inc.	129,159	9,528,059
Dominion Energy, Inc.	304,340	22,785,936
DTE Energy Co.	72,753	8,535,382
Security	Number of Shares	Value ($)
Duke Energy Corp.	289,598	30,439,646
Edison International	144,312	7,865,004
Entergy Corp.	76,172	7,839,622
Essential Utilities, Inc.	84,594	4,155,257
Evergy, Inc.	87,003	5,674,336
Eversource Energy	129,334	11,157,644
Exelon Corp.	367,620	17,204,616
FirstEnergy Corp.	205,864	7,888,709
Genie Energy Ltd., Class B	11,877	69,956
Global Water Resources, Inc.	4,694	82,708
Hawaiian Electric Industries, Inc.	41,238	1,787,255
IDACORP, Inc.	18,963	1,999,648
MDU Resources Group, Inc.	75,850	2,405,962
MGE Energy, Inc.	13,779	1,076,415
Middlesex Water Co.	6,534	664,769
National Fuel Gas Co.	34,344	1,766,312
New Jersey Resources Corp.	36,250	1,396,350
NextEra Energy, Inc.	740,210	57,662,359
NiSource, Inc.	147,877	3,662,913
Northwest Natural Holding Co.	11,336	592,759
NorthWestern Corp.	18,710	1,159,833
NRG Energy, Inc.	92,935	3,832,639
OGE Energy Corp.	75,725	2,555,719
ONE Gas, Inc.	19,706	1,453,909
Ormat Technologies, Inc.	17,002	1,185,720
Otter Tail Corp.	15,277	775,919
PG&E Corp. *	562,756	4,946,625
Pinnacle West Capital Corp.	42,698	3,567,418
PNM Resources, Inc.	32,200	1,556,226
Portland General Electric Co.	34,344	1,679,422
PPL Corp.	291,056	8,257,259
Public Service Enterprise Group, Inc.	190,668	11,865,270
Pure Cycle Corp. *	8,000	123,680
RGC Resources, Inc.	3,883	98,473
Sempra Energy	118,776	15,518,084
SJW Group	10,924	752,991
South Jersey Industries, Inc.	41,802	1,052,156
Southwest Gas Holdings, Inc.	22,022	1,539,998
Spark Energy, Inc., Class A	5,059	56,307
Spire, Inc.	19,339	1,372,102
Sunnova Energy International, Inc. *	24,569	936,079
The AES Corp.	254,257	6,025,891
The Southern Co.	399,761	25,532,735
The York Water Co.	4,611	222,527
UGI Corp.	77,974	3,586,024
Unitil Corp.	6,060	320,695
Vistra Corp.	183,289	3,509,984
WEC Energy Group, Inc.	118,765	11,180,537
Xcel Energy, Inc.	202,677	13,832,705
		404,148,045
Total Common Stock
(Cost $7,820,588,304)		16,998,110,513

Preferred Stock 0.0% of net assets

Energy 0.0%
Meta Materials, Inc. *(a)(b)	48,543	52,426
Total Preferred Stock
(Cost $13,735)		52,426

Rights 0.0% of net assets

Consumer Durables & Apparel 0.0%
ZAGG, Inc. CVR *(b)	8,000	720

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Adicet Bio, Inc. CVR *(b)	780	—
Aduro Biotech, Inc. CVR *(b)	5,747	17,241
Elanco Animal Health, Inc. CVR *(b)	16,000	97
F-star Therapeutics, Inc. Agonist CVR *(b)	975	395
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	395
Proteostasis Therapeutics, Inc. CVR *(b)	7,700	831
		18,959
Total Rights
(Cost $1,955)		21,245
Security	Number of Shares/ Face Amount	Value ($)
Short-Term Investments 0.6% of net assets

Money Market Fund 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)(e)	25,758,980	25,758,980

Time Deposit 0.5%
Barclays Capital, Inc.
0.01%, 08/02/21 (f)	82,822,378	82,822,378
Total Short-Term Investments
(Cost $108,581,358)		108,581,358

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/17/21	73	8,108,840	100,152
S&P 500 Index, e-mini, expires 09/17/21	206	45,211,850	422,365
Net Unrealized Appreciation			522,517
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,725,016.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.
(f)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Dividends Received
The Charles Schwab Corp.	$21,138,598	$3,138,599	$—	$—	$14,080,782	$38,357,979	564,503	$287,550

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$12,004,992,748	$—	$—	$12,004,992,748
Automobiles & Components	306,934,408	—	67,786	307,002,194
Consumer Services	375,979,599	—	3,076	375,982,675
Pharmaceuticals, Biotechnology & Life Sciences	1,221,862,058	—	111,348	1,221,973,406
Real Estate	583,552,906	—	—*	583,552,906
Software & Services	2,504,591,468	—	15,116	2,504,606,584
Preferred Stock[1]	—	—	52,426	52,426
Rights[1]
Consumer Durables & Apparel	—	—	720	720
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	18,959*	18,959
Short-Term Investments[1]	25,758,980	—	—	25,758,980
Time Deposit	—	82,822,378	—	82,822,378
Futures Contracts[2]	522,517	—	—	522,517
Total	$17,024,194,684	$82,822,378	$270,997	$17,107,288,059
*	Level 3 amount shown includes securities determined to have no value at July 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 2.5%
Aptiv plc *	1,795	299,496
QuantumScape Corp. *	2,936	67,264
Tesla, Inc. *	28,156	19,348,803
Thor Industries, Inc.	800	94,688
		19,810,251

Banks 0.1%
Citizens Financial Group, Inc.	2,708	114,169
Rocket Cos., Inc., Class A	4,786	82,511
Sterling Bancorp	531	11,528
Synovus Financial Corp.	385	15,746
UWM Holdings Corp.	725	5,532
Western Alliance Bancorp	1,941	180,164
		409,650

Capital Goods 3.2%
3M Co.	3,064	606,488
Advanced Drainage Systems, Inc.	2,046	249,796
AGCO Corp.	216	28,536
Allegion plc	2,470	337,402
Allison Transmission Holdings, Inc.	2,979	118,892
Armstrong World Industries, Inc.	850	91,953
Axon Enterprise, Inc. *	2,323	432,124
BWX Technologies, Inc.	2,569	147,538
Carlisle Cos., Inc.	708	143,186
Carrier Global Corp.	14,727	813,667
Caterpillar, Inc.	17,149	3,545,556
Deere & Co.	10,234	3,700,512
Donaldson Co., Inc.	547	36,206
Fastenal Co.	18,459	1,010,999
Fortune Brands Home & Security, Inc.	1,268	123,592
Generac Holdings, Inc. *	2,224	932,657
Graco, Inc.	3,786	295,611
HEICO Corp.	513	69,383
HEICO Corp., Class A	913	110,738
Honeywell International, Inc.	5,447	1,273,454
Howmet Aerospace, Inc. *	1,028	33,739
Illinois Tool Works, Inc.	10,244	2,322,007
Lincoln Electric Holdings, Inc.	2,084	290,572
Lockheed Martin Corp.	7,862	2,922,070
Nordson Corp.	368	83,216
Northrop Grumman Corp.	482	174,976
Parker-Hannifin Corp.	777	242,447
Plug Power, Inc. *	18,182	496,005
Rockwell Automation, Inc.	2,547	782,999
SiteOne Landscape Supply, Inc. *	825	144,194
Spirit AeroSystems Holdings, Inc., Class A	1,082	46,753
The AZEK Co., Inc. *	2,227	80,996
The Middleby Corp. *	599	114,703
The Toro Co.	3,668	417,198
Security	Number of Shares	Value ($)
Trane Technologies plc	4,207	856,587
TransDigm Group, Inc. *	538	344,906
Trex Co., Inc. *	4,208	408,597
United Rentals, Inc. *	910	299,890
Vertiv Holdings Co.	10,201	286,036
Virgin Galactic Holdings, Inc. *	4,725	141,703
W.W. Grainger, Inc.	1,398	621,523
Xylem, Inc.	4,257	535,743
		25,715,150

Commercial & Professional Services 0.9%
Booz Allen Hamilton Holding Corp.	4,934	423,387
Cintas Corp.	3,028	1,193,577
Copart, Inc. *	7,580	1,114,260
CoStar Group, Inc. *	11,028	979,838
Equifax, Inc.	1,671	435,463
IAA, Inc. *	4,888	295,626
MSA Safety, Inc.	373	61,351
Robert Half International, Inc.	3,492	342,949
Rollins, Inc.	7,639	292,803
TransUnion	4,750	570,285
Verisk Analytics, Inc.	3,660	695,180
Waste Management, Inc.	2,432	360,568
		6,765,287

Consumer Durables & Apparel 1.7%
Brunswick Corp.	353	36,853
Columbia Sportswear Co.	87	8,667
D.R. Horton, Inc.	4,958	473,142
Deckers Outdoor Corp. *	134	55,054
Hanesbrands, Inc.	7,458	136,183
Lululemon Athletica, Inc. *	4,137	1,655,503
Mattel, Inc. *	12,674	275,279
NIKE, Inc., Class B	44,975	7,533,762
NVR, Inc. *	80	417,808
Peloton Interactive, Inc., Class A *	9,573	1,130,093
Polaris, Inc.	1,463	191,756
PulteGroup, Inc.	2,738	150,234
Skechers U.S.A., Inc., Class A *	521	27,967
Tapestry, Inc. *	986	41,708
Tempur Sealy International, Inc.	6,611	286,058
Toll Brothers, Inc.	1,678	99,455
TopBuild Corp. *	998	202,285
VF Corp.	7,557	606,071
YETI Holdings, Inc. *	3,102	298,816
		13,626,694

Consumer Services 2.5%
Booking Holdings, Inc. *	1,488	3,241,251
Boyd Gaming Corp. *	619	35,283
Bright Horizons Family Solutions, Inc. *	1,760	263,120
Caesars Entertainment, Inc. *	4,481	391,460
Chegg, Inc. *	3,868	342,821

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chipotle Mexican Grill, Inc. *	1,018	1,896,982
Choice Hotels International, Inc.	1,251	149,995
Churchill Downs, Inc.	1,339	248,786
Darden Restaurants, Inc.	3,193	465,795
Domino’s Pizza, Inc.	951	499,741
DraftKings, Inc., Class A *	11,020	534,470
Expedia Group, Inc. *	5,123	824,137
frontdoor, Inc. *	2,154	105,417
H&R Block, Inc.	5,267	129,305
Hilton Worldwide Holdings, Inc. *	6,667	876,377
Las Vegas Sands Corp. *	11,984	507,522
Marriott International, Inc., Class A *	9,868	1,440,531
McDonald’s Corp.	4,831	1,172,532
Penn National Gaming, Inc. *	348	23,796
Planet Fitness, Inc., Class A *	2,058	154,823
Six Flags Entertainment Corp. *	1,045	43,420
Starbucks Corp.	42,773	5,193,925
The Wendy’s Co.	6,400	148,544
Travel & Leisure Co.	2,031	105,206
Vail Resorts, Inc. *	1,450	442,540
Wyndham Hotels & Resorts, Inc.	2,078	149,741
Wynn Resorts Ltd. *	3,841	377,685
Yum China Holdings, Inc.	1,222	75,996
Yum! Brands, Inc.	917	120,485
		19,961,686

Diversified Financials 2.0%
American Express Co.	15,060	2,568,182
Ameriprise Financial, Inc.	2,365	609,129
Apollo Global Management, Inc.	6,438	378,941
Ares Management Corp., Class A	4,384	313,938
Credit Acceptance Corp. *	24	11,634
Discover Financial Services	6,058	753,131
FactSet Research Systems, Inc.	1,189	424,806
LPL Financial Holdings, Inc.	2,900	409,016
MarketAxess Holdings, Inc.	1,352	642,430
Moody’s Corp.	5,586	2,100,336
Morningstar, Inc.	775	195,788
MSCI, Inc.	2,063	1,229,465
Raymond James Financial, Inc.	223	28,874
S&P Global, Inc.	6,189	2,653,348
Synchrony Financial	3,886	182,720
T. Rowe Price Group, Inc.	2,706	552,457
The Blackstone Group, Inc.	24,715	2,848,898
The Goldman Sachs Group, Inc.	664	248,920
Upstart Holdings, Inc. *	435	52,531
		16,204,544

Energy 0.3%
Cabot Oil & Gas Corp.	1,650	26,400
Cheniere Energy, Inc. *	8,476	719,867
Cimarex Energy Co.	711	46,357
Continental Resources, Inc.	237	8,094
Diamondback Energy, Inc.	3,117	240,414
EOG Resources, Inc.	2,543	185,283
Halliburton Co.	1,659	34,308
Hess Corp.	667	50,986
New Fortress Energy, Inc.	937	28,400
Occidental Petroleum Corp.	3,869	100,981
Pioneer Natural Resources Co.	3,500	508,795
Texas Pacific Land Corp.	215	320,898
		2,270,783

Security	Number of Shares	Value ($)
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	15,005	6,447,948
Sysco Corp.	17,664	1,310,669
		7,758,617

Food, Beverage & Tobacco 2.2%
Altria Group, Inc.	37,358	1,794,679
Beyond Meat, Inc. *	1,827	224,173
Brown-Forman Corp., Class A	816	54,582
Brown-Forman Corp., Class B	3,304	234,320
Darling Ingredients, Inc. *	303	20,928
Freshpet, Inc. *	1,485	217,478
Kellogg Co.	3,992	252,933
Lamb Weston Holdings, Inc.	1,557	103,961
Monster Beverage Corp. *	12,501	1,179,094
PepsiCo, Inc.	41,636	6,534,770
Pilgrim’s Pride Corp. *	688	15,239
The Boston Beer Co., Inc., Class A *	337	239,270
The Coca-Cola Co.	99,521	5,675,683
The Hershey Co.	4,561	815,872
		17,362,982

Health Care Equipment & Services 3.8%
Abbott Laboratories	31,528	3,814,257
ABIOMED, Inc. *	1,612	527,350
agilon health, Inc. *	1,663	61,182
Align Technology, Inc. *	2,855	1,986,509
Amedisys, Inc. *	1,029	268,178
Cardinal Health, Inc.	6,211	368,809
Certara, Inc. *	675	18,367
Chemed Corp.	145	69,023
Danaher Corp.	1,196	355,798
DaVita, Inc. *	1,793	215,608
DexCom, Inc. *	3,496	1,802,223
Edwards Lifesciences Corp. *	22,421	2,517,206
Encompass Health Corp.	2,005	166,916
Globus Medical, Inc., Class A *	139	11,561
Guardant Health, Inc. *	3,271	359,156
HCA Healthcare, Inc.	9,440	2,343,008
IDEXX Laboratories, Inc. *	3,069	2,082,408
Insulet Corp. *	2,393	669,298
Intuitive Surgical, Inc. *	4,287	4,250,389
Masimo Corp. *	1,311	357,103
McKesson Corp.	824	167,956
Molina Healthcare, Inc. *	325	88,728
Novocure Ltd. *	3,701	569,991
Oak Street Health, Inc. *	3,419	215,534
Penumbra, Inc. *	1,223	325,599
ResMed, Inc.	4,695	1,276,101
STERIS plc	497	108,321
Stryker Corp.	5,404	1,464,160
Tandem Diabetes Care, Inc. *	2,090	227,120
Teleflex, Inc.	303	120,421
UnitedHealth Group, Inc.	2,362	973,664
Veeva Systems, Inc., Class A *	4,969	1,653,236
West Pharmaceutical Services, Inc.	2,664	1,096,849
		30,532,029

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	461	39,913
Colgate-Palmolive Co.	16,070	1,277,565
Herbalife Nutrition Ltd. *	625	31,838
Kimberly-Clark Corp.	6,154	835,221

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Clorox Co.	3,644	659,163
The Estee Lauder Cos., Inc., Class A	8,311	2,774,461
		5,618,161

Insurance 0.3%
Alleghany Corp. *	53	35,144
Aon plc, Class A	4,785	1,244,244
Arch Capital Group Ltd. *	3,345	130,455
Brown & Brown, Inc.	483	26,275
Erie Indemnity Co., Class A	626	115,741
Everest Re Group Ltd.	318	80,400
GoHealth, Inc., Class A *	1,453	12,787
Lemonade, Inc. *	141	12,276
Lincoln National Corp.	1,018	62,729
Markel Corp. *	83	100,112
Marsh & McLennan Cos., Inc.	2,177	320,498
RenaissanceRe Holdings Ltd.	783	119,556
		2,260,217

Materials 1.0%
Avery Dennison Corp.	1,592	335,403
Axalta Coating Systems Ltd. *	1,308	39,371
Ball Corp.	3,450	279,036
Celanese Corp.	1,493	232,565
Crown Holdings, Inc.	565	56,364
Diversey Holdings Ltd. *	1,401	23,369
Dow, Inc.	1,941	120,653
Ecolab, Inc.	7,956	1,756,923
FMC Corp.	1,175	125,666
Freeport-McMoRan, Inc.	15,571	593,255
Graphic Packaging Holding Co.	2,813	53,925
Louisiana-Pacific Corp.	263	14,581
LyondellBasell Industries N.V., Class A	1,166	115,819
Olin Corp.	386	18,154
PPG Industries, Inc.	3,624	592,596
RPM International, Inc.	2,712	234,832
Sealed Air Corp.	2,949	167,356
Southern Copper Corp.	2,751	180,576
Steel Dynamics, Inc.	1,390	89,585
The Chemours Co.	3,122	103,806
The Scotts Miracle-Gro Co.	1,489	263,493
The Sherwin-Williams Co.	8,852	2,576,198
W.R. Grace & Co.	2,022	140,731
Westlake Chemical Corp.	235	19,486
		8,133,743

Media & Entertainment 12.7%
Alphabet, Inc., Class A *	9,397	25,320,498
Alphabet, Inc., Class C *	8,860	23,961,161
Altice USA, Inc., Class A *	5,475	168,247
Cable One, Inc.	104	196,351
Charter Communications, Inc., Class A *	4,520	3,363,106
Facebook, Inc., Class A *	86,854	30,946,080
Live Nation Entertainment, Inc. *	1,845	145,552
Madison Square Garden Sports Corp. *	256	41,661
Match Group, Inc. *	9,796	1,560,209
Netflix, Inc. *	15,667	8,108,769
Nexstar Media Group, Inc., Class A	99	14,560
Pinterest, Inc., Class A *	19,838	1,168,458
Playtika Holding Corp. *	2,707	60,177
Roku, Inc. *	4,179	1,789,908
Skillz, Inc. *(a)	10,799	152,050
Spotify Technology S.A. *	4,961	1,134,432
Take-Two Interactive Software, Inc. *	831	144,112
The Walt Disney Co. *	3,362	591,779
TripAdvisor, Inc. *	2,244	85,160
Security	Number of Shares	Value ($)
Twitter, Inc. *	3,010	209,948
Vimeo, Inc. *	4,205	188,384
World Wrestling Entertainment, Inc., Class A	1,359	67,107
Zillow Group, Inc., Class A *	2,159	231,294
Zillow Group, Inc., Class C *	5,940	631,184
Zynga, Inc., Class A *	17,459	176,336
		100,456,523

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
10X Genomics, Inc., Class A *	3,033	555,737
AbbVie, Inc.	64,119	7,457,040
Acceleron Pharma, Inc. *	1,917	239,740
Adaptive Biotechnologies Corp. *	3,487	127,833
Agilent Technologies, Inc.	9,884	1,514,525
Alnylam Pharmaceuticals, Inc. *	4,259	762,105
Amgen, Inc.	17,165	4,146,034
Avantor, Inc. *	21,056	791,284
Bio-Techne Corp.	1,403	676,583
Bruker Corp.	3,708	304,983
Catalent, Inc. *	1,371	164,260
Charles River Laboratories International, Inc. *	1,690	687,695
CureVac N.V. *(a)	1,914	94,284
Eli Lilly & Co.	24,303	5,917,780
Exact Sciences Corp. *	5,713	616,090
Exelixis, Inc. *	9,495	159,991
Horizon Therapeutics plc *	1,468	146,829
Illumina, Inc. *	5,293	2,624,005
Incyte Corp. *	5,712	441,823
Ionis Pharmaceuticals, Inc. *	4,730	175,672
Iovance Biotherapeutics, Inc. *	1,561	34,763
IQVIA Holdings, Inc. *	3,419	846,886
Maravai LifeSciences Holdings, Inc., Class A *	2,765	121,577
Mettler-Toledo International, Inc. *	832	1,226,127
Mirati Therapeutics, Inc. *	1,196	191,432
Moderna, Inc. *	12,277	4,341,147
Natera, Inc. *	2,779	318,251
Neurocrine Biosciences, Inc. *	3,384	315,423
Novavax, Inc. *	2,683	481,142
PPD, Inc. *	2,367	109,166
Regeneron Pharmaceuticals, Inc. *	391	224,673
Repligen Corp. *	1,861	457,248
Royalty Pharma plc, Class A	6,977	266,521
Sarepta Therapeutics, Inc. *	2,796	189,513
Seagen, Inc. *	4,314	661,724
Sotera Health Co. *	2,771	65,673
Syneos Health, Inc. *	464	41,607
Thermo Fisher Scientific, Inc.	1,289	696,073
Ultragenyx Pharmaceutical, Inc. *	1,720	137,308
Vertex Pharmaceuticals, Inc. *	3,769	759,755
Waters Corp. *	2,065	804,958
Zoetis, Inc.	16,332	3,310,496
		43,205,756

Real Estate 1.7%
American Tower Corp.	16,385	4,633,678
CBRE Group, Inc., Class A *	627	60,480
CoreSite Realty Corp.	1,194	165,023
Crown Castle International Corp.	15,640	3,019,928
Equinix, Inc.	2,303	1,889,404
Equity LifeStyle Properties, Inc.	3,332	279,222
Extra Space Storage, Inc.	413	71,920
Iron Mountain, Inc.	7,301	319,492
Lamar Advertising Co., Class A	2,732	291,231
Opendoor Technologies, Inc. *	2,467	36,561
Public Storage	4,179	1,305,854

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SBA Communications Corp.	660	225,053
Simon Property Group, Inc.	10,277	1,300,246
		13,598,092

Retailing 11.2%
Amazon.com, Inc. *	15,751	52,412,870
AutoZone, Inc. *	171	277,630
Best Buy Co., Inc.	2,093	235,149
Burlington Stores, Inc. *	2,260	756,648
CarMax, Inc. *	496	66,439
Carvana Co. *	2,795	943,480
Dollar General Corp.	3,718	864,955
DoorDash, Inc., Class A *	2,668	465,006
eBay, Inc.	24,733	1,687,038
Etsy, Inc. *	4,596	843,412
Five Below, Inc. *	1,987	386,312
Floor & Decor Holdings, Inc., Class A *	3,672	448,021
GameStop Corp., Class A *	2,141	344,958
L Brands, Inc.	4,867	389,701
Leslie’s, Inc. *	3,415	83,155
Lithia Motors, Inc.	93	35,081
Lowe’s Cos., Inc.	26,045	5,018,611
Nordstrom, Inc. *	3,357	111,117
O'Reilly Automotive, Inc. *	764	461,334
Petco Health & Wellness Co., Inc. *	167	3,445
Pool Corp.	1,411	674,204
RH *	621	412,394
Ross Stores, Inc.	12,696	1,557,672
Target Corp.	8,084	2,110,328
The Home Depot, Inc.	39,030	12,809,256
The TJX Cos., Inc.	43,755	3,010,782
Tractor Supply Co.	4,176	755,564
Ulta Beauty, Inc. *	1,948	654,138
Vroom, Inc. *	1,018	37,707
Wayfair, Inc., Class A *	1,512	364,936
Williams-Sonoma, Inc.	2,060	312,502
		88,533,845

Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc. *	43,927	4,664,608
Allegro MicroSystems, Inc. *	1,817	49,804
Analog Devices, Inc.	1,962	328,478
Applied Materials, Inc.	33,226	4,649,314
Broadcom, Inc.	14,490	7,033,446
Brooks Automation, Inc.	2,203	196,089
Enphase Energy, Inc. *	4,783	906,857
Entegris, Inc.	4,881	588,844
KLA Corp.	5,562	1,936,466
Lam Research Corp.	5,170	3,295,410
Maxim Integrated Products, Inc.	9,197	918,872
Microchip Technology, Inc.	7,619	1,090,431
Micron Technology, Inc. *	5,600	434,448
MKS Instruments, Inc.	1,693	264,853
Monolithic Power Systems, Inc.	1,623	729,149
NVIDIA Corp.	86,832	16,931,372
NXP Semiconductors N.V.	3,069	633,411
ON Semiconductor Corp. *	8,301	324,237
QUALCOMM, Inc.	40,943	6,133,262
Skyworks Solutions, Inc.	2,812	518,842
Teradyne, Inc.	6,037	766,699
Texas Instruments, Inc.	20,790	3,962,990
Universal Display Corp.	1,566	367,211
Xilinx, Inc.	8,917	1,336,123
		58,061,216

Security	Number of Shares	Value ($)
Software & Services 25.5%
Accenture plc, Class A	18,564	5,897,412
Adobe, Inc. *	17,329	10,772,226
Alteryx, Inc., Class A *	2,154	166,720
Anaplan, Inc. *	5,092	291,262
ANSYS, Inc. *	1,320	486,367
Aspen Technology, Inc. *	2,455	359,068
Atlassian Corp. plc, Class A *	4,791	1,557,650
Autodesk, Inc. *	7,994	2,567,113
Automatic Data Processing, Inc.	14,205	2,977,794
Avalara, Inc. *	3,081	515,051
Bentley Systems, Inc., Class B	4,886	297,118
Bill.com Holdings, Inc. *	2,724	563,378
Broadridge Financial Solutions, Inc.	3,804	659,956
C3.ai, Inc., Class A *	173	8,711
Cadence Design Systems, Inc. *	9,971	1,472,218
CDK Global, Inc.	663	31,817
Citrix Systems, Inc.	1,611	162,308
Cloudflare, Inc., Class A *	8,594	1,019,506
Coupa Software, Inc. *	2,649	574,833
Crowdstrike Holdings, Inc., Class A *	5,819	1,475,757
Datadog, Inc., Class A *	8,222	910,175
DocuSign, Inc. *	6,918	2,061,841
DoubleVerify Holdings, Inc. *	538	18,615
Dropbox, Inc., Class A *	11,003	346,484
Duck Creek Technologies, Inc. *	564	24,777
Dynatrace, Inc. *	6,254	399,443
Elastic N.V. *	2,466	365,116
EPAM Systems, Inc. *	1,951	1,092,170
Euronet Worldwide, Inc. *	1,312	187,380
Everbridge, Inc. *	1,373	193,895
Fair Isaac Corp. *	1,012	530,197
FireEye, Inc. *	2,426	49,005
Fiserv, Inc. *	1,471	169,327
Five9, Inc. *	2,413	485,713
FleetCor Technologies, Inc. *	684	176,622
Fortinet, Inc. *	4,858	1,322,542
Gartner, Inc. *	3,040	804,779
Genpact Ltd.	313	15,591
Globant S.A. *	1,406	336,259
GoDaddy, Inc., Class A *	603	50,562
HubSpot, Inc. *	1,616	963,168
Intuit, Inc.	9,266	4,910,702
Jack Henry & Associates, Inc.	693	120,644
Jamf Holding Corp. *	1,583	51,938
Manhattan Associates, Inc. *	1,235	197,143
Mastercard, Inc., Class A	31,762	12,258,226
McAfee Corp., Class A	1,249	33,810
Medallia, Inc. *	2,002	67,808
Microsoft Corp.	273,507	77,924,879
MongoDB, Inc. *	1,913	686,614
nCino, Inc. *	1,721	109,404
New Relic, Inc. *	1,959	135,328
NortonLifeLock, Inc.	5,231	129,833
Nuance Communications, Inc. *	3,943	216,471
Nutanix, Inc., Class A *	6,997	252,032
Okta, Inc. *	4,504	1,116,046
Oracle Corp.	58,893	5,131,936
Palantir Technologies, Inc., Class A *	58,905	1,278,828
Palo Alto Networks, Inc. *	3,458	1,379,915
Paychex, Inc.	10,188	1,159,598
Paycom Software, Inc. *	1,834	733,600
Paylocity Holding Corp. *	1,363	282,768
PayPal Holdings, Inc. *	42,651	11,751,630
Pegasystems, Inc.	1,407	179,590
Proofpoint, Inc. *	2,049	357,878
PTC, Inc. *	3,824	517,961
RingCentral, Inc., Class A *	2,916	779,359

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sabre Corp. *	11,401	134,418
salesforce.com, Inc. *	6,448	1,559,965
ServiceNow, Inc. *	7,155	4,206,353
Shift4 Payments, Inc., Class A *	1,542	137,531
Smartsheet, Inc., Class A *	4,352	315,738
Snowflake, Inc., Class A *	4,075	1,082,809
Splunk, Inc. *	5,949	844,639
Square, Inc., Class A *	14,174	3,504,663
StoneCo Ltd., Class A *	7,435	437,475
Switch, Inc., Class A	4,239	87,578
Synopsys, Inc. *	3,492	1,005,661
Teradata Corp. *	3,334	165,566
The Trade Desk, Inc., Class A *	15,536	1,272,554
The Western Union Co.	3,658	84,902
Twilio, Inc., Class A *	1,648	615,676
Tyler Technologies, Inc. *	1,263	622,204
Unity Software, Inc. *	5,338	571,807
Visa, Inc., Class A	61,436	15,137,216
VMware, Inc., Class A *(a)	1,094	168,192
WEX, Inc. *	1,092	207,185
Wix.com Ltd. *	1,933	577,271
Workday, Inc., Class A *	6,701	1,570,714
Zendesk, Inc. *	4,263	556,449
Zoom Video Communications, Inc., Class A *	7,747	2,929,141
Zscaler, Inc. *	2,799	660,312
		202,579,886

Technology Hardware & Equipment 11.4%
Amphenol Corp., Class A	15,071	1,092,497
Apple Inc.	569,783	83,108,548
Arista Networks, Inc. *	1,947	740,619
CDW Corp.	5,078	931,051
Cognex Corp.	6,210	561,446
Coherent, Inc. *	799	196,506
CommScope Holding Co., Inc. *	7,207	152,500
Corning, Inc.	9,319	390,093
Dell Technologies, Inc., Class C *	4,863	469,863
HP, Inc.	15,773	455,367
IPG Photonics Corp. *	98	21,380
Jabil, Inc.	4,180	248,877
Keysight Technologies, Inc. *	2,957	486,574
NCR Corp. *	1,622	72,017
NetApp, Inc.	5,378	428,035
Pure Storage, Inc., Class A *	9,151	178,628
Ubiquiti, Inc.	206	64,499
Vontier Corp.	3,306	106,949
Zebra Technologies Corp., Class A *	1,930	1,066,287
		90,771,736

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	961	85,692
Delta Air Lines, Inc. *	23,235	927,077
Expeditors International of Washington, Inc.	4,449	570,584
FedEx Corp.	3,872	1,083,966
JB Hunt Transport Services, Inc.	2,712	456,836
Kansas City Southern	881	235,932
Landstar System, Inc.	1,214	190,598
Lyft, Inc., Class A *	10,169	562,549
Security	Number of Shares	Value ($)
Old Dominion Freight Line, Inc.	3,418	919,955
TuSimple Holdings, Inc., Class A *	147	5,410
Uber Technologies, Inc. *	50,124	2,178,389
Union Pacific Corp.	15,238	3,333,465
United Parcel Service, Inc., Class B	26,271	5,027,219
XPO Logistics, Inc. *	3,002	416,347
		15,994,019

Utilities 0.0%
Brookfield Renewable Corp., Class A	1,136	48,212
NRG Energy, Inc.	3,962	163,393
		211,605
Total Common Stock
(Cost $502,282,194)		789,842,472

Investment Company 0.1% of net assets

Equity Fund 0.1%
iShares Russell 1000 Growth ETF	2,500	701,650
Total Investment Company
(Cost $616,624)		701,650

Short-Term Investments 0.7% of net assets

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	4,813,818	4,813,818
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)(c)	295,775	295,775
Total Short-Term Investments
(Cost $5,109,593)		5,109,593

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	2	438,950	3,516
Russell 1000 Growth Index, e-mini, expires 09/17/21	21	2,961,420	(20,249)
Net Unrealized Depreciation			(16,733)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $284,990.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF –	Exchange-traded fund

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$789,842,472	$—	$—	$789,842,472
Investment Company[1]	701,650	—	—	701,650
Short-Term Investments[1]	5,109,593	—	—	5,109,593
Futures Contracts[2]	3,516	—	—	3,516
Liabilities
Futures Contracts[2]	(20,249)	—	—	(20,249)
Total	$795,636,982	$—	$—	$795,636,982
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 1.0%
Aptiv plc *	5,884	981,745
BorgWarner, Inc.	6,420	314,452
Ford Motor Co. *	104,558	1,458,584
General Motors Co. *	36,744	2,088,529
Gentex Corp.	6,419	218,439
Harley-Davidson, Inc.	4,065	161,055
Lear Corp.	1,606	281,018
QuantumScape Corp. *	884	20,252
Thor Industries, Inc.	838	99,186
		5,623,260

Banks 8.0%
Bank of America Corp.	201,587	7,732,877
Bank of Hawaii Corp.	1,076	90,072
Bank OZK	3,285	133,732
BOK Financial Corp.	805	67,628
Citigroup, Inc.	55,245	3,735,667
Citizens Financial Group, Inc.	9,352	394,280
Comerica, Inc.	3,732	256,239
Commerce Bancshares, Inc.	2,847	201,368
Cullen/Frost Bankers, Inc.	1,535	164,736
East West Bancorp, Inc.	3,784	269,232
F.N.B. Corp.	8,418	96,470
Fifth Third Bancorp	18,703	678,732
First Citizens BancShares, Inc., Class A	163	127,562
First Hawaiian, Inc.	3,522	96,961
First Horizon Corp.	14,638	226,157
First Republic Bank	4,683	913,279
Huntington Bancshares, Inc.	39,029	549,528
JPMorgan Chase & Co.	80,403	12,203,567
KeyCorp	25,837	507,955
M&T Bank Corp.	3,427	458,704
MGIC Investment Corp.	9,033	125,017
New York Community Bancorp, Inc.	12,002	141,384
PacWest Bancorp	3,178	126,548
People’s United Financial, Inc.	11,312	177,598
Pinnacle Financial Partners, Inc.	1,973	176,801
Popular, Inc.	2,201	160,145
Prosperity Bancshares, Inc.	2,370	161,610
Regions Financial Corp.	25,682	494,379
Signature Bank	1,509	342,498
Sterling Bancorp	4,681	101,625
SVB Financial Group *	1,492	820,540
Synovus Financial Corp.	3,627	148,344
TFS Financial Corp.	1,335	26,006
The PNC Financial Services Group, Inc.	11,339	2,068,347
Truist Financial Corp.	35,894	1,953,711
U.S. Bancorp	35,878	1,992,664
Umpqua Holdings Corp.	5,914	111,597
UWM Holdings Corp.	589	4,494
Webster Financial Corp.	2,410	115,921
Security	Number of Shares	Value ($)
Wells Fargo & Co.	110,576	5,079,862
Western Alliance Bancorp	1,270	117,881
Wintrust Financial Corp.	1,502	107,243
Zions Bancorp NA	4,340	226,331
		43,685,292

Capital Goods 8.8%
3M Co.	13,207	2,614,194
A.O. Smith Corp.	3,553	249,883
Acuity Brands, Inc.	940	164,857
AECOM *	3,755	236,415
AGCO Corp.	1,495	197,504
Air Lease Corp.	2,870	121,573
Allegion plc	570	77,862
Allison Transmission Holdings, Inc.	697	27,817
AMETEK, Inc.	6,155	855,853
Armstrong World Industries, Inc.	653	70,642
Builders FirstSource, Inc. *	5,507	245,062
BWX Technologies, Inc.	623	35,779
Carlisle Cos., Inc.	842	170,286
Carrier Global Corp.	12,343	681,951
Caterpillar, Inc.	2,023	418,255
ChargePoint Holdings, Inc. *	3,647	86,252
Colfax Corp. *	3,106	142,503
Crane Co.	1,325	128,830
Cummins, Inc.	3,902	905,654
Curtiss-Wright Corp.	1,082	128,001
Donaldson Co., Inc.	2,935	194,268
Dover Corp.	3,829	639,902
Eaton Corp. plc	10,640	1,681,652
Emerson Electric Co.	15,945	1,608,691
Fastenal Co.	1,720	94,204
Flowserve Corp.	3,486	146,726
Fortive Corp.	8,719	633,523
Fortune Brands Home & Security, Inc.	2,761	269,115
Gates Industrial Corp. plc *	1,865	33,775
General Dynamics Corp.	6,723	1,317,910
General Electric Co.	233,503	3,023,864
Graco, Inc.	1,688	131,799
HEICO Corp.	807	109,147
HEICO Corp., Class A	1,435	174,051
Hexcel Corp. *	2,216	120,595
Honeywell International, Inc.	14,563	3,404,684
Howmet Aerospace, Inc. *	9,722	319,076
Hubbell, Inc.	1,450	290,667
Huntington Ingalls Industries, Inc.	1,059	217,233
IDEX Corp.	2,026	459,274
Illinois Tool Works, Inc.	859	194,710
Ingersoll Rand, Inc. *	10,015	489,433
ITT, Inc.	2,317	226,857
Johnson Controls International plc	19,108	1,364,693
L3Harris Technologies, Inc.	5,459	1,237,774
Lennox International, Inc.	912	300,440
Lockheed Martin Corp.	838	311,459
Masco Corp.	6,765	403,938

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MasTec, Inc. *	1,492	151,035
Mercury Systems, Inc. *	1,467	96,822
MSC Industrial Direct Co., Inc., Class A	1,191	106,201
Nordson Corp.	1,290	291,708
Northrop Grumman Corp.	3,684	1,337,366
nVent Electric plc	4,425	139,874
Oshkosh Corp.	1,820	217,581
Otis Worldwide Corp.	11,477	1,027,765
Owens Corning	2,795	268,767
PACCAR, Inc.	9,099	755,126
Parker-Hannifin Corp.	2,871	895,838
Pentair plc	4,427	326,137
Quanta Services, Inc.	3,705	336,785
Raytheon Technologies Corp.	40,503	3,521,736
Regal Beloit Corp.	1,076	158,419
Rockwell Automation, Inc.	1,224	376,282
Roper Technologies, Inc.	2,802	1,376,735
Sensata Technologies Holding plc *	4,159	243,801
Shoals Technologies Group, Inc., Class A *	2,704	78,659
SiteOne Landscape Supply, Inc. *	561	98,052
Snap-on, Inc.	1,430	311,711
Spirit AeroSystems Holdings, Inc., Class A	1,972	85,210
Stanley Black & Decker, Inc.	4,308	848,891
Sunrun, Inc. *	5,344	283,072
Teledyne Technologies, Inc. *	1,225	554,643
Textron, Inc.	6,035	416,475
The AZEK Co., Inc. *	1,319	47,972
The Boeing Co. *	14,310	3,240,929
The Middleby Corp. *	1,023	195,894
The Timken Co.	1,718	136,581
The Toro Co.	153	17,402
Trane Technologies plc	3,266	664,990
TransDigm Group, Inc. *	982	629,550
United Rentals, Inc. *	1,263	416,222
Univar Solutions, Inc. *	4,456	109,350
Valmont Industries, Inc.	552	130,796
Virgin Galactic Holdings, Inc. *	289	8,667
W.W. Grainger, Inc.	209	92,917
Watsco, Inc.	876	247,417
Westinghouse Air Brake Technologies Corp.	4,850	411,620
Woodward, Inc.	1,525	185,379
Xylem, Inc.	1,642	206,646
		48,005,656

Commercial & Professional Services 1.3%
ADT, Inc.	4,263	44,719
CACI International, Inc., Class A *	617	164,714
Cintas Corp.	149	58,733
Clarivate plc *	11,045	251,826
Clean Harbors, Inc. *	1,342	127,490
CoStar Group, Inc. *	2,362	209,864
Driven Brands Holdings, Inc. *	1,006	32,011
Dun & Bradstreet Holdings, Inc. *	4,252	89,122
Equifax, Inc.	1,999	520,939
FTI Consulting, Inc. *	891	129,819
IHS Markit Ltd.	9,970	1,164,895
Jacobs Engineering Group, Inc.	3,455	467,289
Leidos Holdings, Inc.	3,776	401,842
ManpowerGroup, Inc.	1,443	171,111
MSA Safety, Inc.	693	113,985
Nielsen Holdings plc	9,589	227,163
Republic Services, Inc.	5,604	663,289
Robert Half International, Inc.	359	35,257
Rollins, Inc.	423	16,213
Science Applications International Corp.	1,538	134,267
Stericycle, Inc. *	2,427	171,225
TransUnion	1,612	193,537
Security	Number of Shares	Value ($)
Verisk Analytics, Inc.	1,546	293,647
Waste Management, Inc.	9,491	1,407,136
		7,090,093

Consumer Durables & Apparel 1.1%
Brunswick Corp.	1,828	190,843
Capri Holdings Ltd. *	3,915	220,454
Carter’s, Inc.	1,145	111,912
Columbia Sportswear Co.	995	99,122
D.R. Horton, Inc.	5,228	498,908
Deckers Outdoor Corp. *	647	265,820
Garmin Ltd.	4,051	636,817
Hanesbrands, Inc.	3,711	67,763
Hasbro, Inc.	3,407	338,792
Hayward Holdings, Inc. *	1,016	24,475
Leggett & Platt, Inc.	3,527	169,402
Lennar Corp., Class A	7,237	760,971
Lennar Corp., Class B	419	36,181
Mohawk Industries, Inc. *	1,517	295,663
Newell Brands, Inc.	10,108	250,173
NVR, Inc. *	29	151,455
Polaris, Inc.	468	61,341
PulteGroup, Inc.	4,987	273,637
PVH Corp. *	1,892	197,941
Ralph Lauren Corp.	1,276	144,852
Skechers U.S.A., Inc., Class A *	3,109	166,891
Tapestry, Inc. *	6,742	285,187
Toll Brothers, Inc.	1,778	105,382
TopBuild Corp. *	151	30,606
Under Armour, Inc., Class A *	5,110	104,499
Under Armour, Inc., Class C *	5,257	92,103
VF Corp.	3,106	249,101
Whirlpool Corp.	1,641	363,547
		6,193,838

Consumer Services 1.8%
Aramark	6,139	215,663
Boyd Gaming Corp. *	1,716	97,812
Bright Horizons Family Solutions, Inc. *	326	48,737
Caesars Entertainment, Inc. *	2,035	177,778
Carnival Corp. *	22,716	491,801
Chegg, Inc. *	886	78,526
Darden Restaurants, Inc.	1,110	161,927
Domino’s Pizza, Inc.	329	172,886
frontdoor, Inc. *	721	35,286
Grand Canyon Education, Inc. *	1,218	112,507
H&R Block, Inc.	942	23,126
Hilton Worldwide Holdings, Inc. *	2,424	318,635
Hyatt Hotels Corp., Class A *	1,075	85,860
Marriott Vacations Worldwide Corp. *	1,104	162,697
McDonald’s Corp.	16,410	3,982,871
MGM Resorts International	10,911	409,490
Norwegian Cruise Line Holdings Ltd. *	9,909	238,113
Penn National Gaming, Inc. *	3,922	268,186
Planet Fitness, Inc., Class A *	691	51,984
Royal Caribbean Cruises Ltd. *	5,856	450,151
Service Corp. International	4,397	274,769
Six Flags Entertainment Corp. *	1,266	52,602
Terminix Global Holdings, Inc. *	3,416	179,340
Travel & Leisure Co.	755	39,109
Wyndham Hotels & Resorts, Inc.	899	64,782
Yum China Holdings, Inc.	10,354	643,915
Yum! Brands, Inc.	7,285	957,176
		9,795,729

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 8.6%
Affiliated Managers Group, Inc.	1,104	174,918
AGNC Investment Corp.	14,085	223,529
Ally Financial, Inc.	9,905	508,721
American Express Co.	6,344	1,081,842
Ameriprise Financial, Inc.	1,378	354,918
Annaly Capital Management, Inc.	37,503	318,400
Ares Management Corp., Class A	444	31,795
Berkshire Hathaway, Inc., Class B *	50,138	13,952,904
BlackRock, Inc.	3,821	3,313,457
Capital One Financial Corp.	11,976	1,936,519
Cboe Global Markets, Inc.	2,847	337,284
CME Group, Inc.	9,583	2,032,842
Credit Acceptance Corp. *	229	111,012
Discover Financial Services	3,667	455,881
Equitable Holdings, Inc.	10,287	317,560
Evercore, Inc., Class A	1,078	142,512
FactSet Research Systems, Inc.	140	50,019
Franklin Resources, Inc.	7,768	229,544
Interactive Brokers Group, Inc., Class A	2,134	132,009
Intercontinental Exchange, Inc.	14,865	1,781,273
Invesco Ltd.	8,968	218,640
Janus Henderson Group plc	4,541	189,995
Jefferies Financial Group, Inc.	5,810	192,834
KKR & Co., Inc.	14,685	936,316
Lazard Ltd., Class A	2,754	129,989
Moody’s Corp.	224	84,224
Morgan Stanley	37,107	3,561,530
Morningstar, Inc.	59	14,905
MSCI, Inc.	625	372,475
Nasdaq, Inc.	3,050	569,527
New Residential Investment Corp.	11,496	112,201
Northern Trust Corp.	5,481	618,531
OneMain Holdings, Inc.	2,353	143,533
Raymond James Financial, Inc.	3,126	404,754
S&P Global, Inc.	1,877	804,707
Santander Consumer USA Holdings, Inc.	1,598	65,566
SEI Investments Co.	2,910	176,928
SLM Corp.	8,552	161,034
Starwood Property Trust, Inc.	7,285	189,629
State Street Corp.	9,280	808,659
Stifel Financial Corp.	2,712	180,456
Synchrony Financial	12,585	591,747
T. Rowe Price Group, Inc.	4,024	821,540
The Bank of New York Mellon Corp.	21,428	1,099,899
The Carlyle Group, Inc.	4,313	217,677
The Charles Schwab Corp. (a)	41,858	2,844,251
The Goldman Sachs Group, Inc.	8,334	3,124,250
Tradeweb Markets, Inc., Class A	2,820	244,579
Virtu Financial, Inc., Class A	2,480	63,835
Voya Financial, Inc.	3,200	206,080
		46,637,230

Energy 4.7%
Antero Midstream Corp.	8,878	84,341
APA Corp.	10,022	187,912
Baker Hughes Co.	19,704	418,513
Cabot Oil & Gas Corp.	9,190	147,040
Chevron Corp.	51,720	5,265,613
Cimarex Energy Co.	2,138	139,398
ConocoPhillips	36,083	2,022,813
Continental Resources, Inc.	1,549	52,898
Devon Energy Corp.	18,019	465,611
Diamondback Energy, Inc.	2,555	197,067
DTE Midstream LLC *	2,574	109,138
EOG Resources, Inc.	13,728	1,000,222
EQT Corp. *	7,507	138,054
Security	Number of Shares	Value ($)
Exxon Mobil Corp.	113,210	6,517,500
Halliburton Co.	22,422	463,687
Hess Corp.	6,901	527,512
HollyFrontier Corp.	3,991	117,335
Kinder Morgan, Inc.	51,970	903,239
Marathon Oil Corp.	21,037	243,819
Marathon Petroleum Corp.	17,407	961,215
NOV, Inc. *	10,483	144,770
Occidental Petroleum Corp.	19,689	513,883
ONEOK, Inc.	11,845	615,585
Phillips 66	11,695	858,764
Pioneer Natural Resources Co.	3,192	464,021
Schlumberger N.V.	37,352	1,076,858
Targa Resources Corp.	6,048	254,681
The Williams Cos., Inc.	32,450	812,872
Valero Energy Corp.	10,898	729,839
		25,434,200

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	4,124	89,078
Casey’s General Stores, Inc.	980	193,756
Costco Wholesale Corp.	772	331,744
Grocery Outlet Holding Corp. *	2,322	76,905
The Kroger Co.	19,969	812,738
U.S. Foods Holding Corp. *	5,908	202,881
Walgreens Boots Alliance, Inc.	19,165	903,630
Walmart, Inc.	38,355	5,467,505
		8,078,237

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	21,968	1,055,343
Archer-Daniels-Midland Co.	14,867	887,857
Beyond Meat, Inc. *	188	23,068
Brown-Forman Corp., Class A	610	40,803
Brown-Forman Corp., Class B	2,486	176,307
Bunge Ltd.	3,674	285,213
Campbell Soup Co.	5,243	229,224
Conagra Brands, Inc.	12,521	419,328
Constellation Brands, Inc., Class A	4,317	968,476
Darling Ingredients, Inc. *	4,105	283,532
Flowers Foods, Inc.	4,975	117,211
General Mills, Inc.	16,313	960,183
Hormel Foods Corp.	7,538	349,612
Ingredion, Inc.	1,781	156,390
Kellogg Co.	3,761	238,297
Keurig Dr Pepper, Inc.	18,651	656,702
Lamb Weston Holdings, Inc.	2,764	184,552
McCormick & Co., Inc. - Non Voting Shares	6,659	560,488
Molson Coors Beverage Co., Class B *	4,775	233,450
Mondelez International, Inc., Class A	37,284	2,358,586
Monster Beverage Corp. *	712	67,156
PepsiCo, Inc.	6,279	985,489
Philip Morris International, Inc.	41,627	4,166,446
Pilgrim’s Pride Corp. *	743	16,458
Post Holdings, Inc. *	1,566	160,264
Seaboard Corp.	7	28,770
The Coca-Cola Co.	30,515	1,740,271
The Hain Celestial Group, Inc. *	2,211	88,241
The Hershey Co.	552	98,742
The JM Smucker Co.	2,840	372,352
The Kraft Heinz Co.	17,715	681,496
Tyson Foods, Inc., Class A	7,666	547,812
		19,138,119

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 8.9%
Abbott Laboratories	23,217	2,808,793
Acadia Healthcare Co., Inc. *	2,356	145,412
agilon health, Inc. *	82	3,017
Amedisys, Inc. *	99	25,801
AmerisourceBergen Corp.	3,923	479,273
Anthem, Inc.	6,547	2,514,114
Baxter International, Inc.	13,438	1,039,429
Becton, Dickinson & Co.	7,726	1,975,925
Boston Scientific Corp. *	37,914	1,728,878
Cardinal Health, Inc.	3,155	187,344
Centene Corp. *	15,456	1,060,436
Cerner Corp.	8,046	646,818
Certara, Inc. *	383	10,421
Change Healthcare, Inc. *	6,550	142,201
Chemed Corp.	305	145,186
Cigna Corp.	9,117	2,092,260
CVS Health Corp.	35,187	2,898,001
Danaher Corp.	16,068	4,780,069
DaVita, Inc. *	554	66,619
Dentsply Sirona, Inc.	5,815	384,023
Encompass Health Corp.	1,107	92,158
Envista Holdings Corp. *	4,322	186,192
Globus Medical, Inc., Class A *	1,948	162,015
Henry Schein, Inc. *	3,777	302,727
Hill-Rom Holdings, Inc.	1,767	244,659
Hologic, Inc. *	6,778	508,621
Humana, Inc.	3,447	1,467,939
ICU Medical, Inc. *	529	107,540
Integra LifeSciences Holdings Corp. *	1,926	139,423
Laboratory Corp. of America Holdings *	2,608	772,359
Masimo Corp. *	366	99,695
McKesson Corp.	3,643	742,553
Medtronic plc	35,894	4,713,241
Molina Healthcare, Inc. *	1,310	357,643
Oak Street Health, Inc. *	265	16,706
Premier, Inc., Class A	3,269	116,507
Quest Diagnostics, Inc.	3,483	493,889
Quidel Corp. *	998	141,187
ResMed, Inc.	382	103,828
Signify Health, Inc., Class A *	607	15,976
STERIS plc	2,278	496,490
Stryker Corp.	5,341	1,447,091
Tandem Diabetes Care, Inc. *	98	10,650
Teladoc Health, Inc. *	3,912	580,736
Teleflex, Inc.	1,029	408,955
The Cooper Cos., Inc.	1,293	545,349
UnitedHealth Group, Inc.	23,415	9,652,131
Universal Health Services, Inc., Class B	2,032	325,953
Zimmer Biomet Holdings, Inc.	5,573	910,740
		48,296,973

Household & Personal Products 2.2%
Church & Dwight Co., Inc.	6,209	537,575
Colgate-Palmolive Co.	10,506	835,227
Coty, Inc., Class A *	7,874	68,740
Herbalife Nutrition Ltd. *	2,385	121,492
Kimberly-Clark Corp.	4,474	607,211
Reynolds Consumer Products, Inc.	1,443	41,054
Spectrum Brands Holdings, Inc.	1,129	98,618
The Clorox Co.	629	113,780
The Procter & Gamble Co.	65,087	9,257,324
		11,681,021

Security	Number of Shares	Value ($)
Insurance 3.8%
Aflac, Inc.	17,956	987,580
Alleghany Corp. *	323	214,181
American Financial Group, Inc.	1,801	227,809
American International Group, Inc.	22,919	1,085,215
Aon plc, Class A	2,456	638,634
Arch Capital Group Ltd. *	7,928	309,192
Arthur J. Gallagher & Co.	5,399	752,135
Assurant, Inc.	1,622	255,968
Assured Guaranty Ltd.	1,931	92,321
Athene Holding Ltd., Class A *	3,069	198,319
Axis Capital Holdings Ltd.	2,096	106,624
Brighthouse Financial, Inc. *	2,288	98,521
Brown & Brown, Inc.	5,919	321,994
Chubb Ltd.	11,964	2,018,805
Cincinnati Financial Corp.	4,003	471,874
CNA Financial Corp.	734	32,303
Erie Indemnity Co., Class A	205	37,902
Everest Re Group Ltd.	815	206,057
Fidelity National Financial, Inc.	7,363	328,463
First American Financial Corp.	2,829	190,420
Globe Life, Inc.	2,724	253,632
GoHealth, Inc., Class A *	183	1,610
Kemper Corp.	1,619	106,870
Lemonade, Inc. *	922	80,269
Lincoln National Corp.	4,313	265,767
Loews Corp.	5,938	318,455
Markel Corp. *	301	363,057
Marsh & McLennan Cos., Inc.	11,980	1,763,696
Mercury General Corp.	728	44,284
MetLife, Inc.	19,779	1,141,248
Old Republic International Corp.	7,440	183,470
Primerica, Inc.	1,041	152,215
Principal Financial Group, Inc.	7,184	446,342
Prudential Financial, Inc.	10,526	1,055,547
Reinsurance Group of America, Inc.	1,800	198,324
RenaissanceRe Holdings Ltd.	729	111,311
The Allstate Corp.	7,976	1,037,279
The Hanover Insurance Group, Inc.	949	128,969
The Hartford Financial Services Group, Inc.	9,520	605,662
The Progressive Corp.	15,613	1,485,733
The Travelers Cos., Inc.	6,713	999,700
Unum Group	5,413	148,316
W.R. Berkley Corp.	3,680	269,266
White Mountains Insurance Group Ltd.	80	90,526
Willis Towers Watson plc	3,428	706,442
		20,532,307

Materials 3.8%
Air Products & Chemicals, Inc.	5,910	1,719,987
Albemarle Corp.	3,101	638,930
Alcoa Corp. *	4,964	199,305
Amcor plc	41,157	475,775
AptarGroup, Inc.	1,748	225,352
Ardagh Group S.A.	502	11,722
Ashland Global Holdings, Inc.	1,476	125,563
Avery Dennison Corp.	1,031	217,211
Axalta Coating Systems Ltd. *	4,571	137,587
Ball Corp.	6,045	488,920
Berry Global Group, Inc. *	3,628	233,244
Celanese Corp.	1,923	299,546
CF Industries Holdings, Inc.	5,728	270,648
Cleveland-Cliffs, Inc. *	12,231	305,775
Corteva, Inc.	19,704	842,937
Crown Holdings, Inc.	3,048	304,068
Diversey Holdings Ltd. *	312	5,204
Dow, Inc.	18,531	1,151,887

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DuPont de Nemours, Inc.	14,236	1,068,412
Eagle Materials, Inc.	1,093	154,463
Eastman Chemical Co.	3,631	409,286
Ecolab, Inc.	818	180,639
Element Solutions, Inc.	6,148	143,802
FMC Corp.	2,582	276,145
Freeport-McMoRan, Inc.	27,633	1,052,817
Graphic Packaging Holding Co.	5,385	103,230
Huntsman Corp.	5,603	147,975
International Flavors & Fragrances, Inc.	6,652	1,002,057
International Paper Co.	10,448	603,476
Louisiana-Pacific Corp.	2,509	139,099
LyondellBasell Industries N.V., Class A	6,154	611,277
Martin Marietta Materials, Inc.	1,660	603,078
NewMarket Corp.	178	56,232
Newmont Corp.	21,430	1,346,233
Nucor Corp.	7,985	830,600
Olin Corp.	3,530	166,016
Packaging Corp. of America	2,510	355,165
PPG Industries, Inc.	3,652	597,175
Reliance Steel & Aluminum Co.	1,682	264,326
Royal Gold, Inc.	1,740	211,445
RPM International, Inc.	1,411	122,179
Sealed Air Corp.	1,847	104,817
Silgan Holdings, Inc.	2,221	89,995
Sonoco Products Co.	2,664	169,937
Southern Copper Corp.	196	12,865
Steel Dynamics, Inc.	4,379	282,227
The Chemours Co.	2,121	70,523
The Mosaic Co.	9,262	289,252
United States Steel Corp.	7,103	188,087
Valvoline, Inc.	4,868	149,350
Vulcan Materials Co.	3,529	635,185
Westlake Chemical Corp.	705	58,459
WestRock Co.	6,966	342,797
		20,492,282

Media & Entertainment 5.8%
Activision Blizzard, Inc.	20,631	1,725,164
Alphabet, Inc., Class A *	1,118	3,012,484
Alphabet, Inc., Class C *	1,054	2,850,459
Altice USA, Inc., Class A *	1,705	52,395
Cable One, Inc.	68	128,383
Charter Communications, Inc., Class A *	185	137,649
Comcast Corp., Class A	121,917	7,172,377
Discovery, Inc., Class A *(b)	4,405	127,789
Discovery, Inc., Class C *	8,463	229,432
DISH Network Corp., Class A *	6,658	278,904
Electronic Arts, Inc.	7,652	1,101,582
Fox Corp., Class A	8,601	306,712
Fox Corp., Class B	4,074	135,420
IAC/InterActiveCorp. *	2,048	281,170
Liberty Broadband Corp., Class A *	668	114,675
Liberty Broadband Corp., Class C *	4,043	717,592
Liberty Media Corp. - Liberty Formula One, Class A *	643	26,659
Liberty Media Corp. - Liberty Formula One, Class C *	5,332	250,231
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,155	100,617
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,333	200,184
Live Nation Entertainment, Inc. *	2,202	173,716
Madison Square Garden Sports Corp. *	309	50,287
News Corp., Class A	10,454	257,482
News Corp., Class B	3,225	75,820
Nexstar Media Group, Inc., Class A	1,019	149,864
Omnicom Group, Inc.	5,695	414,710
Security	Number of Shares	Value ($)
Sirius XM Holdings, Inc.	23,934	154,853
Take-Two Interactive Software, Inc. *	2,445	424,012
The Interpublic Group of Cos., Inc.	10,495	371,103
The New York Times Co., Class A	4,392	192,282
The Walt Disney Co. *	46,061	8,107,657
TripAdvisor, Inc. *	1,012	38,405
Twitter, Inc. *	18,641	1,300,210
ViacomCBS, Inc., Class A	158	7,036
ViacomCBS, Inc., Class B	15,614	639,081
Vimeo, Inc. *	266	11,917
World Wrestling Entertainment, Inc., Class A	161	7,950
Zynga, Inc., Class A *	13,904	140,430
		31,466,693

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Adaptive Biotechnologies Corp. *	316	11,585
Agilent Technologies, Inc.	841	128,866
Amgen, Inc.	2,718	656,506
Bio-Rad Laboratories, Inc., Class A *	566	418,563
Biogen, Inc. *	4,004	1,308,227
BioMarin Pharmaceutical, Inc. *	4,877	374,212
Bristol-Myers Squibb Co.	59,722	4,053,332
Catalent, Inc. *	3,325	398,368
Charles River Laboratories International, Inc. *	84	34,181
Elanco Animal Health, Inc. *	11,901	434,029
Eli Lilly & Co.	4,759	1,158,816
Exact Sciences Corp. *	340	36,666
Exelixis, Inc. *	1,183	19,934
Gilead Sciences, Inc.	33,567	2,292,290
Horizon Therapeutics plc *	4,743	474,395
Incyte Corp. *	706	54,609
Ionis Pharmaceuticals, Inc. *	295	10,956
Iovance Biotherapeutics, Inc. *	2,686	59,817
IQVIA Holdings, Inc. *	2,577	638,323
Jazz Pharmaceuticals plc *	1,589	269,367
Johnson & Johnson	70,443	12,130,285
Merck & Co., Inc.	67,733	5,206,636
Mirati Therapeutics, Inc. *	174	27,850
Natera, Inc. *	142	16,262
Nektar Therapeutics *	4,681	73,913
Organon & Co. *	6,735	195,382
PerkinElmer, Inc.	2,993	545,414
Perrigo Co., plc	3,604	173,100
Pfizer, Inc.	149,251	6,389,435
PPD, Inc. *	2,516	116,038
QIAGEN N.V. *	6,040	318,852
Regeneron Pharmaceuticals, Inc. *	2,393	1,375,042
Repligen Corp. *	85	20,885
Royalty Pharma plc, Class A	3,525	134,655
Sage Therapeutics, Inc. *	1,365	59,691
Seagen, Inc. *	379	58,135
Syneos Health, Inc. *	2,356	211,263
Thermo Fisher Scientific, Inc.	9,558	5,161,416
Ultragenyx Pharmaceutical, Inc. *	438	34,966
United Therapeutics Corp. *	1,174	213,586
Vertex Pharmaceuticals, Inc. *	4,155	837,565
Viatris, Inc.	32,296	454,405
Waters Corp. *	114	44,438
Zoetis, Inc.	656	132,971
		46,765,227

Real Estate 4.7%
Alexandria Real Estate Equities, Inc.	3,905	786,233
American Campus Communities, Inc.	3,635	182,877
American Homes 4 Rent, Class A	7,390	310,380
Americold Realty Trust	6,774	263,170
Apartment Income REIT Corp.	4,149	218,403

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AvalonBay Communities, Inc.	3,721	847,755
Boston Properties, Inc.	4,171	489,592
Brixmor Property Group, Inc.	7,934	182,641
Camden Property Trust	2,530	377,957
CBRE Group, Inc., Class A *	8,434	813,544
CoreSite Realty Corp.	246	34,000
Cousins Properties, Inc.	3,964	157,450
CubeSmart	5,387	267,518
CyrusOne, Inc.	3,267	232,839
Digital Realty Trust, Inc.	7,497	1,155,738
Douglas Emmett, Inc.	4,456	148,830
Duke Realty Corp.	10,016	509,614
EPR Properties	1,982	99,695
Equinix, Inc.	692	567,724
Equity LifeStyle Properties, Inc.	2,178	182,516
Equity Residential	9,835	827,419
Essex Property Trust, Inc.	1,731	567,941
Extra Space Storage, Inc.	3,191	555,681
Federal Realty Investment Trust	2,051	241,054
First Industrial Realty Trust, Inc.	3,449	188,936
Gaming & Leisure Properties, Inc.	5,890	278,833
Healthcare Trust of America, Inc., Class A	5,772	165,021
Healthpeak Properties, Inc.	14,400	532,368
Highwoods Properties, Inc.	2,753	131,291
Host Hotels & Resorts, Inc. *	18,735	298,449
Hudson Pacific Properties, Inc.	3,893	106,123
Invitation Homes, Inc.	15,145	616,099
Iron Mountain, Inc.	2,253	98,591
JBG SMITH Properties	3,321	108,364
Jones Lang LaSalle, Inc. *	1,371	305,143
Kilroy Realty Corp.	3,084	213,629
Kimco Realty Corp.	10,958	233,734
Lamar Advertising Co., Class A	288	30,701
Life Storage, Inc.	2,028	238,006
Medical Properties Trust, Inc.	15,505	326,070
Mid-America Apartment Communities, Inc.	3,042	587,410
National Retail Properties, Inc.	4,679	228,663
Omega Healthcare Investors, Inc.	6,244	226,532
Opendoor Technologies, Inc. *	7,361	109,090
Park Hotels & Resorts, Inc. *	6,350	117,475
Prologis, Inc.	19,704	2,522,900
Public Storage	954	298,106
Rayonier, Inc.	3,666	138,245
Realty Income Corp.	9,970	700,791
Regency Centers Corp.	4,520	295,653
Rexford Industrial Realty, Inc.	3,598	221,349
SBA Communications Corp.	2,409	821,445
Simon Property Group, Inc.	1,136	143,727
SL Green Realty Corp.	1,887	140,506
Spirit Realty Capital, Inc.	3,059	153,623
STORE Capital Corp.	6,490	234,873
Sun Communities, Inc.	2,947	577,936
The Howard Hughes Corp. *	1,102	102,166
UDR, Inc.	7,907	434,806
Ventas, Inc.	10,004	598,039
VEREIT, Inc.	6,136	300,480
VICI Properties, Inc.	14,354	447,701
Vornado Realty Trust	4,719	205,276
Weingarten Realty Investors	3,158	101,656
Welltower, Inc.	11,153	968,750
Weyerhaeuser Co.	20,002	674,667
WP Carey, Inc.	4,697	379,001
		25,622,795

Retailing 1.7%
Advance Auto Parts, Inc.	1,751	371,317
AutoNation, Inc. *	1,349	163,674
AutoZone, Inc. *	462	750,089
Security	Number of Shares	Value ($)
Best Buy Co., Inc.	5,139	577,367
Burlington Stores, Inc. *	102	34,150
CarMax, Inc. *	3,978	532,853
Dick’s Sporting Goods, Inc.	1,688	175,788
Dollar General Corp.	3,657	850,764
Dollar Tree, Inc. *	6,186	617,301
DoorDash, Inc., Class A *	267	46,535
Foot Locker, Inc.	2,385	136,088
Genuine Parts Co.	3,778	479,504
Kohl’s Corp.	4,210	213,868
L Brands, Inc.	2,651	212,266
Leslie’s, Inc. *	331	8,060
Lithia Motors, Inc.	699	263,677
LKQ Corp. *	7,485	379,864
Nordstrom, Inc. *	463	15,325
O'Reilly Automotive, Inc. *	1,280	772,915
Ollie’s Bargain Outlet Holdings, Inc. *	1,733	161,342
Penske Automotive Group, Inc.	838	74,247
Petco Health & Wellness Co., Inc. *	1,858	38,330
Qurate Retail, Inc. Class A	9,872	117,082
Target Corp.	7,335	1,914,802
The Gap, Inc.	5,347	155,972
Vroom, Inc. *	2,294	84,970
Wayfair, Inc., Class A *	900	217,224
Williams-Sonoma, Inc.	478	72,513
		9,437,887

Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	8,394	1,405,323
Brooks Automation, Inc.	343	30,530
Cirrus Logic, Inc. *	1,541	127,271
Cree, Inc. *	3,091	286,721
First Solar, Inc. *	2,845	244,784
Intel Corp.	108,057	5,804,822
Marvell Technology, Inc.	21,558	1,304,475
Maxim Integrated Products, Inc.	369	36,867
Microchip Technology, Inc.	1,065	152,423
Micron Technology, Inc. *	25,810	2,002,340
MKS Instruments, Inc.	229	35,825
NXP Semiconductors N.V.	5,101	1,052,795
ON Semiconductor Corp. *	5,158	201,471
Qorvo, Inc. *	3,015	571,614
Skyworks Solutions, Inc.	2,329	429,724
Texas Instruments, Inc.	9,385	1,788,969
		15,475,954

Software & Services 4.7%
Accenture plc, Class A	3,333	1,058,827
Akamai Technologies, Inc. *	4,294	514,936
Alliance Data Systems Corp.	1,322	123,276
Amdocs Ltd.	3,468	267,417
ANSYS, Inc. *	1,361	501,474
Automatic Data Processing, Inc.	905	189,715
Black Knight, Inc. *	4,072	337,202
Broadridge Financial Solutions, Inc.	282	48,924
C3.ai, Inc., Class A *	359	18,076
CDK Global, Inc.	2,734	131,205
Ceridian HCM Holding, Inc. *	3,458	340,267
Citrix Systems, Inc.	2,141	215,706
Cloudflare, Inc., Class A *	381	45,198
Cognizant Technology Solutions Corp., Class A	14,073	1,034,788
Concentrix Corp. *	1,124	184,033
Datto Holding Corp. *	630	16,437
Dolby Laboratories, Inc., Class A	1,705	165,555
Duck Creek Technologies, Inc. *	1,480	65,016
DXC Technology Co. *	6,806	272,104
Dynatrace, Inc. *	288	18,395

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Euronet Worldwide, Inc. *	393	56,128
Fastly, Inc., Class A *	2,809	135,029
Fidelity National Information Services, Inc.	16,561	2,468,417
FireEye, Inc. *	4,403	88,941
Fiserv, Inc. *	14,897	1,714,794
FleetCor Technologies, Inc. *	1,680	433,810
Genpact Ltd.	4,623	230,272
Global Payments, Inc.	7,835	1,515,367
GoDaddy, Inc., Class A *	4,036	338,419
Guidewire Software, Inc. *	2,251	259,315
International Business Machines Corp.	23,888	3,367,252
Jack Henry & Associates, Inc.	1,466	255,216
Jamf Holding Corp. *	214	7,021
Manhattan Associates, Inc. *	785	125,310
McAfee Corp., Class A	291	7,877
Medallia, Inc. *	1,246	42,202
N-Able, Inc. *	924	12,751
NortonLifeLock, Inc.	10,829	268,776
Nuance Communications, Inc. *	4,744	260,446
Oracle Corp.	3,180	277,105
Paychex, Inc.	1,095	124,633
Paysafe Ltd *	8,197	88,446
Pegasystems, Inc.	61	7,786
salesforce.com, Inc. *	19,958	4,828,439
Snowflake, Inc., Class A *	187	49,690
SolarWinds Corp. *	1,849	20,783
SS&C Technologies Holdings, Inc.	5,996	470,026
StoneCo Ltd., Class A *	406	23,889
Synopsys, Inc. *	1,488	428,529
Teradata Corp. *	423	21,006
The Western Union Co.	8,155	189,278
Twilio, Inc., Class A *	3,110	1,161,865
Tyler Technologies, Inc. *	143	70,448
VeriSign, Inc. *	2,631	569,269
VMware, Inc., Class A *	1,343	206,473
WEX, Inc. *	391	74,184
		25,747,743

Technology Hardware & Equipment 2.5%
Amphenol Corp., Class A	4,521	327,727
Arista Networks, Inc. *	170	64,666
Arrow Electronics, Inc. *	1,949	231,093
Avnet, Inc.	2,630	108,672
Ciena Corp. *	4,124	239,769
Cisco Systems, Inc.	112,980	6,255,703
Coherent, Inc. *	67	16,478
Corning, Inc.	13,446	562,850
Dell Technologies, Inc., Class C *	3,768	364,064
F5 Networks, Inc. *	1,596	329,590
Hewlett Packard Enterprise Co.	34,688	502,976
HP, Inc.	21,741	627,663
IPG Photonics Corp. *	894	195,035
Jabil, Inc.	799	47,572
Juniper Networks, Inc.	8,625	242,707
Keysight Technologies, Inc. *	2,780	457,449
Littelfuse, Inc.	645	171,564
Lumentum Holdings, Inc. *	2,010	168,820
Motorola Solutions, Inc.	4,438	993,757
National Instruments Corp.	3,511	154,870
NCR Corp. *	2,236	99,278
NetApp, Inc.	1,994	158,702
Pure Storage, Inc., Class A *	459	8,960
SYNNEX Corp.	1,114	133,168
Trimble, Inc. *	6,681	571,225
Ubiquiti, Inc.	19	5,949
ViaSat, Inc. *	1,649	81,856
Vontier Corp.	2,060	66,641
Security	Number of Shares	Value ($)
Western Digital Corp. *	8,192	531,907
Xerox Holdings Corp.	4,070	98,209
		13,818,920

Telecommunication Services 2.6%
AT&T, Inc.	190,963	5,356,512
Lumen Technologies, Inc.	29,443	367,154
T-Mobile US, Inc. *	15,749	2,268,171
Verizon Communications, Inc.	110,797	6,180,257
		14,172,094

Transportation 1.8%
Alaska Air Group, Inc. *	3,278	190,222
AMERCO	239	140,522
American Airlines Group, Inc. *	16,974	345,930
C.H. Robinson Worldwide, Inc.	2,844	253,599
Copa Holdings S.A., Class A *	854	60,557
CSX Corp.	60,522	1,956,071
Expeditors International of Washington, Inc.	1,211	155,311
FedEx Corp.	3,700	1,035,815
JB Hunt Transport Services, Inc.	250	42,112
JetBlue Airways Corp. *	8,528	126,129
Kansas City Southern	1,775	475,345
Kirby Corp. *	1,571	90,977
Knight-Swift Transportation Holdings, Inc.	4,274	212,375
Landstar System, Inc.	115	18,055
Norfolk Southern Corp.	6,673	1,720,500
Old Dominion Freight Line, Inc.	215	57,867
Ryder System, Inc.	1,414	107,676
Schneider National, Inc., Class B	1,370	30,743
Southwest Airlines Co. *	15,734	794,882
TuSimple Holdings, Inc., Class A *	842	30,986
Uber Technologies, Inc. *	6,233	270,886
Union Pacific Corp.	6,535	1,429,597
United Airlines Holdings, Inc. *	8,655	404,362
XPO Logistics, Inc. *	370	51,315
		10,001,834

Utilities 4.9%
Alliant Energy Corp.	6,696	391,917
Ameren Corp.	6,797	570,404
American Electric Power Co., Inc.	13,372	1,178,341
American Water Works Co., Inc.	4,853	825,544
Atmos Energy Corp.	3,458	340,924
Avangrid, Inc.	1,515	78,992
Brookfield Renewable Corp., Class A	2,542	107,882
CenterPoint Energy, Inc.	15,550	395,903
CMS Energy Corp.	7,727	477,451
Consolidated Edison, Inc.	9,162	675,881
Dominion Energy, Inc.	21,543	1,612,924
DTE Energy Co.	5,150	604,198
Duke Energy Corp.	20,565	2,161,587
Edison International	9,957	542,657
Entergy Corp.	5,350	550,622
Essential Utilities, Inc.	6,005	294,966
Evergy, Inc.	6,113	398,690
Eversource Energy	9,168	790,923
Exelon Corp.	26,075	1,220,310
FirstEnergy Corp.	14,524	556,560
Hawaiian Electric Industries, Inc.	2,800	121,352
IDACORP, Inc.	1,360	143,412
MDU Resources Group, Inc.	5,293	167,894
National Fuel Gas Co.	2,315	119,060
NextEra Energy, Inc.	52,419	4,083,440
NiSource, Inc.	10,517	260,506
NRG Energy, Inc.	3,531	145,618

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OGE Energy Corp.	5,304	179,010
PG&E Corp. *	40,387	355,002
Pinnacle West Capital Corp.	3,026	252,822
PPL Corp.	20,575	583,713
Public Service Enterprise Group, Inc.	13,460	837,616
Sempra Energy	8,430	1,101,379
The AES Corp.	17,658	418,495
The Southern Co.	28,272	1,805,733
UGI Corp.	5,527	254,187
Vistra Corp.	12,731	243,799
WEC Energy Group, Inc.	8,430	793,600
Xcel Energy, Inc.	14,378	981,298
		26,624,612
Total Common Stock
(Cost $408,807,089)		539,817,996

Investment Company 0.1% of net assets

Equity Fund 0.1%
iShares Russell 1000 Value ETF	3,500	559,895
Total Investment Company
(Cost $494,712)		559,895

Short-Term Investments 0.6% of net assets

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	3,142,123	3,142,123
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	117,040	117,040
Total Short-Term Investments
(Cost $3,259,163)		3,259,163

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 09/17/21	47	3,690,910	65,058
S&P 500 Index, e-mini, expires 09/17/21	1	219,475	6,736
Net Unrealized Appreciation			71,794
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $110,238.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Dividends Received
The Charles Schwab Corp.	$1,329,909	$798,809	($120,976)	$10,214	$826,295	$2,844,251	41,858	$18,070

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$539,817,996	$—	$—	$539,817,996
Investment Company[1]	559,895	—	—	559,895
Short-Term Investments[1]	3,259,163	—	—	3,259,163
Futures Contracts[2]	71,794	—	—	71,794
Total	$543,708,848	$—	$—	$543,708,848
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.8%
Aptiv plc *	19,430	3,241,896
BorgWarner, Inc.	17,258	845,297
Gentex Corp.	17,340	590,080
Harley-Davidson, Inc.	11,001	435,860
Lear Corp.	4,328	757,313
QuantumScape Corp. *(a)	8,411	192,696
Thor Industries, Inc.	3,847	455,331
		6,518,473

Banks 3.1%
Bank of Hawaii Corp.	2,861	239,494
Bank OZK	8,851	360,324
BOK Financial Corp.	2,222	186,670
Citizens Financial Group, Inc.	30,572	1,288,916
Comerica, Inc.	10,058	690,582
Commerce Bancshares, Inc.	7,691	543,985
Cullen/Frost Bankers, Inc.	4,097	439,690
East West Bancorp, Inc.	10,177	724,094
F.N.B. Corp.	22,853	261,895
Fifth Third Bancorp	50,507	1,832,899
First Citizens BancShares, Inc., Class A	435	340,427
First Hawaiian, Inc.	9,334	256,965
First Horizon Corp.	39,512	610,460
First Republic Bank	12,628	2,462,713
Huntington Bancshares, Inc.	105,492	1,485,327
KeyCorp	69,611	1,368,552
M&T Bank Corp.	9,234	1,235,971
MGIC Investment Corp.	24,362	337,170
New York Community Bancorp, Inc.	32,483	382,650
PacWest Bancorp	8,498	338,390
People’s United Financial, Inc.	30,527	479,274
Pinnacle Financial Partners, Inc.	5,349	479,324
Popular, Inc.	5,935	431,831
Prosperity Bancshares, Inc.	6,407	436,893
Regions Financial Corp.	69,184	1,331,792
Rocket Cos., Inc., Class A	9,846	169,745
Signature Bank	4,059	921,271
Sterling Bancorp	13,818	299,989
SVB Financial Group *	4,026	2,214,139
Synovus Financial Corp.	10,565	432,109
TFS Financial Corp.	3,623	70,576
Umpqua Holdings Corp.	15,729	296,806
UWM Holdings Corp.	2,961	22,592
Webster Financial Corp.	6,504	312,842
Western Alliance Bancorp	7,269	674,709
Wintrust Financial Corp.	4,105	293,097
Zions Bancorp NA	11,647	607,391
		24,861,554

Security	Number of Shares	Value ($)
Capital Goods 9.8%
A.O. Smith Corp.	9,542	671,089
Acuity Brands, Inc.	2,533	444,238
Advanced Drainage Systems, Inc.	4,033	492,389
AECOM *	10,092	635,392
AGCO Corp.	4,504	595,023
Air Lease Corp.	7,733	327,570
Allegion plc	6,469	883,665
Allison Transmission Holdings, Inc.	7,871	314,132
AMETEK, Inc.	16,605	2,308,925
Armstrong World Industries, Inc.	3,417	369,651
Axon Enterprise, Inc. *	4,603	856,250
Builders FirstSource, Inc. *	14,782	657,799
BWX Technologies, Inc.	6,812	391,213
Carlisle Cos., Inc.	3,705	749,299
Carrier Global Corp.	62,618	3,459,645
ChargePoint Holdings, Inc. *	9,852	233,000
Colfax Corp. *	8,414	386,034
Crane Co.	3,559	346,042
Cummins, Inc.	10,518	2,441,228
Curtiss-Wright Corp.	2,933	346,974
Donaldson Co., Inc.	9,043	598,556
Dover Corp.	10,331	1,726,517
Fastenal Co.	41,323	2,263,261
Flowserve Corp.	9,374	394,552
Fortive Corp.	23,519	1,708,891
Fortune Brands Home & Security, Inc.	9,950	969,827
Gates Industrial Corp. plc *	5,101	92,379
Generac Holdings, Inc. *	4,415	1,851,474
Graco, Inc.	12,100	944,768
HEICO Corp.	3,213	434,558
HEICO Corp., Class A	5,677	688,563
Hexcel Corp. *	6,013	327,227
Howmet Aerospace, Inc. *	28,225	926,345
Hubbell, Inc.	3,901	781,994
Huntington Ingalls Industries, Inc.	2,842	582,979
IDEX Corp.	5,467	1,239,314
Ingersoll Rand, Inc. *	26,993	1,319,148
ITT, Inc.	6,223	609,294
Lennox International, Inc.	2,456	809,080
Lincoln Electric Holdings, Inc.	4,147	578,216
Masco Corp.	18,223	1,088,095
MasTec, Inc. *	4,023	407,248
Mercury Systems, Inc. *	3,960	261,360
MSC Industrial Direct Co., Inc., Class A	3,207	285,968
Nordson Corp.	4,182	945,676
nVent Electric plc	11,964	378,182
Oshkosh Corp.	4,895	585,197
Otis Worldwide Corp.	30,954	2,771,931
Owens Corning	7,515	722,642
PACCAR, Inc.	24,534	2,036,077
Parker-Hannifin Corp.	9,262	2,890,022
Pentair plc	11,914	877,704
Plug Power, Inc. *	36,042	983,226
Quanta Services, Inc.	9,964	905,728

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regal Beloit Corp.	2,917	429,470
Rockwell Automation, Inc.	8,360	2,570,031
Sensata Technologies Holding plc *	11,224	657,951
Shoals Technologies Group, Inc., Class A *	7,371	214,422
SiteOne Landscape Supply, Inc. *	3,161	552,480
Snap-on, Inc.	3,845	838,133
Spirit AeroSystems Holdings, Inc., Class A	7,578	327,445
Stanley Black & Decker, Inc.	11,621	2,289,918
Sunrun, Inc. *	14,372	761,285
Teledyne Technologies, Inc. *	3,308	1,497,763
Textron, Inc.	16,242	1,120,860
The AZEK Co., Inc. *	7,937	288,669
The Middleby Corp. *	3,971	760,407
The Timken Co.	4,623	367,529
The Toro Co.	7,741	880,461
Trane Technologies plc	17,187	3,499,445
TransDigm Group, Inc. *	3,722	2,386,137
Trex Co., Inc. *	8,340	809,814
United Rentals, Inc. *	5,206	1,715,637
Univar Solutions, Inc. *	12,130	297,670
Valmont Industries, Inc.	1,501	355,662
Vertiv Holdings Co.	20,187	566,044
Virgin Galactic Holdings, Inc. *(a)	10,307	309,107
W.W. Grainger, Inc.	3,346	1,487,565
Watsco, Inc.	2,358	665,994
Westinghouse Air Brake Technologies Corp.	13,056	1,108,063
Woodward, Inc.	4,124	501,313
Xylem, Inc.	12,886	1,621,703
		79,776,535

Commercial & Professional Services 3.4%
ADT, Inc.	11,365	119,219
Booz Allen Hamilton Holding Corp.	9,777	838,964
CACI International, Inc., Class A *	1,668	445,289
Cintas Corp.	6,418	2,529,847
Clarivate plc *	29,710	677,388
Clean Harbors, Inc. *	3,649	346,655
Copart, Inc. *	15,053	2,212,791
CoStar Group, Inc. *	28,207	2,506,192
Driven Brands Holdings, Inc. *	2,651	84,355
Dun & Bradstreet Holdings, Inc. *	11,506	241,166
Equifax, Inc.	8,724	2,273,474
FTI Consulting, Inc. *	2,421	352,740
IAA, Inc. *	9,736	588,833
IHS Markit Ltd.	26,888	3,141,594
Jacobs Engineering Group, Inc.	9,303	1,258,231
Leidos Holdings, Inc.	10,164	1,081,653
ManpowerGroup, Inc.	3,894	461,751
MSA Safety, Inc.	2,629	432,418
Nielsen Holdings plc	25,791	610,989
Republic Services, Inc.	15,132	1,791,023
Robert Half International, Inc.	7,921	777,921
Rollins, Inc.	16,352	626,772
Science Applications International Corp.	4,166	363,692
Stericycle, Inc. *	6,585	464,572
TransUnion	13,783	1,654,787
Verisk Analytics, Inc.	11,432	2,171,394
		28,053,710

Consumer Durables & Apparel 3.5%
Brunswick Corp.	5,581	582,656
Capri Holdings Ltd. *	10,669	600,771
Carter’s, Inc.	3,113	304,265
Columbia Sportswear Co.	2,855	284,415
D.R. Horton, Inc.	23,955	2,286,026
Deckers Outdoor Corp. *	2,010	825,808
Garmin Ltd.	10,905	1,714,266
Security	Number of Shares	Value ($)
Hanesbrands, Inc.	24,872	454,163
Hasbro, Inc.	9,222	917,036
Hayward Holdings, Inc. *	2,834	68,271
Leggett & Platt, Inc.	9,561	459,215
Lennar Corp., Class A	19,561	2,056,839
Lennar Corp., Class B	1,108	95,676
Lululemon Athletica, Inc. *	8,213	3,286,596
Mattel, Inc. *	25,043	543,934
Mohawk Industries, Inc. *	4,077	794,607
Newell Brands, Inc.	27,421	678,670
NVR, Inc. *	238	1,242,979
Peloton Interactive, Inc., Class A *	19,010	2,244,130
Polaris, Inc.	4,138	542,368
PulteGroup, Inc.	18,864	1,035,068
PVH Corp. *	5,092	532,725
Ralph Lauren Corp.	3,406	386,649
Skechers U.S.A., Inc., Class A *	9,519	510,980
Tapestry, Inc. *	20,111	850,695
Tempur Sealy International, Inc.	13,054	564,847
Toll Brothers, Inc.	8,051	477,183
TopBuild Corp. *	2,366	479,565
Under Armour, Inc., Class A *	13,512	276,320
Under Armour, Inc., Class C *	14,201	248,801
VF Corp.	23,311	1,869,542
Whirlpool Corp.	4,413	977,656
YETI Holdings, Inc. *	6,176	594,934
		28,787,656

Consumer Services 4.0%
Aramark	16,547	581,296
Boyd Gaming Corp. *	5,924	337,668
Bright Horizons Family Solutions, Inc. *	4,383	655,258
Caesars Entertainment, Inc. *	14,355	1,254,053
Carnival Corp. *	61,323	1,327,643
Chegg, Inc. *	10,098	894,986
Chipotle Mexican Grill, Inc. *	2,021	3,766,012
Choice Hotels International, Inc.	2,522	302,388
Churchill Downs, Inc.	2,647	491,813
Darden Restaurants, Inc.	9,361	1,365,583
Domino’s Pizza, Inc.	2,785	1,463,490
DraftKings, Inc., Class A *	21,862	1,060,307
Expedia Group, Inc. *	10,163	1,634,922
frontdoor, Inc. *	6,207	303,770
Grand Canyon Education, Inc. *	3,320	306,668
H&R Block, Inc.	13,126	322,243
Hilton Worldwide Holdings, Inc. *	19,730	2,593,508
Hyatt Hotels Corp., Class A *	2,917	232,981
Marriott Vacations Worldwide Corp. *	2,997	441,668
MGM Resorts International	29,373	1,102,369
Norwegian Cruise Line Holdings Ltd. *	26,630	639,919
Penn National Gaming, Inc. *	11,253	769,480
Planet Fitness, Inc., Class A *	5,973	449,349
Royal Caribbean Cruises Ltd. *	15,777	1,212,778
Service Corp. International	11,741	733,695
Six Flags Entertainment Corp. *	5,565	231,226
Terminix Global Holdings, Inc. *	9,236	484,890
The Wendy’s Co.	12,761	296,183
Travel & Leisure Co.	6,111	316,550
Vail Resorts, Inc. *	2,875	877,450
Wyndham Hotels & Resorts, Inc.	6,605	475,956
Wynn Resorts Ltd. *	7,617	748,980
Yum China Holdings, Inc.	30,307	1,884,792
Yum! Brands, Inc.	21,488	2,823,308
		32,383,182

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 5.1%
Affiliated Managers Group, Inc.	2,980	472,151
AGNC Investment Corp.	37,598	596,680
Ally Financial, Inc.	26,656	1,369,052
Ameriprise Financial, Inc.	8,394	2,161,959
Annaly Capital Management, Inc.	100,726	855,164
Apollo Global Management, Inc.	12,870	757,528
Ares Management Corp., Class A	9,923	710,586
Cboe Global Markets, Inc.	7,656	907,006
Credit Acceptance Corp. *	673	326,250
Discover Financial Services	21,939	2,727,456
Equitable Holdings, Inc.	27,639	853,216
Evercore, Inc., Class A	2,875	380,075
FactSet Research Systems, Inc.	2,731	975,732
Franklin Resources, Inc.	20,871	616,738
Interactive Brokers Group, Inc., Class A	5,775	357,242
Invesco Ltd.	24,069	586,802
Janus Henderson Group plc	12,277	513,670
Jefferies Financial Group, Inc.	15,685	520,585
KKR & Co., Inc.	39,625	2,526,490
Lazard Ltd., Class A	7,350	346,920
LPL Financial Holdings, Inc.	5,738	809,288
MarketAxess Holdings, Inc.	2,690	1,278,207
Morningstar, Inc.	1,678	423,913
MSCI, Inc.	5,776	3,442,265
Nasdaq, Inc.	8,227	1,536,228
New Residential Investment Corp.	31,305	305,537
Northern Trust Corp.	14,785	1,668,487
OneMain Holdings, Inc.	6,368	388,448
Raymond James Financial, Inc.	8,863	1,147,581
Santander Consumer USA Holdings, Inc.	4,387	179,999
SEI Investments Co.	7,870	478,496
SLM Corp.	23,073	434,465
Starwood Property Trust, Inc.	19,695	512,661
State Street Corp.	25,029	2,181,027
Stifel Financial Corp.	7,312	486,540
Synchrony Financial	41,770	1,964,025
T. Rowe Price Group, Inc.	16,228	3,313,109
The Carlyle Group, Inc.	11,646	587,774
Tradeweb Markets, Inc., Class A	7,574	656,893
Upstart Holdings, Inc. *	888	107,235
Virtu Financial, Inc., Class A	6,633	170,733
Voya Financial, Inc.	8,628	555,643
		41,189,856

Energy 3.4%
Antero Midstream Corp.	24,040	228,380
APA Corp.	27,052	507,225
Baker Hughes Co.	53,096	1,127,759
Cabot Oil & Gas Corp.	28,134	450,144
Cheniere Energy, Inc. *	16,879	1,433,533
Cimarex Energy Co.	7,223	470,940
Continental Resources, Inc.	4,629	158,080
Devon Energy Corp.	48,554	1,254,635
Diamondback Energy, Inc.	13,007	1,003,230
DTE Midstream LLC *	6,938	294,171
EQT Corp. *	19,959	367,046
Halliburton Co.	63,862	1,320,666
Hess Corp.	19,977	1,527,042
HollyFrontier Corp.	10,803	317,608
Marathon Oil Corp.	56,574	655,693
Marathon Petroleum Corp.	46,976	2,594,015
New Fortress Energy, Inc.	1,842	55,831
NOV, Inc. *	27,929	385,699
Occidental Petroleum Corp.	60,875	1,588,838
ONEOK, Inc.	31,962	1,661,065
Phillips 66	31,550	2,316,716
Security	Number of Shares	Value ($)
Pioneer Natural Resources Co.	15,548	2,260,213
Targa Resources Corp.	16,262	684,793
Texas Pacific Land Corp.	425	634,334
The Williams Cos., Inc.	87,605	2,194,505
Valero Energy Corp.	29,416	1,969,990
		27,462,151

Food & Staples Retailing 0.5%
Albertsons Cos., Inc., Class A (a)	11,187	241,639
Casey’s General Stores, Inc.	2,644	522,745
Grocery Outlet Holding Corp. *	6,297	208,557
The Kroger Co.	53,843	2,191,410
U.S. Foods Holding Corp. *	15,965	548,238
		3,712,589

Food, Beverage & Tobacco 2.3%
Archer-Daniels-Midland Co.	40,099	2,394,712
Beyond Meat, Inc. *	4,108	504,052
Brown-Forman Corp., Class A	3,266	218,463
Brown-Forman Corp., Class B	13,221	937,633
Bunge Ltd.	9,902	768,692
Campbell Soup Co.	14,072	615,228
Conagra Brands, Inc.	33,723	1,129,383
Darling Ingredients, Inc. *	11,644	804,251
Flowers Foods, Inc.	13,540	319,002
Freshpet, Inc. *	2,926	428,513
Hormel Foods Corp.	20,365	944,529
Ingredion, Inc.	4,808	422,190
Kellogg Co.	18,126	1,148,463
Lamb Weston Holdings, Inc.	10,524	702,688
McCormick & Co., Inc. - Non Voting Shares	17,976	1,513,040
Molson Coors Beverage Co., Class B *	12,876	629,508
Pilgrim’s Pride Corp. *	3,494	77,392
Post Holdings, Inc. *	4,249	434,843
Seaboard Corp.	18	73,980
The Boston Beer Co., Inc., Class A *	668	474,280
The Hain Celestial Group, Inc. *	6,021	240,298
The Hershey Co.	10,541	1,885,574
The JM Smucker Co.	7,637	1,001,287
Tyson Foods, Inc., Class A	20,683	1,478,007
		19,146,008

Health Care Equipment & Services 6.5%
ABIOMED, Inc. *	3,190	1,043,577
Acadia Healthcare Co., Inc. *	6,345	391,613
agilon health, Inc. *	3,598	132,370
Amedisys, Inc. *	2,315	603,335
AmerisourceBergen Corp.	10,574	1,291,826
Cardinal Health, Inc.	20,915	1,241,933
Cerner Corp.	21,708	1,745,106
Certara, Inc. *	2,481	67,508
Change Healthcare, Inc. *	17,730	384,918
Chemed Corp.	1,118	532,190
DaVita, Inc. *	5,061	608,585
Dentsply Sirona, Inc.	15,650	1,033,526
DexCom, Inc. *	6,943	3,579,186
Encompass Health Corp.	7,002	582,917
Envista Holdings Corp. *	11,556	497,833
Globus Medical, Inc., Class A *	5,544	461,095
Guardant Health, Inc. *	6,473	710,735
Henry Schein, Inc. *	10,154	813,843
Hill-Rom Holdings, Inc.	4,803	665,023
Hologic, Inc. *	18,260	1,370,230
ICU Medical, Inc. *	1,443	293,348
IDEXX Laboratories, Inc. *	6,095	4,135,640
Insulet Corp. *	4,760	1,331,324

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Integra LifeSciences Holdings Corp. *	5,200	376,428
Laboratory Corp. of America Holdings *	7,037	2,084,008
Masimo Corp. *	3,603	981,421
McKesson Corp.	11,484	2,340,784
Molina Healthcare, Inc. *	4,153	1,133,811
Novocure Ltd. *	7,369	1,134,900
Oak Street Health, Inc. *	7,432	468,513
Penumbra, Inc. *	2,436	648,536
Premier, Inc., Class A	8,794	313,418
Quest Diagnostics, Inc.	9,385	1,330,793
Quidel Corp. *	2,705	382,676
ResMed, Inc.	10,362	2,816,392
Signify Health, Inc., Class A *	1,588	41,796
STERIS plc	7,109	1,549,407
Tandem Diabetes Care, Inc. *	4,374	475,323
Teladoc Health, Inc. *	10,555	1,566,890
Teleflex, Inc.	3,366	1,337,749
The Cooper Cos., Inc.	3,485	1,469,868
Universal Health Services, Inc., Class B	5,464	876,480
Veeva Systems, Inc., Class A *	9,865	3,282,184
West Pharmaceutical Services, Inc.	5,293	2,179,287
Zimmer Biomet Holdings, Inc.	15,035	2,457,020
		52,765,345

Household & Personal Products 0.5%
Church & Dwight Co., Inc.	17,671	1,529,955
Coty, Inc., Class A *	21,096	184,168
Herbalife Nutrition Ltd. *	7,702	392,340
Reynolds Consumer Products, Inc.	3,910	111,239
Spectrum Brands Holdings, Inc.	3,006	262,574
The Clorox Co.	8,959	1,620,594
		4,100,870

Insurance 3.6%
Aflac, Inc.	48,364	2,660,020
Alleghany Corp. *	975	646,523
American Financial Group, Inc.	4,889	618,410
Arch Capital Group Ltd. *	27,985	1,091,415
Arthur J. Gallagher & Co.	14,574	2,030,304
Assurant, Inc.	4,354	687,105
Assured Guaranty Ltd.	5,226	249,855
Athene Holding Ltd., Class A *	8,340	538,931
Axis Capital Holdings Ltd.	5,553	282,481
Brighthouse Financial, Inc. *	6,173	265,809
Brown & Brown, Inc.	16,895	919,088
Cincinnati Financial Corp.	10,785	1,271,336
CNA Financial Corp.	2,011	88,504
Erie Indemnity Co., Class A	1,807	334,096
Everest Re Group Ltd.	2,859	722,841
Fidelity National Financial, Inc.	19,906	888,007
First American Financial Corp.	7,652	515,056
Globe Life, Inc.	7,317	681,286
GoHealth, Inc., Class A *	3,333	29,330
Kemper Corp.	4,409	291,038
Lemonade, Inc. *	2,744	238,893
Lincoln National Corp.	13,644	840,743
Loews Corp.	15,993	857,705
Markel Corp. *	973	1,173,603
Mercury General Corp.	1,915	116,490
Old Republic International Corp.	20,103	495,740
Primerica, Inc.	2,810	410,878
Principal Financial Group, Inc.	19,342	1,201,719
Prudential Financial, Inc.	28,398	2,847,751
Reinsurance Group of America, Inc.	4,863	535,805
RenaissanceRe Holdings Ltd.	3,520	537,469
The Hanover Insurance Group, Inc.	2,569	349,127
The Hartford Financial Services Group, Inc.	25,684	1,634,016
Security	Number of Shares	Value ($)
Unum Group	14,631	400,889
W.R. Berkley Corp.	9,961	728,846
White Mountains Insurance Group Ltd.	216	244,419
Willis Towers Watson plc	9,250	1,906,240
		29,331,768

Materials 5.3%
Albemarle Corp.	8,369	1,724,349
Alcoa Corp. *	13,438	539,536
Amcor plc	110,937	1,282,432
AptarGroup, Inc.	4,742	611,339
Ardagh Group S.A.	1,265	29,538
Ashland Global Holdings, Inc.	3,956	336,537
Avery Dennison Corp.	5,957	1,255,021
Axalta Coating Systems Ltd. *	15,052	453,065
Ball Corp.	23,146	1,872,049
Berry Global Group, Inc. *	9,746	626,570
Celanese Corp.	8,107	1,262,827
CF Industries Holdings, Inc.	15,413	728,264
Cleveland-Cliffs, Inc. *	32,848	821,200
Corteva, Inc.	53,159	2,274,142
Crown Holdings, Inc.	9,343	932,058
Diversey Holdings Ltd. *	3,816	63,651
Eagle Materials, Inc.	2,951	417,035
Eastman Chemical Co.	9,774	1,101,725
Element Solutions, Inc.	16,593	388,110
FMC Corp.	9,281	992,603
Graphic Packaging Holding Co.	20,324	389,611
Huntsman Corp.	15,152	400,164
International Flavors & Fragrances, Inc.	17,939	2,702,331
International Paper Co.	28,170	1,627,099
Louisiana-Pacific Corp.	7,325	406,098
LyondellBasell Industries N.V., Class A	18,924	1,879,721
Martin Marietta Materials, Inc.	4,479	1,627,221
NewMarket Corp.	478	151,005
Nucor Corp.	21,520	2,238,510
Olin Corp.	10,307	484,738
Packaging Corp. of America	6,752	955,408
PPG Industries, Inc.	17,048	2,787,689
Reliance Steel & Aluminum Co.	4,572	718,490
Royal Gold, Inc.	4,700	571,144
RPM International, Inc.	9,207	797,234
Sealed Air Corp.	10,960	621,980
Silgan Holdings, Inc.	6,016	243,768
Sonoco Products Co.	7,230	461,202
Steel Dynamics, Inc.	14,454	931,560
The Chemours Co.	11,798	392,284
The Mosaic Co.	24,899	777,596
The Scotts Miracle-Gro Co.	2,966	524,863
United States Steel Corp.	19,162	507,410
Valvoline, Inc.	12,990	398,533
Vulcan Materials Co.	9,524	1,714,225
W.R. Grace & Co.	4,082	284,107
Westlake Chemical Corp.	2,398	198,842
WestRock Co.	18,747	922,540
		43,427,424

Media & Entertainment 4.4%
Altice USA, Inc., Class A *	15,391	472,965
Cable One, Inc.	389	734,428
Discovery, Inc., Class A *(a)	11,890	344,929
Discovery, Inc., Class C *	22,666	614,475
DISH Network Corp., Class A *	17,898	749,747
Fox Corp., Class A	23,252	829,166
Fox Corp., Class B	10,906	362,516
IAC/InterActiveCorp. *	5,509	756,331
Liberty Broadband Corp., Class A *	1,777	305,058

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Broadband Corp., Class C *	10,926	1,939,256
Liberty Media Corp. - Liberty Formula One, Class A *	1,792	74,296
Liberty Media Corp. - Liberty Formula One, Class C *	14,271	669,738
Liberty Media Corp. - Liberty SiriusXM, Class A *	5,753	268,608
Liberty Media Corp. - Liberty SiriusXM, Class C *	11,666	538,969
Live Nation Entertainment, Inc. *	9,671	762,945
Madison Square Garden Sports Corp. *	1,353	220,187
Match Group, Inc. *	19,431	3,094,775
News Corp., Class A	28,107	692,275
News Corp., Class B	8,687	204,231
Nexstar Media Group, Inc., Class A	2,951	434,004
Omnicom Group, Inc.	15,326	1,116,039
Pinterest, Inc., Class A *	39,365	2,318,599
Playtika Holding Corp. *	5,463	121,443
Roku, Inc. *	8,298	3,554,116
Sirius XM Holdings, Inc.	64,639	418,214
Skillz, Inc. *(a)	21,161	297,947
Spotify Technology S.A. *	9,841	2,250,342
Take-Two Interactive Software, Inc. *	8,220	1,425,512
The Interpublic Group of Cos., Inc.	28,222	997,930
The New York Times Co., Class A	11,897	520,851
TripAdvisor, Inc. *	7,056	267,775
Twitter, Inc. *	56,179	3,918,485
ViacomCBS, Inc., Class A	594	26,451
ViacomCBS, Inc., Class B	41,985	1,718,446
Vimeo, Inc. *	9,000	403,200
World Wrestling Entertainment, Inc., Class A	3,163	156,189
Zillow Group, Inc., Class A *	4,260	456,374
Zillow Group, Inc., Class C *	11,820	1,255,993
Zynga, Inc., Class A *	71,979	726,988
		36,019,793

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
10X Genomics, Inc., Class A *	6,018	1,102,678
Acceleron Pharma, Inc. *	3,797	474,853
Adaptive Biotechnologies Corp. *	7,778	285,142
Agilent Technologies, Inc.	21,915	3,358,035
Alnylam Pharmaceuticals, Inc. *	8,443	1,510,790
Avantor, Inc. *	41,746	1,568,815
Bio-Rad Laboratories, Inc., Class A *	1,527	1,129,232
Bio-Techne Corp.	2,786	1,343,521
BioMarin Pharmaceutical, Inc. *	13,138	1,008,079
Bruker Corp.	7,386	607,499
Catalent, Inc. *	11,692	1,400,819
Charles River Laboratories International, Inc. *	3,587	1,459,622
CureVac N.V. *	3,837	189,011
Elanco Animal Health, Inc. *	32,041	1,168,535
Exact Sciences Corp. *	12,290	1,325,354
Exelixis, Inc. *	22,200	374,070
Horizon Therapeutics plc *	15,715	1,571,814
Incyte Corp. *	13,303	1,028,987
Ionis Pharmaceuticals, Inc. *	10,069	373,963
Iovance Biotherapeutics, Inc. *	10,420	232,053
IQVIA Holdings, Inc. *	13,737	3,402,655
Jazz Pharmaceuticals plc *	4,273	724,359
Maravai LifeSciences Holdings, Inc., Class A *	5,452	239,724
Mettler-Toledo International, Inc. *	1,653	2,436,043
Mirati Therapeutics, Inc. *	2,838	454,250
Natera, Inc. *	5,922	678,187
Nektar Therapeutics *	12,883	203,423
Neurocrine Biosciences, Inc. *	6,749	629,074
Novavax, Inc. *	5,316	953,318
Organon & Co. *	18,326	531,637
PerkinElmer, Inc.	8,063	1,469,321
Security	Number of Shares	Value ($)
Perrigo Co., plc	9,578	460,031
PPD, Inc. *	11,492	530,011
QIAGEN N.V. *	16,349	863,064
Repligen Corp. *	3,942	968,549
Royalty Pharma plc, Class A	23,426	894,873
Sage Therapeutics, Inc. *	3,733	163,244
Sarepta Therapeutics, Inc. *	5,473	370,960
Seagen, Inc. *	9,604	1,473,158
Sotera Health Co. *	5,619	133,170
Syneos Health, Inc. *	7,340	658,178
Ultragenyx Pharmaceutical, Inc. *	4,621	368,894
United Therapeutics Corp. *	3,185	579,447
Viatris, Inc.	86,994	1,224,006
Waters Corp. *	4,403	1,716,333
		43,638,781

Real Estate 7.7%
Alexandria Real Estate Equities, Inc.	10,533	2,120,714
American Campus Communities, Inc.	9,837	494,899
American Homes 4 Rent, Class A	20,032	841,344
Americold Realty Trust	18,202	707,148
Apartment Income REIT Corp.	11,206	589,884
AvalonBay Communities, Inc.	10,038	2,286,958
Boston Properties, Inc.	11,238	1,319,116
Brixmor Property Group, Inc.	21,278	489,820
Camden Property Trust	6,802	1,016,151
CBRE Group, Inc., Class A *	24,049	2,319,767
CoreSite Realty Corp.	3,053	421,955
Cousins Properties, Inc.	10,633	422,343
CubeSmart	14,473	718,729
CyrusOne, Inc.	8,833	629,528
Douglas Emmett, Inc.	11,945	398,963
Duke Realty Corp.	26,947	1,371,063
EPR Properties	5,306	266,892
Equity LifeStyle Properties, Inc.	12,522	1,049,344
Equity Residential	26,539	2,232,726
Essex Property Trust, Inc.	4,666	1,530,915
Extra Space Storage, Inc.	9,441	1,644,056
Federal Realty Investment Trust	5,568	654,407
First Industrial Realty Trust, Inc.	9,236	505,948
Gaming & Leisure Properties, Inc.	15,904	752,895
Healthcare Trust of America, Inc., Class A	15,605	446,147
Healthpeak Properties, Inc.	38,808	1,434,732
Highwoods Properties, Inc.	7,404	353,097
Host Hotels & Resorts, Inc. *	50,398	802,840
Hudson Pacific Properties, Inc.	10,486	285,848
Invitation Homes, Inc.	40,883	1,663,120
Iron Mountain, Inc.	20,632	902,856
JBG SMITH Properties	8,975	292,854
Jones Lang LaSalle, Inc. *	3,684	819,948
Kilroy Realty Corp.	8,323	576,534
Kimco Realty Corp.	29,786	635,335
Lamar Advertising Co., Class A	6,220	663,052
Life Storage, Inc.	5,508	646,419
Medical Properties Trust, Inc.	41,740	877,792
Mid-America Apartment Communities, Inc.	8,196	1,582,648
National Retail Properties, Inc.	12,605	616,006
Omega Healthcare Investors, Inc.	16,955	615,127
Opendoor Technologies, Inc. *	24,864	368,484
Park Hotels & Resorts, Inc. *	16,959	313,742
Rayonier, Inc.	9,929	374,423
Realty Income Corp.	26,909	1,891,434
Regency Centers Corp.	12,169	795,974
Rexford Industrial Realty, Inc.	9,692	596,252
SBA Communications Corp.	7,802	2,660,404
Simon Property Group, Inc.	23,489	2,971,828
SL Green Realty Corp.	5,043	375,502
Spirit Realty Capital, Inc.	8,223	412,959

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
STORE Capital Corp.	17,630	638,030
Sun Communities, Inc.	7,958	1,560,643
The Howard Hughes Corp. *	2,970	275,349
UDR, Inc.	21,264	1,169,307
Ventas, Inc.	26,988	1,613,343
VEREIT, Inc.	16,494	807,711
VICI Properties, Inc.	38,655	1,205,649
Vornado Realty Trust	12,663	550,841
Weingarten Realty Investors	8,564	275,675
Welltower, Inc.	30,079	2,612,662
Weyerhaeuser Co.	53,952	1,819,801
WP Carey, Inc.	12,710	1,025,570
		62,315,503

Retailing 4.4%
Advance Auto Parts, Inc.	4,710	998,803
AutoNation, Inc. *	3,649	442,733
AutoZone, Inc. *	1,585	2,573,358
Best Buy Co., Inc.	18,003	2,022,637
Burlington Stores, Inc. *	4,777	1,599,340
CarMax, Inc. *	11,742	1,572,841
Carvana Co. *	5,552	1,874,133
Dick’s Sporting Goods, Inc.	4,505	469,151
Dollar Tree, Inc. *	16,689	1,665,395
DoorDash, Inc., Class A *	6,038	1,052,363
Etsy, Inc. *	9,119	1,673,428
Five Below, Inc. *	3,971	772,042
Floor & Decor Holdings, Inc., Class A *	7,334	894,821
Foot Locker, Inc.	6,442	367,581
GameStop Corp., Class A *	4,265	687,177
Genuine Parts Co.	10,171	1,290,903
Kohl’s Corp.	11,235	570,738
L Brands, Inc.	16,974	1,359,108
Leslie’s, Inc. *	7,897	192,292
Lithia Motors, Inc.	2,086	786,881
LKQ Corp. *	20,147	1,022,460
Nordstrom, Inc. *	7,925	262,318
O'Reilly Automotive, Inc. *	4,968	2,999,877
Ollie’s Bargain Outlet Holdings, Inc. *	4,674	435,149
Penske Automotive Group, Inc.	2,313	204,932
Petco Health & Wellness Co., Inc. *	5,388	111,154
Pool Corp.	2,803	1,339,329
Qurate Retail, Inc. Class A	26,855	318,500
RH *	1,237	821,467
The Gap, Inc.	14,436	421,098
Tractor Supply Co.	8,278	1,497,739
Ulta Beauty, Inc. *	3,873	1,300,553
Vroom, Inc. *	8,322	308,247
Wayfair, Inc., Class A *	5,425	1,309,378
Williams-Sonoma, Inc.	5,395	818,422
		36,036,348

Semiconductors & Semiconductor Equipment 3.1%
Allegro MicroSystems, Inc. *	3,727	102,157
Brooks Automation, Inc.	5,266	468,727
Cirrus Logic, Inc. *	4,160	343,574
Cree, Inc. *	8,312	771,021
Enphase Energy, Inc. *	9,495	1,800,252
Entegris, Inc.	9,689	1,168,881
First Solar, Inc. *	7,648	658,034
Marvell Technology, Inc.	58,146	3,518,414
Maxim Integrated Products, Inc.	19,252	1,923,467
Microchip Technology, Inc.	17,972	2,572,153
MKS Instruments, Inc.	3,986	623,570
Monolithic Power Systems, Inc.	3,226	1,449,313
ON Semiconductor Corp. *	30,468	1,190,080
Qorvo, Inc. *	8,135	1,542,315
Security	Number of Shares	Value ($)
Skyworks Solutions, Inc.	11,876	2,191,241
Teradyne, Inc.	11,965	1,519,555
Universal Display Corp.	3,122	732,078
Xilinx, Inc.	17,711	2,653,816
		25,228,648

Software & Services 11.4%
Akamai Technologies, Inc. *	11,575	1,388,074
Alliance Data Systems Corp.	3,584	334,208
Alteryx, Inc., Class A *	4,234	327,712
Amdocs Ltd.	9,328	719,282
Anaplan, Inc. *	10,138	579,894
ANSYS, Inc. *	6,271	2,310,613
Aspen Technology, Inc. *	4,898	716,381
Avalara, Inc. *	6,097	1,019,236
Bentley Systems, Inc., Class B	9,732	591,803
Bill.com Holdings, Inc. *	5,400	1,116,828
Black Knight, Inc. *	10,949	906,687
Broadridge Financial Solutions, Inc.	8,327	1,444,651
C3.ai, Inc., Class A *	1,357	68,325
Cadence Design Systems, Inc. *	19,790	2,921,994
CDK Global, Inc.	8,743	419,577
Ceridian HCM Holding, Inc. *	9,301	915,218
Citrix Systems, Inc.	8,917	898,388
Cloudflare, Inc., Class A *	18,096	2,146,728
Concentrix Corp. *	3,026	495,447
Coupa Software, Inc. *	5,267	1,142,939
Crowdstrike Holdings, Inc., Class A *	11,553	2,929,956
Datadog, Inc., Class A *	16,317	1,806,292
Datto Holding Corp. *	1,643	42,866
DocuSign, Inc. *	13,737	4,094,176
Dolby Laboratories, Inc., Class A	4,623	448,893
DoubleVerify Holdings, Inc. *	1,060	36,676
Dropbox, Inc., Class A *	21,986	692,339
Duck Creek Technologies, Inc. *	5,167	226,986
DXC Technology Co. *	18,298	731,554
Dynatrace, Inc. *	13,254	846,533
Elastic N.V. *	4,923	728,899
EPAM Systems, Inc. *	3,875	2,169,225
Euronet Worldwide, Inc. *	3,639	519,722
Everbridge, Inc. *	2,699	381,153
Fair Isaac Corp. *	2,008	1,052,011
Fastly, Inc., Class A *	7,579	364,323
FireEye, Inc. *	16,895	341,279
Five9, Inc. *	4,809	968,004
FleetCor Technologies, Inc. *	5,871	1,516,010
Fortinet, Inc. *	9,643	2,625,210
Gartner, Inc. *	6,029	1,596,057
Genpact Ltd.	13,220	658,488
Globant S.A. *	2,802	670,126
GoDaddy, Inc., Class A *	12,086	1,013,411
Guidewire Software, Inc. *	6,052	697,190
HubSpot, Inc. *	3,208	1,912,032
Jack Henry & Associates, Inc.	5,317	925,637
Jamf Holding Corp. *	3,805	124,842
Manhattan Associates, Inc. *	4,565	728,711
McAfee Corp., Class A	3,368	91,172
Medallia, Inc. *	7,447	252,230
MongoDB, Inc. *	3,807	1,366,408
N-Able, Inc. *	2,543	35,093
nCino, Inc. *	3,378	214,739
New Relic, Inc. *	3,922	270,932
NortonLifeLock, Inc.	39,563	981,954
Nuance Communications, Inc. *	20,512	1,126,109
Nutanix, Inc., Class A *	13,824	497,940
Okta, Inc. *	8,943	2,215,986
Palantir Technologies, Inc., Class A *	116,986	2,539,766
Palo Alto Networks, Inc. *	6,863	2,738,680

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Paychex, Inc.	23,197	2,640,283
Paycom Software, Inc. *	3,650	1,460,000
Paylocity Holding Corp. *	2,707	561,594
Paysafe Ltd *	22,182	239,344
Pegasystems, Inc.	2,927	373,602
Proofpoint, Inc. *	4,090	714,359
PTC, Inc. *	7,587	1,027,659
RingCentral, Inc., Class A *	5,785	1,546,157
Sabre Corp. *	22,749	268,211
Shift4 Payments, Inc., Class A *	3,070	273,813
Smartsheet, Inc., Class A *	8,666	628,718
SolarWinds Corp. *	5,086	57,167
Splunk, Inc. *	11,795	1,674,654
SS&C Technologies Holdings, Inc.	16,138	1,265,058
StoneCo Ltd., Class A *	15,924	936,968
Switch, Inc., Class A	8,154	168,462
Synopsys, Inc. *	10,926	3,146,579
Teradata Corp. *	7,814	388,043
The Trade Desk, Inc., Class A *	30,851	2,527,005
The Western Union Co.	29,441	683,326
Tyler Technologies, Inc. *	2,898	1,427,671
Unity Software, Inc. *	10,593	1,134,722
VeriSign, Inc. *	7,102	1,536,660
WEX, Inc. *	3,224	611,690
Wix.com Ltd. *	3,838	1,146,180
Zendesk, Inc. *	8,466	1,105,067
Zscaler, Inc. *	5,564	1,312,603
		92,499,190

Technology Hardware & Equipment 4.1%
Amphenol Corp., Class A	42,061	3,049,002
Arista Networks, Inc. *	4,336	1,649,371
Arrow Electronics, Inc. *	5,298	628,184
Avnet, Inc.	7,097	293,248
CDW Corp.	10,079	1,847,985
Ciena Corp. *	11,133	647,273
Cognex Corp.	12,310	1,112,947
Coherent, Inc. *	1,759	432,609
CommScope Holding Co., Inc. *	14,525	307,349
Corning, Inc.	54,799	2,293,886
F5 Networks, Inc. *	4,289	885,721
Hewlett Packard Enterprise Co.	93,643	1,357,824
HP, Inc.	89,840	2,593,681
IPG Photonics Corp. *	2,613	570,052
Jabil, Inc.	10,467	623,205
Juniper Networks, Inc.	23,402	658,532
Keysight Technologies, Inc. *	13,351	2,196,907
Littelfuse, Inc.	1,716	456,439
Lumentum Holdings, Inc. *	5,423	455,478
Motorola Solutions, Inc.	11,968	2,679,875
National Instruments Corp.	9,409	415,031
NCR Corp. *	9,136	405,638
NetApp, Inc.	16,027	1,275,589
Pure Storage, Inc., Class A *	19,205	374,882
SYNNEX Corp.	2,995	358,022
Trimble, Inc. *	18,032	1,541,736
Ubiquiti, Inc.	469	146,844
ViaSat, Inc. *	4,469	221,841
Vontier Corp.	12,124	392,211
Western Digital Corp. *	22,100	1,434,953
Xerox Holdings Corp.	10,987	265,116
Zebra Technologies Corp., Class A *	3,834	2,118,208
		33,689,639

Telecommunication Services 0.1%
Lumen Technologies, Inc.	79,247	988,210

Security	Number of Shares	Value ($)
Transportation 2.3%
Alaska Air Group, Inc. *	8,751	507,821
AMERCO	644	378,646
American Airlines Group, Inc. *	45,965	936,767
C.H. Robinson Worldwide, Inc.	9,512	848,185
Copa Holdings S.A., Class A *	2,248	159,406
Delta Air Lines, Inc. *	46,047	1,837,275
Expeditors International of Washington, Inc.	12,118	1,554,134
JB Hunt Transport Services, Inc.	6,052	1,019,459
JetBlue Airways Corp. *	22,820	337,508
Kansas City Southern	6,526	1,747,663
Kirby Corp. *	4,278	247,739
Knight-Swift Transportation Holdings, Inc.	11,608	576,802
Landstar System, Inc.	2,743	430,651
Lyft, Inc., Class A *	20,188	1,116,800
Old Dominion Freight Line, Inc.	7,362	1,981,482
Ryder System, Inc.	3,740	284,801
Schneider National, Inc., Class B	3,785	84,935
Southwest Airlines Co. *	42,551	2,149,677
TuSimple Holdings, Inc., Class A *	2,573	94,686
United Airlines Holdings, Inc. *	23,279	1,087,595
XPO Logistics, Inc. *	6,970	966,669
		18,348,701

Utilities 4.5%
Alliant Energy Corp.	18,011	1,054,184
Ameren Corp.	18,330	1,538,254
American Water Works Co., Inc.	13,069	2,223,168
Atmos Energy Corp.	9,320	918,859
Avangrid, Inc.	4,122	214,921
Brookfield Renewable Corp., Class A	9,172	389,260
CenterPoint Energy, Inc.	41,853	1,065,577
CMS Energy Corp.	20,807	1,285,665
Consolidated Edison, Inc.	24,733	1,824,553
DTE Energy Co.	13,896	1,630,279
Edison International	26,851	1,463,379
Entergy Corp.	14,431	1,485,238
Essential Utilities, Inc.	16,159	793,730
Evergy, Inc.	16,461	1,073,586
Eversource Energy	24,717	2,132,336
FirstEnergy Corp.	39,174	1,501,148
Hawaiian Electric Industries, Inc.	7,609	329,774
IDACORP, Inc.	3,616	381,307
MDU Resources Group, Inc.	14,310	453,913
National Fuel Gas Co.	6,299	323,958
NiSource, Inc.	28,252	699,802
NRG Energy, Inc.	17,540	723,350
OGE Energy Corp.	14,340	483,975
PG&E Corp. *	108,758	955,983
Pinnacle West Capital Corp.	8,126	678,927
PPL Corp.	55,496	1,574,421
Public Service Enterprise Group, Inc.	36,321	2,260,256
The AES Corp.	47,553	1,127,006
UGI Corp.	15,013	690,448
Vistra Corp.	34,539	661,422
WEC Energy Group, Inc.	22,725	2,139,331
Xcel Energy, Inc.	38,774	2,646,325
		36,724,335
Total Common Stock
(Cost $583,597,318)		807,006,269

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Investment Company 0.1% of net assets

Equity Funds 0.1%
iShares Russell Mid-Cap ETF (a)	8,900	710,576
Total Investment Company
(Cost $686,616)		710,576

Short-Term Investments 0.8% of net assets

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	4,614,876	4,614,876
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)(c)	1,752,765	1,752,765
Total Short-Term Investments
(Cost $6,367,641)		6,367,641

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/17/21	20	5,397,400	81,392
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,695,593.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$807,006,269	$—	$—	$807,006,269
Investment Company[1]	710,576	—	—	710,576
Short-Term Investments[1]	6,367,641	—	—	6,367,641
Futures Contracts[2]	81,392	—	—	81,392
Total	$814,165,878	$—	$—	$814,165,878
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 7.0%
Afterpay Ltd. *	105,982	7,533,450
AGL Energy Ltd.	303,249	1,605,896
Ampol Ltd.	115,943	2,413,721
APA Group	567,990	3,985,577
Aristocrat Leisure Ltd.	282,322	8,651,811
ASX Ltd.	95,286	5,397,912
Aurizon Holdings Ltd.	888,743	2,522,168
AusNet Services Ltd.	986,271	1,319,019
Australia & New Zealand Banking Group Ltd.	1,399,534	28,492,519
BHP Group Ltd.	1,451,722	57,021,908
BlueScope Steel Ltd.	254,731	4,517,226
Brambles Ltd.	713,606	6,109,659
Cochlear Ltd.	32,524	5,884,206
Coles Group Ltd.	661,003	8,506,804
Commonwealth Bank of Australia	874,679	64,121,024
Computershare Ltd.	271,107	3,117,104
Crown Resorts Ltd. *	183,105	1,161,685
CSL Ltd.	224,269	47,744,758
Dexus	527,908	3,987,844
Domino’s Pizza Enterprises Ltd.	29,521	2,539,993
Endeavour Group Ltd. *	655,364	3,188,625
Evolution Mining Ltd.	834,921	2,539,225
Fortescue Metals Group Ltd.	836,210	15,279,733
Goodman Group	811,831	13,502,504
Insurance Australia Group Ltd.	1,233,965	4,400,507
James Hardie Industries plc	217,943	7,353,079
Lendlease Corp. Ltd.	330,104	2,962,947
Macquarie Group Ltd.	173,101	19,987,702
Magellan Financial Group Ltd.	69,357	2,502,339
Medibank Pvt Ltd.	1,395,180	3,402,681
Mirvac Group	1,893,492	3,974,252
National Australia Bank Ltd.	1,620,603	30,904,480
Newcrest Mining Ltd.	398,894	7,709,641
Northern Star Resources Ltd.	532,811	3,970,065
Oil Search Ltd.	976,176	2,728,399
Orica Ltd.	212,659	1,939,608
Origin Energy Ltd.	872,486	2,635,986
Qantas Airways Ltd. *	481,743	1,623,967
QBE Insurance Group Ltd.	727,264	5,828,221
Ramsay Health Care Ltd.	90,973	4,302,460
REA Group Ltd.	26,184	3,119,138
Reece Ltd.	142,958	2,479,999
Rio Tinto Ltd.	183,041	17,939,841
Santos Ltd.	932,423	4,399,995
Scentre Group	2,579,535	4,924,954
SEEK Ltd.	169,193	3,659,972
Sonic Healthcare Ltd.	226,481	6,691,697
South32 Ltd.	2,364,590	5,181,505
Stockland	1,174,973	3,800,000
Suncorp Group Ltd.	640,807	5,442,283
Sydney Airport *	672,382	3,869,003
Security	Number of Shares	Value ($)
Tabcorp Holdings Ltd.	1,090,897	3,981,891
Telstra Corp. Ltd.	2,058,322	5,733,299
The GPT Group	949,805	3,256,600
Transurban Group	1,352,764	14,268,666
Treasury Wine Estates Ltd.	366,050	3,210,887
Vicinity Centres	2,010,384	2,297,241
Washington H Soul Pattinson & Co., Ltd.	53,337	1,284,136
Wesfarmers Ltd.	559,247	25,214,569
Westpac Banking Corp.	1,805,203	32,425,857
WiseTech Global Ltd.	73,112	1,658,369
Woodside Petroleum Ltd.	473,741	7,610,157
Woolworths Group Ltd.	624,410	17,862,010
Xero Ltd *	64,525	6,694,618
		594,377,392

Austria 0.2%
Erste Group Bank AG	136,320	5,282,478
OMV AG	74,033	3,997,320
Raiffeisen Bank International AG	74,043	1,750,728
Verbund AG	33,678	3,106,449
Voestalpine AG	58,393	2,576,045
		16,713,020

Belgium 0.9%
Ageas S.A./N.V.	87,242	4,606,873
Anheuser-Busch InBev S.A./N.V.	374,666	23,645,959
Argenx SE *	22,438	6,852,022
Elia Group S.A./N.V.	14,667	1,733,506
Etablissements Franz Colruyt N.V.	29,094	1,654,215
Groupe Bruxelles Lambert S.A.	54,466	6,337,075
KBC Group N.V.	124,225	10,002,927
Proximus SADP	73,240	1,505,102
Sofina S.A.	7,543	3,536,789
Solvay S.A.	36,324	4,851,306
UCB S.A.	62,389	6,747,825
Umicore S.A.	96,605	5,995,957
		77,469,556

Denmark 2.7%
Ambu A/S, Class B	82,002	3,033,800
AP Moller - Maersk A/S, Series A	1,572	4,202,592
AP Moller - Maersk A/S, Series B	2,981	8,272,938
Carlsberg A/S, Class B	50,004	9,240,009
Chr. Hansen Holding A/S	53,778	4,836,675
Coloplast A/S, Class B	59,104	10,807,967
Danske Bank A/S	333,910	5,852,111
Demant A/S *	53,030	3,241,061
DSV PANALPINA A/S	101,988	24,861,090
Genmab A/S *	32,620	14,743,550
GN Store Nord A/S	63,059	5,526,073
Novo Nordisk A/S, Class B	848,115	78,511,086
Novozymes A/S, Class B	102,897	8,084,081
Orsted A/S	92,615	13,736,670

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pandora A/S	49,351	6,383,897
Rockwool International A/S, B Shares	4,375	2,321,489
Tryg A/S	176,136	4,353,159
Vestas Wind Systems A/S	502,096	18,514,558
		226,522,806

Finland 1.1%
Elisa Oyj	69,833	4,488,250
Fortum Oyj	218,497	6,019,651
Kesko Oyj, B Shares	131,997	5,657,649
Kone Oyj, Class B	166,809	13,816,220
Neste Oyj	209,297	12,865,648
Nokia Oyj *	2,662,677	16,360,391
Orion Oyj, Class B	52,870	2,250,436
Sampo Oyj, A Shares	248,132	11,942,244
Stora Enso Oyj, R Shares	289,867	5,739,853
UPM-Kymmene Oyj	263,900	10,784,374
Wartsila Oyj Abp	231,107	3,481,510
		93,406,226

France 11.5%
Accor S.A. *	82,020	2,902,696
Aeroports de Paris *	14,660	1,777,034
Air Liquide S.A.	233,387	40,587,970
Airbus SE *	288,919	39,630,625
Alstom S.A. *	135,885	5,636,013
Amundi S.A.	29,941	2,765,153
ArcelorMittal S.A.	349,752	12,215,236
Arkema S.A.	30,083	3,829,097
Atos SE	51,919	2,482,906
AXA S.A.	957,291	24,790,988
BioMerieux	21,387	2,550,108
BNP Paribas S.A.	552,390	33,684,262
Bollore S.A.	427,639	2,389,784
Bouygues S.A.	113,040	4,356,724
Bureau Veritas S.A.	141,250	4,664,602
Capgemini SE	78,356	16,936,859
Carrefour S.A.	304,804	5,661,512
Cie de Saint-Gobain	249,497	17,833,609
CNP Assurances	84,529	1,436,839
Compagnie Generale des Etablissements Michelin S.C.A.	83,818	13,691,025
Covivio	25,565	2,401,613
Credit Agricole S.A.	583,405	8,134,715
Danone S.A.	321,000	23,610,670
Dassault Aviation S.A.	1,215	1,446,642
Dassault Systemes SE	325,945	17,979,842
Edenred	121,717	7,071,263
Eiffage S.A.	42,026	4,284,326
Electricite de France S.A.	240,287	2,916,974
Engie S.A.	903,336	12,046,261
EssilorLuxottica S.A.	141,343	26,683,139
Eurazeo SE	19,279	1,867,390
Eurofins Scientific SE	66,763	7,985,676
Faurecia SE	56,355	2,515,264
Gecina S.A.	22,259	3,530,078
Getlink SE	215,079	3,445,261
Hermes International	15,616	23,873,364
Iliad S.A.	8,190	1,764,985
Ipsen S.A.	17,972	1,920,496
Kering S.A.	37,089	33,273,978
Klepierre S.A. *	101,892	2,467,002
L'Oreal S.A.	124,007	56,732,398
La Francaise des Jeux SAEM	46,003	2,459,401
Legrand S.A.	132,136	14,891,180
LVMH Moet Hennessy Louis Vuitton SE	136,871	109,588,093
Orange S.A.	989,965	11,017,452
Security	Number of Shares	Value ($)
Orpea S.A.	25,844	3,281,862
Pernod-Ricard S.A.	103,330	22,805,602
Publicis Groupe S.A.	109,672	6,923,661
Remy Cointreau S.A. *	11,559	2,539,177
Renault S.A. *	95,293	3,619,289
Safran S.A.	169,420	22,172,728
Sanofi	557,425	57,455,582
Sartorius Stedim Biotech	13,773	7,862,230
Schneider Electric SE	264,700	44,334,158
SCOR SE	77,294	2,158,560
SEB S.A.	13,572	2,255,098
Societe Generale S.A.	401,238	11,750,536
Sodexo S.A. *	43,759	3,728,505
STMicroelectronics N.V.	333,395	13,720,454
Suez S.A.	169,822	3,961,369
Teleperformance	29,137	12,289,887
Thales S.A.	53,101	5,573,201
TotalEnergies SE	1,231,726	53,711,518
UbiSoft Entertainment S.A. *	45,977	2,914,656
Unibail-Rodamco-Westfield *	62,736	5,221,881
Valeo S.A.	116,771	3,376,529
Veolia Environnement S.A.	269,407	8,835,856
Vinci S.A.	261,662	27,703,312
Vivendi SE	352,269	11,901,915
Wendel SE	13,353	1,874,292
Worldline S.A. *	116,055	10,862,750
		976,565,113

Germany 8.7%
adidas AG	93,620	33,979,695
Allianz SE	203,003	50,459,105
Aroundtown S.A.	487,155	3,812,996
BASF SE	452,970	35,593,666
Bayer AG	485,832	28,945,381
Bayerische Motoren Werke AG	162,119	16,119,697
Bechtle AG	14,251	2,942,585
Beiersdorf AG	51,114	6,070,997
Brenntag SE	76,576	7,648,358
Carl Zeiss Meditec AG	19,569	4,358,263
Commerzbank AG *	504,378	3,248,165
Continental AG *	54,317	7,378,697
Covestro AG	96,893	6,241,962
Daimler AG	421,272	37,594,069
Delivery Hero SE *	76,645	11,457,857
Deutsche Bank AG *	1,021,878	12,882,055
Deutsche Boerse AG	93,034	15,524,019
Deutsche Lufthansa AG *(a)	149,565	1,689,242
Deutsche Post AG	487,279	33,023,464
Deutsche Telekom AG	1,637,052	33,975,619
Deutsche Wohnen SE	167,007	10,426,601
E.ON SE	1,097,069	13,486,824
Evonik Industries AG	107,391	3,733,997
Fresenius Medical Care AG & Co. KGaA	100,130	7,892,366
Fresenius SE & Co. KGaA	205,216	10,786,145
GEA Group AG	75,783	3,360,244
Hannover Rueck SE	30,050	5,050,905
HeidelbergCement AG	72,874	6,457,926
HelloFresh SE *	82,385	7,722,719
Henkel AG & Co. KGaA	51,743	4,704,729
Infineon Technologies AG	647,889	24,758,514
KION Group AG	35,590	3,779,443
Knorr-Bremse AG	36,146	4,093,160
LANXESS AG	41,102	2,976,750
LEG Immobilien SE	36,229	5,725,873
Merck KGaA	64,058	13,112,927
MTU Aero Engines AG	26,387	6,600,373

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69,010	18,620,550
Nemetschek SE	29,220	2,578,601
Puma SE	51,334	6,297,110
QIAGEN N.V. *	112,879	6,049,536
Rational AG	2,634	2,868,222
RWE AG	315,044	11,201,599
SAP SE	514,441	73,828,063
Scout24 AG	42,889	3,672,764
Siemens AG	376,443	58,737,535
Siemens Energy AG *	195,181	5,309,867
Siemens Healthineers AG	131,534	8,684,047
Symrise AG	63,253	9,326,585
Teamviewer AG *	76,391	2,568,380
Telefonica Deutschland Holding AG	523,411	1,410,884
Uniper SE	45,650	1,782,311
United Internet AG	47,172	1,952,322
Volkswagen AG	15,690	5,207,293
Vonovia SE	264,864	17,634,358
Zalando SE *	107,886	11,987,462
		737,332,877

Hong Kong 3.1%
AIA Group Ltd.	5,968,200	71,414,053
BOC Hong Kong (Holdings) Ltd.	1,845,090	5,925,103
Budweiser Brewing Co. APAC Ltd.	822,400	2,295,165
Chow Tai Fook Jewellery Group Ltd.	1,062,200	2,226,897
CK Asset Holdings Ltd.	1,019,211	6,934,401
CK Hutchison Holdings Ltd.	1,331,025	9,724,869
CK Infrastructure Holdings Ltd.	320,500	1,934,821
CLP Holdings Ltd.	797,426	8,222,594
ESR Cayman Ltd. *	972,134	3,416,873
Futu Holdings Ltd. ADR *	25,538	2,616,623
Galaxy Entertainment Group Ltd. *	1,081,000	7,325,978
Hang Lung Properties Ltd.	974,000	2,521,090
Hang Seng Bank Ltd.	379,740	7,272,571
Henderson Land Development Co., Ltd.	728,735	3,255,914
HK Electric Investments & HK Electric Investments Ltd.	1,303,104	1,321,610
HKT Trust & HKT Ltd.	1,855,000	2,521,462
Hong Kong & China Gas Co., Ltd.	5,550,696	9,027,307
Hong Kong Exchanges & Clearing Ltd.	593,465	37,928,161
Hongkong Land Holdings Ltd.	559,901	2,540,257
Jardine Matheson Holdings Ltd.	106,317	6,325,397
Link REIT	1,017,200	9,720,717
Melco Resorts & Entertainment Ltd. ADR *	106,083	1,476,675
MTR Corp., Ltd.	764,591	4,532,992
New World Development Co., Ltd.	779,778	3,696,740
Power Assets Holdings Ltd.	686,938	4,441,185
Sands China Ltd. *	1,218,000	4,148,572
Sino Land Co., Ltd.	1,619,806	2,482,138
SJM Holdings Ltd. *	993,864	896,385
Sun Hung Kai Properties Ltd.	637,604	9,121,156
Swire Pacific Ltd., A Shares	248,590	1,544,199
Swire Properties Ltd.	553,200	1,573,387
Techtronic Industries Co., Ltd.	671,500	11,974,377
The Bank of East Asia Ltd.	650,969	1,072,555
WH Group Ltd.	4,830,500	4,002,393
Wharf Real Estate Investment Co., Ltd.	828,188	4,677,506
Wynn Macau Ltd. *	806,000	1,032,976
Xinyi Glass Holdings Ltd.	874,000	3,266,453
		264,411,552

Security	Number of Shares	Value ($)
Ireland 0.7%
CRH plc	388,632	19,423,461
Flutter Entertainment plc *	82,080	13,992,486
Kerry Group plc, Class A	78,344	11,616,941
Kingspan Group plc	75,524	8,212,769
Smurfit Kappa Group plc	120,030	6,771,369
		60,017,026

Israel 0.6%
Azrieli Group Ltd.	22,556	1,796,462
Bank Hapoalim B.M. *	567,187	4,513,632
Bank Leumi Le-Israel B.M. *	721,136	5,510,334
Check Point Software Technologies Ltd. *	55,531	7,057,990
CyberArk Software Ltd. *	18,536	2,632,668
Elbit Systems Ltd.	12,524	1,649,227
ICL Group Ltd.	335,751	2,446,649
Israel Discount Bank Ltd., Class A *	593,425	2,779,900
Mizrahi Tefahot Bank Ltd. *	69,011	2,091,420
Nice Ltd. *	30,386	8,455,908
Teva Pharmaceutical Industries Ltd. ADR *	547,898	5,287,216
Wix.com Ltd. *	27,309	8,155,560
		52,376,966

Italy 2.4%
Amplifon S.p.A.	59,386	2,932,747
Assicurazioni Generali S.p.A.	548,670	10,939,455
Atlantia S.p.A. *	242,266	4,394,335
CNH Industrial N.V.	503,238	8,402,849
Davide Campari-Milano N.V.	257,979	3,626,807
DiaSorin S.p.A.	12,376	2,511,765
Enel S.p.A.	4,025,454	37,096,681
Eni S.p.A.	1,234,680	14,600,847
EXOR N.V.	53,417	4,388,513
Ferrari N.V.	61,533	13,410,379
FinecoBank Banca Fineco S.p.A. *	300,084	5,373,430
Infrastrutture Wireless Italiane S.p.A.	176,791	1,997,062
Intesa Sanpaolo S.p.A.	8,121,803	22,436,855
Mediobanca Banca di Credito Finanziario S.p.A. *	313,320	3,667,228
Moncler S.p.A.	97,366	6,687,358
Nexi S.p.A. *	212,730	4,557,799
Poste Italiane S.p.A	267,244	3,536,300
Prysmian S.p.A.	128,937	4,622,826
Recordati Industria Chimica e Farmaceutica S.p.A.	51,699	3,197,668
Snam S.p.A.	977,449	5,912,421
Stellantis N.V.	1,007,139	19,313,414
Telecom Italia S.p.A.	4,879,285	2,136,693
Telecom Italia S.p.A. - RSP	2,930,066	1,366,079
Tenaris S.A.	228,574	2,328,927
Terna S.p.A.	692,699	5,497,531
UniCredit S.p.A.	1,050,666	12,567,398
		207,503,367

Japan 22.7%
ABC-Mart, Inc.	17,380	958,270
Acom Co., Ltd.	199,800	820,068
Advantest Corp.	97,698	8,624,872
Aeon Co., Ltd.	326,400	8,931,877
AGC, Inc.	93,093	3,980,948
Aisin Corp.	72,000	2,914,841
Ajinomoto Co., Inc.	228,500	5,821,471
ANA Holdings, Inc. *	77,800	1,823,101

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Asahi Group Holdings Ltd.	225,600	10,150,765
Asahi Intecc Co., Ltd.	102,000	2,763,903
Asahi Kasei Corp.	624,000	6,804,668
Astellas Pharma, Inc.	912,150	14,528,153
Azbil Corp.	60,700	2,367,185
Bandai Namco Holdings, Inc.	98,800	6,392,768
Bridgestone Corp.	278,757	12,280,601
Brother Industries Ltd.	115,700	2,354,602
Canon, Inc.	489,895	11,281,331
Capcom Co., Ltd.	91,100	2,504,871
Casio Computer Co., Ltd.	94,300	1,536,997
Central Japan Railway Co.	70,500	10,255,258
Chubu Electric Power Co., Inc.	320,600	3,847,382
Chugai Pharmaceutical Co., Ltd.	332,100	12,238,053
Concordia Financial Group Ltd.	536,600	1,920,914
Cosmos Pharmaceutical Corp.	9,400	1,595,674
CyberAgent, Inc.	198,000	3,563,692
Dai Nippon Printing Co., Ltd.	115,448	2,720,570
Dai-ichi Life Holdings, Inc.	497,500	9,156,505
Daifuku Co., Ltd.	51,030	4,572,760
Daiichi Sankyo Co., Ltd.	839,300	16,621,742
Daikin Industries Ltd.	123,200	25,728,183
Daito Trust Construction Co., Ltd.	32,500	3,818,421
Daiwa House Industry Co., Ltd.	280,800	8,609,386
Daiwa House REIT Investment Corp.	995	2,962,410
Daiwa Securities Group, Inc.	713,000	3,749,199
Denso Corp.	213,900	14,695,173
Dentsu Group, Inc.	107,500	3,736,052
Disco Corp.	13,900	3,969,238
East Japan Railway Co.	150,360	10,017,339
Eisai Co., Ltd.	115,800	9,524,871
ENEOS Holdings, Inc.	1,533,200	6,440,350
FANUC Corp.	95,000	21,276,916
Fast Retailing Co., Ltd.	28,900	19,600,065
Fuji Electric Co., Ltd.	62,900	2,752,716
FUJIFILM Holdings Corp.	178,011	12,774,570
Fujitsu Ltd.	97,000	16,502,649
GLP J-REIT	2,013	3,605,620
GMO Payment Gateway, Inc.	20,100	2,583,803
Hakuhodo DY Holdings, Inc.	122,200	1,858,725
Hamamatsu Photonics K.K.	69,200	3,847,558
Hankyu Hanshin Holdings, Inc.	114,300	3,379,937
Harmonic Drive Systems, Inc.	21,707	1,200,766
Hikari Tsushin, Inc.	9,893	1,712,782
Hino Motors Ltd.	141,600	1,241,363
Hirose Electric Co., Ltd.	16,664	2,496,377
Hisamitsu Pharmaceutical Co., Inc.	26,100	1,143,190
Hitachi Construction Machinery Co., Ltd.	52,453	1,482,084
Hitachi Ltd.	476,015	27,379,993
Hitachi Metals Ltd. *	107,800	2,105,228
Honda Motor Co., Ltd.	801,139	25,730,874
Hoshizaki Corp.	26,500	2,225,282
Hoya Corp.	183,407	25,891,476
Hulic Co., Ltd.	129,600	1,474,425
Ibiden Co., Ltd.	50,400	2,669,949
Idemitsu Kosan Co., Ltd.	103,203	2,429,384
Iida Group Holdings Co., Ltd.	71,700	1,730,171
Inpex Corp.	511,600	3,628,553
Isuzu Motors Ltd.	272,300	3,632,396
Ito En Ltd.	27,100	1,599,005
ITOCHU Corp.	589,400	17,445,788
Itochu Techno-Solutions Corp.	50,787	1,557,922
Japan Airlines Co., Ltd. *	73,000	1,521,860
Japan Exchange Group, Inc.	252,900	5,752,212
Japan Metropolitan Fund Invest	3,432	3,595,142
Japan Post Bank Co., Ltd.	213,800	1,814,672
Japan Post Holdings Co., Ltd. *	763,100	6,477,526
Japan Post Insurance Co., Ltd.	107,100	1,898,726
Japan Real Estate Investment Corp.	607	3,812,231
Security	Number of Shares	Value ($)
Japan Tobacco, Inc.	587,100	11,472,107
JFE Holdings, Inc.	241,600	2,937,795
JSR Corp.	102,300	3,429,095
Kajima Corp.	218,600	2,813,992
Kakaku.com, Inc.	69,600	1,899,326
Kansai Paint Co., Ltd.	88,000	2,161,228
Kao Corp.	236,019	14,211,016
KDDI Corp.	795,700	24,335,372
Keio Corp.	49,300	2,761,499
Keisei Electric Railway Co., Ltd.	67,356	2,006,035
Keyence Corp.	95,900	53,416,539
Kikkoman Corp.	73,777	4,517,876
Kintetsu Group Holdings Co., Ltd. *	81,000	2,737,067
Kirin Holdings Co., Ltd.	403,100	7,373,021
Kobayashi Pharmaceutical Co., Ltd.	26,100	2,081,866
Kobe Bussan Co., Ltd.	67,100	2,259,281
Koei Tecmo Holdings Co., Ltd.	30,700	1,442,389
Koito Manufacturing Co., Ltd.	52,700	3,225,269
Komatsu Ltd.	427,309	10,707,948
Konami Holdings Corp.	46,000	2,547,735
Kose Corp.	16,600	2,622,980
Kubota Corp.	510,600	10,677,391
Kurita Water Industries Ltd.	51,300	2,491,566
Kyocera Corp.	157,000	9,701,324
Kyowa Kirin Co., Ltd.	133,000	4,329,301
Lasertec Corp.	37,500	7,039,934
Lawson, Inc.	24,500	1,231,372
Lion Corp.	110,000	1,904,010
Lixil Corp.	132,387	3,612,851
M3, Inc.	217,800	14,245,574
Makita Corp.	112,600	5,855,081
Marubeni Corp.	783,400	6,667,839
Mazda Motor Corp. *	290,100	2,861,808
McDonald’s Holdings Co., Japan Ltd.	42,000	1,892,767
Medipal Holdings Corp.	89,800	1,691,221
MEIJI Holdings Co., Ltd.	60,200	3,726,425
Mercari, Inc. *	49,896	2,611,595
Minebea Mitsumi, Inc.	179,300	4,841,262
MISUMI Group, Inc.	139,600	4,865,779
Mitsubishi Chemical Holdings Corp.	646,500	5,424,719
Mitsubishi Corp.	625,300	17,538,891
Mitsubishi Electric Corp.	904,500	12,271,568
Mitsubishi Estate Co., Ltd.	581,402	9,120,405
Mitsubishi Gas Chemical Co., Inc.	75,000	1,562,317
Mitsubishi HC Capital, Inc.	312,338	1,703,593
Mitsubishi Heavy Industries Ltd.	155,100	4,481,338
Mitsubishi UFJ Financial Group, Inc.	6,028,409	31,846,138
Mitsui & Co., Ltd.	764,300	17,542,525
Mitsui Chemicals, Inc.	90,300	2,879,569
Mitsui Fudosan Co., Ltd.	453,977	10,617,277
Miura Co., Ltd.	44,700	1,973,895
Mizuho Financial Group, Inc.	1,193,613	17,056,264
MonotaRO Co., Ltd.	129,500	2,978,854
MS&AD Insurance Group Holdings, Inc.	219,062	6,771,436
Murata Manufacturing Co., Ltd.	284,000	23,567,946
Nabtesco Corp.	53,400	2,022,602
NEC Corp.	123,500	6,263,552
Nexon Co., Ltd.	235,700	4,849,789
NGK Insulators Ltd.	131,600	2,107,555
NH Foods Ltd.	41,900	1,689,999
Nidec Corp.	220,200	24,716,017
Nihon M&A Center, Inc.	150,700	4,196,846
Nintendo Co., Ltd.	55,339	28,449,942
Nippon Building Fund, Inc.	739	4,775,897
Nippon Express Co., Ltd.	37,500	2,739,365
Nippon Paint Holdings Co., Ltd.	343,100	4,379,392
Nippon Prologis REIT, Inc.	1,051	3,509,880
Nippon Sanso Holdings Corp.	75,900	1,680,126
Nippon Shinyaku Co., Ltd.	24,800	1,865,740

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nippon Steel Corp.	417,241	7,238,004
Nippon Telegraph & Telephone Corp.	630,012	16,133,419
Nippon Yusen K.K.	82,700	4,468,447
Nissan Chemical Corp.	60,200	2,950,622
Nissan Motor Co., Ltd. *	1,123,896	6,522,909
Nisshin Seifun Group, Inc.	96,300	1,552,605
Nissin Foods Holdings Co., Ltd.	31,700	2,255,783
Nitori Holdings Co., Ltd.	39,300	7,469,988
Nitto Denko Corp.	75,900	5,639,250
Nomura Holdings, Inc.	1,515,700	7,589,992
Nomura Real Estate Holdings, Inc.	59,300	1,470,429
Nomura Real Estate Master Fund, Inc.	2,124	3,374,983
Nomura Research Institute Ltd.	172,200	5,541,368
NSK Ltd.	188,900	1,558,966
NTT Data Corp.	309,600	4,795,559
Obayashi Corp.	320,000	2,616,721
Obic Co., Ltd.	34,300	6,028,341
Odakyu Electric Railway Co., Ltd.	146,700	3,501,161
Oji Holdings Corp.	403,800	2,328,102
Olympus Corp.	568,900	11,707,590
Omron Corp.	91,100	7,795,885
Ono Pharmaceutical Co., Ltd.	182,100	4,157,007
Oracle Corp., Japan	18,300	1,367,011
Oriental Land Co., Ltd.	97,800	13,398,634
ORIX Corp.	596,300	10,432,505
Orix JREIT, Inc.	1,354	2,583,544
Osaka Gas Co., Ltd.	185,200	3,460,038
Otsuka Corp.	55,800	2,899,402
Otsuka Holdings Co., Ltd.	190,700	7,580,145
Pan Pacific International Holdings Corp.	197,900	4,130,971
Panasonic Corp.	1,092,912	13,196,981
PeptiDream, Inc. *	47,400	1,956,280
Persol Holdings Co., Ltd.	86,200	1,739,117
Pigeon Corp.	59,100	1,701,679
Pola Orbis Holdings, Inc.	41,700	996,813
Rakuten Group, Inc.	429,020	4,720,959
Recruit Holdings Co., Ltd.	667,800	34,612,487
Renesas Electronics Corp. *	613,300	6,656,536
Resona Holdings, Inc.	1,025,585	3,850,742
Ricoh Co., Ltd.	323,300	3,532,649
Rinnai Corp.	19,200	1,783,670
Rohm Co., Ltd.	44,700	4,360,843
Ryohin Keikaku Co., Ltd.	125,902	2,554,070
Santen Pharmaceutical Co., Ltd.	177,300	2,402,387
SBI Holdings, Inc.	119,290	2,855,559
SCSK Corp.	27,800	1,675,504
Secom Co., Ltd.	104,800	7,932,369
Seiko Epson Corp.	139,000	2,391,622
Sekisui Chemical Co., Ltd.	186,600	3,219,868
Sekisui House Ltd.	301,400	5,969,373
Seven & i Holdings Co., Ltd.	371,803	16,589,998
SG Holdings Co., Ltd.	163,328	4,391,731
Sharp Corp.	112,100	1,721,796
Shimadzu Corp.	115,700	4,666,236
Shimano, Inc.	36,300	9,292,037
Shimizu Corp.	277,300	2,042,188
Shin-Etsu Chemical Co., Ltd.	174,460	28,459,510
Shionogi & Co., Ltd.	131,600	6,930,672
Shiseido Co., Ltd.	197,600	13,206,730
SMC Corp.	28,200	16,764,156
Softbank Corp.	1,417,000	18,507,725
SoftBank Group Corp.	616,300	38,756,414
Sohgo Security Services Co., Ltd.	34,800	1,627,271
Sompo Holdings, Inc.	155,100	6,412,155
Sony Group Corp.	621,400	64,915,467
Square Enix Holdings Co., Ltd.	41,900	2,174,053
Stanley Electric Co., Ltd.	66,247	1,728,579
Subaru Corp.	301,200	5,917,666
Sumco Corp.	135,000	3,122,323
Security	Number of Shares	Value ($)
Sumitomo Chemical Co., Ltd.	734,800	3,825,013
Sumitomo Corp.	550,800	7,485,320
Sumitomo Dainippon Pharma Co., Ltd.	88,400	1,530,671
Sumitomo Electric Industries Ltd.	378,900	5,382,924
Sumitomo Metal Mining Co., Ltd.	120,600	4,887,600
Sumitomo Mitsui Financial Group, Inc.	646,946	21,807,939
Sumitomo Mitsui Trust Holdings, Inc.	165,300	5,426,114
Sumitomo Realty & Development Co., Ltd.	151,900	4,950,909
Suntory Beverage & Food Ltd.	70,100	2,457,877
Suzuki Motor Corp.	181,600	7,388,486
Sysmex Corp.	82,000	9,757,226
T&D Holdings, Inc.	257,700	3,297,207
Taisei Corp.	91,300	3,076,934
Taisho Pharmaceutical Holdings Co., Ltd.	15,100	845,646
Takeda Pharmaceutical Co., Ltd.	776,490	25,846,646
TDK Corp.	63,300	7,222,529
Terumo Corp.	316,900	12,299,122
The Chiba Bank Ltd.	257,900	1,467,110
The Kansai Electric Power Co., Inc.	347,500	3,277,923
The Shizuoka Bank Ltd.	219,900	1,588,043
THK Co., Ltd.	57,042	1,634,209
TIS, Inc.	110,500	2,865,956
Tobu Railway Co., Ltd.	96,700	2,514,585
Toho Co., Ltd.	57,208	2,490,523
Toho Gas Co., Ltd.	38,460	1,869,446
Tohoku Electric Power Co., Inc.	226,600	1,716,774
Tokio Marine Holdings, Inc.	312,099	14,874,970
Tokyo Century Corp.	18,077	994,832
Tokyo Electric Power Co. Holdings, Inc. *	746,390	1,989,274
Tokyo Electron Ltd.	73,500	30,313,269
Tokyo Gas Co., Ltd.	183,440	3,472,283
Tokyu Corp.	242,800	3,254,175
Toppan, Inc.	136,300	2,312,066
Toray Industries, Inc.	682,600	4,494,364
Toshiba Corp.	200,017	8,609,026
Tosoh Corp.	124,000	2,176,084
TOTO Ltd.	71,300	3,696,917
Toyo Suisan Kaisha Ltd.	43,600	1,664,531
Toyota Industries Corp.	72,500	6,081,666
Toyota Motor Corp.	1,045,103	93,824,619
Toyota Tsusho Corp.	105,969	5,003,312
Trend Micro, Inc.	65,900	3,430,958
Tsuruha Holdings, Inc.	19,400	2,290,458
Unicharm Corp.	200,500	8,047,535
United Urban Investment Corp.	1,428	2,100,557
USS Co., Ltd.	112,500	1,958,392
Welcia Holdings Co., Ltd.	44,100	1,501,150
West Japan Railway Co.	79,000	4,292,261
Yakult Honsha Co., Ltd.	62,800	3,711,162
Yamada Holdings Co., Ltd.	344,200	1,626,155
Yamaha Corp.	66,100	3,662,865
Yamaha Motor Co., Ltd.	134,300	3,362,964
Yamato Holdings Co., Ltd.	140,900	4,060,755
Yaskawa Electric Corp.	118,500	5,867,728
Yokogawa Electric Corp.	120,700	1,856,871
Z Holdings Corp.	1,314,100	6,577,305
ZOZO, Inc.	66,300	2,258,092
		1,924,371,297

Netherlands 4.5%
ABN AMRO Bank N.V. CVA *	209,895	2,446,666
Adyen N.V. *	9,768	26,471,759
Aegon N.V.	886,001	3,772,237
Akzo Nobel N.V.	93,935	11,603,529
ASM International N.V.	23,176	8,225,394
ASML Holding N.V.	206,760	158,043,985

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Coca-Cola European Partners plc	101,035	6,270,232
Heineken Holding N.V.	57,386	5,645,229
Heineken N.V.	126,801	14,766,195
ING Groep N.V.	1,917,009	24,596,553
InPost S.A. *	106,539	2,089,018
JDE Peet’s N.V.	37,481	1,261,826
Just Eat Takeaway.com N.V *	89,588	7,955,475
Koninklijke Ahold Delhaize N.V.	516,716	16,062,032
Koninklijke DSM N.V.	85,310	17,196,903
Koninklijke KPN N.V.	1,643,760	5,393,787
Koninklijke Philips N.V.	451,944	20,838,883
Koninklijke Vopak N.V.	32,588	1,379,859
NN Group N.V.	137,271	6,824,615
Prosus N.V. *	239,825	21,396,800
Randstad N.V.	59,428	4,311,536
Wolters Kluwer N.V.	132,631	15,120,377
		381,672,890

New Zealand 0.2%
Auckland International Airport Ltd. *	619,186	3,124,009
Fisher & Paykel Healthcare Corp., Ltd.	282,409	6,216,352
Mercury NZ Ltd.	363,497	1,672,467
Meridian Energy Ltd.	604,549	2,198,076
Ryman Healthcare Ltd.	200,346	1,840,162
Spark New Zealand Ltd.	898,471	2,965,644
The a2 Milk Co., Ltd. *	396,484	1,723,859
		19,740,569

Norway 0.6%
Adevinta A.S.A. *	134,558	2,587,199
DNB Bank A.S.A.	455,203	9,328,448
Equinor A.S.A.	483,302	9,414,330
Gjensidige Forsikring A.S.A.	101,362	2,319,477
Mowi A.S.A.	216,702	5,521,518
Norsk Hydro A.S.A.	679,126	4,518,221
Orkla A.S.A.	361,784	3,285,867
Schibsted A.S.A., A Shares	35,831	1,899,168
Schibsted A.S.A., B Shares	47,409	2,191,554
Telenor A.S.A.	353,015	6,129,096
Yara International A.S.A.	88,176	4,647,451
		51,842,329

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP - Energias de Portugal S.A.	1,377,041	7,142,669
EDP Renovaveis S.A.	141,975	3,334,672
Galp Energia, SGPS, S.A.	256,928	2,505,489
Jeronimo Martins, SGPS, S.A.	120,593	2,456,942
		15,439,772

Singapore 1.1%
Ascendas Real Estate Investment Trust	1,584,995	3,647,457
CapitaLand Integrated Commercial Trust	2,217,436	3,513,694
CapitaLand Ltd.	1,288,114	3,826,942
City Developments Ltd.	196,000	988,722
DBS Group Holdings Ltd.	890,393	19,923,742
Genting Singapore Ltd.	2,963,800	1,768,496
Keppel Corp., Ltd.	724,600	2,929,403
Mapletree Commercial Trust	1,018,600	1,621,679
Mapletree Logistics Trust	1,513,914	2,357,117
Oversea-Chinese Banking Corp., Ltd.	1,647,701	14,907,136
Sea Ltd. ADR *	7,334	2,025,357
Singapore Airlines Ltd. *	671,850	2,518,775
Singapore Exchange Ltd.	392,700	3,436,118
Singapore Technologies Engineering Ltd.	786,249	2,321,934
Security	Number of Shares	Value ($)
Singapore Telecommunications Ltd.	4,030,537	6,755,530
United Overseas Bank Ltd.	575,033	11,117,447
UOL Group Ltd.	235,272	1,264,486
Venture Corp., Ltd.	133,300	1,869,779
Wilmar International Ltd.	912,034	2,920,837
		89,714,651

Spain 2.4%
ACS Actividades de Construccion y Servicios S.A.	120,929	3,180,831
Aena SME S.A. *	36,547	5,819,990
Amadeus IT Group S.A. *	222,304	14,578,869
Banco Bilbao Vizcaya Argentaria S.A. *	3,308,946	21,182,144
Banco Santander S.A. *	8,551,087	31,323,937
CaixaBank S.A.	2,157,535	6,407,681
Cellnex Telecom S.A.	251,523	16,403,475
Enagas S.A.	123,753	2,842,299
Endesa S.A.	157,385	3,822,978
Ferrovial S.A.	237,041	7,034,229
Grifols S.A.	152,041	3,866,679
Iberdrola S.A.	2,908,740	35,006,928
Industria de Diseno Textil S.A.	537,051	18,214,817
Naturgy Energy Group S.A.	145,197	3,747,537
Red Electrica Corp. S.A.	216,179	4,282,237
Repsol S.A.	746,261	8,173,730
Siemens Gamesa Renewable Energy S.A. *	121,962	3,401,380
Telefonica S.A.	2,555,313	11,690,163
		200,979,904

Sweden 3.9%
Alfa Laval AB	154,590	6,455,817
Assa Abloy AB, B Shares	495,198	15,884,107
Atlas Copco AB, A Shares	330,006	22,349,659
Atlas Copco AB, B Shares	191,382	10,881,662
Boliden AB	132,369	5,158,680
Electrolux AB, B Shares	110,550	2,903,413
Embracer Group AB *	125,220	3,240,880
Epiroc AB, A Shares	324,239	7,553,026
Epiroc AB, B Shares	198,521	3,988,578
EQT AB	118,812	5,726,990
Essity AB, B Shares	298,006	9,750,077
Evolution AB	83,868	14,593,050
Fastighets AB Balder, B Shares *	51,228	3,535,168
H & M Hennes & Mauritz AB, B Shares *	356,357	7,450,255
Hexagon AB, B Shares	973,039	16,107,297
Husqvarna AB, B Shares	215,297	3,012,787
ICA Gruppen AB	49,490	2,446,215
Industrivarden AB, A Shares	54,001	2,154,632
Industrivarden AB, C Shares	77,134	2,952,686
Investment AB Latour, B Shares	74,723	2,920,323
Investor AB, B Shares	899,020	22,263,799
Kinnevik AB, B Shares *	121,154	5,281,806
LE Lundbergfortagen AB, B Shares	35,969	2,566,674
Lundin Energy AB	98,367	3,066,528
Nibe Industrier AB, B Shares	698,064	8,341,851
Nordea Bank Abp	1,597,232	18,704,239
Sandvik AB	553,385	14,430,231
Securitas AB, B Shares	153,399	2,704,950
Sinch AB *	245,880	4,958,349
Skandinaviska Enskilda Banken AB, A Shares	807,477	10,921,077
Skanska AB, B Shares	165,774	4,679,743
SKF AB, B Shares	186,933	4,973,661
Svenska Cellulosa AB, S.C.A., B Shares	299,272	5,566,501
Svenska Handelsbanken AB, A Shares	727,399	8,197,280
Swedbank AB, A Shares	453,657	8,834,343

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Swedish Match AB	805,901	7,216,817
Tele2 AB, B Shares	249,139	3,659,605
Telefonaktiebolaget LM Ericsson, B Shares	1,441,227	16,623,364
Telia Co. AB	1,335,396	5,857,457
Volvo AB, A Shares	102,412	2,490,087
Volvo AB, B Shares	698,764	16,478,084
		326,881,748

Switzerland 10.0%
ABB Ltd.	854,785	31,249,531
Adecco Group AG	76,141	4,559,791
Alcon, Inc.	246,472	17,942,928
Baloise Holding AG	22,837	3,600,721
Banque Cantonale Vaudoise	14,339	1,280,070
Barry Callebaut AG	1,708	4,329,158
Chocoladefabriken Lindt & Spruengli AG	53	6,143,401
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	521	5,837,777
Cie Financiere Richemont S.A.	256,336	32,803,109
Clariant AG *	106,213	2,209,601
Credit Suisse Group AG	1,210,546	12,153,032
EMS-Chemie Holding AG	3,451	3,825,639
Geberit AG	18,131	14,886,960
Givaudan S.A.	4,549	22,705,163
Holcim Ltd. *	258,350	15,144,773
Julius Baer Group Ltd.	108,267	7,145,834
Kuehne & Nagel International AG	26,783	9,034,790
Logitech International S.A.	84,663	9,301,872
Lonza Group AG	36,946	28,767,092
Nestle S.A.	1,419,718	179,778,397
Novartis AG	1,094,439	101,211,949
Partners Group Holding AG	11,093	18,950,880
Roche Holding AG	346,107	133,705,312
Roche Holding AG - Bearer Shares	16,058	6,892,506
Schindler Holding AG	9,971	3,106,980
Schindler Holding AG - Participation Certificates	20,157	6,525,534
SGS S.A.	3,019	9,771,519
Sika AG	70,045	24,674,781
Sonova Holding AG	27,365	10,744,454
Straumann Holding AG	5,139	9,527,800
Swiss Life Holding AG	15,704	8,100,167
Swiss Prime Site AG	37,601	4,003,862
Swiss Re AG	149,340	13,539,240
Swisscom AG	12,820	7,704,842
Temenos AG	32,690	5,192,756
The Swatch Group AG	24,720	1,605,409
The Swatch Group AG - Bearer Shares	14,537	4,849,294
UBS Group AG	1,808,131	29,790,360
Vifor Pharma AG	25,106	3,511,118
Zurich Insurance Group AG	74,240	29,931,691
		846,040,093

United Kingdom 14.4%
3i Group plc	476,646	8,471,524
Abrdn plc	1,067,146	4,209,820
Admiral Group plc	95,683	4,519,924
Anglo American plc	636,267	28,195,512
Antofagasta plc	195,177	4,052,507
Ashtead Group plc	222,071	16,617,448
Associated British Foods plc	172,613	4,799,828
AstraZeneca plc	762,277	87,593,153
Auto Trader Group plc *	461,827	4,184,226
AVEVA Group plc	59,040	3,221,347
Aviva plc	1,945,381	10,447,937
BAE Systems plc	1,599,850	12,826,864
Security	Number of Shares	Value ($)
Barclays plc	8,544,644	20,670,175
Barratt Developments plc	500,238	4,888,656
BHP Group plc	1,037,949	33,604,985
BP plc	10,000,412	40,141,905
British American Tobacco plc	1,072,104	39,874,112
BT Group plc *	4,421,722	10,650,758
Bunzl plc	165,273	6,122,907
Burberry Group plc	196,530	5,637,170
Coca-Cola HBC AG *	101,567	3,835,461
Compass Group plc *	885,480	18,710,089
Croda International plc	68,404	8,007,458
DCC plc	48,205	4,035,884
Diageo plc	1,156,017	57,322,555
Direct Line Insurance Group plc	678,602	2,805,156
Entain plc *	288,862	7,284,027
Evraz plc	260,036	2,221,714
Experian plc	452,099	19,904,022
Ferguson plc	111,102	15,575,289
GlaxoSmithKline plc	2,473,087	48,828,212
Glencore plc *	4,914,274	22,070,741
Halma plc	190,065	7,629,396
Hargreaves Lansdown plc	173,791	3,941,712
Hikma Pharmaceuticals plc	84,141	3,093,986
HSBC Holdings plc	10,048,538	55,469,878
Imperial Brands plc	466,720	9,992,615
Informa plc *	742,267	5,100,353
InterContinental Hotels Group plc *	91,088	6,015,782
Intertek Group plc	77,716	5,568,036
J. Sainsbury plc	816,991	3,217,170
JD Sports Fashion plc	253,281	3,155,929
Johnson Matthey plc	96,009	3,968,464
Kingfisher plc	1,058,893	5,438,927
Land Securities Group plc	343,640	3,382,234
Legal & General Group plc	2,922,804	10,587,762
Lloyds Banking Group plc	34,850,750	22,034,977
London Stock Exchange Group plc	160,035	16,687,056
M&G plc	1,296,344	4,059,166
Melrose Industries plc	2,396,537	5,325,754
Mondi plc	242,170	6,713,860
National Grid plc	1,759,188	22,493,183
Natwest Group plc	2,403,329	6,745,462
Next plc *	64,241	7,037,187
NMC Health plc *(b)	48,950	16,500
Ocado Group plc *	239,689	6,176,192
Pearson plc	366,826	4,420,425
Persimmon plc	157,425	6,350,149
Phoenix Group Holdings plc	336,821	3,174,145
Prudential plc	1,284,297	24,117,591
Reckitt Benckiser Group plc	349,803	26,759,815
RELX plc	949,605	27,912,961
Rentokil Initial plc	910,906	7,175,647
Rio Tinto plc	552,545	46,933,395
Rolls-Royce Holdings plc *	4,131,415	5,705,981
Royal Dutch Shell plc, A Shares	2,017,128	40,546,198
Royal Dutch Shell plc, B Shares	1,835,497	36,267,899
Schroders plc	63,460	3,222,762
Segro plc	593,666	10,035,472
Severn Trent plc	118,075	4,589,761
Smith & Nephew plc	436,317	8,903,824
Smiths Group plc	195,480	4,223,613
Spirax-Sarco Engineering plc	37,020	7,713,069
SSE plc	513,328	10,291,962
St. James’s Place plc	268,290	5,910,961
Standard Chartered plc	1,329,753	7,971,611
Taylor Wimpey plc	1,818,552	4,157,695
Tesco plc	3,831,650	12,404,593
The Berkeley Group Holdings plc	62,740	4,224,157
The British Land Co., plc	448,543	3,175,655
The Sage Group plc	537,645	5,240,635

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Unilever plc	1,294,592	74,505,806
United Utilities Group plc	338,265	5,036,593
Vodafone Group plc	13,202,943	21,229,694
Whitbread plc *	99,153	4,190,776
WM Morrison Supermarkets plc	1,196,317	4,449,871
WPP plc	591,842	7,654,311
		1,223,679,974
Total Common Stock
(Cost $5,890,501,539)		8,387,059,128

Preferred Stock 0.6% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	29,441	2,527,038
Fuchs Petrolub SE	32,258	1,607,368
Henkel AG & Co. KGaA	89,520	9,075,948
Porsche Automobil Holding SE	75,858	8,210,198
Sartorius AG	13,163	7,962,465
Volkswagen AG	91,648	22,322,747
Total Preferred Stock
(Cost $33,607,303)		51,705,764
Security	Number of Shares/ Face Amount	Value ($)
Short-Term Investments 0.2% of net assets

Money Market Fund 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	1,751,920	1,751,920

Time Deposits 0.2%
BNP Paribas
Swiss Franc
(1.49%), 08/02/21 (e)(f)	78,963	87,170
Brown Brothers Harriman
Australian Dollar
(0.22%), 08/02/21 (e)(f)	143,212	105,096
Canadian Dollar
0.01%, 08/02/21 (e)	104,284	83,588
Danish Krone
(0.62%), 08/02/21 (e)(f)	509,581	81,260
Hong Kong Dollar
0.00%, 08/02/21 (e)	663,991	85,443
New Zealand Dollar
0.01%, 08/02/21 (e)	120,351	83,849
Security	Number of Shares/ Face Amount	Value ($)
Norwegian Krone
(0.20%), 08/02/21 (e)(f)	774,184	87,629
Singapore Dollar
0.01%, 08/02/21 (e)	113,951	84,100
Citibank
Euro
(0.78%), 08/02/21 (e)(f)	337,763	400,671
Pound Sterling
0.01%, 08/02/21 (e)	371,700	516,663
Skandinaviska Enskilda Banken AB
Swedish Krona
(0.27%), 08/02/21 (e)(f)	738,988	85,845
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.28%), 08/02/21 (e)(f)	17,045,650	155,377
Sumitomo Mitsui Trust Bank, Limited
U.S. Dollar
0.01%, 08/02/21 (e)	17,942,139	17,942,139
		19,798,830
Total Short-Term Investments
(Cost $21,550,750)		21,550,750

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/17/21	379	43,952,630	185,262
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,604,772.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$2,329,710,632	$—	$2,329,710,632
Australia	3,188,625	591,188,767	—	594,377,392
Denmark	4,836,675	221,686,131	—	226,522,806
Hong Kong	4,093,298	260,318,254	—	264,411,552
Ireland	11,616,941	48,400,085	—	60,017,026
Israel	23,133,434	29,243,532	—	52,376,966
Japan	3,605,620	1,920,765,677	—	1,924,371,297
Netherlands	7,532,058	374,140,832	—	381,672,890
Norway	11,520,002	40,322,327	—	51,842,329
Portugal	5,791,614	9,648,158	—*	15,439,772
Singapore	2,025,357	87,689,294	—	89,714,651
Sweden	18,553,512	308,328,236	—	326,881,748
Switzerland	16,310,336	829,729,757	—	846,040,093
United Kingdom	4,449,871	1,219,213,603	16,500	1,223,679,974
Preferred Stock[1]	—	51,705,764	—	51,705,764
Short-Term Investments[1]	—	19,798,830	—	19,798,830
Money Market Fund	1,751,920	—	—	1,751,920
Futures Contracts[2]	185,262	—	—	185,262
Total	$118,594,525	$8,341,889,879	$16,500	$8,460,500,904
*	Level 3 amount shown includes securities determined to have no value at July 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at the cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JUL21